                                                       Registration No. 2-74667
                                                       Registration No.811-3301
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                       ----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]

         Pre-Effective Amendment No.


         Post-Effective Amendment No.  34                                  [X]


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]


         Amendment No.  36                                                 [X]


                        (Check appropriate box or boxes)
                        --------------------------------

                            SEPARATE ACCOUNT NO. 301
                                       of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                           --------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


      Depositor's Telephone Number, including Area Code: 1-(800) 248-2138

                           --------------------------

                                 ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL

           The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)

           ---------------------------------------------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington, D.C. 20007

                  --------------------------------------------

         Approximate Date of Proposed Public Offering: Continuous

         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]      On May 1, 2002 pursuant to paragraph (b) of Rule 485.


[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.

[ ]      75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(3) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

         Units of interest in separate account under variable annuity contracts.

                         -----------------------------

Equitable Life's 300+ Series
Certificates under Group Annuity
Contracts



--------------------------------------------------------------------------------


[GRAPHIC OMITTED]




PROSPECTUS
MAY 1, 2002

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A


INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants.......................................  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2001..............  FSA-3
   Statements of Operations for the Year Ended December 31, 2001........  FSA-15
   Statements of Changes in Net Assets for the Years Ended December
    31, 2001 and 2000...................................................  FSA-21
   Notes to Financial Statements........................................  FSA-31


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants.......................................     F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2001 and 2000..............     F-2
Consolidated Statements of Earnings, Years Ended December 31,
    2001, 2000 and 1999.................................................     F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2001, 2000 and 1999...............     F-4
   Consolidated Statements of Cash Flows, Years Ended December
    31, 2001, 2000 and 1999.............................................     F-5
   Notes to Consolidated Financial Statements...........................     F-7


                                     FSA-1

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in the EQ Advisors Trust at December 31, 2001 with the transfer agent of the EQ Advisors Trust, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
February 6, 2002

                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

                                                    EQ/Aggressive      EQ/Alliance     EQ/Alliance
                                                        Stock         Common Stock       Global
                                                   --------------    --------------    ------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $1,486,162,651    $6,085,269,353    $612,112,599
Receivable for Trust shares sold ................       8,177,850         3,381,866         727,658
Receivable for policy-related transactions ......              --                --              --
                                                   --------------    --------------    ------------
  Total assets ..................................   1,494,340,501     6,088,651,219     612,840,257
                                                   --------------    --------------    ------------
Liabilities:
Payable for Trust shares purchased ..............              --                --              --
Payable for policy-related transactions .........       7,769,876         3,684,635         765,333
                                                   --------------    --------------    ------------
  Total liabilities .............................       7,769,876         3,684,635         765,333
                                                   --------------    --------------    ------------
Net Assets ......................................  $1,486,570,625    $6,084,966,584    $612,074,924
                                                   ==============    ==============    ============
Net Assets:
Accumulation Units ..............................  $1,482,726,536    $6,048,249,943    $610,575,012
Contracts in payout (annuitization) period.......       2,944,980        32,958,917       1,152,006
Retained by Equitable Life in Separate
 Account A ......................................         899,109         3,757,724         347,906
                                                   --------------    --------------    ------------
Total net assets ................................  $1,486,570,625    $6,084,966,584    $612,074,924
                                                   ==============    ==============    ============
Investments in shares of The Trust, at cost......  $2,098,376,124    $7,530,438,601    $876,897,043
Trust shares held
 Class A ........................................      64,604,713       379,794,763      39,194,381
 Class B ........................................         484,251         7,929,903       2,235,802

                                                                                                          EQ/Alliance
                                                                                                          Intermediate
                                                      EQ/Alliance         EQ/Alliance     EQ/Alliance     Government
                                                   Growth and Income   Growth Investors    High Yield     Securities
                                                   -----------------   ----------------   ------------    ------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................    $1,171,654,705      $824,398,077     $119,699,061    $115,895,610
Receivable for Trust shares sold ................                --                --          833,819              --
Receivable for policy-related transactions.......           367,240                --               --         671,525
                                                     --------------      ------------     ------------    ------------
  Total assets ..................................     1,172,021,945       824,398,077      120,532,880     116,567,135
                                                     --------------      ------------     ------------    ------------
Liabilities:
Payable for Trust shares purchased ..............           407,864            26,499               --         143,197
Payable for policy-related transactions .........                --            35,685          833,707              --
                                                     --------------      ------------     ------------    ------------
  Total liabilities .............................           407,864            62,184          833,707         143,197
                                                     --------------      ------------     ------------    ------------
Net Assets ......................................    $1,171,614,081      $824,335,893     $119,699,173    $116,423,938
                                                     ==============      ============     ============    ============
Net Assets:
Accumulation Units ..............................    $1,164,628,523      $820,150,169     $118,825,093    $115,651,668
Contracts in payout (annuitization) period ......         6,681,016         3,930,396          610,840         389,312
Retained by Equitable Life in Separate
 Account A ......................................           304,542           255,328          263,240         382,958
                                                     --------------      ------------     ------------    ------------
Total net assets ................................    $1,171,614,081      $824,335,893     $119,699,173    $116,423,938
                                                     ==============      ============     ============    ============
Investments in shares of The Trust, at cost......    $1,224,504,376      $930,116,726     $161,757,242    $116,689,853
Trust shares held
 Class A ........................................        64,713,117        47,742,845       20,366,455       9,594,514
 Class B ........................................         6,053,382         2,473,207        1,551,560       2,151,604

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                      EQ/Aggressive    EQ/Alliance     EQ/Alliance
                                                           Stock       Common Stock      Global
                                                      -------------    ------------    -----------
Units outstanding (000's):
Old Contracts 0.74% .............................               --            185             --
EQUIPLAN Contracts 0.74% ........................               --             55             --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................           16,058         14,197          3,331
Momentum Contracts 1.34% and 1.49% ..............              870            424            134
Momentum Plus Contracts 1.35% ...................              495            561            190
Momentum Plus Contracts 1.00% ...................               --             --             --
Momentum Plus Contracts .90% ....................               --             --             --
Equivest Series 300 and 400 Contracts 1.35% .....            2,242          5,579             --
Equivest Series 500 Contracts 1.45% .............                5             27              3
Equivest Series 600 and 800 Contracts 1.20% .....              100            944            235
Equivest Vantage Contracts .90% .................               35             54              5
Equivest Express Series 700 Contracts .95% ......               33            387            162
Unit value:
Old Contracts 0.74% .............................         $     --        $ 385.79       $    --
EQUIPLAN Contracts 0.74% ........................         $     --        $ 417.89       $    --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................         $  67.13        $ 299.82       $ 157.88
Momentum Contracts 1.34% and 1.49% ..............         $  67.13        $ 299.82       $ 157.88
Momentum Plus Contracts 1.35% ...................         $ 126.48        $ 244.28       $ 160.66
Momentum Plus Contracts 1.00% ...................         $ 102.74        $ 192.76       $ 135.44
Momentum Plus Contracts .90% ....................         $  89.45        $ 178.39       $ 129.23
Equivest Series 300 and 400 Contracts 1.35% .....         $ 120.13        $ 233.80       $    --
Equivest Series 500 Contracts 1.45% .............         $  66.89        $  94.82       $  84.81
Equivest Series 600 and 800 Contracts 1.20% .....         $  66.90        $  94.83       $  84.81
Equivest Vantage Contracts .90% .................         $  67.82        $  97.85       $  88.80
Equivest Express Series 700 Contracts .95% ......         $  71.46        $  83.37       $  75.87

                                                                                                                 EQ/Alliance
                                                                                                                Intermediate
                                                         EQ/Alliance         EQ/Alliance         EQ/Alliance     Government
                                                      Growth and Income   Growth Investors       High Yield      Securities
                                                      -----------------   ----------------       -----------    ------------
Units outstanding (000's):
Old Contracts 0.74% .............................              --                  --                 --               --
EQUIPLAN Contracts 0.74% ........................              --                  --                 --               40
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................           3,789               3,967                770              587
Momentum Contracts 1.34% and 1.49% ..............             124                 140                 31               20
Momentum Plus Contracts 1.35% ...................             149                 234                 52               33
Momentum Plus Contracts 1.00% ...................              --                  --                 --               --
Momentum Plus Contracts .90% ....................              --                  --                 --               --
Equivest Series 300 and 400 Contracts 1.35% .....              --                  --                 --               --
Equivest Series 500 Contracts 1.45% .............               6                   3                  1               --
Equivest Series 600 and 800 Contracts 1.20% .....             526                 280                 49              112
Equivest Vantage Contracts .90% .................               5                   2                  1               --
Equivest Express Series 700 Contracts .95% ......             300                 133                 51               68
Unit value:
Old Contracts 0.74% .............................         $    --             $    --            $    --       $       --
EQUIPLAN Contracts 0.74% ........................         $    --             $    --            $    --       $    68.67
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................         $ 262.05            $ 179.41           $ 128.74      $   143.62
Momentum Contracts 1.34% and 1.49% ..............         $ 262.05            $ 179.41           $ 128.74      $   143.62
Momentum Plus Contracts 1.35% ...................         $ 262.37            $ 181.41           $ 137.35      $   138.49
Momentum Plus Contracts 1.00% ...................         $ 229.84            $ 160.03           $ 121.40      $   137.45
Momentum Plus Contracts .90% ....................         $ 216.44            $ 150.59           $ 111.46      $      --
Equivest Series 300 and 400 Contracts 1.35% .....         $    --             $    --            $    --       $      --
Equivest Series 500 Contracts 1.45% .............         $ 125.48            $ 100.91           $  76.09      $   116.92
Equivest Series 600 and 800 Contracts 1.20% .....         $ 125.48            $ 100.93           $  76.09      $   116.93
Equivest Vantage Contracts .90% .................         $ 128.51            $ 103.75           $  77.17      $   118.06
Equivest Express Series 700 Contracts .95% ......         $ 109.04            $  89.58           $  89.40      $   115.71

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                    EQ/Alliance     EQ/Alliance     EQ/Alliance
                                                   International   Money Market   Premier Growth
                                                   -------------   ------------   --------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $104,467,745    $208,281,956    $253,849,063
Receivable for Trust shares sold ................       250,360              --       1,452,621
Receivable for policy-related transactions ......            --       1,769,590              --
                                                   ------------    ------------    ------------
  Total assets ..................................   104,718,105     210,051,546     255,301,684
                                                   ------------    ------------    ------------
Liabilities:
Payable for Trust shares purchased ..............            --       1,527,394              --
Payable for policy-related transactions .........       246,458              --       1,453,163
                                                   ------------    ------------    ------------
  Total liabilities .............................       246,458       1,527,394       1,453,163
                                                   ------------    ------------    ------------
Net Assets ......................................  $104,471,647    $208,524,152    $253,848,521
                                                   ============    ============    ============
Net Assets:
Accumulation Units ..............................  $103,736,733    $206,321,548    $253,553,095
Contracts in payout (annuitization) period ......       683,957       1,028,315              --
Retained by Equitable Life in Separate
 Account A ......................................        50,957       1,174,289         295,426
                                                   ------------    ------------    ------------
Total net assets ................................  $104,471,647    $208,524,152    $253,848,521
                                                   ============    ============    ============
Investments in shares of The Trust, at cost .....  $110,806,878    $212,647,210    $302,754,543
Trust shares held
 Class A ........................................    12,150,056      15,864,609              --
 Class B ........................................       868,636       4,238,707      34,718,434

                                               EQ/Alliance      EQ/Alliance      EQ/Alliance
                                              Quality Bond   Small Cap Growth     Technology
                                             -------------- ------------------ ---------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $169,674,939     $337,807,755     $107,389,300
Receivable for Trust shares sold ................            --               --          600,241
Receivable for policy-related transactions ......       516,585          306,543               --
                                                   ------------     ------------     ------------
  Total assets ..................................   170,191,524      338,114,298      107,989,541
                                                   ------------     ------------     ------------
Liabilities:
Payable for Trust shares purchased ..............       529,162          353,375               --
Payable for policy-related transactions .........            --               --          600,935
                                                   ------------     ------------     ------------
  Total liabilities .............................       529,162          353,375          600,935
                                                   ------------     ------------     ------------
Net Assets ......................................  $169,662,362     $337,760,923     $107,388,606
                                                   ============     ============     ============
Net Assets:
Accumulation Units ..............................  $168,772,073     $336,670,857     $107,012,273
Contracts in payout (annuitization) period ......       753,584          943,935               --
Retained by Equitable Life in Separate
 Account A ......................................       136,705          146,131          376,333
                                                   ------------     ------------     ------------
Total net assets ................................  $169,662,362     $337,760,923     $107,388,606
                                                   ============     ============     ============
Investments in shares of The Trust, at cost .....  $172,395,773     $396,646,888     $112,228,755
Trust shares held
 Class A ........................................    14,594,336       23,549,288              500
 Class B ........................................     2,714,826        2,662,488       21,297,708

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                     EQ/Alliance      EQ/Alliance     EQ/Alliance      EQ/Alliance
                                                    International    Money Market   Premier Growth     Quality Bond
                                                    -------------    ------------   --------------     ------------
Units outstanding (000's):
Old Contracts 0.74% .............................          --                90              --                --
EQUIPLAN Contracts 0.74% ........................          --                --              --                --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................         945             1,796           2,788               899
Momentum Contracts 1.34% and 1.49% ..............          41               453              44                21
Momentum Plus Contracts 1.35% ...................          58               220              25                40
Momentum Plus Contracts 1.00% ...................          --                --              --                --
Momentum Plus Contracts .90% ....................          --                --               1                --
Equivest Series 300 and 400 Contracts 1.35% .....          --               395              --                --
Equivest Series 500 Contracts 1.45% .............           1                --               2                --
Equivest Series 600 and 800 Contracts 1.20% .....          45               125             438               112
Equivest Vantage Contracts .90% .................           1                 1              --                 1
Equivest Express Series 700 Contracts .95% ......          48               270             305               113
Unit value:
Old Contracts 0.74% .............................      $   --          $  41.81          $   --           $    --
EQUIPLAN Contracts 0.74% ........................      $   --          $    --           $   --           $    --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $ 92.48         $  33.96          $ 70.28          $ 147.79
Momentum Contracts 1.34% and 1.49% ..............      $ 92.48         $  33.96          $ 70.28          $ 147.79
Momentum Plus Contracts 1.35% ...................      $ 92.42         $ 134.30          $ 70.27          $ 155.87
Momentum Plus Contracts 1.00% ...................      $ 94.20         $ 129.24          $ 70.86          $ 145.26
Momentum Plus Contracts .90% ....................      $ 91.34         $    --           $ 71.03          $    --
Equivest Series 300 and 400 Contracts 1.35% .....      $   --          $ 133.66          $   --           $    --
Equivest Series 500 Contracts 1.45% .............      $ 72.82         $ 112.74          $ 70.10          $ 117.34
Equivest Series 600 and 800 Contracts 1.20% .....      $ 72.66         $ 112.74          $ 70.52          $ 117.42
Equivest Vantage Contracts .90% .................      $ 76.02         $ 114.06          $ 70.28          $ 118.44
Equivest Express Series 700 Contracts .95% ......      $ 73.27         $ 109.30          $ 70.94          $ 117.07

                                                      EQ/Alliance       EQ/Alliance
                                                   Small Cap Growth     Technology
                                                   ----------------     -----------
Units outstanding (000's):
Old Contracts 0.74% .............................           --                --
EQUIPLAN Contracts 0.74% ........................           --                --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................        1,988             1,757
Momentum Contracts 1.34% and 1.49% ..............           56                32
Momentum Plus Contracts 1.35% ...................           50                14
Momentum Plus Contracts 1.00% ...................           --                --
Momentum Plus Contracts .90% ....................           --                --
Equivest Series 300 and 400 Contracts 1.35% .....           --                --
Equivest Series 500 Contracts 1.45% .............           --                 1
Equivest Series 600 and 800 Contracts 1.20% .....          166               196
Equivest Vantage Contracts .90% .................            2                 2
Equivest Express Series 700 Contracts .95% ......          129               168
Unit value:
Old Contracts 0.74% .............................      $    --            $   --
EQUIPLAN Contracts 0.74% ........................      $    --            $   --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $ 144.40           $ 49.27
Momentum Contracts 1.34% and 1.49% ..............      $ 144.40           $ 49.27
Momentum Plus Contracts 1.35% ...................      $ 144.34           $ 49.26
Momentum Plus Contracts 1.00% ...................      $ 146.75           $ 49.57
Momentum Plus Contracts .90% ....................      $ 147.44           $   --
Equivest Series 300 and 400 Contracts 1.35% .....      $    --            $   --
Equivest Series 500 Contracts 1.45% .............      $ 105.52           $ 49.18
Equivest Series 600 and 800 Contracts 1.20% .....      $ 105.51           $ 49.39
Equivest Vantage Contracts .90% .................      $ 106.88           $ 49.65
Equivest Express Series 700 Contracts .95% ......      $ 126.52           $ 49.61

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                                    EQ/AXP
                                                   EQ/AXP New      Strategy
                                                   Dimensions     Aggressive    EQ/Balanced
                                                   -----------    ----------   --------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $ 9,614,941    $6,946,261   $1,338,288,842
Receivable for Trust shares sold ................       41,588            --          834,950
Receivable for policy-related transactions ......           --         1,522               --
                                                   -----------    ----------   --------------
  Total assets ..................................    9,656,529     6,947,783    1,339,123,792
                                                   -----------    ----------   --------------
Liabilities:
Payable for Trust shares purchased ..............           --         1,522               --
Payable for policy-related transactions .........       46,384            --        2,184,802
                                                   -----------    ----------   --------------
  Total liabilities .............................       46,384         1,522        2,184,802
                                                   -----------    ----------   --------------
Net Assets ......................................  $ 9,610,145    $6,946,261   $1,336,938,990
                                                   ===========    ==========   ==============
Net Assets:
Accumulation Units ..............................  $ 9,249,426    $6,732,478   $1,333,483,296
Contracts in payout (annuitization) period ......           --            --        2,829,759
Retained by Equitable Life in Separate
 Account A ......................................      360,719       213,783          625,935
                                                   -----------    ----------   --------------
Total net assets ................................  $ 9,610,145    $6,946,261   $1,336,938,990
                                                   ===========    ==========   ==============
Investments in shares of The Trust, at cost .....  $10,230,071    $7,644,701   $1,503,069,065
Trust shares held
 Class A ........................................           --            --       88,864,502
 Class B ........................................    1,371,377     1,675,460        3,334,629

                                                                        EQ/Calvert    EQ/Capital
                                                      EQ/Bernstein       Socially      Guardian
                                                   Diversified Value   Responsible   International
                                                   -----------------  ------------   -------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................     $161,668,119     $4,809,436      $173,183
Receivable for Trust shares sold ................               --             --            --
Receivable for policy-related transactions ......          292,145          1,200         2,575
                                                      ------------     ----------      --------
  Total assets ..................................      161,960,264      4,810,636       175,758
                                                      ------------     ----------      --------
Liabilities:
Payable for Trust shares purchased ..............          366,007          1,200            99
Payable for policy-related transactions .........               --             --            --
                                                      ------------     ----------      --------
  Total liabilities .............................          366,007          1,200            99
                                                      ------------     ----------      --------
Net Assets ......................................     $161,594,257     $4,809,436      $175,659
                                                      ============     ==========      ========
Net Assets:
Accumulation Units ..............................     $161,365,788     $3,009,639      $172,728
Contracts in payout (annuitization) period ......               --             --            --
Retained by Equitable Life in Separate
 Account A ......................................          228,469      1,799,797         2,931
                                                      ------------     ----------      --------
Total net assets ................................     $161,594,257     $4,809,436      $175,659
                                                      ============     ==========      ========
Investments in shares of The Trust, at cost .....     $166,303,936     $5,401,176      $191,188
Trust shares held
 Class A ........................................               --             --            --
 Class B ........................................       13,733,543        601,603        19,743

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                                     EQ/AXP
                                                     EQ/AXP New     Strategy
                                                     Dimensions    Aggressive    EQ/Balanced
                                                    ------------   ----------    -----------
Units outstanding (000's):
Old Contracts 0.74% .............................          --           --             --
EQUIPLAN Contracts 0.74% ........................          --           --             --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................         105          113         19,822
Momentum Contracts 1.34% and 1.49% ..............          --           --            660
Momentum Plus Contracts 1.35% ...................          --           --            222
Momentum Plus Contracts 1.00% ...................          --           --             --
Momentum Plus Contracts .90% ....................          --           --             --
Equivest Series 300 and 400 Contracts 1.35% .....          --           --          1,334
Equivest Series 500 Contracts 1.45% .............          --           --              4
Equivest Series 600 and 800 Contracts 1.20% .....          14           24            287
Equivest Vantage Contracts .90% .................          --           --             22
Equivest Express Series 700 Contracts .95% ......          14           28            136
Unit value:
Old Contracts 0.74% .............................      $   --       $   --        $    --
EQUIPLAN Contracts 0.74% ........................      $   --       $   --        $    --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $ 69.07      $ 40.77      $  49.61
Momentum Contracts 1.34% and 1.49% ..............      $ 69.07      $ 40.77      $  49.61
Momentum Plus Contracts 1.35% ...................      $ 69.06      $ 40.77      $ 173.76
Momentum Plus Contracts 1.00% ...................      $ 69.39      $ 40.96      $ 168.25
Momentum Plus Contracts .90% ....................      $   --       $   --       $ 159.46
Equivest Series 300 and 400 Contracts 1.35% .....      $   --       $   --       $ 172.66
Equivest Series 500 Contracts 1.45% .............      $ 68.97      $ 40.71      $ 111.81
Equivest Series 600 and 800 Contracts 1.20% .....      $ 69.20      $ 40.85      $ 111.79
Equivest Vantage Contracts .90% .................      $ 69.48      $ 41.02      $ 114.50
Equivest Express Series 700 Contracts .95% ......      $ 69.43      $ 40.99      $ 102.76

                                                                         EQ/Calvert      EQ/Capital
                                                       EQ/Bernstein       Socially        Guardian
                                                    Diversified Value   Responsible     International
                                                    -----------------   -----------     -------------
Units outstanding (000's):
Old Contracts 0.74% .............................            --                --               --
EQUIPLAN Contracts 0.74% ........................            --                --               --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................         1,544                33               --
Momentum Contracts 1.34% and 1.49% ..............            19                --                1
Momentum Plus Contracts 1.35% ...................            --                --                1
Momentum Plus Contracts 1.00% ...................            --                --               --
Momentum Plus Contracts .90% ....................            --                --               --
Equivest Series 300 and 400 Contracts 1.35% .....            --                --               --
Equivest Series 500 Contracts 1.45% .............             1                --               --
Equivest Series 600 and 800 Contracts 1.20% .....            71                --               --
Equivest Vantage Contracts .90% .................             1                --               --
Equivest Express Series 700 Contracts .95% ......            45                --               --
Unit value:
Old Contracts 0.74% .............................      $     --            $   --        $      --
EQUIPLAN Contracts 0.74% ........................      $     --            $   --        $      --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $  94.39            $ 86.73       $      --
Momentum Contracts 1.34% and 1.49% ..............      $  94.39            $ 86.73       $    80.71
Momentum Plus Contracts 1.35% ...................      $  94.36            $ 86.71       $    80.69
Momentum Plus Contracts 1.00% ...................      $  95.16            $ 87.44       $    81.37
Momentum Plus Contracts .90% ....................      $    --             $ 87.65       $    81.56
Equivest Series 300 and 400 Contracts 1.35% .....      $    --             $   --        $      --
Equivest Series 500 Contracts 1.45% .............      $ 100.70            $   --        $      --
Equivest Series 600 and 800 Contracts 1.20% .....      $  94.71            $ 87.02       $      --
Equivest Vantage Contracts .90% .................      $  95.39            $ 87.65       $      --
Equivest Express Series 700 Contracts .95% ......      $ 101.04            $   --        $      --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                      EQ/Capital             EQ/Capital
                                                  Guardian Research    Guardian U.S. Equity
                                                  -----------------    --------------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................     $14,923,115           $12,822,331
Receivable for Trust shares sold ................              --               191,880
Receivable for policy-related transactions ......          26,000                    --
                                                      -----------           -----------
  Total assets ..................................      14,949,115            13,014,211
                                                      -----------           -----------
Liabilities:
Payable for Trust shares purchased ..............          26,000                    --
Payable for policy-related transactions .........              --               194,356
                                                      -----------           -----------
  Total liabilities .............................          26,000               194,356
                                                      -----------           -----------
Net Assets ......................................     $14,923,115           $12,819,855
                                                      ===========           ===========
Net Assets:
Accumulation Units ..............................     $14,879,283           $12,772,550
Contracts in payout (annuitization) period ......              --                    --
Retained by Equitable Life in Separate
 Account A ......................................          43,832                47,305
                                                      -----------           -----------
Total net assets ................................     $14,923,115           $12,819,855
                                                      ===========           ===========
Investments in shares of The Trust, at cost .....     $14,756,486           $12,513,038
Trust shares held
 Class A ........................................              --                    --
 Class B ........................................       1,365,123             1,254,653

                                                    EQ/Emerging     EQ/Equity 500    EQ/Evergreen
                                                   Markets Equity        Index            Omega      EQ/FI Mid Cap
                                                   --------------   -------------    ------------    -------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................    $61,643,621    $1,162,112,505     $3,655,706    $51,996,043
Receivable for Trust shares sold ................        637,353         1,553,366             --        500,798
Receivable for policy-related transactions ......             --                --         68,535             --
                                                     -----------    --------------     ----------    -----------
  Total assets ..................................     62,280,974     1,163,665,871      3,724,241     52,496,841
                                                     -----------    --------------     ----------    -----------
Liabilities:
Payable for Trust shares purchased ..............             --                --         68,535             --
Payable for policy-related transactions .........        640,176         1,596,737             --        500,798
                                                     -----------    --------------     ----------    -----------
  Total liabilities .............................        640,176         1,596,737         68,535        500,798
                                                     -----------    --------------     ----------    -----------
Net Assets ......................................    $61,640,798    $1,162,069,134     $3,655,706    $51,996,043
                                                     ===========    ==============     ==========    ===========
Net Assets:
Accumulation Units ..............................    $61,573,846    $1,155,947,864     $3,627,565    $51,917,454
Contracts in payout (annuitization) period ......             --         5,632,376             --             --
Retained by Equitable Life in Separate
 Account A ......................................         66,952           488,893         28,141         78,589
                                                     -----------    --------------     ----------    -----------
Total net assets ................................    $61,640,798    $1,162,069,134     $3,655,706    $51,996,043
                                                     ===========    ==============     ==========    ===========
Investments in shares of The Trust, at cost .....    $55,990,824    $1,288,268,824     $3,792,869    $52,238,956
Trust shares held
 Class A ........................................             --        50,565,170             --             --
 Class B ........................................     10,977,954         2,147,705        457,675      5,998,823

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                        EQ/Capital           EQ/Capital          EQ/Emerging      EQ/Equity 500
                                                    Guardian Research   Guardian U.S. Equity    Markets Equity        Index
                                                    -----------------   --------------------    --------------    -------------
Units outstanding (000's):
Old Contracts 0.74% .............................             --                  --                      --              --
EQUIPLAN Contracts 0.74% ........................             --                  --                      --              --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................             95                  96                     850           4,083
Momentum Contracts 1.34% and 1.49% ..............              2                   1                      20             151
Momentum Plus Contracts 1.35% ...................             --                  --                      16             203
Momentum Plus Contracts 1.00% ...................             --                  --                      --              --
Momentum Plus Contracts .90% ....................             --                  --                      --              --
Equivest Series 300 and 400 Contracts 1.35% .....             --                  --                      --              --
Equivest Series 500 Contracts 1.45% .............             --                  --                       1              11
Equivest Series 600 and 800 Contracts 1.20% .....             31                  21                      44             367
Equivest Vantage Contracts .90% .................             --                  --                      --               7
Equivest Express Series 700 Contracts .95% ......              9                   9                      35             139
Unit value:
Old Contracts 0.74% .............................      $      --           $      --                $     --         $    --
EQUIPLAN Contracts 0.74% ........................      $      --           $      --                $     --         $    --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $   107.86          $   100.43               $  61.12         $ 249.66
Momentum Contracts 1.34% and 1.49% ..............      $   107.86          $   100.43               $  61.12         $ 249.66
Momentum Plus Contracts 1.35% ...................      $   107.84          $   100.40               $  92.15         $ 249.47
Momentum Plus Contracts 1.00% ...................      $   108.75          $   101.49               $  93.29         $ 200.73
Momentum Plus Contracts .90% ....................      $   109.00          $   101.25               $  93.62         $ 177.65
Equivest Series 300 and 400 Contracts 1.35% .....      $      --           $      --                $    --          $    --
Equivest Series 500 Contracts 1.45% .............      $   107.58          $   100.16               $  86.72         $  95.12
Equivest Series 600 and 800 Contracts 1.20% .....      $   108.22          $   100.76               $  87.48         $  95.13
Equivest Vantage Contracts .90% .................      $   109.00          $   101.25               $ 111.05         $  97.75
Equivest Express Series 700 Contracts .95% ......      $   108.87          $   101.37               $  82.40         $  82.52

                                                      EQ/Evergreen
                                                          Omega        EQ/FI Mid Cap
                                                      ------------     -------------
Units outstanding (000's):
Old Contracts 0.74% .............................            --             --
EQUIPLAN Contracts 0.74% ........................            --             --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................            33            420
Momentum Contracts 1.34% and 1.49% ..............             1              2
Momentum Plus Contracts 1.35% ...................            --              1
Momentum Plus Contracts 1.00% ...................            --             --
Momentum Plus Contracts .90% ....................            --             --
Equivest Series 300 and 400 Contracts 1.35% .....            --             --
Equivest Series 500 Contracts 1.45% .............            --             --
Equivest Series 600 and 800 Contracts 1.20% .....            10            106
Equivest Vantage Contracts .90% .................            --             --
Equivest Express Series 700 Contracts .95% ......             3             77
Unit value:
Old Contracts 0.74% .............................      $     --         $   --
EQUIPLAN Contracts 0.74% ........................      $     --         $   --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $   76.01        $ 85.41
Momentum Contracts 1.34% and 1.49% ..............      $   76.01        $ 85.41
Momentum Plus Contracts 1.35% ...................      $   75.99        $ 85.40
Momentum Plus Contracts 1.00% ...................      $   76.63        $ 85.80
Momentum Plus Contracts .90% ....................      $   76.82        $ 85.92
Equivest Series 300 and 400 Contracts 1.35% .....      $     --         $   --
Equivest Series 500 Contracts 1.45% .............      $   75.81        $ 85.28
Equivest Series 600 and 800 Contracts 1.20% .....      $   76.26        $ 85.57
Equivest Vantage Contracts .90% .................      $   76.81        $ 85.92
Equivest Express Series 700 Contracts .95% ......      $   76.72        $ 85.86

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                      EQ/FI         EQ/Janus     EQ/Lazard
                                                  Small/Mid Cap     Large Cap    Small Cap
                                                      Value          Growth        Value
                                                  -------------    -----------  ----------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $166,315,488    $42,892,195    $709,899
Receivable for Trust shares sold ................         9,152             --          --
Receivable for policy-related transactions ......            --        319,579         152
                                                   ------------    -----------    --------
  Total assets ..................................   166,324,640     43,211,774     710,051
                                                   ------------    -----------    --------
Liabilities:
Payable for Trust shares purchased ..............            --        319,579         152
Payable for policy-related transactions .........         9,167             --          --
                                                   ------------    -----------    --------
  Total liabilities .............................         9,167        319,579         152
                                                   ------------    -----------    --------
Net Assets ......................................  $166,315,473    $42,892,195    $709,899
                                                   ============    ===========    ========
Net Assets:
Accumulation Units ..............................  $166,147,522    $42,850,597    $709,011
Contracts in payout (annuitization) period ......            --             --          --
Retained by Equitable Life in Separate
 Account A ......................................       167,951         41,598         888
                                                   ------------    -----------    --------
Total net assets ................................  $166,315,473    $42,892,195    $709,899
                                                   ============    ===========    ========
Investments in shares of The Trust, at cost .....  $161,380,225    $48,484,948    $692,316
Trust shares held
 Class A ........................................            --             --          --
 Class B ........................................    14,330,121      6,611,898      61,619

                                                                     EQ/Mercury   EQ/MFS Emerging
                                                   EQ/Marsico       Basic Value        Growth
                                                      Focus            Equity         Companies
                                                   ----------      -------------  ----------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $1,434,012      $211,993,284      $562,258,816
Receivable for Trust shares sold ................     322,880            11,461           400,386
Receivable for policy-related transactions ......          --                --                --
                                                   ----------      ------------      ------------
  Total assets ..................................   1,756,892       212,004,745       562,659,202
                                                   ----------      ------------      ------------
Liabilities:
Payable for Trust shares purchased ..............          --                --                --
Payable for policy-related transactions .........     322,880            11,426           402,331
                                                   ----------      ------------      ------------
  Total liabilities .............................     322,880            11,426           402,331
                                                   ----------      ------------      ------------
Net Assets ......................................  $1,434,012      $211,993,319      $562,256,871
                                                   ==========      ============      ============
Net Assets:
Accumulation Units ..............................  $1,432,792      $211,785,757      $562,133,721
Contracts in payout (annuitization) period ......          --                --                --
Retained by Equitable Life in Separate
 Account A ......................................       1,220           207,562           123,150
                                                   ----------      ------------      ------------
Total net assets ................................  $1,434,012      $211,993,319      $562,256,871
                                                   ==========      ============      ============
Investments in shares of The Trust, at cost .....  $1,407,172      $213,943,433      $711,466,352
Trust shares held
 Class A ........................................          --                --                --
 Class B ........................................     125,879        15,391,826        41,034,890

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                        EQ/FI         EQ/Janus       EQ/Lazard
                                                    Small/Mid Cap     Large Cap      Small Cap
                                                        Value           Growth         Value
                                                    -------------    -----------    -----------
Units outstanding (000's):
Old Contracts 0.74% .............................           --             --             --
EQUIPLAN Contracts 0.74% ........................           --             --             --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................        1,238            464             --
Momentum Contracts 1.34% and 1.49% ..............           17              5              3
Momentum Plus Contracts 1.35% ...................           23              2              3
Momentum Plus Contracts 1.00% ...................           --             --             --
Momentum Plus Contracts .90% ....................           --             --             --
Equivest Series 300 and 400 Contracts 1.35% .....           --             --             --
Equivest Series 500 Contracts 1.45% .............            1             --             --
Equivest Series 600 and 800 Contracts 1.20% .....          126            119             --
Equivest Vantage Contracts .90% .................            1             --             --
Equivest Express Series 700 Contracts .95% ......          105             82             --
Unit value:
Old Contracts 0.74% .............................      $    --         $   --      $      --
EQUIPLAN Contracts 0.74% ........................      $    --         $   --      $      --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $ 112.05        $ 63.80     $      --
Momentum Contracts 1.34% and 1.49% ..............      $ 112.05        $ 63.80     $   132.22
Momentum Plus Contracts 1.35% ...................      $  88.78        $ 63.79     $   132.19
Momentum Plus Contracts 1.00% ...................      $  89.88        $ 64.09     $   133.30
Momentum Plus Contracts .90% ....................      $  90.19        $ 64.18     $   133.62
Equivest Series 300 and 400 Contracts 1.35% .....      $    --         $   --      $      --
Equivest Series 500 Contracts 1.45% .............      $  88.20        $ 63.71     $      --
Equivest Series 600 and 800 Contracts 1.20% .....      $  88.97        $ 63.92     $      --
Equivest Vantage Contracts .90% .................      $ 111.62        $ 64.18     $      --
Equivest Express Series 700 Contracts .95% ......      $ 113.81        $ 64.14     $      --



                                                                      EQ/Mercury   EQ/MFS Emerging
                                                        EQ/Marsico    Basic Value       Growth
                                                          Focus          Equity        Companies
                                                       ------------   -----------  ---------------
Units outstanding (000's):
Old Contracts 0.74% .............................             --           --            --
EQUIPLAN Contracts 0.74% ........................             --           --            --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................             --        1,044         3,422
Momentum Contracts 1.34% and 1.49% ..............             13           15            66
Momentum Plus Contracts 1.35% ...................             --           27           140
Momentum Plus Contracts 1.00% ...................             --           --            --
Momentum Plus Contracts .90% ....................             --           --            --
Equivest Series 300 and 400 Contracts 1.35% .....             --           --            --
Equivest Series 500 Contracts 1.45% .............             --            2             9
Equivest Series 600 and 800 Contracts 1.20% .....             --          119           316
Equivest Vantage Contracts .90% .................             --            1             3
Equivest Express Series 700 Contracts .95% ......              1           88           204
Unit value:
Old Contracts 0.74% .............................      $      --      $    --       $    --
EQUIPLAN Contracts 0.74% ........................      $      --      $    --       $    --
Equivest Series 100 to 400 Contracts 1.34%,
 1.40% or 1.49% .................................      $   105.94     $ 172.07      $ 143.76
Momentum Contracts 1.34% and 1.49% ..............      $   105.94     $ 172.07      $ 143.76
Momentum Plus Contracts 1.35% ...................      $   105.90     $ 132.83      $  96.14
Momentum Plus Contracts 1.00% ...................      $   105.99     $ 134.48      $  97.34
Momentum Plus Contracts .90% ....................      $   106.02     $ 134.95      $  97.68
Equivest Series 300 and 400 Contracts 1.35% .....      $      --      $    --       $    --
Equivest Series 500 Contracts 1.45% .............      $   105.94     $ 131.37      $  92.01
Equivest Series 600 and 800 Contracts 1.20% .....      $   105.94     $ 132.52      $  92.82
Equivest Vantage Contracts .90% .................      $   105.94     $ 131.84      $  87.46
Equivest Express Series 700 Contracts .95% ......      $   106.00     $ 112.55      $  82.81

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                                                         EQ/Putnam        EQ/Putnam
                                                       EQ/MFS           EQ/MFS        Growth & Income   International
                                                  Investors Trust      Research            Value            Equity
                                                 -----------------   -------------    ---------------  ---------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................    $10,907,887     $158,583,853       $71,169,185       $1,161,641
Receivable for Trust shares sold ................             --          791,363            38,302               --
Receivable for policy-related transactions ......         44,288               --                --               --
                                                     -----------     ------------       -----------       ----------
  Total assets ..................................     10,952,175      159,375,216        71,207,487        1,161,641
                                                     -----------     ------------       -----------       ----------
Liabilities:
Payable for Trust shares purchased ..............         44,288               --                --            3,483
Payable for policy-related transactions .........             --          791,429            38,348            1,734
                                                     -----------     ------------       -----------       ----------
  Total liabilities .............................         44,288          791,429            38,348            5,217
                                                     -----------     ------------       -----------       ----------
Net Assets ......................................    $10,907,887     $158,583,787       $71,169,139       $1,156,424
                                                     ===========     ============       ===========       ==========
Net Assets:
Accumulation Units ..............................    $10,862,741     $158,528,042       $71,073,616       $1,141,638
Contracts in payout (annuitization) period ......             --               --                --               --
Retained by Equitable Life in Separate
 Account A ......................................         45,146           55,745            95,523           14,786
                                                     -----------     ------------       -----------       ----------
Total net assets ................................    $10,907,887     $158,583,787       $71,169,139       $1,156,424
                                                     ===========     ============       ===========       ==========
Investments in shares of The Trust, at cost .....    $12,376,412     $206,941,550       $75,105,571       $1,448,284
Trust shares held
 Class A ........................................             --               --                --               --
 Class B ........................................      1,215,894       14,117,241         6,312,073          111,016

                                                  EQ/Putnam   EQ/T. Rowe Price
                                                  Investors     International
                                                    Growth          Stock
                                                 ----------- ------------------
Assets:
Investments in shares of The Trust, at fair
 value .......................................... $418,230       $93,233,327
Receivable for Trust shares sold ................       --                --
Receivable for policy-related transactions ......    1,035            79,198
                                                  --------       -----------
  Total assets ..................................  419,265        93,312,525
                                                  --------       -----------
Liabilities:
Payable for Trust shares purchased ..............    1,035            79,198
Payable for policy-related transactions .........       --                --
                                                  --------       -----------
  Total liabilities .............................    1,035            79,198
                                                  --------       -----------
Net Assets ...................................... $418,230       $93,233,327
                                                  ========       ===========
Net Assets:
Accumulation Units .............................. $399,743       $93,168,133
Contracts in payout (annuitization) period ......       --                --
Retained by Equitable Life in Separate
 Account A ......................................   18,487            65,194
                                                  --------       -----------
Total net assets ................................ $418,230       $93,233,327
                                                  ========       ===========
Investments in shares of The Trust, at cost ..... $520,170       $94,485,285
Trust shares held
 Class A ........................................       --                --
 Class B ........................................   32,104        11,171,663

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2001

                                                                              EQ/Putnam                                    EQ/T.
                                                    EQ/MFS                     Growth &      EQ/Putnam     EQ/Putnam    Rowe Price
                                                  Investors       EQ/MFS        Income     International   Investors   International
                                                    Trust        Research       Value         Equity         Growth        Stock
                                                  ---------     ----------    ----------   -------------   ---------    ----------
Units outstanding (000's):
Old Contracts 0.74% .............................        --             --            --           --            --             --
EQUIPLAN Contracts 0.74% ........................        --             --            --           --            --             --
Equivest Series 100 to 400 Contracts
 1.34%, 1.40% or 1.49% ..........................        87          1,124           532           --            --            896
Momentum Contracts 1.34% and 1.49% ..............         1             14             6            9             2             11
Momentum Plus Contracts 1.35% ...................        --             34            17            3             3             19
Momentum Plus Contracts 1.00% ...................        --             --            --           --            --             --
Momentum Plus Contracts .90% ....................        --             --            --           --            --             --
Equivest Series 300 and 400 Contracts 1.35% .....        --             --            --           --            --             --
Equivest Series 500 Contracts 1.45% .............        --              4             2           --            --              1
Equivest Series 600 and 800 Contracts 1.20% .....        21            100            32           --            --             65
Equivest Vantage Contracts .90% .................        --              1            --           --            --             --
Equivest Express Series 700 Contracts .95% ......        17             69            13           --            --             85
Unit value:
Old Contracts 0.74% ............................. $      --     $       --    $       --     $     --      $     --      $      --
EQUIPLAN Contracts 0.74% ........................ $      --     $       --    $       --     $     --      $     --      $      --
Equivest Series 100 to 400 Contracts
 1.34%, 1.40% or 1.49% .......................... $   84.85     $   123.32    $   120.85     $     --      $     --      $   88.15
Momentum Contracts 1.34% and 1.49% .............. $   84.85     $   123.32    $   120.85     $   91.82     $   74.11     $   88.15
Momentum Plus Contracts 1.35% ................... $   84.83     $    88.21    $    95.74     $   91.80     $   74.09     $   79.63
Momentum Plus Contracts 1.00% ................... $   85.55     $    89.30    $    96.93     $   92.57     $   74.71     $   80.62
Momentum Plus Contracts .90% .................... $   85.75     $    89.61    $    97.27     $   92.80     $   74.89     $   80.90
Equivest Series 300 and 400 Contracts 1.35% ..... $     --      $      --     $      --      $     --      $     --      $     --
Equivest Series 500 Contracts 1.45% ............. $   84.63     $    86.40    $    94.40     $     --      $     --      $   75.46
Equivest Series 600 and 800 Contracts 1.20% ..... $   85.14     $    87.16    $    95.23     $     --      $     --      $   76.12
Equivest Vantage Contracts .90% ................. $   85.75     $    89.54    $    96.20     $     --      $     --      $   83.75
Equivest Express Series 700 Contracts .95% ...... $   85.65     $    85.00    $    90.25     $     --      $     --      $   77.28

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                               EQ/Aggressive      EQ/Alliance       EQ/Alliance
                                                   Stock          Common Stock         Global
                                              ---------------   ----------------   ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................  $    8,865,082     $  163,458,780    $           --
 Expenses:
  Asset-based charges .......................      23,294,306         98,124,144         9,303,502
 Less: Reduction for expense limitation .....      (3,515,717)       (12,762,777)               --
                                               --------------     --------------    --------------
  Net expenses ..............................      19,778,589         85,361,367         9,303,502
                                               --------------     --------------    --------------
Net Investment Income (Loss) ................     (10,913,507)        78,097,413        (9,303,502)
                                               --------------     --------------    --------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......    (316,398,350)      (297,658,804)     (111,291,130)
  Realized gain distribution from The
   Trust ....................................              --          8,538,035           299,795
                                               --------------     --------------    --------------
 Net realized gain (loss) ...................    (316,398,350)      (289,120,769)     (110,991,335)
                                               --------------     --------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments .............    (247,696,857)      (653,716,839)      (58,249,937)
                                               --------------     --------------    --------------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................    (564,095,207)      (942,837,608)     (169,241,272)
                                               --------------     --------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................  $ (575,008,714)    $ (864,740,195)   $ (178,544,774)
                                               ==============     ==============    ==============

                                                                                                      EQ/Alliance
                                                                                                      Intermediate
                                                 EQ/Alliance         EQ/Alliance      EQ/Alliance      Government
                                              Growth and Income   Growth Investors     High Yield      Securities
                                              -----------------   ----------------   ---------------  ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................    $  11,184,513      $   17,827,643    $   11,669,206   $3,955,453
 Expenses:
  Asset-based charges .......................       14,931,189          12,176,941         1,637,765    1,027,884
 Less: Reduction for expense limitation .....               --                  --                --       (9,012)
                                                 -------------      --------------    --------------   ----------
  Net expenses ..............................       14,931,189          12,176,941         1,637,765    1,018,872
                                                 -------------      --------------    --------------   ----------
Net Investment Income (Loss) ................       (3,746,676)          5,650,702        10,031,441    2,936,581
                                                 -------------      --------------    --------------   ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......        5,216,052         (16,863,480)      (29,434,578)   1,248,138
  Realized gain distribution from The
   Trust ....................................       48,283,354                  --                --           --
                                                 -------------      --------------    --------------   ----------
 Net realized gain (loss) ...................       53,499,406         (16,863,480)      (29,434,578)   1,248,138
                                                 -------------      --------------    --------------   ----------
 Change in unrealized appreciation
  (depreciation) of investments .............      (84,758,894)       (130,052,587)       18,887,829      191,192
                                                 -------------      --------------    --------------   ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................      (31,259,488)       (146,916,067)      (10,546,749)   1,439,330
                                                 -------------      --------------    --------------   ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................    $ (35,006,164)     $ (141,265,365)   $     (515,308)  $4,375,911
                                                 =============      ==============    ==============   ==========

----------
(a) Commenced operations on October 22, 2001.

The accompanying notes are an integral part of these financial statements.

                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                 EQ/Alliance      EQ/Alliance     EQ/Alliance
                                                International    Money Market   Premier Growth
                                              ----------------- -------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................   $   1,972,759     $6,758,104    $      23,795
 Expenses:
  Asset-based charges .......................       1,571,326      2,488,014        3,345,796
 Less: Reduction for expense limitation .....              --        (74,078)              --
                                                -------------     ----------    -------------
  Net expenses ..............................       1,571,326      2,413,936        3,345,796
                                                -------------     ----------    -------------
Net Investment Income (Loss) ................         401,433      4,344,168       (3,322,001)
                                                -------------     ----------    -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......     (39,009,009)       918,671      (92,346,724)
  Realized gain distribution from The
   Trust ....................................         517,027             --               --
                                                -------------     ----------    -------------
 Net realized gain (loss) ...................     (38,491,982)       918,671      (92,346,724)
                                                -------------     ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments .............       5,084,182       (943,196)      14,619,551
                                                -------------     ----------    -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................     (33,407,800)       (24,525)     (77,727,173)
                                                -------------     ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................   $ (33,006,367)    $4,319,643    $ (81,049,174)
                                                =============     ==========    =============

                                                                EQ/Alliance
                                               EQ/Alliance          Small          EQ/Alliance
                                              Quality Bond       Cap Growth         Technology
                                             --------------   ---------------     --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................   $8,523,800      $   3,712,877      $      14,383
 Expenses:
  Asset-based charges .......................    1,704,537          4,346,780          1,360,672
 Less: Reduction for expense limitation .....           --                 --                 --
                                                ----------      -------------      -------------
  Net expenses ..............................    1,704,537          4,346,780          1,360,672
                                                ----------      -------------      -------------
Net Investment Income (Loss) ................    6,819,263           (633,903)        (1,346,289)
                                                ----------      -------------      -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......    1,476,226        (65,763,488)       (55,164,766)
  Realized gain distribution from The
   Trust ....................................           --          1,515,087                 --
                                                ----------      -------------      -------------
 Net realized gain (loss) ...................    1,476,226        (64,248,401)       (55,164,766)
                                                ----------      -------------      -------------
 Change in unrealized appreciation
  (depreciation) of investments .............     (354,294)        10,615,925         24,015,862
                                                ----------      -------------      -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................    1,121,932        (53,632,476)       (31,148,904)
                                                ----------      -------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................   $7,941,195      $ (54,266,379)     $ (32,495,193)
                                                ==========      =============      =============

-------
(a) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                 EQ/AXP New     EQ/AXP Strategy                          EQ/Bernstein
                                                 Dimensions        Aggressive         EQ/Balanced     Diversified Value
                                                -------------   --------------     ---------------   -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................   $     14,810     $         --        $  35,289,898      $  1,412,234
 Expenses:
  Asset-based charges .......................         89,827           62,365           19,423,350         1,228,573
 Less: Reduction for expense limitation .....             --               --           (3,924,574)               --
                                                ------------     ------------        -------------      ------------
  Net expenses ..............................         89,827           62,365           15,498,776         1,228,573
                                                ------------     ------------        -------------      ------------
Net Investment Income (Loss) ................        (75,017)         (62,365)          19,791,122           183,661
                                                ------------     ------------        -------------      ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......       (553,677)      (1,472,435)         (47,004,667)       (1,361,875)
  Realized gain distribution from The
   Trust ....................................             --               --                   --         2,801,881
                                                ------------     ------------        -------------      ------------
 Net realized gain (loss) ...................       (553,677)      (1,472,435)         (47,004,667)        1,440,006
                                                ------------     ------------        -------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments .............       (396,901)        (412,464)         (23,476,770)       (4,636,504)
                                                ------------     ------------        -------------      ------------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................       (950,578)      (1,884,899)         (70,481,437)       (3,196,498)
                                                ------------     ------------        -------------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................   $ (1,025,595)    $ (1,947,264)       $ (50,690,315)     $ (3,012,837)
                                                ============     ============        =============      ============

                                                 EQ/Calvert     EQ/Capital
                                                  Socially       Guardian
                                                Responsible    International
                                               -------------   --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................   $  121,548      $   2,518
 Expenses:
  Asset-based charges .......................       30,306          1,939
 Less: Reduction for expense limitation .....           --             --
                                                ----------      ---------
  Net expenses ..............................       30,306          1,939
                                                ----------      ---------
Net Investment Income (Loss) ................       91,242            579
                                                ----------      ---------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......     (423,780)       (24,378)
  Realized gain distribution from The
   Trust ....................................           --             --
                                                ----------      ---------
 Net realized gain (loss) ...................     (423,780)       (24,378)
                                                ----------      ---------
 Change in unrealized appreciation
  (depreciation) of investments .............     (337,033)        (6,175)
                                                ----------      ---------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................     (760,813)       (30,553)
                                                ----------      ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................   $ (669,571)     $ (29,974)
                                                ==========      =========

-------
(a) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001


                                             EQ/Capital    EQ/Capital                                       EQ/
                                              Guardian      Guardian      EQ/Emerging   EQ/Equity 500    Evergreen        EQ/FI
                                              Research    U.S. Equity   Markets Equity      Index          Omega         Mid Cap
                                            -----------   -----------   --------------  --------------  -----------   -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................  $   29,041    $   34,898    $          --   $  12,853,311   $      358    $     71,735
 Expenses:
  Asset-based charges .....................     130,464       103,574          834,419      16,646,402       33,905         374,083
 Less: Reduction for expense limitation ...          --            --               --              --           --              --
                                             ----------    ----------    -------------   -------------   ----------    ------------
  Net expenses ............................     130,464       103,574          834,419      16,646,402       33,905         374,083
                                             ----------    ----------    -------------   -------------   ----------    ------------
Net Investment Income (Loss) ..............    (101,423)      (68,676)        (834,419)     (3,793,091)     (33,547)       (302,348)
                                             ----------    ----------    -------------   -------------   ----------    ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....    (207,417)     (299,024)     (25,881,290)    (84,225,913)    (463,819)     (1,386,697)
  Realized gain distribution from The
   Trust ..................................          --            --           92,698         668,984           --              --
                                             ----------    ----------    -------------   -------------   ----------    ------------
 Net realized gain (loss) .................    (207,417)     (299,024)     (25,788,592)    (83,556,929)    (463,819)     (1,386,697)
                                             ----------    ----------    -------------   -------------   ----------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ...........     240,967       339,226       22,953,092     (97,692,901)      93,117        (533,190)
                                             ----------    ----------    -------------   -------------   ----------    ------------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................      33,550        40,202       (2,835,500)   (181,249,830)    (370,702)     (1,919,887)
                                             ----------    ----------    -------------   -------------   ----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................  $  (67,873)   $  (28,474)   $  (3,669,919)  $(185,042,921)  $ (404,249)   $ (2,222,235)
                                             ==========    ==========    =============   =============   ==========    ============

-------
(a) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001

                                               EQ/FI Small/Mid Cap   EQ/Janus Large     EQ/Lazard Small   EQ/Marsico
                                                      Value            Cap Growth          Cap Value       Focus (a)
                                              --------------------- ----------------   ----------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................     $     854,828       $      4,732          $23,190        $     --
 Expenses:
  Asset-based charges .......................         1,411,814            419,360            4,761           2,917
 Less: Reduction for expense limitation .....                --                 --               --              --
                                                  -------------       ------------          -------        --------
  Net expenses ..............................         1,411,814            419,360            4,761           2,917
                                                  -------------       ------------          -------        --------
Net Investment Income (Loss) ................          (556,986)          (414,628)          18,429          (2,917)
                                                  -------------       ------------          -------        --------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......         6,297,033         (3,498,610)           6,757          22,090
  Realized gain distribution from The
   Trust ....................................                --                 --           35,866              --
                                                  -------------       ------------          -------        --------
 Net realized gain (loss) ...................         6,297,033         (3,498,610)          42,623          22,090
                                                  -------------       ------------          -------        --------
 Change in unrealized appreciation
  (depreciation) of investments .............        (1,415,101)        (4,509,283)          10,084          26,840
                                                  -------------       ------------          -------        --------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................         4,881,932         (8,007,893)          52,707          48,930
                                                  -------------       ------------          -------        --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................     $   4,324,946       $ (8,422,521)         $71,136        $ 46,013
                                                  =============       ============          =======        ========

                                                                       EQ/MFS
                                                                      Emerging
                                               EQ/Mercury Basic        Growth
                                                 Value Equity        Companies
                                              ------------------ -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................   $   6,394,378     $      155,800
 Expenses:
  Asset-based charges .......................       2,153,114          8,595,014
 Less: Reduction for expense limitation .....              --                 --
                                                -------------     --------------
  Net expenses ..............................       2,153,114          8,595,014
                                                -------------     --------------
Net Investment Income (Loss) ................       4,241,264         (8,439,214)
                                                -------------     --------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......      (1,972,004)      (412,555,487)
  Realized gain distribution from The
   Trust ....................................       4,485,195                 --
                                                -------------     --------------
 Net realized gain (loss) ...................       2,513,191       (412,555,487)
                                                -------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments .............         155,323         99,769,296
                                                -------------     --------------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................       2,668,514       (312,786,191)
                                                -------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................   $   6,909,778     $ (321,225,405)
                                                =============     ==============

----------
(a) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                       EQ/Putnam        EQ/Putnam
                                                    EQ/MFS            EQ/MFS        Growth & Income   International
                                               Investors Trust       Research            Value            Equity
                                              ----------------- -----------------  ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................   $     46,081      $     185,587      $    667,942      $    8,683
 Expenses:
  Asset-based charges .......................        133,617          2,428,042           949,045          15,839
 Less: Reduction for expense limitation .....             --                 --                --              --
                                                ------------      -------------      ------------      ----------
  Net expenses ..............................        133,617          2,428,042           949,045          15,839
                                                ------------      -------------      ------------      ----------
Net Investment Income (Loss) ................        (87,536)        (2,242,455)         (281,103)         (7,156)
                                                ------------      -------------      ------------      ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......       (495,716)       (31,617,570)       (1,827,951)       (402,444)
  Realized gain distribution from The
   Trust ....................................             --          4,418,559                --             359
                                                ------------      -------------      ------------      ----------
 Net realized gain (loss) ...................       (495,716)       (27,199,011)       (1,827,951)       (402,085)
                                                ------------      -------------      ------------      ----------
 Change in unrealized appreciation
  (depreciation) of investments .............     (1,371,519)       (21,565,348)       (4,006,825)        102,303
                                                ------------      -------------      ------------      ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................     (1,867,235)       (48,764,359)       (5,834,776)       (299,782)
                                                ------------      -------------      ------------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................   $ (1,954,771)     $ (51,006,814)     $ (6,115,879)     $ (306,938)
                                                ============      =============      ============      ==========

                                                                    EQ/T. Rowe
                                                                       Price
                                                   EQ/Putnam       International
                                               Investors Growth        Stock
                                              ------------------ ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..................     $       --      $     190,426
 Expenses:
  Asset-based charges .......................          5,509          1,294,928
 Less: Reduction for expense limitation .....             --                 --
                                                  ----------      -------------
  Net expenses ..............................          5,509          1,294,928
                                                  ----------      -------------
Net Investment Income (Loss) ................         (5,509)        (1,104,502)
                                                  ----------      -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .......        (95,162)       (42,549,718)
  Realized gain distribution from The
   Trust ....................................             --             16,428
                                                  ----------      -------------
 Net realized gain (loss) ...................        (95,162)       (42,533,290)
                                                  ----------      -------------
 Change in unrealized appreciation
  (depreciation) of investments .............        (20,506)        17,947,468
                                                  ----------      -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ......................       (115,668)       (24,585,822)
                                                  ----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................     $ (121,177)     $ (25,690,324)
                                                  ==========      =============

----------
(a) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/Aggressive Stock                EQ/Alliance Common Stock
                                                      ----------------------------------- ---------------------------------------
                                                             2001              2000               2001                2000
                                                      ----------------- ----------------- ------------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $  (10,913,507)   $  (20,624,385)   $      78,097,413   $     (58,158,989)
 Net realized gain (loss) on investments ............    (316,398,350)      161,232,145         (289,120,769)      1,913,283,513
 Change in unrealized appreciation (depreciation)
  of investments ....................................    (247,696,857)     (531,345,040)        (653,716,839)     (3,236,756,480)
                                                       --------------    --------------    -----------------   -----------------
 Net increase (decrease) in net assets from
  operations ........................................    (575,008,714)     (390,737,280)        (864,740,195)     (1,381,631,956)
                                                       --------------    --------------    -----------------   -----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     881,642,150       664,710,988          774,411,735       1,280,547,300
  Transfers between funds including guaranteed
   interest account, net ............................    (933,240,285)     (779,230,616)        (831,077,508)       (934,689,698)
  Transfers for contract benefits and
   terminations .....................................    (189,179,330)     (290,332,727)        (648,386,874)       (826,273,647)
  Contract maintenance charges ......................      (1,632,481)       (1,887,500)          (4,303,434)         (4,177,299)
  Adjustments to net assets allocated to
   contracts in payout period .......................       1,493,556           996,412            6,986,908           8,464,975
                                                       --------------    --------------    -----------------   -----------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    (240,916,390)     (405,743,443)        (702,369,173)       (476,128,369)
                                                       --------------    --------------    -----------------   -----------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        (638,938)       (3,762,789)          (1,899,836)        (15,252,738)
                                                       --------------    --------------    -----------------   -----------------
Increase (Decrease) in Net Assets ...................    (816,564,042)     (800,243,511)      (1,569,009,204)     (1,873,013,064)
Net Assets -- Beginning of Period ...................   2,303,134,667     3,103,378,178        7,653,975,788       9,526,988,852
                                                       --------------    --------------    -----------------   -----------------
Net Assets -- End of Period .........................  $1,486,570,625    $2,303,134,667    $   6,084,966,584   $   7,653,975,788
                                                       ==============    ==============    =================   =================

                                                              EQ/Alliance Global              EQ/Alliance Growth and Income
                                                      ----------------------------------- -------------------------------------
                                                             2001              2000              2001               2000
                                                      ----------------- ----------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $    (9,303,502)  $  (12,017,642)    $   (3,746,676)    $   (3,956,297)
 Net realized gain (loss) on investments ............     (110,991,335)     256,175,586         53,499,406        171,627,981
 Change in unrealized appreciation (depreciation)
  of investments ....................................      (58,249,937)    (452,443,695)       (84,758,894)      (100,366,232)
                                                       ---------------   --------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations ........................................     (178,544,774)    (208,285,751)       (35,006,164)        67,305,452
                                                       ---------------   --------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      204,640,871      916,628,120        682,856,938        463,854,905
  Transfers between funds including guaranteed
   interest account, net ............................     (201,420,111)    (757,624,883)      (417,179,682)      (271,697,780)
  Transfers for contract benefits and
   terminations .....................................      (74,191,957)    (100,940,902)      (100,148,849)       (88,248,223)
  Contract maintenance charges ......................         (515,437)        (480,243)          (669,085)          (469,890)
  Adjustments to net assets allocated to
   contracts in payout period .......................          290,811         (400,740)          (779,898)        (1,222,086)
                                                       ---------------   --------------     --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      (71,195,823)      57,181,352        164,079,424        102,216,926
                                                       ---------------   --------------     --------------     --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............          268,488          241,703          1,205,826          1,059,415
                                                       ---------------   --------------     --------------     --------------
Increase (Decrease) in Net Assets ...................     (249,472,109)    (150,862,697)       130,279,086        170,581,793
Net Assets -- Beginning of Period ...................      861,547,033    1,012,409,729      1,041,334,995        870,753,202
                                                       ---------------   --------------     --------------     --------------
Net Assets -- End of Period .........................  $   612,074,924   $  861,547,033     $1,171,614,081     $1,041,334,995
                                                       ===============   ==============     ==============     ==============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/Alliance Growth Investors          EQ/Alliance High Yield
                                                      ----------------------------------- ---------------------------------
                                                             2001              2000             2001             2000
                                                      ----------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $     5,650,702   $    5,017,979    $  10,031,441    $  12,238,679
 Net realized gain (loss) on investments ............      (16,863,480)      89,681,641      (29,434,578)     (17,865,281)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     (130,052,587)    (185,230,420)      18,887,829       (8,293,826)
                                                       ---------------   --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................     (141,265,365)     (90,530,800)        (515,308)     (13,920,428)
                                                       ---------------   --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............       91,086,190      213,231,620       80,238,254       30,203,612
  Transfers between funds including guaranteed
   interest account, net ............................      (84,727,897)     (63,034,083)     (67,570,210)     (38,267,822)
  Transfers for contract benefits and
   terminations .....................................      (93,691,218)    (106,314,429)     (14,457,054)     (18,640,795)
  Contract maintenance charges ......................         (709,175)        (641,086)        (101,916)         (97,250)
  Adjustments to net assets allocated to
   contracts in payout period .......................          406,358         (848,523)         (56,322)          89,720
                                                       ---------------   --------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      (87,635,742)      42,393,499       (1,947,248)     (26,712,535)
                                                       ---------------   --------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............         (504,819)       1,065,864           (7,424)         (62,083)
                                                       ---------------   --------------    -------------    -------------
Increase (Decrease) in Net Assets ...................     (229,405,926)     (47,071,437)      (2,469,980)     (40,695,047)
Net Assets -- Beginning of Period ...................    1,053,741,819    1,100,813,256      122,169,153      162,864,200
                                                       ---------------   --------------    -------------    -------------
Net Assets -- End of Period .........................  $   824,335,893   $1,053,741,819    $ 119,699,173    $ 122,169,153
                                                       ===============   ==============    =============    =============

                                                          EQ/Alliance Intermediate
                                                            Government Securities             EQ/Alliance International
                                                      --------------------------------- -------------------------------------
                                                            2001             2000              2001               2000
                                                      ---------------- ---------------- ----------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $   2,936,581    $    2,382,470   $       401,433   $      (1,600,508)
 Net realized gain (loss) on investments ............      1,248,138           242,764       (38,491,982)         (4,388,928)
 Change in unrealized appreciation (depreciation)
  of investments ....................................        191,192         1,190,732         5,084,182         (32,056,358)
                                                       -------------    --------------   ---------------   -----------------
 Net increase (decrease) in net assets from
  operations ........................................      4,375,911         3,815,966       (33,006,367)        (38,045,794)
                                                       -------------    --------------   ---------------   -----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    106,973,077        22,467,689       316,011,365       1,213,680,312
  Transfers between funds including guaranteed
   interest account, net ............................    (37,959,638)      (22,933,866)     (314,486,218)     (1,183,976,706)
  Transfers for contract benefits and
   terminations .....................................    (10,867,815)       (7,467,133)      (10,371,439)        (15,967,178)
  Contract maintenance charges ......................        (41,329)          (32,336)         (104,828)           (102,167)
  Adjustments to net assets allocated to
   contracts in payout period .......................       (348,072)           (7,712)          (68,259)            144,397
                                                       -------------    --------------   ---------------   -----------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     57,756,223        (7,973,358)       (9,019,379)         13,778,658
                                                       -------------    --------------   ---------------   -----------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        508,463            38,016           100,391             (89,488)
                                                       -------------    --------------   ---------------   -----------------
Increase (Decrease) in Net Assets ...................     62,640,597        (4,119,376)      (41,925,355)        (24,356,623)
Net Assets -- Beginning of Period ...................     53,783,341        57,902,717       146,397,002         170,753,625
                                                       -------------    --------------   ---------------   -----------------
Net Assets -- End of Period .........................  $ 116,423,938    $   53,783,341   $   104,471,647   $     146,397,002
                                                       =============    ==============   ===============   =================

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/Alliance Money Market           EQ/Alliance Premier Growth
                                                    ----------------------------------- ----------------------------------
                                                           2001              2000              2001             2000
                                                    ----------------- ----------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................  $     4,344,168   $     6,113,304   $    (3,322,001)  $  (1,356,619)
 Net realized gain (loss) on investments ..........          918,671         3,055,487       (92,346,724)      5,620,276
 Change in unrealized appreciation (depreciation)
  of investments ..................................         (943,196)       (1,973,129)       14,619,551     (73,936,823)
                                                     ---------------   ---------------   ---------------   -------------
 Net increase (decrease) in net assets from
  operations ......................................        4,319,643         7,195,662       (81,049,174)    (69,673,166)
                                                     ---------------   ---------------   ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...........      315,958,791       223,923,330       235,922,710     338,423,561
  Transfers between funds including guaranteed
   interest account, net ..........................     (229,738,232)     (198,968,913)     (188,723,086)    (59,370,914)
  Transfers for contract benefits and
   terminations ...................................      (39,803,511)      (35,876,758)      (17,893,460)    (15,991,310)
  Contract maintenance charges ....................         (127,011)         (106,592)         (227,973)        (81,709)
  Adjustments to net assets allocated to
   contracts in payout period .....................         (200,017)          231,159                --              --
                                                     ---------------   ---------------   ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ......................       46,090,020       (10,797,774)       29,078,191     262,979,628
                                                     ---------------   ---------------   ---------------   -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A .............        1,406,304          (996,283)          132,619         (42,357)
                                                     ---------------   ---------------   ---------------   -------------
Increase (Decrease) in Net Assets .................       51,815,967        (4,598,394)      (51,838,364)    193,264,105
Net Assets -- Beginning of Period .................      156,708,185       161,306,580       305,686,885     112,422,780
                                                     ---------------   ---------------   ---------------   -------------
Net Assets -- End of Period .......................  $   208,524,152   $   156,708,185   $   253,848,521   $ 305,686,885
                                                     ===============   ===============   ===============   =============

                                                        EQ/Alliance Quality Bond        EQ/Alliance Small Cap Growth
                                                    -------------------------------- -----------------------------------
                                                          2001            2000              2001              2000
                                                    --------------- ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................  $   6,819,263   $    4,359,618   $      (633,903)  $    (3,750,852)
 Net realized gain (loss) on investments ..........      1,476,226         (316,765)      (64,248,401)      108,561,718
 Change in unrealized appreciation (depreciation)
  of investments ..................................       (354,294)       4,142,328        10,615,925       (94,632,594)
                                                     -------------   --------------   ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ......................................      7,941,195        8,185,181       (54,266,379)       10,178,272
                                                     -------------   --------------   ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...........    137,836,212       38,644,398       257,033,827       992,253,235
  Transfers between funds including guaranteed
   interest account, net ..........................    (54,415,930)     (30,889,253)     (199,518,841)     (780,515,667)
  Transfers for contract benefits and
   terminations ...................................    (14,132,061)     (10,496,081)      (24,773,787)      (19,137,235)
  Contract maintenance charges ....................        (54,876)         (36,525)         (263,201)         (155,653)
  Adjustments to net assets allocated to
   contracts in payout period .....................       (270,430)         (39,209)         (308,974)         (331,805)
                                                     -------------   --------------   ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions ......................     68,962,915       (2,816,670)       32,169,024       192,112,875
                                                     -------------   --------------   ---------------   ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A .............        310,847         (151,820)          472,214          (882,023)
                                                     -------------   --------------   ---------------   ---------------
Increase (Decrease) in Net Assets .................     77,214,957        5,216,691       (21,625,141)      201,409,124
Net Assets -- Beginning of Period .................     92,447,405       87,230,714       359,386,064       157,976,940
                                                     -------------   --------------   ---------------   ---------------
Net Assets -- End of Period .......................  $ 169,662,362   $   92,447,405   $   337,760,923   $   359,386,064
                                                     =============   ==============   ===============   ===============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/Alliance Technology (a)       EQ/AXP New Dimensions (b)
                                                     ---------------------------------- -----------------------------
                                                            2001             2000             2001           2000
                                                     ----------------- ---------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $    (1,346,289)  $    (541,410)   $     (75,017)  $     (604)
 Net realized gain (loss) on investments ...........      (55,164,766)     (6,101,686)        (553,677)     (15,727)
 Change in unrealized appreciation (depreciation)
  of investments ...................................       24,015,862     (28,855,317)        (396,901)    (218,229)
                                                      ---------------   -------------    -------------   ----------
 Net increase (decrease) in net assets from
  operations .......................................      (32,495,193)    (35,498,413)      (1,025,595)    (234,560)
                                                      ---------------   -------------    -------------   ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ............      171,513,341     197,822,034        9,064,088    4,401,221
  Transfers between funds including guaranteed
   interest account, net ...........................     (128,021,052)    (57,283,986)      (2,206,406)    (494,657)
  Transfers for contract benefits and
   terminations ....................................       (7,178,698)     (1,967,104)        (390,963)      (9,562)
  Contract maintenance charges .....................          (82,030)         (9,647)          (3,418)        (125)
  Adjustments to net assets allocated to
   contracts in payout period ......................               --              --               --           --
                                                      ---------------   -------------    -------------   ----------
Net increase (decrease) in net assets from
 contractowners transactions .......................       36,231,561     138,561,297        6,463,301    3,896,877
                                                      ---------------   -------------    -------------   ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ..............          152,331         437,023            9,863      500,261
                                                      ---------------   -------------    -------------   ----------
Increase (Decrease) in Net Assets ..................        3,888,699     103,499,907        5,447,569    4,162,576
Net Assets -- Beginning of Period ..................      103,499,907              --        4,162,576           --
                                                      ---------------   -------------    -------------   ----------
Net Assets -- End of Period ........................  $   107,388,606   $ 103,499,907    $   9,610,145   $4,162,576
                                                      ===============   =============    =============   ==========

                                                      EQ/AXP Strategy Aggressive (b)              EQ/Balanced
                                                     -------------------------------- ------------------------------------
                                                           2001             2000             2001               2000
                                                     ---------------- --------------- ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $      (62,365)  $        (922)   $   19,791,122    $   27,233,011
 Net realized gain (loss) on investments ...........      (1,472,435)       (442,565)      (47,004,667)      235,919,936
 Change in unrealized appreciation (depreciation)
  of investments ...................................        (412,464)       (285,976)      (23,476,770)     (295,542,367)
                                                      --------------   -------------    --------------    --------------
 Net increase (decrease) in net assets from
  operations .......................................      (1,947,264)       (729,463)      (50,690,315)      (32,389,420)
                                                      --------------   -------------    --------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ............      15,741,036       9,574,592       342,307,737       154,129,837
  Transfers between funds including guaranteed
   interest account, net ...........................     (10,735,894)     (5,189,067)     (111,715,429)     (118,932,000)
  Transfers for contract benefits and
   terminations ....................................        (258,020)        (14,978)     (144,293,804)     (149,963,168)
  Contract maintenance charges .....................          (2,706)           (124)         (727,248)         (629,915)
  Adjustments to net assets allocated to
   contracts in payout period ......................              --              --        (1,690,010)         (188,843)
                                                      --------------   -------------    --------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions .......................       4,744,416       4,370,423        83,881,246      (115,584,089)
                                                      --------------   -------------    --------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ..............           8,016         500,133         4,361,514          (525,711)
                                                      --------------   -------------    --------------    --------------
Increase (Decrease) in Net Assets ..................       2,805,168       4,141,093        37,552,445      (148,499,218)
Net Assets -- Beginning of Period ..................       4,141,093              --     1,299,386,545     1,447,885,763
                                                      --------------   -------------    --------------    --------------
Net Assets -- End of Period ........................  $    6,946,261   $   4,141,093    $1,336,938,990    $1,299,386,545
                                                      ==============   =============    ==============    ==============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                       EQ/Bernstein Diversified
                                                                Value            EQ/Calvert Socially Responsible
                                                      -------------------------- -------------------------------
                                                            2001         2000          2001            2000
                                                      --------------- ---------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $     183,661   $   (77)   $      91,242   $     194,015
 Net realized gain (loss) on investments ............      1,440,006       (22)        (423,780)        112,362
 Change in unrealized appreciation (depreciation)
  of investments ....................................     (4,636,504)      687         (337,033)       (426,892)
                                                       -------------   -------    -------------   -------------
 Net increase (decrease) in net assets from
  operations ........................................     (3,012,837)      588         (669,571)       (120,515)
                                                       -------------   -------    -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    192,844,869    11,693        3,517,077       3,344,568
  Transfers between funds including guaranteed
   interest account, net ............................    (20,565,990)   72,452       (1,625,492)     (2,138,888)
  Transfers for contract benefits and
   terminations .....................................     (7,928,850)     (351)         (94,749)        (18,799)
  Contract maintenance charges ......................        (52,732)       --           (4,878)         (1,292)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --        --               --              --
                                                       -------------   -------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    164,297,297    83,794        1,791,958       1,185,589
                                                       -------------   -------    -------------   -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        225,415        --            2,642             198
                                                       -------------   -------    -------------   -------------
Increase (Decrease) in Net Assets ...................    161,509,875    84,382        1,125,029       1,065,272
Net Assets -- Beginning of Period ...................         84,382        --        3,684,407       2,619,135
                                                       -------------   -------    -------------   -------------
Net Assets -- End of Period .........................  $ 161,594,257   $84,382    $   4,809,436   $   3,684,407
                                                       =============   =======    =============   =============

                                                          EQ/Capital Guardian
                                                             International         EQ/Capital Guardian Research
                                                      --------------------------- ------------------------------
                                                          2001          2000           2001            2000
                                                      ------------ -------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $     579     $   (707)     $   (101,423)  $      30,089
 Net realized gain (loss) on investments ............    (24,378)         576          (207,417)        159,917
 Change in unrealized appreciation (depreciation)
  of investments ....................................     (6,175)     (19,538)          240,967        (103,622)
                                                       ---------     ---------     ------------   -------------
 Net increase (decrease) in net assets from
  operations ........................................    (29,974)     (19,669)          (67,873)         86,384
                                                       ---------     ---------     ------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     24,690       12,374        12,315,375      14,929,226
  Transfers between funds including guaranteed
   interest account, net ............................     81,463       51,728        (3,128,374)     (9,395,488)
  Transfers for contract benefits and
   terminations .....................................     (4,561)      (2,838)         (625,238)       (141,554)
  Contract maintenance charges ......................        (11)            (5)         (3,883)           (500)
  Adjustments to net assets allocated to
   contracts in payout period .......................         --           --                --              --
                                                       ---------     ----------    ------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    101,581       61,259         8,557,880       5,391,684
                                                       ---------     ----------    ------------   -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............      1,819      (23,771)           16,040           5,079
                                                       ---------     ----------    ------------   -------------
Increase (Decrease) in Net Assets ...................     73,426       17,818         8,506,047       5,483,147
Net Assets -- Beginning of Period ...................    102,233       84,415         6,417,068         933,921
                                                       ---------     ----------    ------------   -------------
Net Assets -- End of Period .........................  $ 175,659     $102,233      $ 14,923,115   $   6,417,068
                                                       =========     ==========    ============   =============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                      EQ/Capital Guardian U.S. Equity     EQ/Emerging Markets Equity
                                                      ------------------------------- -----------------------------------
                                                            2001            2000             2001              2000
                                                      --------------- --------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $    (68,676)   $      38,017   $      (834,419)  $     5,293,171
 Net realized gain (loss) on investments ............      (299,024)         159,231       (25,788,592)      (30,874,043)
 Change in unrealized appreciation (depreciation)
  of investments ....................................       339,226         (105,299)       22,953,092       (23,721,463)
                                                       ------------    -------------   ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ........................................       (28,474)          91,949        (3,669,919)      (49,302,335)
                                                       ------------    -------------   ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    16,290,589        8,068,142       283,374,591       466,609,209
  Transfers between funds including guaranteed
   interest account, net ............................    (7,899,623)      (4,372,686)     (282,408,562)     (409,431,107)
  Transfers for contract benefits and
   terminations .....................................      (557,376)        (225,457)       (5,694,444)       (8,415,813)
  Contract maintenance charges ......................        (3,173)            (756)          (66,241)          (47,642)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --               --                --                --
                                                       ------------    -------------   ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     7,830,417        3,469,243        (4,794,656)       48,714,647
                                                       ------------    -------------   ---------------   ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        14,288            8,338            39,801          (287,987)
                                                       ------------    -------------   ---------------   ---------------
Increase (Decrease) in Net Assets ...................     7,816,231        3,569,529        (8,424,774)         (875,676)
Net Assets -- Beginning of Period ...................     5,003,624        1,434,095        70,065,572        70,941,248
                                                       ------------    -------------   ---------------   ---------------
Net Assets -- End of Period .........................  $ 12,819,855    $   5,003,624   $    61,640,798   $    70,065,572
                                                       ============    =============   ===============   ===============

                                                              EQ/Equity 500 Index               EQ/Evergreen Omega
                                                      ------------------------------------ -----------------------------
                                                             2001               2000             2001           2000
                                                      ------------------ ----------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................   $   (3,793,091)   $  (10,659,870)   $     (33,547)  $  (16,652)
 Net realized gain (loss) on investments ............      (83,556,929)      278,060,096         (463,819)      (8,863)
 Change in unrealized appreciation (depreciation)
  of investments ....................................      (97,692,901)     (439,580,620)          93,117     (246,813)
                                                        --------------    --------------    -------------   ----------
 Net increase (decrease) in net assets from
  operations ........................................     (185,042,921)     (172,180,394)        (404,249)    (272,328)
                                                        --------------    --------------    -------------   ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      611,151,068       926,074,448        3,685,732    2,547,837
  Transfers between funds including guaranteed
   interest account, net ............................     (564,401,101)     (843,905,421)      (1,497,300)    (636,333)
  Transfers for contract benefits and
   terminations .....................................     (118,680,585)     (141,799,803)        (264,928)    (111,396)
  Contract maintenance charges ......................         (929,778)         (856,255)          (2,342)        (486)
  Adjustments to net assets allocated to
   contracts in payout period .......................          862,534           325,758               --           --
                                                        --------------    --------------    -------------   ----------
Net increase (decrease) in net assets from
 contractowners transactions ........................      (71,997,862)      (60,161,273)       1,921,162    1,799,622
                                                        --------------    --------------    -------------   ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............         (719,518)         (523,324)           7,700        2,070
                                                        --------------    --------------    -------------   ----------
Increase (Decrease) in Net Assets ...................     (257,760,301)     (232,864,991)       1,524,613    1,529,365
Net Assets -- Beginning of Period ...................    1,419,829,435     1,652,694,426        2,131,093      601,728
                                                        --------------    --------------    -------------   ----------
Net Assets -- End of Period .........................   $1,162,069,134    $1,419,829,435    $   3,655,706   $2,131,093
                                                        ==============    ==============    =============   ==========

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/FI Mid Cap (b)             EQ/FI Small/Mid Cap Value
                                                      -------------------------------- ---------------------------------
                                                            2001             2000            2001             2000
                                                      ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $     (302,348)   $       432    $    (556,986)   $     (207,389)
 Net realized gain (loss) on investments ............      (1,386,697)         5,829        6,297,033        (3,851,966)
 Change in unrealized appreciation (depreciation)
  of investments ....................................        (533,190)       290,277       (1,415,101)        6,102,650
                                                       --------------    -----------    -------------    --------------
 Net increase (decrease) in net assets from
  operations ........................................      (2,222,235)       296,538        4,324,946         2,043,295
                                                       --------------    -----------    -------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      58,874,734     11,092,595      147,947,734        28,432,248
  Transfers between funds including guaranteed
   interest account, net ............................     (13,619,025)      (980,395)     (51,405,108)      (28,758,087)
  Transfers for contract benefits and
   terminations .....................................      (1,525,081)      (136,480)      (7,710,391)       (5,874,937)
  Contract maintenance charges ......................         (10,386)          (231)         (77,405)          (54,622)
  Adjustments to net assets allocated to
   contracts in payout period .......................              --             --               --                --
                                                       --------------    -----------    -------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      43,720,242      9,975,489       88,754,830        (6,255,398)
                                                       --------------    -----------    -------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        (275,372)       501,381           73,772           (14,771)
                                                       --------------    -----------    -------------    --------------
Increase (Decrease) in Net Assets ...................      41,222,635     10,773,408       93,153,548        (4,226,873)
Net Assets -- Beginning of Period ...................      10,773,408             --       73,161,925        77,388,798
                                                       --------------    -----------    -------------    --------------
Net Assets -- End of Period .........................  $   51,996,043    $10,773,408    $ 166,315,473    $   73,161,925
                                                       ==============    ===========    =============    ==============

                                                      EQ/Janus Large Cap Growth (b)  EQ/Lazard Small Cap Value
                                                      ------------------------------ -------------------------
                                                           2001            2000          2001         2000
                                                      -------------- --------------- ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $   (414,628)  $     (8,913)   $  18,429    $   2,032
 Net realized gain (loss) on investments ............    (3,498,610)       (73,085)      42,623        1,160
 Change in unrealized appreciation (depreciation)
  of investments ....................................    (4,509,283)    (1,083,470)      10,084        7,033
                                                       ------------   ------------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ........................................    (8,422,521)    (1,165,468)      71,136       10,225
                                                       ------------   ------------    ---------    ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    45,315,321     18,672,355       72,662        9,912
  Transfers between funds including guaranteed
   interest account, net ............................    (8,708,643)    (1,309,529)     477,410       93,869
  Transfers for contract benefits and
   terminations .....................................    (1,509,200)      (174,825)     (32,007)     (10,286)
  Contract maintenance charges ......................       (24,199)          (546)         (30)         (10)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --             --           --           --
                                                       ------------   ------------    ---------    ---------
Net increase (decrease) in net assets from
 contractowners transactions ........................    35,073,279     17,187,455      518,035       93,485
                                                       ------------   ------------    ---------    ---------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............      (282,096)       501,546        1,595           93
                                                       ------------   ------------    ---------    ---------
Increase (Decrease) in Net Assets ...................    26,368,662     16,523,533      590,766      103,803
Net Assets -- Beginning of Period ...................    16,523,533             --      119,133       15,330
                                                       ------------   ------------    ---------    ---------
Net Assets -- End of Period .........................  $ 42,892,195   $ 16,523,533    $ 709,899    $ 119,133
                                                       ============   ============    =========    =========

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                       EQ/Marsico Focus (c)   EQ/Mercury Basic Value Equity
                                                      ---------------------- --------------------------------
                                                               2001                2001             2000
                                                      ---------------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................       $   (2,917)       $   4,241,264    $   4,193,733
 Net realized gain (loss) on investments ............           22,090            2,513,191        9,744,774
 Change in unrealized appreciation (depreciation)
  of investments ....................................           26,840              155,323       (3,226,719)
                                                            ----------        -------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................           46,013            6,909,778       10,711,788
                                                            ----------        -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............        2,085,689          163,389,478       50,574,092
  Transfers between funds including guaranteed
   interest account, net ............................         (696,703)         (62,849,361)     (33,216,552)
  Transfers for contract benefits and
   terminations .....................................           (2,106)         (12,520,942)      (7,637,849)
  Contract maintenance charges ......................              (11)            (106,436)         (66,201)
  Adjustments to net assets allocated to
   contracts in payout period .......................               --                   --               --
                                                            ----------        -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................        1,386,869           87,912,739        9,653,490
                                                            ----------        -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............            1,130              107,146          (13,123)
                                                            ----------        -------------    -------------
Increase (Decrease) in Net Assets ...................        1,434,012           94,929,663       20,352,155
Net Assets -- Beginning of Period ...................               --          117,063,656       96,711,501
                                                            ----------        -------------    -------------
Net Assets -- End of Period .........................       $1,434,012        $ 211,993,319    $ 117,063,656
                                                            ==========        =============    =============

                                                                EQ/MFS Emerging
                                                               Growth Companies               EQ/MFS Investors Trust
                                                      ----------------------------------- -------------------------------
                                                             2001              2000             2001            2000
                                                      ----------------- ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $    (8,439,214)  $     5,074,951   $    (87,536)   $    (56,388)
 Net realized gain (loss) on investments ............     (412,555,487)      230,654,617       (495,716)        220,745
 Change in unrealized appreciation (depreciation)
  of investments ....................................       99,769,296      (473,708,932)    (1,371,519)       (220,508)
                                                       ---------------   ---------------   ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     (321,225,405)     (237,979,364)    (1,954,771)        (56,151)
                                                       ---------------   ---------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      446,496,904       972,046,668      6,118,562      11,570,353
  Transfers between funds including guaranteed
   interest account, net ............................     (437,817,020)     (449,495,871)    (2,478,697)     (3,413,660)
  Transfers for contract benefits and
   terminations .....................................      (48,357,042)      (65,811,902)      (934,419)       (194,258)
  Contract maintenance charges ......................         (662,574)         (519,892)        (7,747)         (2,252)
  Adjustments to net assets allocated to
   contracts in payout period .......................               --                --             --              --
                                                       ---------------   ---------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      (40,339,732)      456,219,003      2,697,699       7,960,183
                                                       ---------------   ---------------   ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............           97,588          (706,627)        19,309          13,116
                                                       ---------------   ---------------   ------------    ------------
Increase (Decrease) in Net Assets ...................     (361,467,549)      217,533,012        762,238       7,917,147
Net Assets -- Beginning of Period ...................      923,724,420       706,191,407     10,145,649       2,228,502
                                                       ---------------   ---------------   ------------    ------------
Net Assets -- End of Period .........................  $   562,256,871   $   923,724,420   $ 10,907,887    $ 10,145,649
                                                       ===============   ===============   ============    ============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    EQ/Putnam
                                                               EQ/MFS Research                Growth & Income Value
                                                      --------------------------------- ---------------------------------
                                                            2001             2000             2001             2000
                                                      ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................  $  (2,242,455)   $    (943,184)   $     (281,103)  $     (258,022)
 Net realized gain (loss) on investments ............    (27,199,011)      37,800,286        (1,827,951)      (1,936,499)
 Change in unrealized appreciation (depreciation)
  of investments ....................................    (21,565,348)     (54,772,587)       (4,006,825)       5,323,529
                                                       -------------    -------------    --------------   --------------
 Net increase (decrease) in net assets from
  operations ........................................    (51,006,814)     (17,915,485)       (6,115,879)       3,129,028
                                                       -------------    -------------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     82,108,251      150,701,714        26,879,834       22,732,727
  Transfers between funds including guaranteed
   interest account, net ............................    (79,616,934)     (64,215,569)      (16,239,396)     (27,132,332)
  Transfers for contract benefits and
   terminations .....................................    (16,522,197)     (15,411,390)       (6,708,640)      (8,203,995)
  Contract maintenance charges ......................       (149,449)        (109,449)          (57,207)         (48,033)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --               --                --               --
                                                       -------------    -------------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    (14,180,329)      70,965,306         3,874,591      (12,651,633)
                                                       -------------    -------------    --------------   --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        104,173          (24,558)           49,631          (11,204)
                                                       -------------    -------------    --------------   --------------
Increase (Decrease) in Net Assets ...................    (65,082,970)      53,025,262        (2,191,657)      (9,533,808)
Net Assets -- Beginning of Period ...................    223,666,757      170,641,495        73,360,796       82,894,604
                                                       -------------    -------------    --------------   --------------
Net Assets -- End of Period .........................  $ 158,583,787    $ 223,666,757    $   71,169,139   $   73,360,796
                                                       =============    =============    ==============   ==============

                                                               EQ/Putnam                   EQ/Putnam
                                                          International Equity         Investors Growth
                                                      ---------------------------- -------------------------
                                                           2001           2000          2001         2000
                                                      -------------- ------------- ------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................   $   (7,156)   $   98,563    $    (5,509)  $   1,101
 Net realized gain (loss) on investments ............     (402,085)      132,590        (95,162)     (7,228)
 Change in unrealized appreciation (depreciation)
  of investments ....................................      102,303      (403,258)       (20,506)    (88,099)
                                                        ----------    ----------    -----------   ---------
 Net increase (decrease) in net assets from
  operations ........................................     (306,938)     (172,105)      (121,177)    (94,226)
                                                        ----------    ----------    -----------   ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      431,927       349,974        207,754     187,275
  Transfers between funds including guaranteed
   interest account, net ............................      (71,166)      961,943       (101,154)    228,094
  Transfers for contract benefits and
   terminations .....................................     (197,299)      (89,005)       (16,599)    (16,542)
  Contract maintenance charges ......................         (635)         (215)          (349)       (272)
  Adjustments to net assets allocated to
   contracts in payout period .......................           --            --             --          --
                                                        ----------    ----------    -----------   ---------
Net increase (decrease) in net assets from
 contractowners transactions ........................      162,827     1,222,697         89,652     432,183
                                                        ----------    ----------    -----------   ---------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............        2,959           (28)         1,170     (33,647)
                                                        ----------    ----------    -----------   ---------
Increase (Decrease) in Net Assets ...................     (141,153)    1,050,563        (30,355)    304,310
Net Assets -- Beginning of Period ...................    1,297,577       247,014        448,585     144,275
                                                        ----------    ----------    -----------   ---------
Net Assets -- End of Period .........................   $1,156,424    $1,297,577    $   418,230   $ 448,585
                                                        ==========    ==========    ===========   =========

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                                 EQ/T. Rowe Price
                                                                International Stock
                                                        -----------------------------------
                                                              2001               2000
                                                        ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .......................    $   (1,104,502)    $   (1,561,186)
 Net realized gain (loss) on investments ............       (42,533,290)        14,478,577
 Change in unrealized appreciation (depreciation)
  of investments ....................................        17,947,468        (37,422,909)
                                                         --------------     --------------
 Net increase (decrease) in net assets from
  operations ........................................       (25,690,324)       (24,505,518)
                                                         --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............       186,620,147        258,946,846
  Transfers between funds including guaranteed
   interest account, net ............................      (171,819,344)      (226,963,508)
  Transfers for contract benefits and
   terminations .....................................        (7,228,131)        (8,516,278)
  Contract maintenance charges ......................           (76,635)           (61,519)
  Adjustments to net assets allocated to
   contracts in payout period .......................                --                 --
                                                         --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ........................         7,496,037         40,561,135
                                                         --------------     --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account A ...............            58,207        (17,171,708)
                                                         --------------     --------------
Increase (Decrease) in Net Assets ...................       (18,136,080)        (1,116,090)
Net Assets -- Beginning of Period ...................       111,369,407        112,485,497
                                                         --------------     --------------
Net Assets -- End of Period .........................    $   93,233,327     $  111,369,407
                                                         ==============     ==============

----------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
(c) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2001


1. Organization

The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997 and is an open-ended diversified investment management company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 37 variable investment options(1) offered by EQAT:

o  EQ/Aggressive Stock(2)                               o  EQ/Capital Guardian Research
o  EQ/Alliance Common Stock                             o  EQ/Capital Guardian U.S. Equity
o  EQ/Alliance Global                                   o  EQ/Emerging Markets Equity(3)
o  EQ/Alliance Growth and Income                        o  EQ/Equity 500 Index(4)
o  EQ/Alliance Growth Investors                         o  EQ/Evergreen Omega(5)
o  EQ/Alliance High Yield                               o  EQ/FI Mid Cap
o  EQAlliance Intermediate Government Securities        o  EQ/FI Small/Mid Cap Value(6)
o  EQ/Alliance International                            o  EQ/Janus Large Cap Growth
o  EQ/Alliance Money Market                             o  EQ/Lazard Small Cap Value
o  EQ/Alliance Premier Growth                           o  EQ/Marsico Focus
o  EQ/Alliance Quality Bond                             o  EQ/Mercury Basic Value Equity(7)
o  EQ/Alliance Small Cap Growth                         o  EQ/MFS Emerging Growth Companies
o  EQ/Alliance Technology                               o  EQ/MFS Investors Trust(9)
o  EQ/AXP New Dimensions                                o  EQ/MFS Research
o  EQ/AXP Strategy Aggressive                           o  EQ/Putnam Growth & Income Value
o  EQ/Balanced(8)                                       o  EQ/Putnam International Equity
o  EQ/Bernstein Diversified Value(10)                   o  EQ/Putnam Investors Growth
o  EQ/Calvert Socially Responsible                      o  EQ/T. Rowe Price International Stock
o  EQ/Capital Guardian International

----------
 (1) Effective May 18, 2001 the names of the investment options include EQ/.
 (2) Formerly known as Alliance Aggressive.
 (3) Formerly known as Morgan Stanley Emerging Markets Equity.
 (4) Formerly known as Alliance Equity Index.
 (5) Formerly known as EQ/Evergreen.
 (6) Formerly known as Warburg Pincus Small Company Value.
 (7) Formerly known as Merrill Lynch Basic Value Equity.
 (8) Formerly known as Alliance Balanced.
 (9) Formerly known as MFS Growth with Income.
(10) Formerly known as Lazard Large Cap Value.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

The Account is used to fund benefits for variable annuities issued by Equitable Life including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

The amount retained by Equitable Life in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account. In addition to amounts reported in Retained by Equitable Life in Separate Account A, Equitable Life has invested $222,000 in each of the following funds offered by the AXA Premier VIP Trust:


                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


1. Organization (Concluded)

   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Small/Mid Cap Growth
   o AXA Premier VIP Technology

   These funds were first offered to Contractowners on January 14, 2002.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2001 presentation.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and capital gains are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

   Receivable/payable for policy-related transactions represents amounts due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 800, EQUI-VEST Vantage, Momentum, Momentum Plus (excluding amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) are reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account, of Equitable Life's General Account, and fixed maturity option of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net are amounts that participants have directed to be moved among funds, including permitted transfers to and from the Guaranteed Interest Account and fixed maturity option of Separate Account No. 48. The net assets of any variable investment option may not be less than the aggregate of the Contractowners account allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage and Momentum Plus Contracts. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage, EQUIPLAN and Old Contracts and quarterly under Momentum and Momentum Plus.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of New York State. The mortality risk is fully borne by The Equitable Life Assurance

                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


2. Significant Accounting Policies (Concluded)

   Society and may result in additional amounts being transferred into the variable annuity account by The Equitable Life Assurance Society to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:

                                                       Purchases           Sales
                                                   ----------------- -----------------
EQ/Aggressive Stock                                 $  858,928,577    $1,099,599,017
EQ/Alliance Common Stock                               879,978,608     1,478,194,629
EQ/Alliance Global                                     241,355,154       317,200,992
EQ/Alliance Growth and Income                          786,209,288       571,954,538
EQ/Alliance Growth Investors                           145,749,690       223,800,198
EQ/Alliance High Yield                                  95,870,620        87,351,998
EQ/Alliance Intermediate Government Securities         116,596,808        55,632,011
EQ/Alliance International                              327,060,498       334,288,341
EQ/Alliance Money Market                               409,988,614       349,309,649
EQ/Alliance Premier Growth                             248,088,731       222,168,032
EQ/Alliance Quality Bond                               152,139,696        76,197,013
EQ/Alliance Small Cap Growth                           273,884,398       239,179,256
EQ/Alliance Technology                                 174,044,761       139,190,751
EQ/AXP New Dimensions                                    9,292,303         2,889,362
EQ/AXP Strategy Aggressive                              15,783,650        11,093,583
EQ/Balanced                                            667,429,080       554,399,409
EQ/Bernstein Diversified Value                         318,600,920       151,018,805
EQ/Calvert Socially Responsible                          3,676,248         1,790,405
EQ/Capital Guardian International                          172,575            69,835
EQ/Capital Guardian Research                            12,593,252         4,107,206
EQ/Capital Guardian U.S. Equity                         16,434,269         8,657,002
EQ/Emerging Markets Equity                             285,382,071       290,816,053
EQ/Equity 500 Index                                    679,735,333       750,544,775
EQ/Evergreen Omega                                       3,661,272         1,765,958
EQ/FI Mid Cap                                           59,329,021        16,186,497
EQ/FI Small/Mid Cap Value                              152,529,544        64,231,313
EQ/Janus Large Cap Growth                               45,956,909        11,580,355
EQ/Lazard Small Cap Value                                  641,120            67,194
EQ/Marsico Focus                                         2,103,429           718,438
EQ/Mercury Basic Value Equity                          178,495,522        81,567,710
EQ/MFS Emerging Growth Companies                       460,254,605       506,791,794
EQ/MFS Investors Trust                                   6,247,564         3,618,093
EQ/MFS Research                                         94,594,142       106,255,978
EQ/Putnam Growth & Income Value                         28,750,727        25,074,641
EQ/Putnam International Equity                             809,140           640,658
EQ/Putnam Investors Growth                                 304,067           189,527
EQ/T. Rowe Price International Stock                   188,617,980       182,111,736
                                                    --------------    --------------
                                                    $7,941,290,186    $7,970,252,752
                                                    ==============    ==============

                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in Class IA or Class IB shares of a corresponding mutual fund portfolio of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each variable investment option, may charge annually up to 0.25% of the average daily net assets of an investment option attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and as such receives management fees for services performed in its capacity as investment manager of EQAT. Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Fees will vary depending on net asset levels of individual portfolios and range from a low of 0.25% to a high of 1.15% of average daily net assets. Equitable Life as investment manager pays expenses to providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios (including EQ/Aggressive Stock, EQ/Balanced, EQ/Bernstein Diversified Value, and EQ/Equity 500 Index). Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   AXA Advisors is an affiliate of Equitable Life, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC, its subsidiaries and AXA Network Insurance Agency of Texas, Inc. (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.


5. Substitutions

   On May 18, 2001 the EQ/Balanced Portfolio acquired all the net assets of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of:

   o 11,433,750 Class IA shares of Alliance Conservative Investors (valued at $135,718,615), 1,276,271 Class IB shares of Alliance Conservative Investors (valued at $15,085,439),

   o 167,949 Class IA shares of EQ/Evergreen Foundation (valued at $1,590,482), 55,807 Class IB shares of EQ/Evergreen Foundation (valued at $528,495),

   o 3,319,482 Class IA shares of EQ/Putnam Balanced (valued at $40,995,602), 411,048 Class IB shares of EQ/Putnam Balanced (valued at $5,076,437), and

   o 1,063,403 Class IA shares of Mercury World Strategy (valued at $10,431,985), 133,231 Class IB shares of Mercury World Strategy (valued at $1,306,997)

   for 12,044,460 Class IA shares of the EQ/Balanced Portfolio and 1,410,093 Class IB shares of the EQ/Balanced Portfolio outstanding (valued at $210,734,052). On May 18, 2001 the assets of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy were combined with those of EQ/Balanced. The aggregate net assets of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, Mercury World Strategy and EQ/Balanced immediately before the substitution were $150,804,054, $2,118,977, $46,072,039, $11,738,982 and $1,275,114,897
   respectively, resulting in combined assets after the substitution of $1,485,848,949 in EQ/Balanced Portfolio.

   On May 18, 2001 the EQ/Bernstein Portfolio, formerly the Lazard Large Cap Portfolio, acquired all the net assets of the T. Rowe Price Equity Income Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger, with Bernstein Portfolio as the surviving Portfolio. The substitution was accomplished by a tax free exchange of 11,134,420 Class IB shares of T. Rowe Price Equity Income Portfolio (valued at $147,320,700) for the 11,996,799 Class IB shares of the Bernstein Portfolio outstanding (valued at $147,320,700). On May 18, 2001 the T. Rowe Price Equity Income Portfolio assets were combined with those of the Bernstein Portfolio. The

                                     FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


5. Substitutions (Concluded)

   aggregate net assets of the Bernstein Portfolio and the T. Rowe Price Equity Income Portfolio immediately before the substitution were $147,320,700 and $104,245 respectively, resulting in combined assets after the substitution of $147,424,945 in EQ/Bernstein Portfolio.

   On October 6, 2000 the EQ/Equity 500 Index Portfolio, formerly the Alliance Equity Index Portfolio, acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. For accounting purposes, this transaction was treated as a merger. The BT Equity 500 Index Portfolio was not held by the Account before the substitution. As a result, there was no impact to the Account.


6. Asset Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the Account for the following charges:

                                                    Mortality and      Other        Financial
                                                    Expense Risks     Expenses      Accounting       Total
                                                    -------------     --------      ----------       -----
   Old Contracts
   ---------------------------------------------        0.58%           0.16%            --           0.74%
   EQUIPLAN Contracts                                   0.58%           0.16%            --           0.74%
   ---------------------------------------------
   EQUI-VEST Series 100/Momentum Contracts
   ---------------------------------------------
   EQ/Alliance Money Market
   EQ/Balanced
   EQ/Alliance Common Stock ....................        0.65%           0.60%            0.24%        1.49%
   All Other Funds .............................        0.50%           0.60%            0.24%        1.34%
   EQUI-VEST Series 200
   ----------------------------------------------
   EQ/Alliance Money Market
   EQ/Balanced
   EQ/Alliance Common Stock ....................        1.15%           0.25%            --           1.40%
   All Other Funds .............................        0.50%           0.60%            0.24%        1.34%
   EQUI-VEST Series 300 and Series 400 Contracts
   ----------------------------------------------
   EQ/ Alliance Money Market
   EQ/ Alliance Common Stock
   EQ/Alliance Aggressive Stock
   EQ/Balanced .................................        1.10%           0.25%            --           1.35%
   All Other Funds* ............................        1.10%           0.24%            --           1.34%
   Momentum Plus Contracts                              1.10%           0.25%            --           1.35%
   ----------------------------------------------
   Momentum Plus Contracts                              0.76%           0.24%            --           1.00%
   ----------------------------------------------
   Momentum Plus Contracts                              0.66%           0.24%            --           0.90%
   ----------------------------------------------
   EQUI-VEST Series 500 Contracts                       1.20%           0.25%            --           1.45%
   ----------------------------------------------
   EQUI-VEST Series 600 and 800 Contracts               0.95%           0.25%            --           1.20%
   ----------------------------------------------
   EQUI-VEST Vantage Contracts                          0.90%             --             --           0.90%
   ----------------------------------------------
   EQUI-VEST Express Series 700 Contracts               0.70%           0.25%            --           0.95%
   ----------------------------------------------

* During 2001 and 2000, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the Trust for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion.

   The charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of EQAT ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trust for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST/ Momentum Contracts for the EQ/Alliance Money Market, EQ/Alliance Common Stock, EQ/Aggressive Stock, and the EQ/Balanced variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from Equitable Life's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by Equitable Life in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

                                     FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding


   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                                     EQ/Alliance
                                                    EQ/Aggressive Stock              Common Stock
                                                ---------------------------- ----------------------------
                                                     2001           2000          2001           2000
                                                -------------- ------------- -------------- -------------
   Old Contracts 0.74%
    Issued ....................................        --             --            --             --
    Redeemed ..................................        --             --           (21)           (25)
                                                   --------       ------        --------       ------
    Net Increase (Decrease) ...................        --             --           (21)           (25)
                                                   --------       ------        --------       ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................        --             --            --             --
    Redeemed ..................................        --             --            (6)            --
                                                   --------       ------        --------       ------
    Net Increase (Decrease) ...................        --             --            (6)            --
                                                   --------       ------        --------       ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................     5,311          4,591         1,596          2,706
    Redeemed ..................................    (7,390)        (7,735)       (3,084)        (3,746)
                                                   --------       ------        --------       ------
    Net Increase (Decrease) ...................    (2,079)        (3,144)       (1,488)        (1,040)
                                                   --------       ------        --------       ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................       528            514           138            171
    Redeemed ..................................      (683)          (695)         (213)          (225)
                                                   --------       ------        --------       ------
    Net Increase (Decrease) ...................      (155)          (181)          (75)           (54)
                                                   --------       ------        --------       ------
   Momentum Plus Contracts 1.35%
    Issued ....................................       250            266           262            326
    Redeemed ..................................      (426)          (114)         (493)          (124)
                                                   --------       ------        --------       ------
    Net Increase (Decrease) ...................      (176)           152          (231)           202
                                                   --------       ------        --------       ------
   Momentum Plus Contracts 1.00%
    Issued ....................................        --             --            --              1
    Redeemed ..................................        (3)            (7)           --             (8)
                                                   ---------      ---------     --------       ---------
    Net Increase (Decrease) ...................        (3)            (7)           --             (7)
                                                   ---------      ---------     --------       ---------
   Momentum Plus Contracts 0.90%
    Issued ....................................       105              1           130              2
    Redeemed ..................................      (105)            (1)         (140)            (1)
                                                   --------       ---------     --------       ---------
    Net Increase (Decrease) ...................        --             --           (10)             1
                                                   --------       --------      --------       --------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................     3,333            771           735            441
    Redeemed ..................................    (3,698)          (807)       (1,389)          (690)
                                                   --------       --------      --------       --------
    Net Increase (Decrease) ...................      (365)           (36)         (654)          (249)
                                                   --------       --------      --------       --------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................         1              1             5              7
    Redeemed ..................................        (1)            --            (2)            (2)
                                                   ---------      --------      ---------      ---------
    Net Increase (Decrease) ...................        --              1             3              5
                                                   --------       --------      --------       --------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................       323            222           487            757
    Redeemed ..................................      (294)          (168)         (246)          (159)
                                                   --------       --------      --------       --------
    Net Increase (Decrease) ...................        29             54           241            598
                                                   --------       --------      --------       --------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................        40             19            62             33
    Redeemed ..................................      (130)           (20)         (231)           (42)
                                                   --------       --------      --------       --------
    Net Increase (Decrease) ...................       (90)            (1)         (169)            (9)
                                                   --------       ---------     --------       ---------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................        10             26           144            283
    Redeemed ..................................        (5)            (2)          (53)           (13)
                                                   ---------      ---------     --------       --------
    Net Increase (Decrease) ...................         5             24            91            270
                                                   ---------      ---------     --------       --------

                                                                                    EQ/Alliance
                                                    EQ/Alliance Global           Growth and Income
                                                --------------------------- ---------------------------
                                                     2001          2000          2001          2000
                                                ------------- ------------- ------------- -------------
   Old Contracts 0.74%
    Issued ....................................        --             --            --             --
    Redeemed ..................................        --             --            --             --
                                                   ------         ------        ------         ------
    Net Increase (Decrease) ...................        --             --            --             --
                                                   ------         ------        ------         ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................        --             --            --             --
    Redeemed ..................................        --             --            --             --
                                                   ------         ------        ------         ------
    Net Increase (Decrease) ...................        --             --            --             --
                                                   ------         ------        ------         ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................       987          2,300         2,287          1,083
    Redeemed ..................................    (1,367)        (3,719)       (1,850)        (2,250)
                                                   ------         ------        ------         ------
    Net Increase (Decrease) ...................      (380)        (1,419)          437         (1,167)
                                                   ------         ------        ------         ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................        79             44            53             40
    Redeemed ..................................       (96)           (50)          (42)           (36)
                                                   ------         ------        ------         ------
    Net Increase (Decrease) ...................       (17)            (6)           11              4
                                                   ------        -------        ------         ------
   Momentum Plus Contracts 1.35%
    Issued ....................................        95            100            84             82
    Redeemed ..................................      (170)           (42)         (118)           (34)
                                                   ------        -------        ------         ------
    Net Increase (Decrease) ...................       (75)            58           (34)            48
                                                   ------        -------        ------         ------
   Momentum Plus Contracts 1.00%
    Issued ....................................        --             --            --             --
    Redeemed ..................................        --             (2)           --             (2)
                                                   ------        --------       ------         ------
    Net Increase (Decrease) ...................        --             (2)           --             (2)
                                                   ------        --------       ------         -------
   Momentum Plus Contracts 0.90%
    Issued ....................................        11              1            10             --
    Redeemed ..................................       (16)            --           (12)            --
                                                   ------        -------        ------         ------
    Net Increase (Decrease) ...................        (5)             1            (2)            --
                                                   ---------     -------        ------         ------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................        --          1,396            --            458
    Redeemed ..................................        --           (226)           --           (965)
                                                   --------      -------        ------         ------
    Net Increase (Decrease) ...................        --          1,170            --           (507)
                                                   --------      -------        ------         ------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................         1              1             1              1
    Redeemed ..................................        --             --            --             (1)
                                                   --------      -------        ------         ------
    Net Increase (Decrease) ...................         1              1             1             --
                                                   --------      -------        ------         ------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................       132            217           346            259
    Redeemed ..................................       (78)           (57)          (82)           (35)
                                                   --------      -------        ------         -----
    Net Increase (Decrease) ...................        54            160           264            224
                                                   --------      -------        ------         ------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................         6              4             6              4
    Redeemed ..................................       (16)            (2)          (17)            (3)
                                                   --------      -------        ------         ------
    Net Increase (Decrease) ...................       (10)             2           (11)             1
                                                   --------      -------        ------         ------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................        81            111           178            138
    Redeemed ..................................       (28)           (10)          (23)            (7)
                                                   --------      -------        ------         ------
    Net Increase (Decrease) ...................        53            101           155            131
                                                   --------      -------        ------         ------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                                                EQ/Alliance
                                                                                               Intermediate
                                                    EQ/Alliance         EQ/Alliance             Government          EQ/Alliance
                                                  Growth Investors       High Yield             Securities         International
                                                  ----------------    ----------------       ----------------    ----------------
                                                    2001     2000      2001      2000          2001     2000      2001      2000
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Old Contracts 0.74%
    Issued ....................................       --        --        --        --           --        --        --        --
    Redeemed ..................................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................       --        --        --        --           --        --        --        --
    Redeemed ..................................       --        --        --        --           --        (3)       --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           --        (3)       --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................      390       636       535       130          587       105     2,803     5,628
    Redeemed ..................................     (776)   (1,918)     (565)     (746)        (309)     (310)   (2,886)   (5,978)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................     (386)   (1,282)      (30)     (616)         278      (205)      (83)     (350)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................       30        40        10        10           14        10        13        20
    Redeemed ..................................      (52)      (42)      (10)      (13)          (6)      (12)      (11)      (18)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................      (22)       (2)       --        (3)           8        (2)        2         2
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Plus Contracts 1.35%
    Issued ....................................       79        93        23        25           21        12        48        57
    Redeemed ..................................     (180)      (62)      (36)      (28)         (22)       (4)      (59)      (37)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................     (101)       31       (13)       (3)          (1)        8       (11)       20
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Plus Contracts 1.00%
    Issued ....................................       --        --        --        --           --        --        --        --
    Redeemed ..................................       (4)       (2)       --        --           --        --        (1)       (2)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       (4)       (2)       --        --           --        --        (1)       (2)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Plus Contracts 0.90%
    Issued ....................................       16        --         4        --            3        --         2         1
    Redeemed ..................................      (19)       --        (4)       --           (3)       --        (4)       --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       (3)       --        --        --           --        --        (2)        1
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................       --       110        --        27           --        48        --     2,421
    Redeemed ..................................       --    (2,540)       --      (391)          --      (107)       --    (1,969)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --    (2,430)       --      (364)          --       (59)       --       452
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................        1         1        --        --           --        --        32        56
    Redeemed ..................................       --        --        --        --           --        --       (32)      (56)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................        1         1        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................      110       215        55        26          127        27       197        78
    Redeemed ..................................      (52)      (14)      (34)       (3)         (30)      (12)     (187)      (45)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       58       201        21        23           97        15        10        33
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................        2         8         3        11            1        --         1         2
    Redeemed ..................................      (22)       (4)       (7)      (11)          (3)       (1)       (4)       (2)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................      (20)        4        (4)       --           (2)       (1)       (3)       --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................       50        96        35        20           71         9       177        71
    Redeemed ..................................      (18)       (4)       (6)       (1)         (13)       (1)     (162)      (39)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       32        92        29        19           58         8        15        32
                                                  ------    ------    ------    ------       ------    ------    ------    ------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                    EQ/Alliance         EQ/Alliance            EQ/Alliance         EQ/Alliance
                                                    Money Market       Premier Growth         Quality Bond      Small Cap Growth
                                                  ----------------    ----------------      ----------------    ----------------
                                                   2001      2000      2001     2000         2001      2000      2001     2000
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Old Contracts 0.74%
    Issued ....................................       --        --        --        --          --        --        --        --
    Redeemed ..................................       (7)       --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       (7)       --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................       --        --        --        --          --        --        --        --
    Redeemed ..................................       --        --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................    2,694     2,528     2,571     1,938         761       161     1,567     4,215
    Redeemed ..................................   (2,356)   (2,724)   (2,379)     (590)       (428)     (485)   (1,473)   (3,874)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................      338      (196)      192     1,348         333      (324)       94       341
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................    1,337       468       115        39          11         6        23        31
    Redeemed ..................................   (1,269)     (551)     (113)      (11)         (5)       (6)      (17)      (17)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       68       (83)        2        28           6        --         6        14
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Plus Contracts 1.35%
    Issued ....................................      325       393        48        29          28        19        45        59
    Redeemed ..................................     (335)     (332)      (71)       (3)        (25)      (15)      (43)      (19)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................      (10)       61       (23)       26           3         4         2        40
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Plus Contracts 1.00%
    Issued ....................................       --         1        --        --          --        --        --        --
    Redeemed ..................................       (2)       --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       (2)        1        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Plus Contracts 0.90%
    Issued ....................................        3        --         7         1           2        --        10        --
    Redeemed ..................................       (3)       --        (8)       --          (2)       --       (10)       --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        (1)        1          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................      932       380        --       440          --        74        --     1,167
    Redeemed ..................................     (834)     (304)       --       (80)         --      (194)       --      (590)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       98        76        --       360          --      (120)       --       577
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................       --        --         1         1          --        --        --         1
    Redeemed ..................................       --        --        --        --          --        --        (2)       --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --         1         1          --        --        (2)        1
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................      200       130       235       355         118        35       108       163
    Redeemed ..................................     (132)      (89)     (147)      (42)        (34)      (12)      (40)      (67)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       68        41        88       313          84        23        68        96
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................        2         7         1         5           1         1         2        10
    Redeemed ..................................       (4)       (6)       (6)       --          (2)       --       (12)       (3)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       (2)        1        (5)        5          (1)        1       (10)        7
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................      664       437       111       228         113        23        80        67
    Redeemed ..................................     (533)     (341)      (48)       (7)        (27)       (1)      (14)       (5)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................      131        96        63       221          86        22        66        62
                                                  ------    ------    ------    ------      ------    ------    ------    ------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001

7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                    EQ/Alliance          EQ/AXP New          EQ/AXP Strategy
                                                   Technology (a)      Dimensions (b)         Aggressive (b)      EQ/Balanced (e)
                                                  ----------------    ----------------       ----------------    ----------------
                                                   2001      2000      2001      2000         2001      2000      2001      2000
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Old Contracts 0.74%
    Issued ....................................       --        --        --        --           --        --        --        --
    Redeemed ..................................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................       --        --        --        --           --        --        --        --
    Redeemed ..................................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................    2,858     1,386        97        33          272       124     3,035     2,002
    Redeemed ..................................   (2,413)     (549)      (34)       (4)        (214)      (79)   (3,627)   (4,010)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................      445       837        63        29           58        45      (592)   (2,008)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................       20        18        --        --           --        --       194       118
    Redeemed ..................................       (5)       (1)       --        --           --        --      (257)     (261)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       15        17        --        --           --        --       (63)     (143)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Plus Contracts 1.35%
    Issued ....................................       30        12         1        --           --        --       143        89
    Redeemed ..................................      (26)       (1)       (1)       --           --        --      (164)      (15)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................        4        11        --        --           --        --       (21)       74
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Plus Contracts 1.00%
    Issued ....................................       --        --        --        --           --        --        --        --
    Redeemed ..................................       --        --        --        --           --        --        --        (1)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           --        --        --        (1)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   Momentum Plus Contracts 0.90%
    Issued ....................................        5        --        --        --           --        --        49        --
    Redeemed ..................................       (5)       --        --        --           --        --       (51)       --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           --        --        (2)       --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................       --       630        --        14           --        11       775        93
    Redeemed ..................................       --      (154)       --        (1)          --        (1)     (287)     (115)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       --       476        --        13           --        10       488       (22)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................        1         1        --        --           --        --         1         1
    Redeemed ..................................       --        --        --        --           --        --        --        --
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................        1         1        --        --           --        --         1         1
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................      155       145        14         2           25         2       241       114
    Redeemed ..................................      (87)      (17)       (1)       --           (3)       --       (55)      (24)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       68       128        13         2           22         2       186        90
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................        2         7        --        --           --        --        24         6
    Redeemed ..................................       (5)       (2)       --        --           --        --       (68)       (5)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       (3)        5        --        --           --        --       (44)        1
                                                  ------    ------    ------    ------       ------    ------    ------    ------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................      113        99        14         2           24         6       126        33
    Redeemed ..................................      (37)       (7)       (2)       --           (1)       --       (25)       (1)
                                                  ------    ------    ------    ------       ------    ------    ------    ------
    Net Increase (Decrease) ...................       76        92        12         2           23         6       101        32
                                                  ------    ------    ------    ------       ------    ------    ------    ------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001

7. Changes in Units Outstanding (Continued)


   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                   EQ/Bernstein       EQ/Calvert        EQ/Capital
                                                Diversified Value      Socially          Guardian           EQ/Capital
                                                       (f)            Responsible      International     Guardian Research
                                                ------------------ ----------------- ----------------- ---------------------
                                                    2001     2000    2001     2000    2001     2000       2001       2000
                                                ----------- ------ -------- -------- ------ ---------- ---------- ----------
   Old Contracts 0.74%
    Issued ....................................      --        --      --       --      --      --         --         --
    Redeemed ..................................      --        --      --       --      --      --         --         --
                                                   -----     ----    ----     ----    ----     ----       ----       ----
    Net Increase (Decrease) ...................      --        --      --       --      --      --         --         --
                                                   -----     ----    ----     ----    ----     ----       ----       ----
   EQUIPLAN Contracts 0.74%
    Issued ....................................      --        --      --       --      --      --         --         --
    Redeemed ..................................      --        --      --       --      --      --         --         --
                                                   -----     ----    ----     ----    ----     ----       ----       ----
    Net Increase (Decrease) ...................      --        --      --       --      --      --         --         --
                                                   -----     ----    ----     ----    ----     ----       ----       ----
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................    1,871       --      37       31      --       --        85         99
    Redeemed ..................................     (327)      --     (18)     (20)     --      --        (34)       (69)
                                                   -----     ----    ----     ----    ----     ----       ----       ----
    Net Increase (Decrease) ...................    1,544       --      19       11      --      --         51         30
                                                   -----     ----    ----     ----    ----     ----       ----       ----
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................       21       --      --       --       1      --          1          1
    Redeemed ..................................       (3)      --      --       --      --      --         --         --
                                                   -------   ----    ----     ----    ----     ----       ----       ----
    Net Increase (Decrease) ...................       18       --      --       --       1      --          1          1
                                                   ------    ----    ----     ----    ----     ----       ----       ----
   Momentum Plus Contracts 1.35%
    Issued ....................................       35       --      --       --       1       2          1          1
    Redeemed ..................................      (35)      --      --       --      --      (2)        (2)        --
                                                   ------    ----    ----     ----    ----     ------     ------     ----
    Net Increase (Decrease) ...................      --        --      --       --       1      --         (1)         1
                                                   ------    ----    ----     ----    ----     -----      ------     ----
   Momentum Plus Contracts 1.00%
    Issued ....................................      --        --      --       --      --      --         --         --
    Redeemed ..................................      --        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      ----
    Net Increase (Decrease) ...................      --        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      ----
   Momentum Plus Contracts 0.90%
    Issued ....................................      --        --      --       --      --      --         --         --
    Redeemed ..................................      --        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      ----
    Net Increase (Decrease) ...................      --        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      ----
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................      --        --      --       --      --      --         --         19
    Redeemed ..................................      --        --      --       --      --      --         --        (13)
                                                   ------    ----    ----     ----    ----     -----      -----      ----
    Net Increase (Decrease) ...................      --        --      --       --      --      --         --          6
                                                   ------    ----    ----     ----    ----     -----      -----      ----
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................       1        --      --       --      --      --         --         --
    Redeemed ..................................      --        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      ----
    Net Increase (Decrease) ...................       1        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      ----
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................      88        --      --       --      --      --         23         12
    Redeemed ..................................     (16)       --      --       --      --      --         (1)        (4)
                                                   ------    ----    ----     ----    ----     -----      ------     ------
    Net Increase (Decrease) ...................      72        --      --       --      --      --         22          8
                                                   ------    ----    ----     ----    ----     -----      -----      -----
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................       1        --      --       --      --      --         --         --
    Redeemed ..................................      --        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      -----
    Net Increase (Decrease) ...................       1        --      --       --      --      --         --         --
                                                   ------    ----    ----     ----    ----     -----      -----      -----
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................      49        --      --       --      --      --          6          4
    Redeemed ..................................      (3)       --      --       --      --      --         (1)        --
                                                   -------   ----    ----     ----    ----     -----      ------     -----
    Net Increase (Decrease) ...................      46        --      --       --      --      --          5          4
                                                   ------    ----    ----     ----    ----     -----      -----      -----

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                    EQ/Capital           EQ/Emerging          EQ/Equity 500       EQ/Evergreen
                                               Guardian U.S. Equity    Markets Equity           Index (d)             Omega
                                               --------------------   ----------------      ----------------    ----------------
                                                  2001       2000      2001      2000        2001     2000       2001     2000
                                               ---------   -------    ------    ------      ------    ------    ------    ------
   Old Contracts 0.74%
    Issued ....................................       --        --        --        --          --        --        --        --
    Redeemed ..................................       --        --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................       --        --        --        --          --        --        --        --
    Redeemed ..................................       --        --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --          --        --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................      140        50     4,157     3,837       2,174     1,833        36        19
    Redeemed ..................................      (78)      (34)   (4,233)   (3,669)     (2,436)   (4,413)      (21)       (8)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       62        16       (76)      168        (262)   (2,580)       15        11
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................        1        --        11        19          84        81         1        --
    Redeemed ..................................       --        --        (8)       (9)        (96)      (90)       --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................        1        --         3        10         (12)       (9)        1        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Plus Contracts 1.35%
    Issued ....................................        1        --        13        28         104       143        --        --
    Redeemed ..................................       (1)       --       (14)      (22)       (154)      (76)       (1)       --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        (1)        6         (50)       67        (1)       --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Plus Contracts 1.00%
    Issued ....................................       --        --        --        --          --        --        --        --
    Redeemed ..................................       --        --        --        --          (2)       (3)       --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --          (2)       (3)       --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   Momentum Plus Contracts 0.90%
    Issued ....................................       --        --         3        --          32         1        --        --
    Redeemed ..................................       --        --        (3)       --         (37)       --        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --          (5)        1        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................       --        12        --       636          --       914        --        --
    Redeemed ..................................       --        (8)       --      (468)         --    (1,433)       --        (1)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --         4        --       168          --      (519)       --        (1)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................       --        --        --        --           2         3        --        --
    Redeemed ..................................       --        --        --        --          (1)       (1)       --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        --        --           1         2        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................       16        12       206        52         297       348         8        --
    Redeemed ..................................       (7)       (2)     (203)      (15)       (188)     (140)       (1)       (3)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................        9        10         3        37         109       208         7        (3)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................       --        --        --         3          10        28        --        --
    Redeemed ..................................       --        --        (2)       (3)        (57)      (26)       --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................       --        --        (2)       --         (47)        2        --        --
                                                  ------    ------    ------    ------      ------    ------    ------    ------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................        7         3       176        90         118        80         3        --
    Redeemed ..................................       (1)       --      (169)      (63)        (59)       (9)       --        (1)
                                                  ------    ------    ------    ------      ------    ------    ------    ------
    Net Increase (Decrease) ...................        6         3         7        27          59        71         3        (1)
                                                  ------    ------    ------    ------      ------    ------    ------    ------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                                                              EQ/Lazard
                                                        EQ/FI        EQ/FI Small/Mid Cap      EQ/Janus Large   Small Cap
                                                     Mid Cap (b)            Value             Cap Growth (b)    Value
                                                  ----------------   -------------------      -------------   -----------
                                                   2001     2000       2001      2000         2001    2000    2001   2000
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   Old Contracts 0.74%
    Issued ....................................       --        --        --        --          --      --      --     --
    Redeemed ..................................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUIPLAN Contracts 0.74%
    Issued ....................................       --        --        --        --          --      --      --     --
    Redeemed ..................................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................      496        68     1,133       202         434     132      --
    Redeemed ..................................     (162)       (7)     (523)     (663)       (137)    (11)     --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................      334        61       610      (461)        297     121      --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................        1        --        16         4           5      --       2      1
    Redeemed ..................................       --        --        (3)       (2)         (1)     --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................        1        --        13         2           4      --       2      1
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   Momentum Plus Contracts 1.35%
    Issued ....................................        3        --        25        11           4      --       3     --
    Redeemed ..................................       (2)       --       (35)       (6)         (4)     --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................        1        --       (10)        5          --      --       3     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   Momentum Plus Contracts 1.00%
    Issued ....................................       --        --        --        --          --      --      --     --
    Redeemed ..................................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   Momentum Plus Contracts 0.90%
    Issued ....................................       --        --         4        --           1      --      --     --
    Redeemed ..................................       --        --        (4)       --          (1)     --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................       --        30        --        48          --      51      --     --
    Redeemed ..................................       --        (5)       --      (321)         --      (5)     --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        25        --      (273)         --      46      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................       --        --        --        --          --      --      --     --
    Redeemed ..................................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        --        --        --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................      104         9       142        17         116      13      --     --
    Redeemed ..................................       (7)       --       (29)       (5)         (9)     (1)     --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       97         9       113        12         107      12      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................       --        --         1         1          --      --      --     --
    Redeemed ..................................       --        --        (3)       (1)         --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       --        --        (2)       --          --      --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................       75         7        99        12          77      12      --     --
    Redeemed ..................................       (5)       --        (7)       --          (7)     --      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----
    Net Increase (Decrease) ...................       70         7        92        12          70      12      --     --
                                                  ------    ------    ------    ------        ----    ----    ----   ----

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                              EQ/Marsico    EQ/Mercury Basic           EQ/MFS Emerging          EQ/MFS
                                               Focus (c)      Value Equity             Growth Companies     Investors Trust
                                              ----------    ----------------           ----------------    ----------------
                                                  2001      2001        2000            2001      2000      2001      2000
                                                  ----      ----        ----           ------    ------    ------    ------
   Old Contracts 0.74%
    Issued ....................................     --         --         --               --        --        --        --
    Redeemed ..................................     --         --         --               --        --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --         --         --               --        --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUIPLAN Contracts 0.74%
    Issued ....................................     --         --         --               --        --        --        --
    Redeemed ..................................     --         --         --               --        --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --         --         --               --        --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ....................................     --        840        221            2,627     2,892        50        68
    Redeemed ..................................     --       (427)      (470)          (2,926)   (2,597)      (31)      (19)
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --        413       (249)            (299)      295        19        49
                                                  ----       ----       ----           ------    ------    ------    ------
   Momentum Contracts 1.34% and 1.49%
    Issued ....................................     19         11          6               33        45        --         1
    Redeemed ..................................     (7)        (5)        (3)             (26)      (19)       --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     12          6          3                7        26        --         1
                                                  ----       ----       ----           ------    ------    ------    ------
   Momentum Plus Contracts 1.35%
    Issued ....................................     --         25         18               83       138         1         1
    Redeemed ..................................     --        (16)       (85)             (85)      (83)       (2)       --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --          9         10               (2)       59        (1)        1
                                                  ----       ----       ----           ------    ------    ------    ------
   Momentum Plus Contracts 1.00%
    Issued ....................................     --         --         --               --        --        --        --
    Redeemed ..................................     --         --         --               (1)       --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --         --         --               (1)       --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
   Momentum Plus Contracts 0.90%
    Issued ....................................     --          2         --               16         1        --        --
    Redeemed ..................................     --         (2)        --              (18)       --        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --         --         --               (2)        1        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ....................................     --         --         52               --       344        --        16
    Redeemed ..................................     --         --       (212)              --      (654)       --       (14)
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --         --       (160)              --      (310)       --         2
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ....................................     --          1         --                2         3        --        --
    Redeemed ..................................     --         --         --               (1)       (1)       --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --          1         --                1         2        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ....................................     --        111         42              125       284         9        16
    Redeemed ..................................     --        (33)        (8)             (96)      (32)       (4)       (2)
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --         78         34               29       252         5        14
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ....................................     --          2          1                4        15        --        --
    Redeemed ..................................     --         (1)        --              (18)       (5)       --        --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................     --          1          1              (14)       10        --        --
                                                  ----       ----       ----           ------    ------    ------    ------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ....................................      1         65         29               68       172         8        12
    Redeemed ..................................     --         (8)        (2)             (46)       (8)       (3)       --
                                                  ----       ----       ----           ------    ------    ------    ------
    Net Increase (Decrease) ...................      1         57         27               22       164         5        12
                                                  ----       ----       ----           ------    ------    ------    ------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                                 EQ/Putnam        EQ/Putnam          EQ/Putnam
                                                                              Growth & Income    International       Investors
                                                            EQ/MFS Research        Value            Equity            Growth
                                                             -------------     -------------     -------------     -------------
                                                             2001     2000     2001     2000     2001     2000     2001      2000
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   Old Contracts 0.74%
    Issued ..............................................      --       --       --       --       --       --       --       --
    Redeemed ............................................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUIPLAN Contracts 0.74%
    Issued ..............................................      --       --       --       --       --       --       --       --
    Redeemed ............................................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUI-VEST Series 100 to 400 Contracts 1.34%,
    1.40% or 1.49%
    Issued ..............................................     505      523      184      128       --       --       --       --
    Redeemed ............................................    (639)    (695)    (173)    (583)      --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................    (134)    (172)      11     (455)      --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   Momentum Contracts 1.34% and 1.49%
    Issued ..............................................      35       10        5        4        4        8        1        2
    Redeemed ............................................     (32)      (7)      (2)      (3)      (3)      (2)      (1)      --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................       3        3        3        1        1        6       --        2
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   Momentum Plus Contracts 1.35%
    Issued ..............................................      30       29        9       10        7        4        2        3
    Redeemed ............................................     (31)     (20)      (8)      (4)      (7)      (1)      (1)      (1)
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      (1)       9        1        6       --        3        1        2
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   Momentum Plus Contracts 1.00%
    Issued ..............................................      --       --       --       --       --       --       --       --
    Redeemed ............................................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   Momentum Plus Contracts 0.90%
    Issued ..............................................       6       --        2       --       --       --       --       --
    Redeemed ............................................      (6)      --       (2)      --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ..............................................      --      221       --       31       --       --       --       --
    Redeemed ............................................      --     (249)      --     (297)      --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      --      (28)      --     (266)      --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ..............................................       1        1       --       --       --       --       --       --
    Redeemed ............................................      --       --       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................       1        1       --       --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ..............................................      90       92       22       19       --       --       --       --
    Redeemed ............................................     (74)     (14)      (7)      (5)      --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      16       78       15       14       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUI-VEST Vantage Contracts 0.90%
    Issued ..............................................       1        2       --        1       --       --       --       --
    Redeemed ............................................      (6)      (1)      (2)      (1)      --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      (5)       1       (2)      --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ..............................................      26       54        9        6       --       --       --       --
    Redeemed ............................................     (12)      (1)      (2)      --       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----
    Net Increase (Decrease) .............................      14       53        7        6       --       --       --       --
                                                             ----     ----     ----     ----     ----     ----     ----     ----

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


7. Changes in Units Outstanding (Concluded)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                  EQ/T. Rowe Price
                                                                    International
                                                                        Stock
                                                            -----------------------------
                                                                 2001            2000
                                                            -------------   -------------
   Old Contracts 0.74%
    Issued ..............................................          --              --
    Redeemed ............................................          --              --
                                                               ------          ------
    Net Increase (Decrease) .............................          --              --
                                                               ------          ------
   EQUIPLAN Contracts 0.74%
    Issued ..............................................          --              --
    Redeemed ............................................          --              --
                                                               ------          ------
    Net Increase (Decrease) .............................          --              --
                                                               ------          ------
   EQUI-VEST Series 100 to 400 Contracts 1.34%, 1.40% or
    1.49%
    Issued ..............................................       1,588           1,230
    Redeemed ............................................      (1,562)         (1,467)
                                                               ------          ------
    Net Increase (Decrease) .............................          26            (237)
                                                               ------          ------
   Momentum Contracts 1.34% and 1.49%
    Issued ..............................................           7               9
    Redeemed ............................................          (4)             (4)
                                                               ---------       ---------
    Net Increase (Decrease) .............................           3               5
                                                               --------        --------
   Momentum Plus Contracts 1.35%
    Issued ..............................................          14              17
    Redeemed ............................................         (13)            (12)
                                                               --------        --------
    Net Increase (Decrease) .............................           1               5
                                                               --------        --------
   Momentum Plus Contracts 1.00%
    Issued ..............................................          --              --
    Redeemed ............................................          --              --
                                                               --------        --------
    Net Increase (Decrease) .............................          --              --
                                                               --------        --------
   Momentum Plus Contracts 0.90%
    Issued ..............................................           4              --
    Redeemed ............................................          (4)             --
                                                               ---------       --------
    Net Increase (Decrease) .............................          --              --
                                                               --------        --------
   EQUI-VEST Series 300 & 400 Contracts 1.35%
    Issued ..............................................          --             633
    Redeemed ............................................          --            (289)
                                                               --------        --------
    Net Increase (Decrease) .............................          --             344
                                                               --------        --------
   EQUI-VEST Series 500 Contracts 1.45%
    Issued ..............................................          21              10
    Redeemed ............................................         (21)            (10)
                                                               --------        --------
    Net Increase (Decrease) .............................          --              --
                                                               --------        --------
   EQUI-VEST Series 600 & 800 Contracts 1.20%
    Issued ..............................................         253              69
    Redeemed ............................................        (231)            (30)
                                                               --------        --------
    Net Increase (Decrease) .............................          22              39
                                                               --------        --------
   EQUI-VEST Vantage Contracts 0.90%
    Issued ..............................................           1               3
    Redeemed ............................................          (4)             (1)
                                                               ---------       ---------
    Net Increase (Decrease) .............................          (3)              2
                                                               ---------       --------
   EQUI-VEST Express Series 700 Contracts 0.95%
    Issued ..............................................         121              52
    Redeemed ............................................         (80)            (12)
                                                               --------        --------
    Net Increase (Decrease) .............................          41              40
                                                               --------        --------

   (a) Units were made available for sale on May 22, 2000.
   (b) Units were made available for sale on September 22, 2000.
   (c) Units were made available for sale on October 22, 2001.
   (d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (e) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (f) A substitution of the T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                   Years Ended December 31,
                                                           -----------------------------------------------------------------------
                                                              2001            2000            1999          1998           1997
                                                           ----------      ----------      ----------    ----------     ----------
EQ/Aggressive Stock
--------------------
EQUI-VEST/Momentum Series 100 and 200
Contracts 1.34%, 1.40% or 1.49%
 Unit value, end of period .............................   $    67.13      $    90.70      $   105.59    $    89.92     $    90.75
 Net Assets (000's) ....................................   $1,136,377      $1,738,084      $2,339,135    $2,430,987     $2,674,130
 Number of EQUI-VEST units outstanding, end of period
  (000's) ..............................................       16,058          18,138          20,946        25,634         28,030
 Number of Momentum units outstanding, end of period
  (000's) ..............................................          870           1,025           1,207         1,401          1,437
 Total Return ..........................................       (25.79)%         14.10)%         17.43%        (0.91)%         9.46%
Momentum Plus Contracts 1.35%
 Unit value, end of period .............................   $   126.48       $  170.92       $  199.45    $   170.12      $  171.96
 Net Assets (000's) ....................................   $   62,608       $ 114,687       $ 175,117    $  186,792      $ 209,791
 Number of units outstanding, end of period (000's) ....          495             671             878         1,098          1,220
 Total Return ..........................................       (26.00)%        (14.30)%         17.24%       (1.07)%          9.31%
Momentum Plus Contracts 1.00%
 Unit value, end of period .............................   $   102.74       $  138.35       $  160.87    $   136.73      $  137.72
 Net Assets (000's) ....................................           --       $     415       $   1,609    $    5,059      $   4,820
 Number of units outstanding, end of period (000's) ....           --               3              10            37             35
 Total Return ..........................................       (25.74)%        (14.00)%         17.66%       (0.72)%          9.70%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period .............................   $    89.45       $  120.32       $  139.76    $   118.68      $  119.41
 Net Assets (000's) ....................................           --       $     963       $   1,118    $      949      $     836
 Number of units outstanding, end of period (000's) ....           --               8               8             8              7
 Total Return ..........................................       (25.66)%        (13.91)%         17.76%       (0.61)%         19.41%
EQUI-VEST Series 300 and 400 Contracts 1.35%
 Unit value, end of period .............................   $   120.13       $  162.34       $  189.44    $   161.59      $  163.33
 Net Assets (000's) ....................................   $  269,331       $ 423,220       $ 564,531    $  540,034      $  526,903
 Number of units outstanding, end of period (000's) ....        2,242           2,607           2,980         3,342           3,226
 Total Return ..........................................       (26.00)%        (14.31)%         17.23%       (1.07)%          9.32%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .............................   $    66.89       $   90.49       $  105.69    $    90.25             --
 Net Assets (000's) ....................................   $      334       $     362       $     423    $       90             --
 Number of units outstanding, end of period (000's) ....            5               4               4             1             --
 Total Return ..........................................       (26.08)%        (14.38)%         17.11%        (9.75)%           --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .............................   $    66.90       $   90.50       $  105.70    $    90.25             --
 Net Assets (000's) ....................................   $    6,690       $   6,426       $   1,797            --             --
 Number of units outstanding, end of period (000's) ....          100              71              17            --             --
 Total Return ..........................................       (26.08)%        (14.38)%         17.12%        (9.75)%           --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See
       Note 5).

                                     FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                        ------------------------------------------------------------------------
                                                            2001          2000            1999           1998           1997
                                                        -----------    -----------     -----------    -----------    ----------
EQ/Aggressive Stock -- (concluded)
---------------------------------
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period ..........................   $     67.82    $     91.46     $    106.50             --             --
 Net Assets (000's) .................................   $     2,374    $    11,524     $    13,526             --             --
 Number of units outstanding, end of period (000's) .            35            126             127             --             --
 Total Return .......................................        (25.85)%       (14.12)%          6.50%            --             --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period ..........................   $     71.46    $     96.42     $    112.33             --             --
 Net Assets (000's) .................................   $     2,358    $     2,700     $       337             --             --
 Number of units outstanding, end of period (000's) .            33             28               3             --             --
 Total Return .......................................        (25.89)%       (14.16)%         12.33%            --             --

EQ/Alliance Common Stock
------------------------
Old Contracts 0.74%
 Unit value, end of period ..........................   $    385.79    $    433.23     $    506.59    $    407.19    $    316.64
 Net Assets (000's) .................................   $    71,371    $    89,245     $   117,022    $   107,498    $    97,208
 Number of units outstanding, end of period (000's) .           185            206             231            264            307
 Total Return .......................................        (10.95)%       (14.48)%         24.41%         28.60%         28.42%
EQUIPLAN Contracts 0.74%
 Unit value, end of period ..........................   $    417.89    $    469.28     $    548.74    $    441.07    $    342.99
 Net Assets (000's) .................................   $    22,984    $    28,626     $    36,217    $    30,875    $    29,154
 Number of units outstanding, end of period (000's) .            55             61              66             70             85
 Total Return .......................................        (10.95)%       (14.48)%         24.41%         28.60%         28.42%
EQUI-VEST/Momentum Series 100 and 200
Contracts 1.34%, 1.40% or 1.49%
 Unit value, end of period ..........................   $    299.82    $    339.28     $    399.74    $    323.75    $    253.68
 Net Assets (000's) .................................   $ 4,383,668    $ 5,490,908     $ 6,898,713    $ 5,769,873    $ 4,542,140
 Number of EQUI-VEST units outstanding, end of period
  (000's) ...........................................        14,197         15,685          16,705         17,231         17,386
 Number of Momentum units outstanding, end of period
  (000's) ...........................................           424            499             553            591            519
 Total Return .......................................        (11.63)%       (15.12)%         23.47%         27.62%         27.45%
Momentum Plus Contracts 1.35%
 Unit value, end of period ..........................   $    244.28    $    276.76     $    326.32    $    264.22    $    207.00
 Net Assets (000's) .................................   $   137,041    $   219,194     $   336,762    $   299,361    $   246,744
 Number of units outstanding, end of period (000's) .           561            792           1,032          1,133          1,192
 Total Return .......................................        (11.74)%       (15.19)%         23.50%         27.64%         27.47%
Momentum Plus Contracts 1.00%
 Unit value, end of period ..........................   $    192.76    $    217.61     $    255.67    $    206.28    $    161.04
 Net Assets (000's) .................................            --    $     1,958     $     4,091    $     8,251    $     5,958
 Number of units outstanding, end of period (000's) .            --              9              16             40             37
 Total Return .......................................        (11.42)%       (14.89)%         23.94%         28.09%         27.92%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                         Years Ended December 31,
                                                      -------------------------------   ----------------------------------------
                                                            2001            2000             1999           1998        1997
                                                      --------------- ---------------   ------------ -------------- ------------
EQ/Alliance Common Stock -- (concluded)
---------------------------------------
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period ........................   $    178.39      $    201.19      $    236.14     $    190.33   $   148.44
 Net Assets (000's) ...............................            --      $     1,811      $     1,889     $     1,332   $      742
 Number of units outstanding, end of period (000's)            --                9                8               7            5
 Total Return .....................................        (11.33)%         (14.80)%          24.07%          28.22%       48.44%
EQUI-VEST Series 300 and 400 Contracts 1.35%
 Unit value, end of period ........................   $    233.80      $    264.88      $    312.31     $    252.88   $   198.12
 Net Assets (000's) ...............................   $ 1,304,370      $ 1,650,997      $ 2,030,640     $ 1,468,727   $  944,042
 Number of units outstanding, end of period (000's)         5,579            6,233            6,502           5,808        4,765
 Total Return .....................................        (11.73)%         (15.19)%          23.50%          27.64%       27.47%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period ........................   $     94.82      $    107.53      $    126.91     $    102.87           --
 Net Assets (000's) ...............................   $     2,560      $     2,581      $     2,411     $       514           --
 Number of units outstanding, end of period (000's)            27               24               19               5           --
 Total Return .....................................        (11.82)%         (15.27)%          23.37%           2.87%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period ........................   $     94.83      $    107.54      $    126.92     $    102.87           --
 Net Assets (000's) ...............................   $    89,520      $    75,493      $    13,327              --           --
 Number of units outstanding, end of period (000's)           944              702              105              --           --
 Total Return .....................................        (11.82)%         (15.27)%          23.38%           2.87%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period ........................   $     97.85      $    110.60      $    130.14              --           --
 Net Assets (000's) ...............................   $     5,284      $    24,774      $    30,323              --           --
 Number of units outstanding, end of period (000's)            54              224              233              --           --
 Total Return .....................................        (11.53)%         (15.01)%          30.14%             --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period ........................   $     83.37      $     94.30      $    111.02              --           --
 Net Assets (000's) ...............................   $    32,264      $    27,913      $     2,776              --           --
 Number of units outstanding, end of period (000's)           387              296               25              --           --
 Total Return .....................................       (11.59)%          (15.06)%          11.02%             --           --

EQ/Alliance Global
------------------

Momentum Contracts 1.34% or 1.49%
 Unit value, end of period ........................   $      157.88    $    200.17      $    249.43     $    182.50   $   151.87
 Net Assets (000's) ...............................   $      21,156    $    30,226      $    38,911     $    28,470   $   22,325
 Number of units outstanding, end of period (000's)             134            151              156             156          147
 Total Return .....................................          (21.13)%       (19.75)%          36.67%          20.17%       10.05%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                    FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2001          2000         1999          1998         1997
                                                             ------------- ------------- ------------ ------------- ------------
EQ/Alliance Global -- (continued)
---------------------------------
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $ 160.66      $ 203.73      $ 253.89     $ 185.78      $ 154.12
 Net Assets (000's) ........................................   $ 30,525      $ 53,988      $ 89,623     $ 75,798      $ 71,512
 Number of units outstanding, end of period (000's) ........        190           265           353          408           464
 Total Return ..............................................     (21.14)%      (19.76)%       36.66%       20.54%         9.69%
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $ 135.44      $ 171.13      $ 212.51     $ 154.96      $ 128.51
 Net Assets (000's) ........................................         --      $    342      $    638     $  1,705      $  1,542
 Number of units outstanding, end of period (000's) ........         --             2             3           11            12
 Total Return ..............................................     (20.86)%      (19.47)%       37.14%       20.58%        10.43%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period .................................   $ 129.23      $ 163.12      $ 202.36     $ 147.40      $ 122.12
 Net Assets (000's) ........................................         --      $    652      $    809     $    442      $    244
 Number of units outstanding, end of period (000's) ........         --             4             4            3             2
 Total Return ..............................................     (20.78)%      (19.39)%       37.29%       20.70%        22.12%
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................   $ 157.88      $ 200.17      $ 249.43     $ 182.50      $ 151.87
 Net Assets (000's) ........................................   $525,898      $743,031      $875,250     $619,588      $511,650
 Number of units outstanding, end of period (000's) ........      3,331         3,712         3,509        3,395         3,369
 Total Return ..............................................     (21.13)%      (19.75)%       36.67%       20.17%        10.05%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  84.81      $ 107.66      $ 134.30     $  98.37            --
 Net Assets (000's) ........................................   $    254      $    323      $    269           --            --
 Number of units outstanding, end of period (000's) ........          3             3             2           --            --
 Total Return ..............................................     (21.22)%      (19.84)%       36.53%       (1.63)%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  84.81      $ 107.66      $ 134.29     $  98.37            --
 Net Assets (000's) ........................................   $ 19,930      $ 19,486      $  2,686           --            --
 Number of units outstanding, end of period (000's) ........        235           181            20           --            --
 Total Return ..............................................     (21.22)%      (19.83)%       36.52%       (1.63)%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $  88.80      $ 112.39      $ 139.76           --            --
 Net Assets (000's) ........................................   $    444      $  1,686      $  1,817           --            --
 Number of units outstanding, end of period (000's) ........          5            15            13           --            --
 Total Return ..............................................     (20.99)%      (19.58)%       39.76%          --            --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ ------------
EQ/Alliance Global -- (concluded)
---------------------------------
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  75.87      $  96.06      $ 119.52           --           --
 Net Assets (000's) ........................................   $ 12,291      $ 10,471      $  1,076           --           --
 Number of units outstanding, end of period (000's) ........        162           109             9           --           --
 Total Return ..............................................     (21.02)%      (19.63)%       19.52%          --           --

EQ/Alliance Growth and Income
-----------------------------
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period .................................   $ 262.05      $ 269.09      $ 250.31     $ 213.81     $ 179.30
 Net Assets (000's) ........................................   $ 32,494      $ 30,407      $ 27,284     $ 20,526     $ 12,372
 Number of units outstanding, end of period (000's) ........        124           113           109           96           69
 Total Return ..............................................      (2.62)%        7.50%        17.07%       19.25%       25.06%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $ 262.37      $ 269.45      $ 250.67     $ 214.14     $ 179.60
 Net Assets (000's) ........................................   $ 39,093      $ 49,309      $ 54,395     $ 44,755     $ 32,867
 Number of units outstanding, end of period (000's) ........        149           183           217          209          183
 Total Return ..............................................      (2.63)%        7.49%        17.06%       19.23%       25.04%
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $ 229.84      $ 235.21      $ 218.04     $ 185.60     $ 155.11
 Net Assets (000's) ........................................         --      $    470      $    654     $  1,114     $    465
 Number of units outstanding, end of period (000's) ........         --             2             3            6            3
 Total Return ..............................................      (2.28)%        7.87%        17.48%       19.66%       25.48%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period .................................   $ 216.44      $ 221.27      $ 204.92     $ 174.26     $ 145.48
 Net Assets (000's) ........................................         --      $    443      $    410     $    349     $    145
 Number of units outstanding, end of period (000's) ........         --             2             2            2            1
 Total Return ..............................................      (2.18)%        7.98%        17.59%       19.78%       45.48%
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................   $ 262.05      $ 269.09      $ 250.31     $ 213.81     $ 179.30
 Net Assets (000's) ........................................   $992,907      $901,990      $774,709     $529,180     $322,740
 Number of units outstanding, end of period (000's) ........      3,789         3,352         3,095        2,475        1,800
 Total Return ..............................................      (2.62)%        7.50%        17.07%       19.25%       25.06%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 125.48      $ 129.00      $ 120.13     $ 102.73           --
 Net Assets (000's) ........................................   $    753      $    645      $    481     $    103           --
 Number of units outstanding, end of period (000's) ........          6             5             4            1           --
 Total Return ..............................................      (2.73)%        7.38%        16.94%        2.73%          --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                 2001          2000         1999         1998         1997
                                                             ------------ ------------- ------------ ------------ ------------
EQ/Alliance Growth and Income -- (concluded)
--------------------------------------------
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 125.48     $ 129.01     $  120.14     $ 102.73           --
 Net Assets (000's) ........................................   $ 66,002     $ 33,801     $   4,445           --           --
 Number of units outstanding, end of period (000's) ........        526          262            37           --           --
 Total Return ..............................................      (2.74)%       7.38%        16.95%        2.73%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $ 128.51     $ 131.71     $ 122.29            --           --
 Net Assets (000's) ........................................   $    643     $  2,107     $   1,712           --           --
 Number of units outstanding, end of period (000's) ........          5           16            14           --           --
 Total Return ..............................................      (2.43)%       7.70%        22.29%          --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 109.04     $ 111.81     $  103.87           --           --
 Net Assets (000's) ........................................   $ 32,712     $ 16,212     $   1,454           --           --
 Number of units outstanding, end of period (000's) ........        300          145            14           --           --
 Total Return ..............................................      (2.48)%       7.64%         3.87%          --           --

EQ/Alliance Growth Investors
----------------------------
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period .................................   $ 179.41     $ 207.65     $  225.59    $  180.63    $  153.69
 Net Assets (000's) ........................................   $ 25,117     $ 33,639     $  37,222    $  28,720    $  22,592
 Number of units outstanding, end of period (000's) ........        140          162           165          159          147
 Total Return ..............................................     (13.60)%      (7.95)%       24.89%       17.53%       15.21%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $ 181.41     $ 209.98     $  228.14    $  182.69    $  155.46
 Net Assets (000's) ........................................   $ 42,450     $ 70,553     $  97,416    $  92,989    $  85,969
 Number of units outstanding, end of period (000's) ........        234          336           427          509          553
 Total Return ..............................................     (13.61)%      (7.96)%       24.88%       17.52%       15.20%
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $ 160.03     $ 184.57     $  199.83    $  159.46    $  135.20
 Net Assets (000's) ........................................         --     $    738     $   1,199    $   2,392    $   1,893
 Number of units outstanding, end of period (000's) ........         --            4             6           15           14
 Total Return ..............................................     (13.30)%      (7.64)%       25.32%       17.94%       15.60%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period .................................   $ 150.59     $ 173.52     $  187.67    $  149.61    $  126.72
 Net Assets (000's) ........................................         --     $    521     $     375    $     299    $     127
 Number of units outstanding, end of period (000's) ........         --            3             2            2            1
 Total Return ..............................................     (13.21)%      (7.54)%       25.44%       18.06%       26.72%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2001          2000          1999          1998         1997
                                                             ------------- ------------- ------------- ------------- ------------
EQ/Alliance Growth Investors -- (concluded)
-------------------------------------------
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................   $ 179.41      $ 207.65      $ 225.59      $ 180.63      $ 153.69
 Net Assets (000's) ........................................   $711,719      $904,108      $954,471      $715,656      $569,268
 Number of units outstanding, end of period (000's) ........      3,967         4,354         4,231         3,962         3,704
 Total Return ..............................................     (13.60)%       (7.95)%       24.89%        17.53%        15.21%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 100.91      $ 116.92      $ 127.16      $ 101.93            --
 Net Assets (000's) ........................................   $    303      $    351      $    254      $    102            --
 Number of units outstanding, end of period (000's) ........          3             3             2             1            --
 Total Return ..............................................     (13.69)%       (8.05)%       24.75%         1.93%           --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 100.93      $ 116.93      $ 127.17      $ 101.93            --
 Net Assets (000's) ........................................   $ 28,260      $ 25,958      $  2,671            --            --
 Number of units outstanding, end of period (000's) ........        280           222            21            --            --
 Total Return ..............................................     (13.69)%       (8.05)%       24.76%         1.93%           --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $ 103.75      $ 119.83      $ 129.93            --            --
 Net Assets (000's) ........................................   $    208      $  2,636      $  2,339            --            --
 Number of units outstanding, end of period (000's) ........          2            22            18            --            --
 Total Return ..............................................     (13.42)%       (7.77)%       29.93%           --            --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  89.58      $ 103.52      $ 112.30            --            --
 Net Assets (000's) ........................................   $ 11,914      $ 10,456      $  1,123            --            --
 Number of units outstanding, end of period (000's) ........        133           101            10            --            --
 Total Return ..............................................     (13.47)%       (7.82)%       12.30%           --            --

EQ/Alliance High Yield
----------------------
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period .................................   $ 128.74      $ 129.28      $ 143.43      $ 150.42      $ 160.74
 Net Assets (000's) ........................................   $  3,991      $  4,137      $  4,877      $  5,566      $  4,661
 Number of units outstanding, end of period (000's) ........         31            32            34            37            29
 Total Return ..............................................      (0.42)%       (9.87)%       (4.65)%       (6.42)%       16.88%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $ 137.35      $ 137.94      $ 153.05      $ 160.53      $ 171.56
 Net Assets (000's) ........................................   $  7,142      $  9,104      $ 12,550      $ 16,053      $ 18,872
 Number of units outstanding, end of period (000's) ........         52            66            82           100           110
 Total Return ..............................................     ( 0.43)%       (9.87)%       (4.66)%       (6.43)%       16.87%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                 2001          2000          1999          1998         1997
                                                             ------------ ------------- ------------- ------------- ------------
EQ/Alliance High Yield -- (concluded)
-------------------------------------
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $ 121.40     $ 121.48      $ 134.31      $ 140.38      $ 149.49
 Net Assets (000's) ........................................         --           --            --      $    702      $    747
 Number of units outstanding, end of period (000's) ........         --           --            --             5             5
 Total Return ..............................................      (0.07)%      (9.55)%       (4.32)%       (6.09)%       17.28%
Momentum Plus Contract .90%
 Unit value, end of period .................................   $ 111.46           --            --            --            --
 Net Assets (000's) ........................................         --           --            --            --            --
 Number of units outstanding, end of period (000's) ........         --           --            --            --            --
 Total Return ..............................................       0.03%          --            --            --            --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................   $ 128.74     $ 129.28      $ 143.43      $ 150.42      $ 160.74
 Net Assets (000's) ........................................   $ 99,130     $103,424      $143,143      $175,089      $133,575
 Number of units outstanding, end of period (000's) ........        770          800           998         1,164           831
 Total Return ..............................................      (0.42)%      (9.87)%       (4.65)%       (6.42)%       16.88%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  76.09     $  76.49      $  84.96      $  89.20            --
 Net Assets (000's) ........................................   $     76     $     76      $     85            --            --
 Number of units outstanding, end of period (000's) ........          1            1             1            --            --
 Total Return ..............................................      (0.52)%      (9.97)%       (4.75)%      (10.80)%          --
EQUI-VEST Series 600 & 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  76.09     $  76.49      $  84.97      $  89.20            --
 Net Assets (000's) ........................................   $  3,728     $  2,198      $    425            --            --
 Number of units outstanding, end of period (000's) ........         49           28             5            --            --
 Total Return ..............................................      (0.52)%      (9.98)%       (4.74)%      (10.80)%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $  77.17     $  77.34      $  85.66            --            --
 Net Assets (000's) ........................................   $     77     $    387      $    428            --            --
 Number of units outstanding, end of period (000's) ........          1            5             5            --            --
 Total Return ..............................................      (0.22)%      (9.71)%      (14.34)%          --            --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  89.40     $  89.64      $  99.34            --            --
 Net Assets (000's) ........................................   $  4,559     $  2,062      $    397            --            --
 Number of units outstanding, end of period (000's) ........         51           23             4            --            --
 Total Return ..............................................      (0.27)%      (9.76)%       (0.66)%          --            --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).



                                     FSA-53

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2001          2000          1999          1998         1997
                                                             ------------- ------------- ------------- ------------- ------------
EQ/Alliance Intermediate Government Securities
----------------------------------------------
EQUIPLAN Contracts 0.74%
 Unit value, end of period .................................    $ 68.67      $  63.74      $  58.63      $  58.81      $  54.83
 Net Assets (000's) ........................................    $ 2,729      $  2,550      $  2,521      $  2,646      $  2,742
 Number of units outstanding, end of period (000's) ........         40            40            43            45            50
 Total Return ..............................................       7.73%         8.72%        (0.31)%        7.26%         6.80%
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period .................................    $143.62      $ 134.60      $ 124.96      $ 126.48      $ 118.98
 Net Assets (000's) ........................................    $ 2,872      $  1,615      $  1,749      $  1,391      $  1,190
 Number of units outstanding, end of period (000's) ........         20            12            14            11            10
 Total Return ..............................................       6.70%         7.71%        (1.20)%        6.30%         5.85%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................    $138.49      $ 129.80      $ 120.52      $ 122.00      $ 114.78
 Net Assets (000's) ........................................    $ 4,570      $  4,413      $  7,593      $  9,272      $  8,838
 Number of units outstanding, end of period (000's) ........         33            34            63            76            77
 Total Return ..............................................       6.69%         7.70%        (1.21)%        6.29%         5.84%
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................    $137.45      $ 128.38      $ 118.78      $ 119.81      $ 112.32
 Net Assets (000's) ........................................         --            --            --      $    479      $    225
 Number of units outstanding, end of period (000's) ........         --            --            --             4             2
 Total Return ..............................................       7.06%         8.08%        (0.86)%        6.67%         6.21%
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................    $143.62      $ 134.60      $ 124.96      $ 126.48      $ 118.98
 Net Assets (000's) ........................................    $84,305      $ 41,591      $ 44,986      $ 39,715      $ 24,034
 Number of units outstanding, end of period (000's) ........        587           309           360           314           202
 Total Return ..............................................       6.70%         7.71%        (1.20)%        6.30%         5.85%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................    $116.92      $ 109.70      $ 101.96      $ 103.32            --
 Net Assets (000's) ........................................         --            --            --            --            --
 Number of units outstanding, end of period (000's) ........         --            --            --            --            --
 Total Return ..............................................       6.58%         7.59%        (1.32)%        3.32%           --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................    $116.93      $ 109.71      $ 101.97      $ 103.32            --
 Net Assets (000's) ........................................    $13,096      $  1,755      $    102            --            --
 Number of units outstanding, end of period (000's) ........        112            16             1            --            --
 Total Return ..............................................       6.58%         7.59%        (1.31)%        3.32%           --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-54

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ ------------
EQ/Alliance Intermediate Government Securities -- (concluded)
-------------------------------------------------------------
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $118.06       $ 110.43      $ 102.33           --           --
 Net Assets (000's) ........................................         --      $    331      $    307           --           --
 Number of units outstanding, end of period (000's) ........         --             3             3           --           --
 Total Return ..............................................       6.91%         7.92%         2.33%          --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 115.71      $ 108.29      $ 100.40           --           --
 Net Assets (000's) ........................................   $  7,868      $  1,083      $    301           --           --
 Number of units outstanding, end of period (000's) ........         68            10             3           --           --
 Total Return ..............................................       6.85%         7.86%         0.40%          --           --

EQ/Alliance International
-------------------------
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period .................................   $  92.48      $ 121.54      $ 160.04     $ 117.72     $ 107.92
 Net Assets (000's) ........................................   $  3,792      $  4,740      $  5,921     $  4,356     $  3,453
 Number of units outstanding, end of period (000's) ........         41            39            37           37           32
 Total Return ..............................................     (23.91)%      (24.06)%       35.95%        9.08%       (4.34)%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $  92.42      $ 121.48      $ 159.96     $ 117.68     $ 107.89
 Net Assets (000's) ........................................   $  5,360      $  8,382      $ 13,437     $ 10,238     $  9,171
 Number of units outstanding, end of period (000's) ........         58            69            84           87           85
 Total Return ..............................................     (23.92)%      (24.06)%       35.93%        9.07%       (4.36)%
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $  94.20      $ 123.37      $ 161.88     $ 118.67     $ 108.42
 Net Assets (000's) ........................................         --      $    123      $    486     $    475     $    325
 Number of units outstanding, end of period (000's) ........         --             1             3            4            3
 Total Return ..............................................     (23.64)%      (23.79)%       36.41%        9.45%       (4.02)%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period .................................   $  91.34      $ 119.50      $ 156.65     $ 114.73     $ 104.70
 Net Assets (000's) ........................................         --      $    239      $    157     $    115     $ 82,504
 Number of units outstanding, end of period (000's) ........         --             2             1            1          788
 Total Return ..............................................     (23.56)%      (23.72)%       36.54%        9.58%        4.70%
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................   $  92.48      $ 121.54      $ 160.04     $ 117.72     $ 107.92
 Net Assets (000's) ........................................   $ 87,394      $124,943      $148,197     $114,306     $104,467
 Number of units outstanding, end of period (000's) ........        945         1,028           926          971          968
 Total Return ..............................................     (23.91)%      (24.06)%       35.95%        9.08%       (4.35)%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-55

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                  2001          2000         1999         1998        1997
                                                             ------------- ------------- ------------ ----------- ------------
EQ/Alliance International -- (concluded)
----------------------------------------
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  72.82      $  95.81     $  126.29     $ 93.00           --
 Net Assets (000's) ........................................   $     73      $     96     $     126          --           --
 Number of units outstanding, end of period (000's) ........          1             1             1          --           --
 Total Return ..............................................     (24.00)%      (24.13)%       35.80%      (7.00)%         --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  72.66      $  95.90     $  126.30     $  93.00          --
 Net Assets (000's) ........................................   $  3,270      $  3,452     $     379          --           --
 Number of units outstanding, end of period (000's) ........         45            36             3          --           --
 Total Return ..............................................     (24.23)%      (24.07)%       35.81%      (7.00)%         --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $  76.02      $ 100.03     $  131.34          --           --
 Net Assets (000's) ........................................   $     76      $    400     $     525          --           --
 Number of units outstanding, end of period (000's) ........          1             4             4          --           --
 Total Return ..............................................     (24.00)%      (23.84)%       31.34%         --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  73.27      $  96.46     $  126.71           --          --
 Net Assets (000's) ........................................   $  3,517      $  3,183     $     127          --           --
 Number of units outstanding, end of period (000's) ........         48            33             1          --           --
 Total Return ..............................................     (24.04)%      (23.87)%       26.71%         --           --

EQ/Alliance Money Market
------------------------
Old Contracts 0.74%
 Unit value, end of period .................................   $  41.81      $  40.50     $   38.35    $  36.76     $  35.12
 Net Assets (000's) ........................................   $  3,761      $  3,929     $   4,449    $  4,301     $  4,179
 Number of units outstanding, end of period (000's) ........         90            97           116         117          119
 Total Return ..............................................       3.23%         5.61%         4.33%       4.67%        4.77%
EQUI-VEST/Momentum Series 100 and 200
Contracts 1.34%, 1.40% or 1.49%
 Unit value, end of period .................................   $  33.96      $  33.15     $   31.63    $  30.55     $  29.41
 Net Assets (000's) ........................................   $ 76,376      $ 61,095     $  62,786    $ 49,735     $ 37,674
 Number of EQUI-VEST units outstanding, end of period
  (000's) ..................................................      1,796         1,458         1,516       1,261          973
 Number of Momentum units outstanding, end of period
  (000's) ..................................................        453           385           469         367          308
 Total Return ..............................................       2.44%         4.81%         3.54%       3.88%        4.00%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $ 134.30      $ 131.10     $  125.06     $120.76     $ 116.21
 Net Assets (000's) ........................................   $ 29,546      $ 30,284     $  41,395     $38,885     $ 37,768
 Number of units outstanding, end of period (000's) ........        220           231           331         322          325
 Total Return ..............................................       2.44%         4.83%         3.56%       3.92%        3.99%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-56

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ ------------
EQ/Alliance Money Market -- (concluded)
---------------------------------------
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $ 129.24     $ 125.71    $  119.50    $  114.98    $  110.26
 Net Assets (000's) ........................................         --     $    251    $     239    $   1,150    $   1,433
 Number of units outstanding, end of period (000's) ........         --            2            2           10           13
 Total Return ..............................................       2.81%        5.20%        3.93%        4.28%        4.36%
EQUI-VEST Series 300 and 400 Contracts 1.35%
 Unit value, end of period .................................   $ 133.66     $ 130.47    $  124.47    $  120.19    $  115.66
 Net Assets (000's) ........................................   $ 52,796     $ 38,750    $  44,809    $  31,490    $  16,886
 Number of units outstanding, end of period (000's) ........        395          297          360          262          146
 Total Return ..............................................       2.45%        4.82%        3.56%        3.92%        4.00%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 112.74     $ 110.16    $  105.20     $ 101.68           --
 Net Assets (000's) ........................................         --           --           --           --           --
 Number of units outstanding, end of period (000's) ........         --           --           --           --           --
 Total Return ..............................................       2.34%        4.71%        3.46%        1.68%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 112.74     $ 110.19    $  105.21     $ 101.68           --
 Net Assets (000's) ........................................   $ 14,093     $  6,281    $   1,789           --           --
 Number of units outstanding, end of period (000's) ........        125           57           17           --           --
 Total Return ..............................................       2.31%        4.73%        3.47%        1.68%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $ 114.06     $ 111.13    $  105.79           --           --
 Net Assets (000's) ........................................   $    114     $    333    $     106           --           --
 Number of units outstanding, end of period (000's) ........          1            3            1           --           --
 Total Return ..............................................       2.64%        5.05%        5.79%          --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 109.30     $ 106.56    $  101.49           --           --
 Net Assets (000's) ........................................   $ 29,511     $ 14,812    $   4,364           --           --
 Number of units outstanding, end of period (000's) ........        270          139           43           --           --
 Total Return ..............................................       2.57%        5.00%        1.49%          --           --

EQ/Alliance Premier Growth
--------------------------
Momentum Contracts 1.34% or 1.49% (d)
 Unit value, end of period .................................   $  70.28     $  93.70    $  116.36           --           --
 Net Assets (000's) ........................................   $  3,092     $  3,842    $   1,513           --           --
 Number of units outstanding, end of period (000's) ........         44           41           13           --           --
 Total Return ..............................................     (24.99)%     (19.47)%      16.36%          --           --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-57

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               -------------------------------------------------------------
                                                                    2001            2000           1999        1998     1997
                                                               -------------   -------------   ------------   ------   -----
EQ/Alliance Premier Growth -- (continued)
-----------------------------------------
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $  70.27        $  93.68        $ 116.36     --       --
 Net Assets (000's) ........................................     $  1,757        $  2,155        $    698     --       --
 Number of units outstanding, end of period (000's) ........           25              23               6     --       --
 Total Return ..............................................       (24.99)%        (19.49)%         16.36%    --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $  70.86        $  94.14        $ 116.51     --       --
 Net Assets (000's) ........................................           --              --              --     --       --
 Number of units outstanding, end of period (000's) ........           --              --              --     --       --
 Total Return ..............................................       (24.73)%        (19.20)%         16.51%    --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $  71.03        $  94.27        $ 116.55     --       --
 Net Assets (000's) ........................................     $     71        $     94              --     --       --
 Number of units outstanding, end of period (000's) ........            1               1              --     --       --
 Total Return ..............................................       (24.65)%        (19.12)%         16.55%    --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (d)
 Unit value, end of period .................................     $  70.28        $  93.70        $ 116.36     --       --
 Net Assets (000's) ........................................     $195,941        $243,245        $103,211     --       --
 Number of units outstanding, end of period (000's) ........        2,788           2,596             887     --       --
 Total Return ..............................................       (24.99)%        (19.47)%         16.36%    --       --
EQUI-VEST Series 500 Contracts 1.45% (d)
 Unit value, end of period .................................     $  70.10        $  93.56        $ 116.32     --       --
 Net Assets (000's) ........................................     $    140        $     94              --     --       --
 Number of units outstanding, end of period (000's) ........            2               1              --     --       --
 Total Return ..............................................       (25.07)%        (19.57)%         16.32%    --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (d)
 Unit value, end of period .................................     $  70.52        $  93.88        $ 116.42     --       --
 Net Assets (000's) ........................................     $ 30,888        $ 32,858        $  4,191     --       --
 Number of units outstanding, end of period (000's) ........          438             350              36     --       --
 Total Return ..............................................       (24.88)%        (19.36)%         16.42%    --       --
EQUI-VEST Vantage Contracts 0.90% (d)
 Unit value, end of period .................................     $  70.28        $  94.27        $ 116.55     --       --
 Net Assets (000's) ........................................           --        $    566        $    117     --       --
 Number of units outstanding, end of period (000's) ........           --               6               1     --       --
 Total Return ..............................................       (25.45)%        (19.12)%         16.55%    --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2001          2000          1999         1998         1997
                                                             ------------- ------------- ------------- ------------ ------------
EQ/Alliance Premier Growth -- (concluded)
-----------------------------------------
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  70.94      $  94.20      $ 116.53            --           --
 Net Assets (000's) ........................................   $ 21,637      $ 22,796      $  2,447            --           --
 Number of units outstanding, end of period (000's) ........        305           242            21            --           --
 Total Return ..............................................     (24.69)%      (19.16)%       16.53%           --           --

EQ/Alliance Quality Bond
------------------------
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period .................................   $ 147.79      $ 138.33      $ 125.76     $  130.07    $  121.30
 Net Assets (000's) ........................................   $  3,104      $  2,075      $  1,886     $   1,951    $   1,213
 Number of units outstanding, end of period (000's) ........         21            15            15            15           10
 Total Return ..............................................       6.84%        10.00%        (3.31)%        7.23%        7.68%
Momentum Plus Contracts 1.35%
 Unit value, end of period .................................   $ 155.87      $ 145.91      $ 132.67     $  137.23    $  127.99
 Net Assets (000's) ........................................   $  6,235      $  5,399      $  5,439     $   6,450    $   4,736
 Number of units outstanding, end of period (000's) ........         40            37            41            47           37
 Total Return ..............................................       6.83%         9.98%        (3.32)%        7.22%        7.67%
Momentum Plus Contracts 1.00%
 Unit value, end of period .................................   $ 145.26      $ 135.51      $ 122.77     $  126.54    $  117.60
 Net Assets (000's) ........................................         --            --            --     $     127    $     118
 Number of units outstanding, end of period (000's) ........         --            --            --             1            1
 Total Return ..............................................       7.20%        10.38%        (2.98)%        7.60%        8.05%
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period .................................   $ 147.79      $ 138.33      $ 125.76     $  130.07    $  121.30
 Net Assets (000's) ........................................   $132,863      $ 78,295      $ 78,223     $  72,449    $  34,328
 Number of units outstanding, end of period (000's) ........        899           566           622           557          283
 Total Return ..............................................       6.84%        10.00%        (3.31)%        7.23%        7.68%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 117.34      $ 109.96      $ 100.08     $ 103.62            --
 Net Assets (000's) ........................................         --            --            --            --           --
 Number of units outstanding, end of period (000's) ........         --            --            --            --           --
 Total Return ..............................................       6.72%         9.87%      (  3.42)%        3.62%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 117.42      $ 110.03      $ 100.07     $ 103.62            --
 Net Assets (000's) ........................................   $ 13,151      $  2,971      $    400            --           --
 Number of units outstanding, end of period (000's) ........        112            27             4            --           --
 Total Return ..............................................       6.72%         9.95%      (  3.43)%        3.62%          --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001         2000         1999          1998         1997
                                                             ------------- ------------ ------------ ------------- ------------
EQ/Alliance Quality Bond -- (concluded)
---------------------------------------
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $ 118.44      $ 110.65     $ 100.33           --            --
 Net Assets (000's) ........................................   $    118      $    221     $    201           --            --
 Number of units outstanding, end of period (000's) ........          1             2            2           --            --
 Total Return ..............................................       7.04%        10.29%        0.33%          --            --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 117.07      $ 109.43     $  99.28           --            --
 Net Assets (000's) ........................................   $ 13,229      $  2,845     $    397           --            --
 Number of units outstanding, end of period (000's) ........        113            26            4           --            --
 Total Return ..............................................       6.98%        10.22%       (0.72)%         --            --

EQ/Alliance Small Cap Growth
----------------------------
Momentum Contracts 1.34% or 1.49% (a)
 Unit value, end of period .................................   $ 144.40      $ 168.29     $ 149.64     $ 118.57     $  125.55
 Net Assets (000's) ........................................   $  8,086      $  8,415     $  5,387     $  3,201     $     753
 Number of units outstanding, end of period (000's) ........         56            50           36           27             6
 Total Return ..............................................     (14.20)%       12.46%       26.20%     (  5.56)%        25.55%
Momentum Plus Contracts 1.35% (a)
 Unit value, end of period .................................   $ 144.34      $ 168.23     $ 149.59     $ 118.55     $  125.54
 Net Assets (000's) ........................................   $  7,217      $  8,075     $  5,086     $  4,861     $   1,004
 Number of units outstanding, end of period (000's) ........         50            48           34           41             8
 Total Return ..............................................     (14.20)%       12.46%       26.18%     (  5.57)%        25.54%
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $ 146.75      $ 170.42     $ 151.02     $ 119.25            --
 Net Assets (000's) ........................................         --            --           --           --            --
 Number of units outstanding, end of period (000's) ........         --            --           --           --            --
 Total Return ..............................................     (13.89)%       12.85%       26.64%       19.25%           --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $ 147.44      $ 171.05     $ 151.42     $ 119.45            --
 Net Assets (000's) ........................................         --      $    171     $    151     $    119            --
 Number of units outstanding, end of period (000's) ........         --             1            1            1            --
 Total Return ..............................................     (13.80)%       12.96%       26.76%       19.45%           --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (a)
 Unit value, end of period .................................   $ 144.40      $ 168.29     $ 149.64     $ 118.57     $  125.55
 Net Assets (000's) ........................................   $287,067      $318,910     $146,049     $130,546     $  61,268
 Number of units outstanding, end of period (000's) ........      1,988         1,895          976        1,101           488
 Total Return ..............................................     (14.20)%       12.46%       26.20%       (5.56)%        25.55%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-60

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                              Years Ended December 31,
                                                             -----------------------------------------------------------
                                                                 2001          2000         1999          1998      1997
                                                             ------------ ------------- ------------ ------------- -----
EQ/Alliance Small Cap Growth -- (concluded)
-------------------------------------------
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 105.52     $ 123.11     $  109.59     $  86.93    --
 Net Assets (000's) ........................................         --     $    246     $     110     $     87    --
 Number of units outstanding, end of period (000's) ........         --            2             1            1    --
 Total Return ..............................................     (14.29)%      12.34%        26.07%      (13.07)%  --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 105.51     $ 123.09     $  109.62      $ 86.94    --
 Net Assets (000's) ........................................   $ 17,515     $ 12,063     $     219           --    --
 Number of units outstanding, end of period (000's) ........        166           98             2           --    --
 Total Return ..............................................     (14.29)%      12.29%        26.09%      (13.06)%  --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $ 106.88     $ 124.31     $  110.37           --    --
 Net Assets (000's) ........................................   $    214     $  1,492     $     552           --    --
 Number of units outstanding, end of period (000's) ........          2           12             5           --    --
 Total Return ..............................................     (14.02)%      12.63%        10.37%          --    --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 126.52     $ 147.23     $  130.79           --    --
 Net Assets (000's) ........................................   $ 16,321     $  9,275     $     131           --    --
 Number of units outstanding, end of period (000's) ........        129           63             1           --    --
 Total Return ..............................................     (14.07)%      12.57%        30.79%          --    --

EQ/Alliance Technology
----------------------
Momentum Contracts 1.34% or 1.49% (h)
 Unit value, end of period .................................   $  49.27     $  66.10            --           --    --
 Net Assets (000's) ........................................   $  1,577     $  1,124            --           --    --
 Number of units outstanding, end of period (000's) ........         32           17            --           --    --
 Total Return ..............................................     (25.46)%     (33.90)%          --           --    --
Momentum Plus Contracts 1.35% (h)
 Unit value, end of period .................................   $  49.26     $  66.10            --           --    --
 Net Assets (000's) ........................................   $    690     $    661            --           --    --
 Number of units outstanding, end of period (000's) ........         14           10            --           --    --
 Total Return ..............................................     (25.48)%     (33.90)%          --           --    --
Momentum Plus Contracts 1.00% (h)
 Unit value, end of period .................................   $  49.57     $  66.26            --           --    --
 Net Assets (000's) ........................................         --           --            --           --    --
 Number of units outstanding, end of period (000's) ........         --           --            --           --    --
 Total Return ..............................................     (25.19)%     (33.74)%          --           --    --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-61

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
   annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.

                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/Alliance Technology -- (concluded)
-------------------------------------
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (h)
 Unit value, end of period .................................     $  49.27        $  66.10      --       --       --
 Net Assets (000's) ........................................     $ 86,567        $ 86,789      --       --       --
 Number of units outstanding, end of period (000's) ........        1,757           1,313      --       --       --
 Total Return ..............................................       (25.46)%        (33.90)%    --       --       --
EQUI-VEST Series 500 Contracts 1.45% (h)
 Unit value, end of period .................................     $  49.18        $  66.05      --       --       --
 Net Assets (000's) ........................................     $     49        $     66      --       --       --
 Number of units outstanding, end of period (000's) ........            1               1      --       --       --
 Total Return ..............................................       (25.54)%        (33.95)%    --       --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (h)
 Unit value, end of period .................................     $  49.39        $  66.17      --       --       --
 Net Assets (000's) ........................................     $  9,680        $  8,470      --       --       --
 Number of units outstanding, end of period (000's) ........          196             128      --       --       --
 Total Return ..............................................       (25.36)%        (33.83)%    --       --       --
EQUI-VEST Vantage Contracts 0.90% (h)
 Unit value, end of period .................................     $  49.65        $  66.31      --       --       --
 Net Assets (000's) ........................................     $     99        $    332      --       --       --
 Number of units outstanding, end of period (000's) ........            2               5      --       --       --
 Total Return ..............................................       (25.12)%        (33.69)%    --       --       --
EQUI-VEST Express Series 700 Contracts 0.95% (h)
 Unit value, end of period .................................     $  49.61        $  66.29      --       --       --
 Net Assets (000's) ........................................     $  8,334        $  6,099      --       --       --
 Number of units outstanding, end of period (000's) ........          168              92      --       --       --
 Total Return ..............................................       (25.16)%        (33.71)%    --       --       --

EQ/AXP New Dimensions
---------------------
Momentum Contracts 1.34% or 1.49%(i)
 Unit value, end of period .................................     $  69.07        $  82.87      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (16.65)%        (17.13)%    --       --       --
Momentum Plus Contracts 1.35% (i)
 Unit value, end of period .................................     $  69.06        $  82.87      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (16.66)%        (17.13)%    --       --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-62

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/AXP New Dimensions -- (concluded)
Momentum Plus Contracts 1.00% (i)
---------------------------------
 Unit value, end of period .................................     $  69.39        $  82.96      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (16.36)%        (17.04)%    --       --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (i)
 Unit value, end of period .................................     $  69.07        $  82.87      --       --       --
 Net Assets (000's) ........................................     $  7,252        $  3,398      --       --       --
 Number of units outstanding, end of period (000's) ........          105              41      --       --       --
 Total Return ..............................................       (16.65)%        (17.13)%    --       --       --
EQUI-VEST Series 500 Contracts 1.45% (i)
 Unit value, end of period .................................     $  68.97        $  82.84      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (16.74)%        (17.16)%    --       --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (i)
 Unit value, end of period .................................     $  69.20        $  82.91      --       --       --
 Net Assets (000's) ........................................     $    969        $    166      --       --       --
 Number of units outstanding, end of period (000's) ........           14               2      --       --       --
 Total Return ..............................................       (16.54)%        (17.09)%    --       --       --
EQUI-VEST Vantage Contracts 0.90% (i)
 Unit value, end of period .................................     $  69.48        $  82.99      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (16.28)%        (17.01)%    --       --       --
EQUI-VEST Express Series 700 Contracts 0.95% (i)
 Unit value, end of period .................................     $  69.43        $  82.97      --       --       --
 Net Assets (000's) ........................................     $    972        $    166      --       --       --
 Number of units outstanding, end of period (000's) ........           14               2      --       --       --
 Total Return ..............................................       (16.32)%        (17.03)%    --       --       --
EQ/AXP Strategy Aggressive
--------------------------
Momentum Contracts 1.34% or 1.49% (i)
 Unit value, end of period .................................     $  40.77        $  62.12      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (34.37)%        (37.88)%    --       --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-63

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/AXP Strategy Aggressive -- (concluded)
Momentum Plus Contracts 1.35% (i)
---------------------------------
 Unit value, end of period .................................     $  40.77        $  62.12      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (34.37)%        (37.88)%    --       --       --
Momentum Plus Contracts 1.00% (i)
 Unit value, end of period .................................     $  40.96        $  62.19      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (34.13)%        (37.81)%    --       --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (i)
 Unit value, end of period .................................     $  40.77        $  62.12      --       --       --
 Net Assets (000's) ........................................     $  4,607        $  3,354      --       --       --
 Number of units outstanding, end of period (000's) ........          113              54      --       --       --
 Total Return ..............................................       (34.37)%        (37.88)%    --       --       --
EQUI-VEST Series 500 Contracts 1.45% (i)
 Unit value, end of period .................................     $  40.71        $  62.10      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (34.44)%        (37.90)%    --       --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (i)
 Unit value, end of period .................................     $  40.85        $  62.15      --       --       --
 Net Assets (000's) ........................................     $    980        $    124      --       --       --
 Number of units outstanding, end of period (000's) ........           24               2      --       --       --
 Total Return ..............................................       (34.27)%        (37.85)%    --       --       --
EQUI-VEST Vantage Contracts 0.90% (i)
 Unit value, end of period .................................     $  41.02        $  62.21      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (34.06)%        (37.79)%    --       --       --
EQUI-VEST Express Series 700 Contracts 0.95% (i)
 Unit value, end of period .................................     $  40.99        $  62.20      --       --       --
 Net Assets (000's) ........................................     $  1,148        $    311      --       --       --
 Number of units outstanding, end of period (000's) ........           28               5      --       --       --
 Total Return ..............................................       (34.10)%        (37.80)%    --       --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-64

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                       Years Ended December 31,
                                                             -----------------------------------------------------------------------
                                                                 2001            2000          1999           1998          1997
                                                             --------------- ----------------------------- -------------- ----------
EQ/Balanced (l)
EQUI-VEST/Momentum Series 100 and 200
-------------------------------------
Contracts 1.34%,1.40% or 1.49%
 Unit value, end of period ..............................    $   49.61      $    51.10     $    52.39     $    45.07     $    38.66
 Net Assets (000's) .....................................    $1,016,122     $1,080,050    $ 1,220,635     $1,142,389     $1,047,222
 Number of EQUI-VEST units outstanding, end of period
  (000's) ...............................................       19,822          20,413         22,434         24,361         26,036
 Number of Momentum units outstanding, end of period
  (000's) ...............................................          660             723            865            986          1,052
 Total Return ...........................................        (2.92)%         (2.46)%        16.24%         16.58%         13.51%
Momentum Plus Contracts 1.35%
 Unit value, end of period ..............................    $  173.76       $  179.45     $   184.34     $   158.63     $   136.14
 Net Assets (000's) .....................................    $  38,575       $  43,786     $   59,173     $   59,486     $   59,765
 Number of units outstanding, end of period (000's) .....          222             244            321            375            439
 Total Return ...........................................        (3.17)%         (2.65)%        16.21%         16.52%         13.44%
Momentum Plus Contracts 1.00%
 Unit value, end of period ..............................    $  168.25       $  173.14     $   177.22     $   151.97     $   129.97
 Net Assets (000's) .....................................           --              --     $      177     $    1,672     $    1,300
 Number of units outstanding, end of period (000's) .....           --              --              1             11             10
 Total Return ...........................................        (2.82)%         (2.30)%        16.62%         16.93%         13.85%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period ..............................    $  159.46       $  163.93     $   167.63     $   143.60     $   122.68
 Net Assets (000's) .....................................           --       $     328     $      168     $      144     $      123
 Number of units outstanding, end of period (000's) .....           --               2              1              1              1
 Total Return ...........................................        (2.73)%         (2.21)%        16.73%         17.05%         22.68%
EQUI-VEST Series 300 and 400 Contracts 1.35%
 Unit value, end of period ..............................    $  172.66       $  178.32     $   183.18     $   157.63     $   135.29
 Net Assets (000's) .....................................    $ 230,328       $ 150,859     $  156,436     $  118,538     $   88,615
 Number of units outstanding, end of period (000's) .....        1,334             846            854            752            655
 Total Return ...........................................        (3.17)%         (2.65)%        16.21%         16.51%         13.44%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period ..............................    $  111.81       $  115.59     $   118.86     $   102.39             --
 Net Assets (000's) .....................................    $     447       $     231     $      238             --             --
 Number of units outstanding, end of period (000's) .....            4               2              2             --             --
 Total Return ...........................................        (3.27)%         (2.75)%        16.09%          2.39%            --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period ..............................    $  111.79       $  115.59     $   118.86     $   102.39             --
 Net Assets (000's) .....................................    $  32,084       $  11,675     $    1,307             --             --
 Number of units outstanding, end of period (000's) .....          287             101             11             --             --
 Total Return ...........................................        (3.27)%         (2.75)%        16.09%          2.39%            --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-65

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001           2000           1999        1998     1997
                                                               -------------   ------------   ------------   ------   -----
EQ/Balanced (l) -- (concluded)
EQUI-VEST Vantage Contracts 0.90% (c)
-------------------------------------
 Unit value, end of period .................................      $ 114.50        $ 118.02      $  121.00     --       --
 Net Assets (000's) ........................................      $  2,519        $  7,789      $   7,865     --       --
 Number of units outstanding, end of period (000's) ........            22              66             65     --       --
 Total Return ..............................................         (2.98)%         (9.46)%        21.00%    --       --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................      $ 102.76        $ 105.98      $  108.71     --       --
 Net Assets (000's) ........................................      $ 13,975        $  3,603      $     217     --       --
 Number of units outstanding, end of period (000's) ........           136              34              2     --       --
 Total Return ..............................................         (3.04)%         (2.51)%         8.71%    --       --
EQ/Bernstein Diversified Value (m)
----------------------------------
Momentum Contracts 1.35% or 1.49% (d)
 Unit value, end of period .................................      $  94.39           95.93             --     --       --
 Net Assets (000's) ........................................      $  1,793              --             --     --       --
 Number of units outstanding, end of period (000's) ........            19              --             --     --       --
 Total Return ..............................................         (2.36)%         (4.07)%           --     --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................      $  94.36           95.93             --     --       --
 Net Assets (000's) ........................................            --              --             --     --       --
 Number of units outstanding, end of period (000's) ........            --              --             --     --       --
 Total Return ..............................................         (2.37)%         (4.07)%           --     --       --
Momentum Plus Contracts 1.00% (i)
 Unit value, end of period .................................      $  95.16              --             --     --       --
 Net Assets (000's) ........................................            --              --             --     --       --
 Number of units outstanding, end of period (000's) ........            --              --             --     --       --
 Total Return ..............................................         (2.16)%            --             --     --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (i)
 Unit value, end of period .................................      $  94.39              --             --     --       --
 Net Assets (000's) ........................................      $145,738              --             --     --       --
 Number of units outstanding, end of period (000's) ........         1,544              --             --     --       --
 Total Return ..............................................         (2.36)%            --             --     --       --
EQUI-VEST Series 500 Contracts 1.45% (i)
 Unit value, end of period .................................      $ 100.70              --             --     --       --
 Net Assets (000's) ........................................      $    101              --             --     --       --
 Number of units outstanding, end of period (000's) ........             1              --             --     --       --
 Total Return ..............................................         (2.43)%            --             --     --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-66

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                Years Ended December 31,
                                                               -----------------------------------------------------------
                                                                   2001           2000           1999        1998     1997
                                                               ------------   ------------   ------------   ------   -----
EQ/Bernstein Diversified Value (m) -- (concluded)
EQUI-VEST Series 600 and 800 Contracts 1.20% (i)
------------------------------------------------
 Unit value, end of period .................................     $  94.71             --             --     --       --
 Net Assets (000's) ........................................     $  6,723             --             --     --       --
 Number of units outstanding, end of period (000's) ........           71             --             --     --       --
 Total Return ..............................................       ( 2.27)%           --             --     --       --
EQUI-VEST Vantage Contracts 0.90% (i)
 Unit value, end of period .................................     $  95.39             --             --     --       --
 Net Assets (000's) ........................................     $     95             --             --     --       --
 Number of units outstanding, end of period (000's) ........            1             --             --     --       --
 Total Return ..............................................       ( 2.09)%           --             --     --       --
EQUI-VEST Express Series 700 Contracts 0.95% (i)
 Unit value, end of period .................................     $ 101.04             --             --     --       --
 Net Assets (000's) ........................................     $  4,547             --             --     --       --
 Number of units outstanding, end of period (000's) ........           45             --             --     --       --
 Total Return ..............................................       ( 2.13)%           --             --     --       --
EQ/Calvert Socially Responsible
-------------------------------
Momentum Contracts 1.34% or 1.49% (d)
 Unit value, end of period .................................     $  86.73       $ 103.06      $  107.58    --        --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................       (15.85)%      (  4.20)%         7.58%    --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $  86.71       $ 103.04      $  107.57     --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................       (15.85)%      (  4.21)%         7.57%    --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $  87.44       $ 103.54      $  107.72     --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................       (15.55)%      (  3.88)%         7.72%    --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $  87.65       $ 103.69      $ 107.76      --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................       (15.47)%      (  3.78)%         7.76%    --       --


----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-67

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001           2000           1999        1998     1997
                                                               -------------   ------------   ------------   ------   -----
EQ/Calvert Socially Responsible -- (concluded)
EQUI-VEST Series 100 through 400 Contracts 1.34%,
-------------------------------------------------
1.40% or 1.49% (d)
 Unit value, end of period .................................     $  86.73        $ 103.06      $  107.58     --       --
 Net Assets (000's) ........................................     $  2,862        $  1,546      $     430     --       --
 Number of units outstanding, end of period (000's) ........           33              15              4     --       --
 Total Return ..............................................       (15.85)%         (4.20)%         7.58%    --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (d)
 Unit value, end of period .................................     $  87.02        $ 103.26      $  107.64     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (15.73)%         (4.07)%         7.64%    --       --
EQUI-VEST Vantage Contracts 0.90% (d)
 Unit value, end of period .................................     $  87.65        $ 103.69      $  107.76     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (15.47)%         (3.78)%         7.76%    --       --
EQ/Capital Guardian International
Momentum Contracts 1.34% or 1.49% (d)
-------------------------------------
 Unit value, end of period .................................     $  80.71        $ 103.41      $  129.55     --       --
 Net Assets (000's) ........................................     $     81              --             --     --       --
 Number of units outstanding, end of period (000's) ........            1              --             --     --       --
 Total Return ..............................................       (21.95)%        (20.18)%        29.55%    --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $  80.69        $ 103.40      $  129.55     --       --
 Net Assets (000's) ........................................     $     81              --             --     --       --
 Number of units outstanding, end of period (000's) ........            1              --             --     --       --
 Total Return ..............................................       (21.96)%        (20.19)%        29.55%    --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $  81.37        $ 103.89      $  129.71     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (21.68)%        (19.91)%        29.71%    --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-68

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001           2000           1999        1998     1997
                                                               -------------   ------------   ------------   ------   -----
EQ/Capital Guardian International -- (concluded)
Momentum Plus Contracts 0.90% (d)
---------------------------------
 Unit value, end of period .................................     $  81.56        $ 104.07      $  129.76     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (21.63)%        (19.80)%        29.76%    --       --
EQ/Capital Guardian Research
Momentum Contracts 1.34% or 1.49% (d)
-------------------------------------
 Unit value, end of period .................................     $ 107.86        $ 111.59      $  106.78     --       --
 Net Assets (000's) ........................................     $    216        $    112             --     --       --
 Number of units outstanding, end of period (000's) ........            2               1             --     --       --
 Total Return ..............................................        (3.34)%          4.50%          6.78%    --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $ 107.84        $ 111.57      $  106.78     --       --
 Net Assets (000's) ........................................           --        $    112             --     --       --
 Number of units outstanding, end of period (000's) ........           --               1             --     --       --
 Total Return ..............................................        (3.34)%          4.49%          6.78%    --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $ 108.75        $ 112.11      $  106.92     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................        (3.00)%          4.85%          6.92%    --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $ 109.00        $ 112.26      $  106.96     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................        (2.90)%          4.96%          6.96%    --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (d)
 Unit value, end of period .................................     $ 107.86        $ 111.59      $  106.78     --       --
 Net Assets (000's) ........................................     $ 10,247        $  4,910      $     854     --       --
 Number of units outstanding, end of period (000's) ........           95              44              8     --       --
 Total Return ..............................................        (3.34)%          4.50%          6.78%    --       --
EQUI-VEST Series 500 Contracts 1.45% (d)
 Unit value, end of period .................................     $ 107.58        $ 111.42      $  106.74     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................        (3.45)%          4.38%          6.74%    --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-69

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                Years Ended December 31,
                                                               -----------------------------------------------------------
                                                                   2001           2000           1999        1998     1997
                                                               ------------   ------------   ------------   ------   -----
EQ/Capital Guardian Research -- (concluded)
EQUI-VEST Series 600 and 800 Contracts 1.20% (d)
------------------------------------------------
 Unit value, end of period .................................     $ 108.22      $  111.80      $  106.84     --       --
 Net Assets (000's) ........................................     $  3,355      $   1,006      $     107     --       --
 Number of units outstanding, end of period (000's) ........           31              9              1     --       --
 Total Return ..............................................        (3.20)%         4.64%          6.84%    --       --
EQUI-VEST Vantage Contracts 0.90% (d)
 Unit value, end of period .................................     $ 109.00      $  112.26       $ 106.96     --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................        (2.90)%         4.96%          6.96%    --       --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................     $ 108.87      $  112.19       $ 106.94     --       --
 Net Assets (000's) ........................................     $    980      $     449             --     --       --
 Number of units outstanding, end of period (000's) ........            9              4             --     --       --
 Total Return ..............................................        (2.96)%         4.91%          6.94%    --       --
EQ/Capital Guardian U.S. Equity
Momentum Contracts 1.34% or 1.49% (d)
-------------------------------------
 Unit value, end of period .................................     $ 100.43      $  103.88       $ 101.64     --       --
 Net Assets (000's) ........................................     $    100             --             --     --       --
 Number of units outstanding, end of period (000's) ........            1             --             --     --       --
 Total Return ..............................................        (3.32)%         2.20%          1.64%    --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $ 100.40      $  103.87       $ 101.64     --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................        (3.34)%         2.19%          1.64%    --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $ 101.49      $  104.37       $ 101.77     --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................        (2.76)%         2.55%          1.77%    --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $ 101.25      $  104.51       $ 101.81     --       --
 Net Assets (000's) ........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ........           --             --             --     --       --
 Total Return ..............................................        (3.12)%         2.65%          1.81%    --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-70

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                             -----------------------------------------------------------
                                                                 2001          2000         1999          1998      1997
                                                             ------------ ------------- ------------ ------------- -----
EQ/Capital Guardian U.S. Equity -- (concluded)
EQUI-VEST Series 100 through 400 Contracts 1.34%,
-------------------------------------------------
1.40% or 1.49% (d)
 Unit value, end of period .................................   $ 100.43     $ 103.88     $  101.64           --    --
 Net Assets (000's) ........................................   $  9,641     $  3,532     $   1,321           --    --
 Number of units outstanding, end of period (000's) ........         96           34            13           --    --
 Total Return ..............................................      (3.32)%       2.20%         1.64%          --    --
EQUI-VEST Series 500 Contracts 1.45% (d)
 Unit value, end of period .................................   $ 100.16     $ 103.72     $  101.60           --    --
 Net Assets (000's) ........................................         --           --            --           --    --
 Number of units outstanding, end of period (000's) ........         --           --            --           --    --
 Total Return ..............................................      (3.43)%       2.09%         1.60%          --    --
EQUI-VEST Series 600 and 800 Contracts 1.20% (d)
 Unit value, end of period .................................   $ 100.76     $ 104.08     $  101.69           --    --
 Net Assets (000's) ........................................   $  2,116     $  1,145     $     102           --    --
 Number of units outstanding, end of period (000's) ........         21           11             1           --    --
 Total Return ..............................................      (3.19)%       2.35%         1.69%          --    --
EQUI-VEST Vantage Contracts 0.90% (d)
 Unit value, end of period .................................   $ 101.25     $ 104.51     $  101.79           --    --
 Net Assets (000's) ........................................         --           --            --           --    --
 Number of units outstanding, end of period (000's) ........         --           --            --           --    --
 Total Return ..............................................      (3.12)%       2.67%         1.79%          --    --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 101.37     $ 104.44     $  101.79           --    --
 Net Assets (000's) ........................................   $    912     $    313            --           --    --
 Number of units outstanding, end of period (000's) ........          9            3            --           --    --
 Total Return ..............................................      (2.94)%       2.60%         1.79%          --    --
EQ/Emerging Markets Equity
Momentum Contracts 1.34% or 1.49% (b)
-------------------------------------
 Unit value, end of period .................................   $  61.12     $  65.32     $  110.43     $  57.18    --
 Net Assets (000's) ........................................   $  1,222     $  1,110     $     663           --    --
 Number of units outstanding, end of period (000's) ........         20           17             6           --    --
 Total Return ..............................................      (6.43)%     (40.85)%       93.13%      (42.82)%  --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .................................   $  92.15     $  98.49     $  166.52     $  86.23    --
 Net Assets (000's) ........................................   $  1,474     $  1,674     $   1,832     $     86    --
 Number of units outstanding, end of period (000's) ........         16           17            11            1    --
 Total Return ..............................................      (6.44)%     (40.85)%       93.11%      (13.77)%  --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-71

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                 2001          2000         1999          1998          1997
                                                             ------------ ------------- ------------ ------------- -------------
EQ/Emerging Markets Equity -- (concluded)
-----------------------------------------
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $ 93.29      $  99.36     $  167.39      $ 86.38            --
 Net Assets (000's) ........................................        --            --            --           --            --
 Number of units outstanding, end of period (000's) ........        --            --            --           --            --
 Total Return ..............................................     (6.11)%      (40.64)%       93.78%        8.78%           --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $ 93.62      $  99.61     $  167.64      $ 86.42            --
 Net Assets (000's) ........................................        --            --            --           --            --
 Number of units outstanding, end of period (000's) ........        --            --            --           --            --
 Total Return ..............................................     (6.01)%      (40.58)%       93.98%      (13.58)%          --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (f)
 Unit value, end of period .................................   $ 61.12      $  65.32     $  110.43      $ 57.18      $  79.41
 Net Assets (000's) ........................................   $51,952      $ 60,486     $  65,154     $ 12,408      $  8,656
 Number of units outstanding, end of period (000's) ........       850           926           590          217           109
 Total Return ..............................................     (6.43)%      (40.85)%       93.13%      (42.82)%      (20.59)%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 86.72      $  92.78     $  157.03      $ 81.40            --
 Net Assets (000's) ........................................   $    87      $     93            --           --            --
 Number of units outstanding, end of period (000's) ........         1             1            --           --            --
 Total Return ..............................................     (6.53)%      (40.92)%       92.91%      (18.60)%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 87.48      $  93.36     $  157.61      $  81.49           --
 Net Assets (000's) ........................................   $ 3,849      $  3,921     $     788           --            --
 Number of units outstanding, end of period (000's) ........        44            42             5           --            --
 Total Return ..............................................     (6.30)%      (40.77)%       93.41%      (18.51)%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $111.05      $ 118.14     $  198.84           --            --
 Net Assets (000's) ........................................        --      $    236     $     398           --            --
 Number of units outstanding, end of period (000's) ........        --             2             2           --            --
 Total Return ..............................................     (6.00)%      (40.59)%       98.84%          --            --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 82.40      $  87.72     $  147.71           --            --
 Net Assets (000's) ........................................   $ 2,884      $  2,456     $     148           --            --
 Number of units outstanding, end of period (000's) ........        35            28             1           --            --
 Total Return ..............................................     (6.06)%      (40.61)%       47.71%          --            --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-72

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                   Years Ended December 31,
                                                         ------------------------------- -----------------------------------------
                                                               2001            2000           1999           1998          1997
                                                         --------------- --------------- -------------- -------------- -----------
EQ/Equity 500 Index (k)
-----------------------
Momentum Contracts 1.34% or 1.49%
 Unit value, end of period ..............................$   249.66       $   287.40      $   322.15     $   271.24     $  214.66
 Net Assets (000's) .....................................$   37,699       $   46,846      $   55,410     $   36,617     $  20,178
 Number of units outstanding, end of period (000's) .....      151               163             172            135            94
 Total Return ...........................................    (13.13)%         (10.79)%         18.77%         26.36%        30.79%
Momentum Plus Contracts 1.35%
 Unit value, end of period ..............................$   249.47       $   287.20      $   321.97     $   271.11     $  214.58
 Net Assets (000's) .....................................$   50,642       $   72,662      $   97,879     $   76,724     $  49,568
 Number of units outstanding, end of period (000's) .....       203              253             304            283           231
 Total Return ...........................................    (13.14)%         (10.80)%          18.76%        26.34%        30.78%
Momentum Plus Contracts 1.00%
 Unit value, end of period ..............................$   200.73       $   230.27      $   257.24     $   215.84     $  170.23
 Net Assets (000's) .....................................        --       $      461      $    1,286     $    2,374     $     851
 Number of units outstanding, end of period (000's) .....        --                2               5             11             5
 Total Return ...........................................    (12.83)%         (10.48)%         19.18%         26.79%        21.85%
Momentum Plus Contracts 0.90% (g)
 Unit value, end of period ..............................$   177.65       $   203.59      $   227.20     $   190.44     $   50.05
 Net Assets (000's) .....................................        --       $    1,018      $    1,136     $      762     $     450
 Number of units outstanding, end of period (000's) .....        --                5               5              4             3
 Total Return ...........................................    (12.74)%         (10.39)%         19.30%         26.92%        50.05%
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49%
 Unit value, end of period ..............................$    249.66      $   287.40      $   322.15     $   271.24     $  214.66
 Net Assets (000's) .....................................$ 1,019,362      $1,249,040      $1,475,125     $1,032,068     $ 576,577
 Number of units outstanding, end of period (000's) .....      4,083           4,346           4,579          3,805         2,686
 Total Return ...........................................     (13.13)%        (10.79)%         18.77%         26.36%        30.79%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period ..............................$     95.12      $   109.62      $   123.01     $   103.68            --
 Net Assets (000's) .....................................$     1,046      $    1,096      $    1,107     $      207            --
 Number of units outstanding, end of period (000's) .....         11              10               9              2            --
 Total Return ...........................................     (13.23)%        (10.89)%         18.64%          3.68%           --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period ..............................$     95.13      $   109.63      $   123.02      $  103.69            --
 Net Assets (000's) .....................................$    34,913      $   28,285      $    6,151             --            --
 Number of units outstanding, end of period (000's) .....        367             258              50             --            --
 Total Return ...........................................     (13.23)%        (10.88)%         18.64%          3.69%           --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-73

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001           2000           1999        1998     1997
                                                               -------------   ------------   ------------   ------   -----
EQ Equity 500 Index (k) -- (concluded)
--------------------------------------
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................     $  97.75        $ 112.30      $ 125.64      --       --
 Net Assets (000's) ........................................     $    684        $  6,177      $   6,659     --       --
 Number of units outstanding, end of period (000's) ........            7              55             53     --       --
 Total Return ..............................................       (12.96)%       ( 10.62)%        25.64%    --       --
EQUI-VEST Express Series 700 Contracts 0.95% (c)
 Unit value, end of period .................................     $  82.52        $  94.85      $ 106.17      --       --
 Net Assets (000's) ........................................     $ 11,470        $  7,398      $     956     --       --
 Number of units outstanding, end of period (000's) ........          139              78              9     --       --
 Total Return ..............................................       (13.00)%       ( 10.66)%         6.17%    --       --

EQ/Evergreen Omega
------------------
Momentum Contracts 1.34% or 1.49% (d)
 Unit value, end of period .................................     $  76.01        $  92.84      $ 106.57      --       --
 Net Assets (000's) ........................................     $     76              --             --     --       --
 Number of units outstanding, end of period (000's) ........            1              --             --     --       --
 Total Return ..............................................       (18.13)%       ( 12.88)%         6.57%    --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $  75.99        $  92.82      $ 106.57      --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (18.13)%       ( 12.90)%         6.57%    --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $  76.63        $  93.27      $ 106.71      --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (17.84)%       ( 12.59)%         6.71%    --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $  76.82        $  93.40      $ 106.75      --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (17.75)%       ( 12.51)%         6.75%    --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (d)
 Unit value, end of period .................................     $  76.01        $  92.84      $ 106.57      --       --
 Net Assets (000's) ........................................     $  2,508        $  1,671      $     533     --       --
 Number of units outstanding, end of period (000's) ........           33              18              5     --       --
 Total Return ..............................................       (18.13)%       ( 12.88)%         6.57%    --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-74

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               -------------------------------------------------------------
                                                                    2001            2000           1999        1998     1997
                                                               -------------   -------------   ------------   ------   -----
EQ/Evergreen Omega -- (concluded)
---------------------------------
EQUI-VEST Series 500 Contracts 1.45% (d)
 Unit value, end of period .................................     $  75.81        $  93.33       $ 106.53      --       --
 Net Assets (000's) ........................................           --              --              --     --       --
 Number of units outstanding, end of period (000's) ........           --              --              --     --       --
 Total Return ..............................................       (18.77)%       ( 12.39)%          6.53%    --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (d)
 Unit value, end of period .................................     $  76.26        $  93.02       $ 106.63      --       --
 Net Assets (000's) ........................................     $    763        $    279              --     --       --
 Number of units outstanding, end of period (000's) ........           10               3              --     --       --
 Total Return ..............................................       (18.02)%       ( 12.76)%          6.63%    --       --
EQUI-VEST Vantage Contracts 0.90% (d)
 Unit value, end of period .................................     $  76.81        $  93.40       $ 106.75      --       --
 Net Assets (000's) ........................................           --              --              --     --       --
 Number of units outstanding, end of period (000's) ........           --              --              --     --       --
 Total Return ..............................................       (17.76)%       ( 12.51)%          6.75%    --       --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................     $  76.72        $  93.34       $ 106.73      --       --
 Net Assets (000's) ........................................     $    230        $     93              --     --       --
 Number of units outstanding, end of period (000's) ........            3               1              --     --       --
 Total Return ..............................................       (17.81)%       ( 12.55)%          6.73%    --       --
EQ/FI Mid Cap
-------------
Momentum Contracts 1.34% or 1.49% (i)
 Unit value, end of period .................................     $  85.41        $  99.98              --     --       --
 Net Assets (000's) ........................................     $    171        $    100              --     --       --
 Number of units outstanding, end of period (000's) ........            2               1              --     --       --
 Total Return ..............................................       (14.57)%       (  0.02)%            --     --       --
Momentum Plus Contracts 1.35% (i)
 Unit value, end of period .................................     $  85.40        $  99.98              --     --       --
 Net Assets (000's) ........................................     $     85              --              --     --       --
 Number of units outstanding, end of period (000's) ........            1              --              --     --       --
 Total Return ..............................................       (14.58)%       (  0.02)%            --     --       --
Momentum Plus Contracts 1.00% (i)
 Unit value, end of period .................................     $  85.80        $ 100.09              --     --       --
 Net Assets (000's) ........................................           --              --              --     --       --
 Number of units outstanding, end of period (000's) ........           --              --              --     --       --
 Total Return ..............................................       (14.20)%          0.09%             --     --       --
Momentum Plus Contracts 0.90%
 Unit value, end of period .................................     $  85.92              --              --     --       --
 Net Assets (000's) ........................................           --              --              --     --       --
 Number of units outstanding, end of period (000's) ........           --              --              --     --       --
 Total Return ..............................................       (14.56)%            --              --     --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-75

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                   Years Ended December 31,
                                                               -----------------------------------------------------------------
                                                                    2001           2000          1999           1998        1997
                                                               -------------   -----------   ------------   ------------   -----
EQ/FI Mid Cap -- (concluded)
----------------------------
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (i)
 Unit value, end of period .. ..............................     $  85.41        $ 99.98             --             --     --
 Net Assets (000's) ........................................     $ 35,872        $ 8,598             --             --     --
 Number of units outstanding, end of period (000's) ........          420             86             --             --     --
 Total Return ..............................................       (14.57)%        (0.02)%           --             --     --
EQUI-VEST Series 500 Contracts 1.45% (i)
 Unit value, end of period .. ..............................     $  85.28       $  99.95             --             --     --
 Net Assets (000's) ........................................     $  1,109             --             --             --     --
 Number of units outstanding, end of period (000's) ........           13             --             --             --     --
 Total Return ..............................................       (14.68)%        (0.05)%           --             --     --
EQUI-VEST Series 600 and 800 Contracts 1.20% (i)
 Unit value, end of period .. ..............................     $  85.57       $ 100.02             --             --     --
 Net Assets (000's) ........................................     $  9,070       $    900             --             --     --
 Number of units outstanding, end of period (000's) ........          106              9             --             --     --
 Total Return ..............................................       (14.45)%         0.02%            --             --     --
EQUI-VEST Vantage Contracts 0.90% (i)
 Unit value, end of period .. ..............................     $  85.92       $ 100.13             --             --     --
 Net Assets (000's) ........................................           --             --             --             --     --
 Number of units outstanding, end of period (000's) ........           --             --             --             --     --
 Total Return ..............................................       (14.19)%         0.13%            --             --     --
EQUI-VEST Express Series 700 Contracts 0.95% (i)
 Unit value, end of period .. ..............................     $  85.86       $ 100.11             --             --     --
 Net Assets (000's) ........................................     $  6,611       $    701             --             --     --
 Number of units outstanding, end of period (000's) ........           77              7             --             --     --
 Total Return ..............................................       (14.23)%         0.11%            --             --     --
EQ/FI Small/Mid Cap Value
Momentum Contracts 1.34% or 1.49% (b)
-------------------------------------
 Unit value, end of period .. ..............................     $ 112.05       $ 109.21      $  105.28       $ 104.82     --
 Net Assets (000's) ........................................     $  1,905       $    546      $     316             --     --
 Number of units outstanding, end of period (000's) ........           17              5              3             --     --
 Total Return ..............................................         2.60%          3.73%          0.44%          4.82%    --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .. ..............................     $  88.78       $  86.54      $   83.43       $  83.08     --
 Net Assets (000's) ........................................     $  2,042       $    952      $     584       $    166     --
 Number of units outstanding, end of period (000's) ........           23             11              7              2     --
 Total Return ..............................................         2.59%          3.73%          0.42%       ( 16.92)%   --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                    FSA-76

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                 2001          2000          1999          1998         1997
                                                             ------------ ------------- ------------- ------------- ------------
EQ/FI Small/Mid Cap Value -- (concluded)
----------------------------------------
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $  89.88     $  87.29      $  83.87      $  83.22            --
 Net Assets (000's) ........................................         --           --            --            --            --
 Number of units outstanding, end of period (000's) ........         --           --            --            --            --
 Total Return ..............................................       2.97%        4.08%         0.78%       (16.78)%          --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $  90.19     $  87.52      $  83.99      $  83.26            --
 Net Assets (000's) ........................................         --           --            --            --            --
 Number of units outstanding, end of period (000's) ........         --           --            --            --            --
 Total Return ..............................................       3.05%        4.20%         0.88%       (16.74)%          --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (a)
 Unit value, end of period .................................   $ 112.05     $ 109.21      $ 105.28      $ 104.82     $  118.06
 Net Assets (000's) ........................................   $138,718     $ 68,584      $ 75,907      $ 90,040     $  68,121
 Number of units outstanding, end of period (000's) ........      1,238          628           721           859           577
 Total Return ..............................................       2.60%        3.73%         0.44%       (11.21)%       18.06%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  88.20     $  86.06      $  83.05      $  82.78            --
 Net Assets (000's) ........................................   $     88     $     86      $     83            --            --
 Number of units outstanding, end of period (000's) ........          1            1             1            --            --
 Total Return ..............................................       2.49%        3.62%         0.33%       (17.22)%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  88.97     $  86.60      $  83.36      $  82.88            --
 Net Assets (000's) ........................................   $ 11,210     $  1,212      $     83            --            --
 Number of units outstanding, end of period (000's) ........        126           14             1            --            --
 Total Return ..............................................       2.74%        3.89%         0.58%       (17.12)%          --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $ 111.62     $ 108.31      $ 103.94            --            --
 Net Assets (000's) ........................................   $    112     $    325      $    312            --            --
 Number of units outstanding, end of period (000's) ........          1            3             3            --            --
 Total Return ..............................................       3.06%        4.20%         3.94%           --            --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 113.81     $ 110.49      $ 106.09            --            --
 Net Assets (000's) ........................................   $ 11,950     $  1,436      $    106            --            --
 Number of units outstanding, end of period (000's) ........        105           13             1            --            --
 Total Return ..............................................       3.00%        4.15%         6.09%           --            --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-77

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/Janus Large Cap Growth
-------------------------
Momentum Contracts 1.34% or 1.49% (i)
 Unit value, end of period .................................     $  63.80        $  83.95      --       --       --
 Net Assets (000's) ........................................     $    319              --      --       --       --
 Number of units outstanding, end of period (000's) ........            5              --      --       --       --
 Total Return ..............................................       (24.00)%        (16.05)%    --       --       --
Momentum Plus Contracts 1.35% (i)
 Unit value, end of period .................................     $  63.79        $  83.94      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (24.01)%        (16.06)%    --       --       --
Momentum Plus Contracts 1.00% (i)
 Unit value, end of period .................................     $  64.09        $  84.04      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (23.73)%        (15.96)%    --       --       --
Momentum Plus Contracts 0.90% (i)
 Unit value, end of period .................................     $  64.18        $  84.04      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (23.63)%         15.96%     --       --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (i)
 Unit value, end of period .................................     $  63.80        $  83.95      --       --       --
 Net Assets (000's) ........................................     $ 29,603        $ 13,852      --       --       --
 Number of units outstanding, end of period (000's) ........          464             165      --       --       --
 Total Return ..............................................       (24.00)%        (16.05)%    --       --       --
EQUI-VEST Series 500 Contracts 1.45% (i)
 Unit value, end of period .................................     $  63.71        $  83.92      --       --       --
 Net Assets (000's) ........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ........           --              --      --       --       --
 Total Return ..............................................       (24.08)%        (16.08)%    --       --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (i)
 Unit value, end of period .................................     $  63.92        $  83.99      --       --       --
 Net Assets (000's) ........................................     $  7,606        $  1,008      --       --       --
 Number of units outstanding, end of period (000's) ........          119              12      --       --       --
 Total Return ..............................................       (23.90)%        (16.01)%    --       --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-78

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001            2000           1999       1998     1997
                                                               -------------   -------------   -----------   ------   -----
EQ/Janus Large Cap Growth -- (concluded)
EQUI-VEST Vantage Contracts 0.90% (i)
-------------------------------------
 Unit value, end of period .................................     $  64.18        $  84.07             --     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (23.66)%        (15.93)%           --     --       --
EQUI-VEST Express Series 700 Contracts 0.95% (i)
 Unit value, end of period .................................     $  64.14        $  84.05             --     --       --
 Net Assets (000's) ........................................     $  5,259        $  1,009             --     --       --
 Number of units outstanding, end of period (000's) ........           82              12             --     --       --
 Total Return ..............................................       (23.69)%        (15.95)%           --     --       --
EQ/Lazard Small Cap Value
Momentum Contracts 1.34% or 1.49% (d)
-------------------------------------
 Unit value, end of period .................................     $ 132.22        $ 113.83        $ 97.34     --       --
 Net Assets (000's) ........................................     $    397        $    114             --     --       --
 Number of units outstanding, end of period (000's) ........            3               1             --     --       --
 Total Return ..............................................        16.16%          16.94%         (2.66)%   --       --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................     $ 132.19        $ 113.81        $ 97.34     --       --
 Net Assets (000's) ........................................     $    397              --             --     --       --
 Number of units outstanding, end of period (000's) ........            3              --             --     --       --
 Total Return ..............................................        16.15%          16.92%         (2.66)%   --       --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $ 133.30        $ 114.36        $ 97.47     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................        16.56%          17.33%         (2.53)%   --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $ 133.62        $ 114.52        $ 97.50     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................        16.68%          17.46%         (2.50)%   --       --
EQ/Marsico Focus
----------------
Momentum Contracts 1.34% or 1.49% (j)
 Unit value, end of period .................................     $ 105.94              --             --     --       --
 Net Assets (000's) ........................................     $  1,377              --             --     --       --
 Number of units outstanding, end of period (000's) ........           13              --             --     --       --
 Total Return ..............................................         5.94%             --             --     --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-79

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                          Years Ended December 31,
                                                               -----------------------------------------------
                                                                   2001        2000     1999     1998     1997
                                                               ------------   ------   ------   ------   -----
EQ/Marsico Focus -- (continued)
Momentum Plus Contracts 1.35% (j)
---------------------------------
 Unit value, end of period .................................     $ 105.90     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         5.94%    --       --       --       --
Momentum Plus Contracts 1.00% (j)
 Unit value, end of period .................................     $ 105.99     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         5.99%    --       --       --       --
Momentum Plus Contracts 0.90% (j)
 Unit value, end of period .................................     $ 106.02     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         6.02%    --       --       --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (j)
 Unit value, end of period .................................     $ 105.89     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         5.94%
EQUI-VEST Series 500 Contracts 1.45% (j)
 Unit value, end of period .................................     $ 105.94     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         5.94%    --       --       --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (j)
 Unit value, end of period .................................     $ 105.94     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         5.94%    --       --       --       --
EQUI-VEST Vantage Contracts 0.90% (j)
 Unit value, end of period .................................     $ 105.94     --       --       --       --
 Net Assets (000's) ........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ........           --     --       --       --       --
 Total Return ..............................................         5.94%    --       --       --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-80

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                 2001         2000         1999          1998         1997
                                                             ------------ ------------ ------------ ------------- ------------
EQ/Marsico Focus -- (concluded)
-------------------------------
EQUI-VEST Express Series 700 Contracts 0.95% (j)
 Unit value, end of period .................................   $ 106.00           --           --           --            --
 Net Assets (000's) ........................................   $    106           --           --           --            --
 Number of units outstanding, end of period (000's) ........          1           --           --           --            --
 Total Return ..............................................       6.00%          --           --           --            --
EQ/Mercury Basic Value Equity
-----------------------------
Momentum Contracts 1.34% or 1.49% (b)
 Unit value, end of period .................................   $ 172.07     $ 165.28    $  149.82     $ 127.67            --
 Net Assets (000's) ........................................   $  2,581     $  1,488    $     899     $    383            --
 Number of units outstanding, end of period (000's) ........         15            9            6            3            --
 Total Return ..............................................       4.11%       10.32%       17.35%       27.67%           --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .................................   $ 132.83     $ 127.60    $  115.67     $  98.58            --
 Net Assets (000's) ........................................   $  3,586     $  2,297    $   1,619     $    197            --
 Number of units outstanding, end of period (000's) ........         27           18           14            2            --
 Total Return ..............................................       4.10%       10.31%       17.34%       (1.42)%          --
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $ 134.48     $ 128.72    $  116.28     $  98.75            --
 Net Assets (000's) ........................................         --           --           --           --            --
 Number of units outstanding, end of period (000's) ........         --           --           --           --            --
 Total Return ..............................................       4.47%       10.70%       17.75%     ( 14.85)%          --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $ 134.95     $ 129.04    $  116.45     $  98.80            --
 Net Assets (000's) ........................................         --           --           --           --            --
 Number of units outstanding, end of period (000's) ........         --           --           --           --            --
 Total Return ..............................................       4.58%       10.81%       17.86%       (1.20)%          --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (a)
 Unit value, end of period .................................   $ 172.07     $ 165.27    $  149.82     $ 127.67     $  115.97
 Net Assets (000's) ........................................   $179,641     $104,781    $  92,439     $ 56,685     $  16,816
 Number of units outstanding, end of period (000's) ........      1,044          634          617          444           145
 Total Return ..............................................       4.11%       10.31%       17.35%       27.67%        15.97%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $ 131.37     $ 126.32    $  114.64      $ 97.80            --
 Net Assets (000's) ........................................   $    263     $    126    $     115           --            --
 Number of units outstanding, end of period (000's) ........          2            1            1           --            --
 Total Return ..............................................       4.00%       10.19%       17.22%       (2.20)%          --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-81

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2001          2000         1999          1998         1997
                                                             ------------- ------------- ------------ ------------- ------------
EQ/Mercury Basic Value Equity -- (concluded)
--------------------------------------------
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $ 132.52      $ 127.11      $ 115.06     $  97.91            --
 Net Assets (000's) ........................................   $ 15,770      $  5,212      $    805           --            --
 Number of units outstanding, end of period (000's) ........        119            41             7           --            --
 Total Return ..............................................       4.26%        10.47%        17.52%       (2.09)%          --
EQUI-VEST Vantage Contracts 0.90% (e)
 Unit value, end of period .................................   $ 131.84      $ 126.07      $ 113.77           --            --
 Net Assets (000's) ........................................   $    132      $    252      $    114           --            --
 Number of units outstanding, end of period (000's) ........          1             2             1           --            --
 Total Return ..............................................       4.58%        10.81%        13.77%          --            --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $ 112.55      $ 107.68      $  97.22           --            --
 Net Assets (000's) ........................................   $  9,904      $  3,338      $    486           --            --
 Number of units outstanding, end of period (000's) ........         88            31             5           --            --
 Total Return ..............................................       4.52%        10.76%      (  2.78)%         --            --
EQ/MFS Emerging Growth Companies
--------------------------------
Momentum Contracts 1.34% or 1.49% (b)
 Unit value, end of period .................................   $ 143.76      $ 220.97      $ 275.93     $ 161.04            --
 Net Assets (000's) ........................................   $  9,488      $ 13,037      $  9,106     $    805            --
 Number of units outstanding, end of period (000's) ........         66            59            33            5            --
 Total Return ..............................................     (34.94)%      (19.92)%       71.34%       61.04%           --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .................................   $  96.14      $ 147.79      $ 184.57     $ 107.73            --
 Net Assets (000's) ........................................   $ 13,460      $ 20,986      $ 16,058     $    754            --
 Number of units outstanding, end of period (000's) ........        140           142            87            7            --
 Total Return ..............................................     (34.95)%      (19.93)%       71.33%        7.73%           --
Momentum Plus Contracts 1.00% (a)
 Unit value, end of period .................................   $  97.34      $ 149.09      $ 185.54     $ 107.91     $  121.34
 Net Assets (000's) ........................................         --      $    149      $    186           --     $  31,063
 Number of units outstanding, end of period (000's) ........         --             1             1           --           256
 Total Return ..............................................     (34.71)%      (19.65)%       71.94%      (11.07)%       21.34%
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $  97.68      $ 149.46      $ 185.82     $ 107.96            --
 Net Assets (000's) ........................................         --      $    149            --           --            --
 Number of units outstanding, end of period (000's) ........         --             1            --           --            --
 Total Return ..............................................     (34.64)%      (19.57)%       72.12%        7.96%           --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-82

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                             -----------------------------------------------------------
                                                                  2001          2000         1999         1998      1997
                                                             ------------- ------------- ------------ ------------ -----
EQ/MFS Emerging Growth Companies -- (concluded)
-----------------------------------------------
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (b)
 Unit value, end of period .................................   $ 143.76      $ 220.97      $ 275.93     $ 161.04   --
 Net Assets (000's) ........................................   $491,947      $822,008      $669,682     $175,534   --
 Number of units outstanding, end of period (000's) ........      3,422         3,720         2,427        1,090   --
 Total Return ..............................................     (34.94)%      (19.92)%       71.34%       61.04%  --
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  92.01      $ 141.58      $ 177.00     $ 103.41   --
 Net Assets (000's) ........................................   $    828      $  1,274      $  1,062     $    103   --
 Number of units outstanding, end of period (000's) ........          9             9             6            1   --
 Total Return ..............................................     (35.01)%      (20.01)%       71.16%        3.41%  --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  92.82      $ 142.46      $ 177.65     $ 103.53   --
 Net Assets (000's) ........................................   $ 29,331      $ 41,028      $  6,395           --   --
 Number of units outstanding, end of period (000's) ........        316           288            36           --   --
 Total Return ..............................................     (34.84)%      (19.81)%       71.59%        3.53%  --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $  87.46      $ 133.82      $ 166.37           --   --
 Net Assets (000's) ........................................   $    262      $  2,275      $  1,165           --   --
 Number of units outstanding, end of period (000's) ........          3            17             7           --   --
 Total Return ..............................................     (34.64)%      (19.56)%       66.37%          --   --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  82.81      $ 126.78      $ 157.69           --   --
 Net Assets (000's) ........................................   $ 16,893      $ 22,947      $  2,681           --   --
 Number of units outstanding, end of period (000's) ........        204           181            17           --   --
 Total Return ..............................................     (34.68)%      (19.60)%       57.69%          --   --
EQ/MFS Investors Trust
----------------------
Momentum Contracts 1.34% or 1.49% (d)
 Unit value, end of period .................................   $  84.85      $ 102.37      $ 104.48           --   --
 Net Assets (000's) ........................................   $     85      $    102            --           --   --
 Number of units outstanding, end of period (000's) ........          1             1            --           --   --
 Total Return ..............................................     (17.11)%       (2.02)%        4.48%          --   --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................   $  84.83      $ 102.36      $ 104.48           --   --
 Net Assets (000's) ........................................         --      $    102            --           --   --
 Number of units outstanding, end of period (000's) ........         --             1            --           --   --
 Total Return ..............................................     (17.13)%       (2.03)%        4.48%          --   --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-83

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001           2000           1999        1998     1997
                                                               -------------   ------------   ------------   ------   -----
EQ/MFS Investors Trust -- (concluded)
-------------------------------------
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................     $  85.55        $ 102.85      $  104.61     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (16.82)%         (1.68)%         4.61%    --       --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................     $  85.75        $ 102.99      $  104.65     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (16.74)%         (1.59)%         4.65%    --       --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (d)
 Unit value, end of period .................................     $  84.85        $ 102.37      $  104.48     --       --
 Net Assets (000's) ........................................     $  7,382        $  6,961      $   1,881     --       --
 Number of units outstanding, end of period (000's) ........           87              68             18     --       --
 Total Return ..............................................       (17.11)%         (2.02)%         4.48%    --       --
EQUI-VEST Series 500 Contracts 1.45% (d)
 Unit value, end of period .................................     $  84.63        $ 102.22      $  104.44     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (17.21)%         (2.13)%         4.44%    --       --
EQUI-VEST Series 600 and 800 Contracts 1.20% (d)
 Unit value, end of period .................................     $  85.14        $ 102.57      $  104.53     --       --
 Net Assets (000's) ........................................     $  1,788        $  1,744      $     209     --       --
 Number of units outstanding, end of period (000's) ........           21              17              2     --       --
 Total Return ..............................................       (16.99)%         (1.88)%         4.53%    --       --
EQUI-VEST Vantage Contracts 0.90% (d)
 Unit value, end of period .................................     $  85.75        $ 102.99      $  104.65     --       --
 Net Assets (000's) ........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ........           --              --             --     --       --
 Total Return ..............................................       (16.74)%         (1.59)%         4.65%    --       --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................     $  85.65        $ 102.92      $  104.63     --       --
 Net Assets (000's) ........................................     $  1,456              --             --     --       --
 Number of units outstanding, end of period (000's) ........           17              12              1     --       --
 Total Return ..............................................       (16.78)%         (1.63)%         4.63%    --       --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-84

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2001          2000         1999          1998         1997
                                                             ------------- ------------- ------------ ------------- ------------
EQ/MFS Research
---------------
Momentum Contracts 1.34% or 1.49% (b)
 Unit value, end of period .................................   $ 123.32      $ 159.89      $ 171.06     $ 140.83            --
 Net Assets (000's) ........................................   $  1,726      $  1,759      $  1,368     $    563            --
 Number of units outstanding, end of period (000's) ........         14            11             8            4            --
 Total Return ..............................................     (22.87)%       (6.53)%       21.47%       40.83%           --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .................................   $  88.21      $ 114.37      $ 122.37     $ 100.75            --
 Net Assets (000's) ........................................   $  2,999      $  4,003      $  3,182     $    302            --
 Number of units outstanding, end of period (000's) ........         34            35            26            3            --
 Total Return ..............................................     (22.87)%       (6.54)%       21.46%        0.75%           --
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $  89.30      $ 115.38      $ 123.01     $ 100.92            --
 Net Assets (000's) ........................................         --            --            --           --            --
 Number of units outstanding, end of period (000's) ........         --            --            --           --            --
 Total Return ..............................................     (22.60)%       (6.20)%       21.89%      (12.25)%          --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $  89.61      $ 115.66      $ 123.19     $ 100.97            --
 Net Assets (000's) ........................................         --            --            --           --            --
 Number of units outstanding, end of period (000's) ........         --            --            --           --            --
 Total Return ..............................................     (22.52)%       (6.11)%       22.01%        0.97%           --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (a)
 Unit value, end of period .................................   $ 123.32      $ 159.89      $ 171.06     $ 140.83     $  115.01
 Net Assets (000's) ........................................   $138,612      $201,142      $164,047     $101,398     $  27,142
 Number of units outstanding, end of period (000's) ........      1,124         1,258           959          720           236
 Total Return ..............................................     (22.87)%       (6.53)%       21.47%       22.45%        15.01%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  86.40      $ 112.14      $ 120.11     $  98.99            --
 Net Assets (000's) ........................................   $    346      $    336      $    360     $     99            --
 Number of units outstanding, end of period (000's) ........          4             3             3            1            --
 Total Return ..............................................     (22.95)%       (6.64)%       21.34%       (1.01)%          --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  87.16      $ 112.84      $ 120.55     $  99.10            --
 Net Assets (000's) ........................................   $  8,716      $  9,479      $    723           --            --
 Number of units outstanding, end of period (000's) ........        100            84             6           --            --
 Total Return ..............................................     (22.76)%       (6.40)%       21.64%       (0.90)%          --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-85

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001         2000          1999         1998         1997
                                                             ------------- ------------ ------------- ------------ ------------
EQ/MFS Research -- (concluded)
EQUI-VEST Series Vantage Contracts 0.90% (c)
----------------------------------------
 Unit value, end of period .................................   $  89.54      $ 115.57     $ 123.09            --           --
 Net Assets (000's) ........................................   $     90      $    693     $    492            --           --
 Number of units outstanding, end of period (000's) ........          1             6            4            --           --
 Total Return ..............................................     (22.52)%       (6.11)%      23.09%           --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  85.00      $ 109.77     $ 116.97            --           --
 Net Assets (000's) ........................................   $  5,865      $  6,147     $    351            --           --
 Number of units outstanding, end of period (000's) ........         69            56            3            --           --
 Total Return ..............................................     (22.57)%       (6.16)%      16.97%           --           --
EQ/Putnam Growth & Income Value
-------------------------------
Momentum Contracts 1.34% or 1.49% (b)
 Unit value, end of period .................................   $ 120.85      $ 131.45     $ 124.76     $  128.20           --
 Net Assets (000's) ........................................   $    725      $    394     $    250     $     128           --
 Number of units outstanding, end of period (000's) ........          6             3            2             1           --
 Total Return ..............................................      (8.06)%        5.36%       (2.68)%       28.20%          --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .................................   $  95.74      $ 104.15     $  98.87     $  101.60           --
 Net Assets (000's) ........................................   $  1,628      $  1,666     $  1,088     $     203           --
 Number of units outstanding, end of period (000's) ........         17            16           11             2           --
 Total Return ..............................................      (8.07)%        5.34%       (2.69)%        1.60%          --
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $  96.93      $ 105.07     $  99.38     $  101.77           --
 Net Assets (000's) ........................................         --            --           --            --           --
 Number of units outstanding, end of period (000's) ........         --            --           --            --           --
 Total Return ..............................................      (7.75)%        5.73%       (2.35)%        1.77%          --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $  97.27      $ 105.33     $  99.53     $  101.82           --
 Net Assets (000's) ........................................         --            --           --            --           --
 Number of units outstanding, end of period (000's) ........         --            --           --            --           --
 Total Return ..............................................      (7.65)%        5.83%       (2.25)%        1.82%          --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (a)
 Unit value, end of period .................................   $ 120.85      $ 131.45     $ 124.76     $  128.20    $ 115.17
 Net Assets (000's) ........................................   $ 64,292      $ 68,485     $ 80,844     $  74,484    $  28,793
 Number of units outstanding, end of period (000's) ........        532           521          648           581          250
 Total Return ..............................................      (8.06)%        5.36%       (2.68)%       11.31%       15.17%

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).

                                     FSA-86

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                             ----------------------------------------------------------
                                                                  2001          2000         1999        1998      1997
                                                             ------------- ------------- ----------- ------------ -----
EQ/Putnam Growth & Income Value -- (concluded)
----------------------------------------------
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  94.40      $ 102.80      $  97.68   $  100.48    --
 Net Assets (000's) ........................................   $    189      $    103      $    98           --    --
 Number of units outstanding, end of period (000's) ........          2             1            1           --    --
 Total Return ..............................................      (8.17)%        5.24%       (2.79)%       0.48%   --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  95.23      $ 103.43     $  98.04     $ 100.60    --
 Net Assets (000's) ........................................   $  3,047      $  1,758     $    294           --    --
 Number of units outstanding, end of period (000's) ........         32            17            3           --    --
 Total Return ..............................................      (7.93)%        5.50%       (2.54)%       0.60%   --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $  96.20      $ 104.17     $  98.44           --    --
 Net Assets (000's) ........................................         --      $    208     $    197           --    --
 Number of units outstanding, end of period (000's) ........         --             2            2           --    --
 Total Return ..............................................      (7.65)%        5.82%       (1.56)%         --    --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  90.25      $  97.78     $  92.44           --    --
 Net Assets (000's) ........................................   $  1,173      $    587           --           --    --
 Number of units outstanding, end of period (000's) ........         13             6           --           --    --
 Total Return ..............................................      (7.70)%        5.78%       (1.60)%         --    --
EQ/Putnam International Equity
------------------------------
Momentum Contracts 1.34% or 1.49% (d)
 Unit value, end of period .................................   $  91.82      $ 118.60     $ 137.09           --    --
 Net Assets (000's) ........................................   $    826      $    830     $    137           --    --
 Number of units outstanding, end of period (000's) ........          9             7            1           --    --
 Total Return ..............................................     (22.58)%      (13.49)%      37.09%          --    --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................   $  91.80      $ 118.59     $ 137.09           --    --
 Net Assets (000's) ........................................   $    275      $    356           --           --    --
 Number of units outstanding, end of period (000's) ........          3             3           --           --    --
 Total Return ..............................................     (22.59)%      (13.49)%      37.09%          --    --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................   $  92.57      $ 119.16     $ 137.27           --    --
 Net Assets (000's) ........................................         --            --           --           --    --
 Number of units outstanding, end of period (000's) ........         --            --           --           --    --
 Total Return ..............................................     (22.31)%      (13.19)%      37.27%          --    --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-87

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Concluded)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                              Years Ended December 31,
                                                             ----------------------------------------------------------
                                                                  2001         2000         1999         1998      1997
                                                             ------------- ------------ ------------ ------------ -----
EQ/Putnam International Equity -- (concluded)
---------------------------------------------
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................   $  92.80      $ 119.32    $ 137.32            --   --
 Net Assets (000's) ........................................         --            --           --           --   --
 Number of units outstanding, end of period (000's) ........         --            --           --           --   --
 Total Return ..............................................     (22.23)%     ( 13.11)%      37.32%          --   --
EQ/Putnam Investors Growth
--------------------------
Momentum Contracts 1.34% or 1.49% (d)
 Unit value, end of period .................................   $  74.11      $  99.44    $  122.57           --   --
 Net Assets (000's) ........................................   $    148      $    199    $     123           --   --
 Number of units outstanding, end of period (000's) ........          2             2            1           --   --
 Total Return ..............................................     (25.47)%      (18.87)%      22.57%          --   --
Momentum Plus Contracts 1.35% (d)
 Unit value, end of period .................................   $  74.09      $  99.43    $  122.56           --   --
 Net Assets (000's) ........................................   $    222      $    199           --           --   --
 Number of units outstanding, end of period (000's) ........          3             2           --           --   --
 Total Return ..............................................     (25.49)%      (18.87)%      22.56%          --   --
Momentum Plus Contracts 1.00% (d)
 Unit value, end of period .................................   $  74.71      $  99.91    $  122.72           --   --
 Net Assets (000's) ........................................         --            --           --           --   --
 Number of units outstanding, end of period (000's) ........         --            --           --           --   --
 Total Return ..............................................     (25.22)%      (18.59)%      22.72%          --   --
Momentum Plus Contracts 0.90% (d)
 Unit value, end of period .................................   $  74.89      $ 100.04    $  122.77           --   --
 Net Assets (000's) ........................................         --            --           --           --   --
 Number of units outstanding, end of period (000's) ........         --            --           --           --   --
 Total Return ..............................................     (25.14)%      (18.51)%      22.77%          --   --
EQ/T. Rowe Price International Stock
------------------------------------
Momentum Contracts 1.34% or 1.49% (b)
 Unit value, end of period .................................   $  88.15      $ 114.30    $  142.46     $ 109.49   --
 Net Assets (000's) ........................................   $    970      $    914    $     570     $    109   --
 Number of units outstanding, end of period (000's) ........         11             8            4            1   --
 Total Return ..............................................     (22.88)%      (19.77)%      30.11%        9.49%  --
Momentum Plus Contracts 1.35% (b)
 Unit value, end of period .................................   $  79.63      $ 103.27    $  128.72     $  98.95   --
 Net Assets (000's) ........................................   $  1,513      $  1,859    $   1,673     $    297   --
 Number of units outstanding, end of period (000's) ........         19            18           13            3   --
 Total Return ..............................................     (22.89)%      (19.77)%      30.09%       (1.05)% --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).



                                     FSA-88

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2001


8. Accumulation Unit Values (Concluded)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.74%, 0.90%, 0.95%, 1.00%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45%, 1.49%
  annualized) excludes the effect of the expenses of the underlying fund portfolios and charges made directly to contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                  2001         2000         1999          1998         1997
                                                             ------------- ------------ ------------ ------------- -----------
EQ/T. Rowe Price International Stock -- (concluded)
---------------------------------------------------
Momentum Plus Contracts 1.00% (b)
 Unit value, end of period .................................   $  80.62      $ 104.18     $ 129.39     $  99.11           --
 Net Assets (000's) ........................................         --            --           --           --           --
 Number of units outstanding, end of period (000's) ........         --            --           --           --           --
 Total Return ..............................................     (22.61)%      (19.48)%      30.55%        1.54%          --
Momentum Plus Contracts 0.90% (b)
 Unit value, end of period .................................   $  80.90      $ 104.44     $ 129.59     $  99.16           --
 Net Assets (000's) ........................................         --            --           --           --           --
 Number of units outstanding, end of period (000's) ........         --            --           --           --           --
 Total Return ..............................................     (22.54)%      (19.41)%      30.69%       (0.84)%         --
EQUI-VEST Series 100 through 400 Contracts 1.34%,
1.40% or 1.49% (a)
 Unit value, end of period .................................   $  88.15      $ 114.30     $ 142.46     $ 109.49      $ 97.61
 Net Assets (000's) ........................................   $ 78,982      $ 99,555     $108,982     $ 73,468      $37,775
 Number of units outstanding, end of period (000's) ........        896           871          765          671          387
 Total Return ..............................................     (22.88)%      (19.77)%      30.11%        9.49%       (2.39)%
EQUI-VEST Series 500 Contracts 1.45% (b)
 Unit value, end of period .................................   $  75.46      $  97.95     $ 122.22     $  94.04           --
 Net Assets (000's) ........................................   $     75      $     98     $    122           --           --
 Number of units outstanding, end of period (000's) ........          1             1            1           --           --
 Total Return ..............................................     (22.96)%      (19.86)%      29.97%       (5.96)%         --
EQUI-VEST Series 600 and 800 Contracts 1.20% (b)
 Unit value, end of period .................................   $  76.12      $  98.56     $ 122.67     $  94.15           --
 Net Assets (000's) ........................................   $  4,948      $  4,140     $    368           --           --
 Number of units outstanding, end of period (000's) ........         65            42            3           --           --
 Total Return ..............................................     (22.77)%      (19.65)%      30.29%       (5.85)%         --
EQUI-VEST Vantage Contracts 0.90% (c)
 Unit value, end of period .................................   $  83.75      $ 108.11     $ 134.15           --           --
 Net Assets (000's) ........................................         --      $    432     $    268           --           --
 Number of units outstanding, end of period (000's) ........         --             4            2           --           --
 Total Return ..............................................     (22.53)%      (19.41)%      34.15%          --           --
EQUI-VEST Express Series 700 Contracts 0.95% (e)
 Unit value, end of period .................................   $  77.28      $  99.81     $ 123.90           --           --
 Net Assets (000's) ........................................   $  6,569      $  4,292     $    372           --           --
 Number of units outstanding, end of period (000's) ........         85            43            3           --           --
 Total Return ..............................................     (22.57)%      (19.44)%      23.90%          --           --

----------

   (a) Units were made available for sale on May 1, 1997.
   (b) Units were made available for sale on July 13, 1998.
   (c) Units were made available for sale on January 30, 1999.
   (d) Units were made available for sale on August 30, 1999.
   (e) Units were made available for sale on October 6, 1999.
   (f) Units were made available for sale on August 20, 1997.
   (g) Units were made available for sale on January 1, 1997.
   (h) Units were made available for sale on May 22, 2000.
   (i) Units were made available for sale on September 22, 2000.
   (j) Units were made available for sale on October 22, 2001.
   (k) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
   (l) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for the EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
   (m) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).


                                     FSA-89

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2001


9. Investment Income Ratio

Shown below is the Investment Income ratio throughout the periods indicated. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.



                                                                               Years Ended December 31,
                                                            --------------------------------------------------------------
                                                               2001         2000         1999         1998         1997
                                                            ----------   ----------   ----------   ----------   ----------
 EQ/Aggressive Stock ....................................   0.48%         0.35%        0.30%        0.43%       0.15%
 EQ/Alliance Common Stock ...............................   2.35%         0.61%        0.59%        0.61%       0.55%
 EQ/Alliance Global .....................................     --          0.17%        0.09%        1.16%       2.05%
 EQ/Alliance Growth and Income ..........................   0.99%         0.91%        0.27%        0.33%       1.01%
 EQ/Alliance Growth Investors ...........................   1.90%         1.81%        1.60%        2.01%       2.53%
 EQ/Alliance High Yield .................................   9.64%         9.92%       10.52%       10.77%       9.73%
 EQ/Alliance Intermediate Government Securities .........   4.91%         5.64%        5.15%        5.15%       5.45%
 EQ/Alliance International ..............................   1.61%         0.46%          --         1.81%       2.91%
 EQ/Alliance Money Market ...............................   3.78%         5.20%        4.67%        4.77%       5.02%
 EQ/Alliance Premier Growth .............................   0.01%         0.82%        0.80%          --          --
 EQ/Alliance Quality Bond ...............................   6.63%         6.24%        5.27%        5.60%       6.19%
 EQ/Alliance Small Cap Growth ...........................   1.04%           --           --         0.02%       0.05%
 EQ/Alliance Technology .................................   0.01%           --           --           --          --
 EQ/AXP New Dimensions ..................................   0.21%         0.39%          --           --          --
 EQ/AXP Strategy Aggressive .............................     --          0.34%          --           --          --
 EQ/Balanced ............................................   2.61%         3.14%        2.75%        2.63%       3.30%
 EQ/Bernstein Diversified Value .........................   1.37%         1.39%          --           --          --
 EQ/Calvert Socially Responsible ........................   2.86%         6.60%        1.61%          --          --
 EQ/Capital Guardian International ......................   1.93%         0.43%          --           --          --
 EQ/Capital Guardian Research ...........................   0.27%         2.11%        0.50%          --          --
 EQ/Capital Guardian US Equity ..........................   0.41%         2.41%        1.27%          --          --
 EQ/Emerging Markets Equity .............................     --          7.62%        1.78%        0.40%       0.81%
 EQ/Equity 500 Index ....................................   1.00%         0.66%        1.05%        1.15%       1.49%
 EQ/Evergreen Omega .....................................   0.01%         0.36%        1.29%          --          --
 EQ/FI Mid Cap ..........................................   0.23%         0.41%          --           --          --
 EQ/FI Small/Mid Cap Value ..............................   0.75%         0.95%        0.17%        0.48%       1.40%
 EQ/Janus Large Cap Growth ..............................   0.01%         0.32%          --           --          --
 EQ/Lazard Small Cap Value ..............................   6.38%         4.22%        2.15%          --          --
 EQ/Marsico Focus .......................................     --            --           --           --          --
 EQ/Mercury Basic Value Equity ..........................   3.87%         5.30%        7.56%        5.96%       2.44%
 EQ/MFS Emerging Growth Companies .......................   0.02%         2.04%        2.88%          --        6.27%
 EQ/MFS Investors Trust .................................   0.43%         0.50%        0.90%          --          --
 EQ/MFS Research ........................................   0.10%         0.91%        2.85%        0.38%       2.59%
 EQ/Putnam Growth & Income Value ........................   0.92%         0.93%        7.46%        2.19%       2.15%
 EQ/Putnam International Equity .........................   0.72%        12.29%       13.23%          --          --
 EQ/Putnam Investors Growth .............................     --          1.87%        3.76%          --          --
 EQ/T. Rowe Price International Stock ...................   0.19%         0.03%        1.72%        1.02%       0.03%


                                     FSA-90

                                           Equitable Life's 300+ Series
                                           Certificates under Group Annuity
                                           Contracts



--------------------------------------------------------------------------------
PROSPECTUS
MAY 1, 2002
                                           [EQUITABLE LOGO]

Equitable Life's 300+ Series
Certificates under Group Annuity Contracts


PROSPECTUS DATED MAY 1, 2002
--------------------------------------------------------------------------------


This prospectus contains important information that you should know before purchasing, or taking any other action under a Certificate. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about the Funds. Please read and keep these prospectuses for future reference.


WHAT IS EQUITABLE LIFE'S 300+ SERIES?


Equitable Life's 300+ Series Certificates are group annuity contracts issued by The Equitable Life Assurance Society of the United States ("Equitable Life"). They provide a means for the accumulation of retirement savings and for income. You invest to accumulate on a tax-deferred basis in one or more of our variable investment funds ("Funds") or guaranteed rate accounts ("GRAs"), the "investment options" in Equitable Life's 300+ Series.



--------------------------------------------------------------------------------
INVESTMENT OPTIONS
--------------------------------------------------------------------------------
PRINCIPAL PROTECTION:              INTERNATIONAL STOCKS:
o    Guaranteed Rate Accounts      o    EQ/Alliance Global
                                   o    EQ/Putnam International
MONEY MARKET:                           Equity
o    EQ/Alliance Money Market
                                   BALANCED/HYBRID:
LARGE COMPANY STOCKS:              o    EQ/Balanced
o    EQ/Alliance Growth and        o    EQ/Alliance Growth Investors
     Income
o    EQ/Alliance Common Stock      DOMESTIC BONDS:
o    EQ/MFS Emerging Growth        o    EQ/Alliance Intermediate
     Companies                          Government Securities
o    EQ/Equity 500 Index           o    EQ/High Yield (2)
o    EQ/AXP New Dimensions (1)
o    EQ/Alliance Technology
o    EQ/Capital Guardian U.S.
     Equity (1)

SMALL/MID COMPANY STOCKS:
o    EQ/Aggressive Stock
o    EQ/Lazard Small Cap Value

--------------------------------------------------------------------------------



(1) Subject to shareholder approval, we anticipate that the EQ/AXP New Dimensions Portfolio will be merged into EQ/Capital Guardian U.S. Equity Portfolio, on or about July 12, 2002. Prior thereto, the EQ/Capital Guardian U.S. Equity option will be available, subject to regulatory approval.

(2)  Formerly named "EQ/Alliance High Yield."


You may allocate amounts to any of the Funds. They, in turn, invest in a corresponding securities portfolio ("Portfolio") of EQ Advisors Trust. Your investment results in a Fund will depend on the investment experience of the related Portfolio and timing of transactions such as contributions and transfers. Each Fund is a subaccount of our Separate Account No. 301.

GUARANTEED RATE ACCOUNTS. You may allocate amounts to the GRAs which offer guarantees of principal, as well as interest at rates we set.


TYPES OF CONTRACTS. We offer the Certificates for use as:

o    Regular IRAs or Roth IRAs

o    Tax Sheltered Annuities ("TSAs")

o    Simplified Employee Pensions ("SEP")

o    Savings Incentive Match Plans for Employees ("SIMPLE")

A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). A Statement of Additional Information, or "SAI," dated May 1, 2002, which is part of the registration statement, is available free of charge upon request by writing to us or calling 1-800-248-2138, our toll-free number (1-800-248-2138-0 in France, Italy, Korea,
Israel, Switzerland, and the United Kingdom). The SAI has been incorporated by reference into this prospectus. The table of contents for the SAI appears at the back of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CERTIFICATES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                        ---------------------------------

Copyright 2002 The Equitable Life Assurance Society of the United States, New York, New York 10104. All rights reserved.

Contents of this prospectus

-----
  2
--------------------------------------------------------------------------------



EQUITABLE LIFE'S 300+ SERIES

-------------------------------------------------------------
Index of key words and phrases                              4
Equitable Life's 300+ Series Certificates at a glance --
   key features                                             5



-------------------------------------------------------------
FEE TABLE                                                   7
-------------------------------------------------------------
Examples                                                    9
Condensed financial information                             9

-------------------------------------------------------------
1  CERTIFICATE FEATURES                                    10
-------------------------------------------------------------
How do I purchase and contribute to my Certificate?        10
Owner and annuitant requirements                           11
How do I make my contributions?                            11
What are my investment options within the Certificate?     12
Portfolios of EQ Advisors Trust                            13
Guaranteed Rate Accounts                                   13
Allocating your contributions                              14
Your right to cancel within a certain number of days       15


-------------------------------------------------------------
2  DETERMINING YOUR CERTIFICATE'S VALUE                    16
-------------------------------------------------------------
Your account balance in the Funds                          16
Your account balance in the GRAs                           16


-------------------------------------------------------------
3  TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS        17
-------------------------------------------------------------
Disruptive transfer activity                               17



--------------------------------------------------------------------------------

"We," "our" and "us" refers to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the Certificate owner who we may also refer to as the "participant."

Contents of this prospectus


-----
  3
--------------------------------------------------------------------------------



--------------------------------------------------------------
4  ACCESSING YOUR MONEY                                     18
--------------------------------------------------------------
Withdrawing your account balance                            18
Choosing your retirement payout options                     18


--------------------------------------------------------------
5  CHARGES AND EXPENSES                                     21
--------------------------------------------------------------
Charges that Equitable Life deducts                         21
Charges for state premium and other applicable taxes        21
Charges that EQ Advisors Trust deducts                      21
Certain expense limitations                                 22
Life annuity administrative charge                          22
SEP and SIMPLE enrollment fee                               22
Guaranteed Rate Accounts withdrawal charge                  23


--------------------------------------------------------------
6  PAYMENT OF DEATH AND DISABILITY BENEFIT                  24
--------------------------------------------------------------
Your beneficiary and payment of death benefit               24
When the participant dies before distributions begin        24
When the participant dies after the retirement date         24
Disability payment                                          24

--------------------------------------------------------------
7  TAX INFORMATION                                          25
--------------------------------------------------------------
Tax changes                                                 25
Tax-Sheltered Annuity Arrangements (TSAs)                   25
Individual Retirement Annuities (Regular and Roth IRAs)     26
IRAs under Simplified Employee Pension Plans (SEPs and
   SIMPLEs)                                                 26


--------------------------------------------------------------
8  MORE INFORMATION                                         28
--------------------------------------------------------------
About Equitable Life                                        28
About Separate Account No. 301                              28
About EQ Advisors Trust                                     28
About the General Account                                   29
Combination of certain investment options                   29
Dates and prices at which certificate events occur          29
About your voting rights                                    30
About the group annuity contracts                           30
IRS disqualification                                        31
About legal proceedings                                     31
About our independent accountants                           31
Transfers of ownership, collateral assignments, loans,
   and borrowing                                            31
Underwriter                                                 31
Reports and additional information                          31


--------------------------------------------------------------
9  INVESTMENT PERFORMANCE                                   32
--------------------------------------------------------------
Benchmarks                                                  32
Annual percent changes in unit value                        33
Annualized rates of return                                  34

--------------------------------------------------------------
10  APPENDIX I: CONDENSED FINANCIAL INFORMATION            A-1
--------------------------------------------------------------


--------------------------------------------------------------
11  TABLE OF CONTENTS OF STATEMENT OF
      ADDITIONAL INFORMATION                               S-1
--------------------------------------------------------------

--------------------------------------------------------------
12  HOW TO REACH US                                 back cover
--------------------------------------------------------------

Equitable Life's 300+ Series


-----
  4
--------------------------------------------------------------------------------

INDEX OF KEY WORDS AND PHRASES

This index should help you locate more information on the terms used in this prospectus.


                                    PAGE
Accessing your money                 18
account balance                      16
AIMS                                 14
annuitant                            19
Annuity payout options               19
beneficiary                          24
business day                         12
cash value                           16
Charges and expenses                 21
contributions                        11
death benefit                        24
Disruptive transfer activity         17
Guaranteed Rate Accounts             14
investment options                   12
Investment performance               32
Key features                          4
Market timing                        17
Payout options                       18
Portfolio                           cover
Processing office                back cover
Regular IRA                          26
Retirement payout options            18
Right to Cancel                      15
Roth IRA                             26
SAI                                  S-1
SEPs                                 26
SIMPLEs                              26
Tax information                      25
Transferring your money              17
TSA                                  25
Unit                                 16
Variable investment funds            12
Voting rights                        30

Equitable Life's 300+ Series


-----
  5
--------------------------------------------------------------------------------

EQUITABLE 300+ SERIES CERTIFICATES AT A GLANCE -- KEY FEATURES


PROFESSIONAL INVESTMENT MANAGEMENT


Equitable Life's 300+ Series Funds invest in different Portfolios managed by professional investment advisers.

GUARANTEED RATE ACCOUNTS

o    New GRAs with one and three-year guarantee periods offered quarterly.

o Principal guaranteed; interest guaranteed when GRA is held to maturity of guarantee period.


TAX ADVANTAGES OF PLAN


o    On contributions

     Pre-tax contributions except for certain IRAs and for Roth IRAs.

o    On earnings inside the Certificate

     No tax on any dividends, interest or capital gains until you make withdrawals or receive distributions.

o    On transfers inside the Certificate

     No tax on transfers among investment options.

o    On payout

     Tax-favored payout alternatives.


Because you are purchasing an annuity contract as an Individual Retirement Annuity ("IRA"), or to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information", later in this Prospectus and in the SAI).

MINIMUM CONTRIBUTION AMOUNTS


o Equitable Life has no minimum (If you are contributing through an employer, the employer may have a minimum).


ACCESS TO YOUR MONEY


o Lump sum withdrawals (You may be subject to a withdrawal charge for certain withdrawals or transfers from the GRAs. You may also incur income tax and a penalty tax on any withdrawal.)


PAYOUT ALTERNATIVES


o    Fixed annuity payout benefit

o    Periodic distribution option

o    Single sum payment

o    Other annuity or optional retirement benefits we may offer


ADDITIONAL FEATURES

o    Transfers among the Funds


o    Transfers from the GRAs, subject to special rules


o Toll-free telephone access to information regarding your account and use of the Account Investment Management system for transfers

FEES AND CHARGES


o Participant service charge assessed quarterly for certain administrative services. Maximum of $30 per year.

o Administrative charge, for expenses not covered by the participant service charge, assessed daily against assets of the Funds at an annual rate of 0.25%.

o    Other expenses charged directly to the Funds for operating expenses.

o 7% charge, not to exceed interest earned, on amounts withdrawn or transferred from GRAs. There are exceptions to withdrawal charge.


o Annual expenses of EQ Advisors Trust Portfolios are calculated as a percentage of net assets in each Portfolio. These expenses include management fees ranging from 0.25% to 0.82% annually, other expenses and, for certain portfolios, 12b-1 fees of 0.25% annually.


o One-time enrollment fee of $25 for each employee Certificate owner participating in a SEP or SIMPLE; payable by the employee or the employer.

Equitable Life's 300+ Series


-----
  6
--------------------------------------------------------------------------------

o Annuitization fee of up to $350 if a participant elects an annuity option at retirement. A higher fee may apply when an optional annuity benefit, other than the normal form of annuity, is elected.

The above is not a complete description of all material provisions of the Certificates. For more detailed information we urge you to read the contents of this prospectus, as well as your Certificate. Please feel free to speak with us if you have any questions.

Fee table

-----
  7
--------------------------------------------------------------------------------


The fee table below will help you understand the various charges and expenses that apply under your Certificate. The table reflects Fund charges you will directly incur under the Certificate, as well as charges and expenses of the Portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as state premium taxes in your state, and enrollment fees may also apply. Also, an annuity administrative fee may apply when your annuity payments are to begin. Each of the charges and expenses is further discussed under "Charges and expenses" later in this Prospectus. For a complete description of Portfolio charges and expenses, please see the attached prospectus for EQ Advisors Trust. The Fund charges shown in the table are expressed as an annual percentage of daily net assets, in each Fund. The EQ Advisors Trust annual expenses are shown as a percentage of average daily net assets in each Portfolio.




--------------------------------------------------------------------------------
  CERTIFICATE OWNER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------
  Sales load on purchases                                        None
--------------------------------------------------------------------------------
  Maximum annual participant service charge                       $30
--------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                 FUND RELATED EXPENSES                    TRUST RELATED EXPENSES
                          ----------------------------------------------------------------------------------------------
                                                                                                               NET
                                                              MANAGEMENT                     OTHER           ANNUAL
                                                             FEES (AFTER                    EXPENSES         EXPENSES
                           ADMINISTRATION    OTHER             EXPENSE          12B-1    (AFTER EXPENSE   (AFTER EXPENSE    TOTAL
                               CHARGE       CHARGES  TOTAL   LIMITATION)(4)     FEES(5)   LIMITATION)(6)   LIMITATION)(7)  EXPENSES
-------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock(1)         0.25%         0.25%    0.50%     0.61%               -        0.08%            0.69%         1.19%
EQ/Alliance Common Stock(2)    0.25%         0.14%    0.39%     0.46%               -        0.07%            0.53%         0.92%
EQ/Alliance Global(1)          0.25%         0.25%    0.50%     0.73%               -        0.12%            0.85%         1.35%
EQ/Alliance Growth and
  Income                       0.25%         0.00%    0.25%     0.57%               -        0.06%            0.63%         0.88%
EQ/Alliance Growth Investors   0.25%         0.23%    0.48%     0.57%               -        0.06%            0.63%         1.11%
EQ/Alliance Money Market(3)    0.25%         0.17%    0.42%     0.33%               -        0.07%            0.40%         0.82%
EQ/Alliance Intermediate
  Government Securities(2)     0.25%         0.08%    0.33%     0.50%               -        0.12%            0.62%         0.95%
EQ/Alliance Technology         0.25%         0.00%    0.25%     0.82%            0.25%       0.08%            1.15%         1.40%
EQ/AXP New Dimensions          0.25%         0.00%    0.25%     0.00%            0.25%       0.70%            0.95%         1.20%
EQ/Balanced(2)                 0.25%         0.18%    0.43%     0.57%               -        0.08%            0.65%         1.08%
EQ/Capital Guardian U.S.
  Equity                       0.25%         0.00%    0.25%     0.59%            0.25%       0.11%            0.95%         1.20%
EQ/Equity 500 Index.           0.25%         0.00%    0.25%     0.25%               -        0.06%            0.31%         0.56%
EQ/High Yield(1)               0.25%         0.51%    0.76%     0.60%               -        0.07%            0.67%         1.43%
EQ/Lazard Small Cap Value      0.25%         0.00%    0.25%     0.72%            0.25%       0.13%            1.10%         1.35%
EQ/MFS Emerging Growth
  Companies                    0.25%         0.00%    0.25%     0.63%            0.25%       0.09%            0.97%         1.22%
EQ/Putnam International
  Equity                       0.25%         0.00%    0.25%     0.71%            0.25%       0.29%            1.25%         1.50%
------------------------------------------------------------------------------------------------------------------------------------



(1) Equitable currently reimburses these Funds on a discretionary basis for their aggregate expenses in excess of 1.5% of the value or their respective average daily net assets. See "Certain expense limitations" later in this Prospectus.

(2) Equitable will reimburse this Fund for certain expenses to the extent they exceed 1.5% in any calendar year of the Fund's average daily net assets. See "Cetain expense limitations" later in this Prospectus.

(3) Equitable will reimburse the EQ/Alliance Money Market Fund for certain expenses to the extent they exceed 1.0% in any calendar year of the Fund's average daily net assets. See "Certain expense limitations" later in this Prospectus.

(4) The management fees and administrative fees for each portfolio cannot be increased without a vote of each Portfolio's shareholders. The annual amount of management fees applicable to the EQ/Alliance Money Market Portfolio is limited to 0.35% of the value of the Portfolio's average daily net assets. This resulted in 0.15% reimbursement by Equitable of management fees for the EQ/Alliance Intermediate Government Securities Fund. This limitation is a Certificate right for participants who enrolled prior to May 1, 1987 and cannot be changed without their prior consent. Equitable Life has voluntarily agreed to impose this limitation for all other participants in those and EQ/Alliance Intermediate Government Securities Portfolios and reserves the right to discontinue the limitation at any time. See "Charges and expenses--Certain expense limitations" later in this Prospectus


(5) Applicable Portfolio shares are subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

Fee table


-----
  8
--------------------------------------------------------------------------------


(6) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (7) for any expense limitation agreements and "Certain Expense Limitations" under "Charges and Expenses" later in this Prospectus.

(7) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain Portfolios which is effective from May 1, 2002 through April 30, 2003. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total Annual Expenses." Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust. The following chart indicates other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect or the expense limitation arrangement did not result in a fee waiver or reimbursement.





---------------------------------------------------------------------------------------------
                                          MANAGEMENT FEES
                                     (BEFORE ANY FEE WAIVERS            OTHER EXPENSES
                                          AND/OR EXPENSE          (BEFORE ANY FEE WAIVERS
 PORTFOLIO NAME                          REIMBURSEMENTS)       AND/OR EXPENSE REIMBURSEMENTS)
---------------------------------------------------------------------------------------------
  EQ/Alliance Technology                     0.90%                         0.08%
  EQ/AXP New Dimensions                      0.65%                         1.06%
  EQ/Capital Guardian U.S. Equity            0.65%                         0.11%
  EQ/Lazard Small Cap Value                  0.75%                         0.13%
  EQ/Putnam International Equity             0.85%                         0.29%
---------------------------------------------------------------------------------------------

Fee table
-----
  9
--------------------------------------------------------------------------------

EXAMPLES
--------


The examples below show the expenses that a hypothetical participant would pay, assuming a $1,000 contribution is invested in one of the Funds listed, and a 5% annual return on assets(1). The expenses are the same whether or not the participant withdraws amounts held in any of the Funds. For purposes of the examples, the participant service charge is computed by applying a charge of $12 to the average number of participants for the year, divided by average assets for each Fund for the same period. The examples assume the continuation of Net Total Annual Expenses (after expense limitation) shown for each portfolio of EQ Advisors Trust in the Table above for the entire one, three, five and ten year periods included in the examples.


These examples should not be considered a representation of past or future expenses for each Fund or Portfolio. Actual expenses may be greater or less than those shown below. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.




-------------------------------------------------------------------------------------------------
                                     1 YEAR        3 YEARS         5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                    12.45        38.76           67.07           147.59
EQ/Alliance Common Stock                9.71        30.30           52.58           116.56
EQ/Alliance Global                     14.08        43.75           75.56           165.55
EQ/Alliance Growth and Income           9.30        29.04           50.42           111.89
EQ/Alliance Growth Investors           11.64        36.27           62.80           138.49
EQ/Alliance Intermediate Government
  Securities                           10.01        31.25           54.20           120.05
EQ/Alliance Money Market                8.69        27.15           47.16           104.84
EQ/Alliance Technology                 14.58        45.30           78.20           171.10
EQ/AXP New Dimensions                  12.55        39.08           67.60           148.72
EQ/Balanced                            11.34        35.33           61.19           135.06
EQ/Capital Guardian U.S. Equity        12.55        39.08           67.60           148.72
EQ/Equity 500 Index                     6.04        18.92           32.95            73.76
EQ/High Yield                          14.89        46.23           79.78           174.42
EQ/Lazard Small Cap Value              14.08        43.75           75.56           165.55
EQ/MFS Emerging Growth Companies       12.76        39.70           68.67           150.98
EQ/Putnam International Equity         15.60        48.40           83.46           182.11
-------------------------------------------------------------------------------------------------



(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. This is because the minimum amount applied must be $2,000 and the initial annuity payment must be at least $20. See "Certificate provisions--Retirement benefits" later in this Prospectus. In some cases, charges for state premium or other taxes will be deducted from the amount applied.


IF YOU ELECT AN ANNUITY PAYOUT OPTION UNDER WHICH WE DEDUCT A $350 ANNUITIZATION
FEE:


ASSUMING AN ANNUITY PAYOUT OPTION COULD BE ISSUED, THE EXPENSES SHOWN IN THE ABOVE EXAMPLE WOULD, IN EACH CASE, BE INCREASED BY $5.44 BASED ON THE AVERAGE AMOUNT APPLIED TO ANNUITY PAYOUT OPTIONS IN 2001.


CHARGE FOR WITHDRAWALS OR TRANSFERS FROM GRAS. We impose a charge of 7% of the amount withdrawn or transferred (including the amount of the withdrawal charge), but not more than the accumulated interest, on the amount withdrawn or transferred, from any GRA. The charge does not apply to your contributions or at maturity of the GRA, among other exceptions.

ANNUITIZATION FEE. If you elect the fixed annuity benefit available under your Certificate we will deduct a charge of up to $350 at the time we provide that benefit. The charge may be greater if, at that time, we offer more favorable annuity purchase rates for the same benefit.

CONDENSED FINANCIAL INFORMATION

Please see APPENDIX I, at the end of this prospectus, for the unit values, as of the dates shown, for each of the Funds.

Certificate features



------
  10
--------------------------------------------------------------------------------


HOW DO I PURCHASE AND CONTRIBUTE TO MY CERTIFICATE?


You or your employer may purchase and contribute to a Certificate by making payments to us. You may contribute under a Regular IRA, Roth IRA, SIMPLE IRA, or under a SEP. Your employer contributes under a SEP, TSA, or SIMPLE IRA. We have no minimum contribution amount. However, an employer may establish a minimum contribution amount for payroll deductions. The following table summarizes certain information regarding the Certificates and contributions.


-----------------------------------------------------------------------------------------------------------------------------------
CERTIFICATE TYPE                     CONTRIBUTION SOURCES                             CONTRIBUTION LIMITATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Regular IRA                          o "Regular" IRA contributions not to exceed      o No regular IRA contributions in the
                                       $3,000 per year.                                 calendar year you turn age 70 1/2 and
  - typically pre-tax contributions  o Additional catch-up contributions.               thereafter.
                                     o Eligible rollover distributions from TSA       o Additional catch-up contributions totaling
  - distributions are taxable          contracts or other 403(b) arrangements,          up to $500 can be made for the calendar
                                       qualified plans, and governmental EDC            year 2002 where the owner is at least age
                                       plans.                                           50 but under age 70 1/2 at any time during
                                     o Rollovers of after-tax funds from traditional    2002.
                                       IRAs, 403(b) plans and qualified plans.        o Rollover or direct transfer contributions
                                     o Rollovers from another traditional               after age 70 1/2 must be net of required
                                       individual retirement arrangement.               minimum distributions.
                                     o Direct custodian-to-custodian transfers
                                       from other traditional individual retirement
                                       arrangements.


-----------------------------------------------------------------------------------------------------------------------------------
Roth IRA                             o "Regular Roth" IRA contributions not to        o Additional catch-up contributions totaling
  - after-tax contributions            exceed $3,000 per year.                          up to $500 can be made for the calendar
  - distributions are tax-free       o Additional catch-up contributions.               year 2002 where the owner is at least age
    when conditions met              o Conversion rollovers from a Regular IRA.         50 at any time during 2002.
                                     o Rollovers from another Roth IRA.               o Conversion rollovers after age 70 1/2 must
                                     o Direct transfers from another Roth IRA.          be net of required minimum distributions
                                                                                        for the Regular IRA you are rolling over.
                                                                                      o You cannot make a conversion rollover
                                                                                        from a Regular IRA if your adjusted gross
                                                                                        income is $100,000 or more.
-----------------------------------------------------------------------------------------------------------------------------------
























Certificate features


------
  11
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATE TYPE                  CONTRIBUTION SOURCES                             CONTRIBUTION LIMITATIONS
------------------------------------------------------------------------------------------------------------------------------------
TSA                               o Employer remitted "salary reduction"           o The maximum amount of employer and
  - favorable tax treatment for     and/or various types of employer                 employee contributions is generally the
    employees of tax-exempt         contributions.                                   lesser of $40,000 or 100% of
    organizations and public      o Additional catch-up contributions.               compensation; with maximum employee
    schools                       o Subject to recipient plan approval, eligible     salary reduction contribution of $11,000
                                    rollover distributions from other 403(b)         for 2002.
                                    plans, qualified plans (may include after tax  o If your employer's plan permits, additional
                                    funds), and of pre-tax funds from                salary reduction catch-up contributions
                                    governmental EDC plans and traditional           totaling up to $1,000 can be made where
                                    IRAs.                                            the annuitant is at least age 50 at any time
                                  o Direct transfers from another contract or        during 2002.
                                    arrangement complying with Code Section        o Rollover or direct transfer contributions
                                    403(b) by means of IRS Revenue Ruling            after age 70 1/2 must be net of required
                                    90-24.                                           minimum distributions.
------------------------------------------------------------------------------------------------------------------------------------
SEP                               o Employer contributions.                        o Annual employer contributions up to the
  - simplified employee           o Employee contributions permitted.                lesser of $40,000 or 25% of employee
    pension plans                                                                    compensation.
  - employer contributions                                                         o Employee contributions subject to Regular
    to a Regular IRA issued to                                                       IRA limits.
    and owned by employee
------------------------------------------------------------------------------------------------------------------------------------
SIMPLE IRA                        o Employee salary reduction and employer         o Salary reduction contributions of up to
  - savings incentive match         matching contributions or employer               $7,000 for 2002.
    plan for employees              non-elective contributions.                    o Employer matching contributions up to 3%
  - employer contributions                                                           of employee compensation; 2%
    to a Regular IRA issued                                                          non-elective contributions.
    to and owned by employee                                                       o If your employer's plan permits, additional
                                                                                     salary reduction catch-up contributions
                                                                                     totalling up to $500 can be made where
                                                                                     the owner is at least age 50 but under age
                                                                                     70 1/2 at any time during 2002.
                                                                                   o Limits on contributions after age 70 1/2.
------------------------------------------------------------------------------------------------------------------------------------




See "Tax information" later in this Prospectus and in the SAI for a more detailed discussion of certain contribution and other limitations.

OWNER AND ANNUITANT REQUIREMENTS


The annuitant and the owner must be the same person.


HOW DO I MAKE MY CONTRIBUTIONS?


Contributions must be in the form of a check drawn on a bank in the U.S. clearing through the Federal Reserve System, in U.S. dollars and made payable to Equitable Life. We do not accept third party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to collection. We reserve the right to reject a payment if it is received in an unacceptable form.

Certificate features


------
  12
--------------------------------------------------------------------------------

We do not monitor whether contributions exceed limitations in the Internal Revenue Code. However, we reserve the right to refuse contributions that we believe to exceed those limitations.

You make contributions under a Regular IRA or Roth IRA Certificate by sending your payment directly to us. For TSA, SEP or SIMPLE IRA Certificates, your employer sends contributions to us on your behalf. Payroll deduction amounts will be automatically transferred to us for allocation to the investment options as you direct.


We invest your contributions on the date we receive them, provided they are accompanied by a properly completed instructions form. If the date of receipt is not a business day, or after the close of a business day, we invest your contributions on the next business day.

Initial contributions must be accompanied by an application and any other form we require to process the payments. We may retain your initial contribution for five business days while we attempt to obtain any information that is missing or unclear. If we cannot obtain the information we require within the five business days, our Processing Office will inform you or your employer of the circumstances and return the contribution unless you or your employer specifically consent to our retaining your contribution until we receive the required information.

GENERALLY OUR "BUSINESS DAY" IS ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR TRADING AND GENERALLY ENDS AT 4 P.M. EASTERN TIME. A BUSINESS DAY DOES NOT INCLUDE A DAY WE CHOOSE NOT TO OPEN DUE TO EMERGENCY CONDITIONS. WE MAY ALSO CLOSE EARLY DUE TO EMERGENCY CONDITIONS.

DISCONTINUANCE AND RESUMPTION OF CONTRIBUTIONS


If contributions are discontinued your participation under a Certificate will remain in effect and contributions may be resumed at any time. However, under SEP and SIMPLE Certificates, contributions may not be resumed. We reserve the right to close a participant's account and terminate the Certificate if no contributions are made within 120 days of the issue date of a Certificate.

We also reserve the right to close a participant's account and pay any account balance if contributions are discontinued for at least three years from the date of the last contribution, and either (1) the account balance does not exceed $2,000 or (2) the annuity which the existing account balance would purchase at the participant's retirement date would be less than $20 per month based on the current annuity rates in effect under the Certificate.


WHAT ARE MY INVESTMENT OPTIONS WITHIN THE CERTIFICATE?


We allocate your contributions among the investment options available under the Certificates according to your instructions. Your investment options are the Funds and the GRAs.


VARIABLE INVESTMENT FUNDS

Your investment results in any one of the Funds will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the Funds. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Alliance Money Market Fund. Listed below are the currently available Portfolios, their investment objectives, and their advisers. YOU CAN CHOOSE AMONG FUNDS THAT INVEST IN CORRESPONDING PORTFOLIOS.

Certificate features


------
  13
--------------------------------------------------------------------------------


PORTFOLIOS OF EQ ADVISORS TRUST


You should note that some EQ Advisors Trust portfolios have objectives and strategies that are substantially similar to those of certain retail funds; they may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.



-----------------------------------------------------------------------------------------------------------------------------------
        PORTFOLIO NAME                                  OBJECTIVE                                    ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                  Seeks to achieve long-term growth of capital         Alliance Capital Management L.P.
                                                                                          Marsico Capital Management, LLC
                                                                                          MFS Investment Management
                                                                                          Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock             Seeks to achieve long-term growth of capital and     Alliance Capital Management L.P.
                                     increased income
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Global                   Seeks long-term growth of capital                    Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income        Seeks to provide a high total return                 Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors         Seeks to achieve the highest total return            Alliance Capital Management L.P.
                                     consistent with the Adviser's determination of
                                     reasonable risk
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government  Seeks to achieve high current income consistent      Alliance Capital Management L.P.
  Securities                         with relative stability of principal
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market             Seeks to obtain a high level of current income,      Alliance Capital Management L.P.
                                     preserving its assets and maintaining liquidity
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology               Seeks to achieve growth of capital. Current          Alliance Capital Management L.P.
                                     income is incidental to the Portfolio's objective
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                Seeks long-term growth of capital                    American Express Financial Corporation
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                          Seeks to achieve a high return through both          Alliance Capital Management L.P.
                                     appreciation of capital and current income           Capital Guardian Trust Company
                                                                                          Jennison Associates, LLC
                                                                                          Prudential Investments Fund Management LLC
                                                                                          Mercury Advisors
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity      Seeks long-term growth of capital                    Capital Guardian Trust Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                  Seeks a total return before expenses that            Alliance Capital Management L.P.
                                     approximates the total return performance of the
                                     S&P 500 Index, including reinvestment of dividends,
                                     at a risk level consistent with that of the
                                     S&P 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
EQ/High Yield                        Seeks to achieve a high total return through a       Alliance Capital Management L.P.
                                     combination of current income and capital
                                     appreciation
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value            Seeks capital appreciation                           Lazard Asset Management
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies     Seeks to provide long-term growth of capital         MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity       Seeks capital appreciation                           Putnam Investment Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------



Other important information about the Portfolios is included in the separate prospectus for EQ Advisors Trust attached at the end of this prospectus. We may add or delete Portfolios under the Funds.

GUARANTEED RATE ACCOUNTS


You can allocate contributions to the GRAs that provide principal and interest guarantees. These amounts become part of our general account assets. We discuss our general account under "More information" later in this Prospectus.

Certificate features


------
  14
--------------------------------------------------------------------------------

Currently, we offer GRAs with guarantee periods of one and three years. We may offer additional or different guarantee periods in the future.

New one-year and three-year guarantee periods are offered each calendar quarter. We announce a fixed interest rate for each guarantee period at least 10 days before the beginning of the quarter. Interest rates are set according to our procedures at the time. Thus, different interest rates may apply to different amounts in the GRAs. All interest rates are effective interest rates, reflecting daily compounding and the deduction of the participant service charge. The guaranteed annual rate of interest will never be less than 3%.

At the end of a guarantee period (the maturity date), unless you instruct us otherwise, we will automatically contribute the accumulated amount to a new guarantee period of similar duration. If we are offering no guarantee period of a similar duration, we will transfer the amount to the maturity period of the shortest duration we then offer.


You may allocate amounts in maturing guarantee periods to one or more other investment options by using the AIM System (see below). We must receive instructions before the maturity date. We will apply those instructions to all maturing guarantee periods until we receive other instructions.

The amount of your contributions to the GRAs is guaranteed by us (before deduction of any participant service charge). However, withdrawals and transfers out of a guarantee period before a maturity date, may be subject to a withdrawal charge. See "Charges and expenses" later in this Prospectus. For futher information regarding the GRAs, please see "The Guaranteed Rate Accounts" in the SAI.

ALLOCATING YOUR CONTRIBUTIONS


You may allocate your contributions to one or more, or all of the Funds or GRAs. Allocations must be in whole percentages, which you may change at any time in writing or by telephone using our AIM System. Changes are effective on the date we receive all necessary information. Allocation changes have no effect on amounts already invested.


OUR ACCOUNT INVESTMENT MANAGEMENT SYSTEM ("AIMS")

Participants may use AIMS to transfer between investment options, obtain account information, change the allocation of future contributions and maturing GRAs and hear investment performance information. To use AIMS, you must have a touch-tone telephone. We assign a personal security code ("PSC") number to you after we receive your completed enrollment form.

We have established procedures to reasonably confirm the genuineness of instructions communicated to us by telephone when using the AIMS. The procedures require personal identification information, including your PSC number, prior to acting on telephone instructions, and providing written confirmation of the transfers. Thus, we will not be liable for following telephone instructions we reasonably believe to be genuine.

A transfer request will be effective on the business day we receive the request if we receive it before the close of the business day. Otherwise the transfer request will be effective on the next business day. We will confirm all transfers in writing. We reserve the right to limit access to this service if we determine that you are engaged in a disruptive transfer activity such as "market timing." (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

Certificate features


------
  15
--------------------------------------------------------------------------------


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


If for any reason you are not satisfied with your Certificate, you may return it to us for a refund. To exercise this cancellation right, you must mail the Certificate directly to our Processing Office within 10 days after you receive it. In some states, this "free look" period may be longer.

Your refund will equal your contributions under the Certificate or, if greater, with respect to contributions allocated to the Funds, your account value, computed on the date we receive your Certificate.


We follow these same procedures if you change your mind before you receive your Certificate, but after you make a contribution. Please see "Tax information" later in this Prospectus and in the SAI for possible consequences of canceling your Certificate.


If you fully convert an existing Regular IRA Certificate to a Roth IRA Certificate, you may cancel your Roth IRA Certificate and return to a Regular IRA Certificate by following the instructions in the request for full conversion form available from our Processing Office.

Determining your Certificate's value


------
  16
--------------------------------------------------------------------------------


We credit the full amount of your contributions under your Certificate. At any time, the value of your Certificate is the "account balance" in the Funds and the GRAs to which you have allocated contributions. These amounts are subject to certain fees and charges that are reflected in your account balance, as applicable. See "Charges and expenses" later in this Prospectus.


We refer to the amount of the account balance attributable to the GRAs as their "cash value." The cash value of a GRA guarantee period reflects a withdrawal charge, as described below.


YOUR ACCOUNT BALANCE IN THE FUNDS


Your contributions to one or more of the Funds are, in turn, invested in shares of a corresponding Portfolio. The value of your interest in each Fund is measured by "units" that are purchased with your contributions. Your units will increase or decrease in value as though you had invested in the corresponding Portfolio's shares directly. Your account balance, however, will decrease by the amount of the fees and charges that we deduct under the Certificate. Your account balance will also decrease by the dollar amount of any withdrawals that you make.


We determine the number of units of a Fund you purchase by dividing the amount of your contribution by the Fund's unit value for the business day on which we receive your contribution. On any day, the value of your interest in a Fund equals the number of units credited to your Certificate under that Fund, multiplied by the value for one unit. The number of your units in any Fund does not change unless you make additional contributions, make a withdrawal, or transfer amounts between investment options.

YOUR ACCOUNT BALANCE IN THE GRAS


Your account balance in the GRAs, represented by their cash value, is equal to your contributions and transfers to those options, plus accrued interest, less withdrawals and transfers out of the GRAs and charge deductions. The cash value of your GRAs will be less any withdrawal charge that applies on withdrawals, including transfers, from any of your GRA guarantee periods prior to maturity. Thus, if you withdrew an amount from a GRA period, before the maturity date, we would pay you the cash value. Please see "The Guaranteed Rate Accounts" in the SAI for more information.


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Transferring your money among investment options


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At any time before the date annuity benefit payments begin, you can transfer some or all of your account balance among the investment options. Withdrawals or transfers from the GRAs before a maturity date are restricted and may be subject to a withdrawal charge. See "Charges and expenses" later in this Prospectus.

You may request a transfer by telephone using AIMS. Transfer requests should specify:

o    your Social Security number,


o    the amounts or percentages to be transferred, and

o    the investment options to and from which the amounts are to be transferred.


We will make transfers involving the Funds as of the business day we receive your transfer request and all necessary information if we receive your request before the close of the business day. Otherwise, we will make transfers involving the Funds on the next business day.


Transfers are permitted to and from the guarantee periods of the GRAs, but transfers may not be made from one guarantee period to another, nor during the "open period" in calendar quarters when new guarantee periods are offered for GRAs. In the case of trustee-to-trustee transfers during the open period, we will impose a withdrawal charge. Transfers from a GRA guarantee period, like withdrawals, may be subject to a withdrawal charge.

DISRUPTIVE TRANSFER ACTIVITY


You should note that the contract is not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity in all annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.



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WITHDRAWING YOUR ACCOUNT BALANCE


You can withdraw your account balance at any time before annuity benefits begin. Withdrawals from the GRAs will be withdrawals of cash value, giving effect to any withdrawal charge. No withdrawal charge applies to withdrawals from any of the Funds.


Partial withdrawals under a periodic distribution option are subject to certain restrictions that we describe below under "Choosing your retirement payout options." Distributions under TSA Certificates may also be subject to certain restrictions. For the tax consequences and restrictions relating to withdrawals see "Tax information" later in this Prospectus and in the SAI.


We will consider withdrawal requests that result in a total remaining account balance of less than $100 as a request to surrender your Certificate, unless you tell us otherwise.

Your request for a withdrawal should be in writing on our specified form. For a partial withdrawal, you must specify the investment options from which you want to take the withdrawal. Otherwise, we will withdraw from each investment option on a pro rata basis. If you request a full surrender, you must also send us your Certificate with the request. When we receive the information we require, the withdrawal or full surrender will become effective. If we receive only partial information, our Processing Office will contact you for complete instructions before processing your request.


SURRENDERING YOUR CERTIFICATE TO RECEIVE YOUR ACCOUNT BALANCE


You may surrender your Certificate to receive your account balance at any time before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request on our prescribed form at our Processing Office. We will determine your account balance on the date we receive the required information. All benefits under the Certificate will terminate as of that date.


You may receive your account balance in a single sum payment or apply all or part of it to one or both of the annuity payout options described under "Choosing your retirement payout options" below. For the tax consequences of surrenders, see "Tax Information" later in this Prospectus and in the SAI.

WHEN TO EXPECT PAYMENTS


Generally, we will fulfill requests for payments upon a withdrawal or surrender within seven calendar days after the date we receive all necessary information and documents we require in the circumstances. We may postpone such payments or application of proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a Fund's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect persons remaining in the Funds.


CHOOSING YOUR RETIREMENT PAYOUT OPTIONS


When you are ready to receive retirement benefits you have a choice of several options:

o    Single sum benefit payment.

o    Periodic distribution option.

o    Fixed full cash refund annuity.

o    Other forms of annuities we may offer.

If you choose a single sum benefit payment, your account value in the Funds and cash value in the GRAs will be applied to provide the benefit. The cash value may reflect a withdrawal charge.

The same amounts will be applied to provide a periodic distribution option or the fixed full cash refund annuity under the Certificate, or any other optional fixed annuity we may offer. However, if you elect a periodic distribution or annuity, no withdrawal charge will be imposed on amounts derived from the GRAs.


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ANNUITY PAYOUT OPTIONS


You can choose from among the following annuity payout options:


FULL CASH REFUND ANNUITY. This is the "normal form of annuity benefit." It provides a fixed annuity for the lifetime of the annuitant. The participant's beneficiary will receive a cash refund if, at the participant's death, the total annuity payments do not equal the amount that we applied to provide the annuity. This refund equals the difference between the amount applied to purchase the annuity and the annuity payments actually received.


Once fixed payments begin, the amount of each payment does not change. We determine the minimum amount from tables in the Certificate that show monthly payments for each $1,000 applied (after deduction of any applicable tax charges and the annuitization fee). If our group annuity rates for payment of proceeds or our rate for single premium immediate annuities then in effect produces a larger payment, we pay the larger benefit. We may change the amount of monthly payments shown in Certificates for new participants.


PERIODIC DISTRIBUTION OPTION. An annuity option that pays out your entire account balance in monthly, quarterly, semi-annual or annual installment payments over a period of at least three years, as you or your beneficiary choose. The payout period may not generally exceed applicable life expectancy limitations, as described in "Tax information" in the SAI.


To calculate the amount of each payment, you specify a dollar amount or a time period. If a time period, we determine the amount of a payment by dividing the remaining account balances by the number of remaining payments. We make withdrawals pro-rata from each investment option. Currently, we distribute periodic payments from the GRAs without withdrawal charges. We retain the right to suspend these distributions from the GRAs in the future.

We require an initial monthly payment of at least $50 under the periodic distribution option. After payments begin, you may continue to transfer amounts among the investment options, according to our rules. By written notice, you may make a partial withdrawal or elect to stop the periodic distribution payments and receive your remaining account balance in a single sum.


OTHER ANNUITIES OR OPTIONAL RETIREMENT BENEFITS. You may elect forms of fixed annuities, other than the normal form of annuity benefit, we offer, including joint and survivor annuities. Payments under life or joint life annuities that do not specify a minimum distribution period terminate with the death of the last surviving annuitant.


You may specify a minimum distribution period under which benefits continue to a beneficiary. You may not specify a minimum distribution period that is greater than your life expectancy or the life expectancy of the beneficiary. If the beneficiary is someone other than your spouse, payments to the surviving beneficiary are limited as the Proposed Treasury Regulations provide.

Once a life annuity takes effect, the annuitant may not redeem or change it to any other form of benefit. If payment under an annuity continues to a beneficiary, the beneficiary will have the right to redeem the annuity for its commuted value. An annuity payout is available only if the amount applied to pay the annuity is $2,000 or more and results in an initial payment of at least $20.

If you are participating under a TSA program and have not chosen a retirement benefit the normal form of annuity will be provided unless the TSA provides otherwise. Under certain TSAs you may be required to elect a joint and survivor annuity payout unless your spouse consents in writing to a different election.

You can choose the date annuity payments are to begin. This is your "retirement date." If you do not advise us of your retirement date, we will assume that it is the date you attain age 65. You can change your retirement date in writing, but the date must be the first day of a calendar month. Also, that date may not be later than the date applicable for the type of qualified plan in which you use the Certificate.


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If you have not already selected a form of annuity payout, we will send you a form on which you may do so or confirm that the normal form of annuity is to be provided. We will send the form six months before your retirement date. Your account balance will remain invested until we receive your instructions. Once you have selected a payout option and payments have begun, you may make no further change.

The amount of the annuity payments will depend on:

o    the amount applied to purchase the annuity,

o    the type of payout option you choose, and,

o in the case of a life annuity, your age (or your and your joint annuitant's ages) and in certain instances, gender.

Charges and expenses

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CHARGES THAT EQUITABLE LIFE DEDUCTS


We deduct the charges described below during the accumulation period, or if you elect either the fixed annuity option or the periodic distribution option. We will not increase these charges for the life of your Certificate, except as noted.


PARTICIPANT SERVICE CHARGE


On the last day of each calendar quarter, we charge your account balance to reimburse us for certain administration expenses under the Certificates, such as salaries and other overhead costs, travel, legal, actuarial and accounting costs. The charge is up to $15 per year for SEP and SIMPLE IRA Certificates, and up to $30 per year for Regular IRA, Roth IRA, and TSA Certificates. We deduct these charges from the amounts held in the investment options in accordance with our administrative procedures then in effect.

The participant service charge applicable to a Certificate depends on several factors. It will vary depending on:


o whether contributions are made by payroll deduction or direct contribution, and


o the number of participants contributing through the same payroll deduction facility or group, and the total contributions that we receive from an affiliated group, and the nature of the group purchasing the Certificates, and the extent to which an employer provides services that we would otherwise provide, and other circumstances that may have an impact on administrative expenses.

We reserve the right to change the participant service charge on advance written notice, or to impose the charge on a less or more frequent basis. In no case, will the charge exceed $30 per year.


ADMINISTRATION CHARGE


We impose a daily charge at the annual rate of 0.25% of the net assets of each Fund. The charge is to reimburse us for administration expenses not covered by the participant service charge. We reflect this charge in the computation of unit values for each Fund.


OTHER EXPENSES


We also charge certain additional costs and expenses directly to the Funds. These include, among other things, certain expenses we incur in the operation of the Funds, taxes, interest, SEC charges, and certain related expenses including printing of registration statements and amendments, outside auditing and legal expenses and recordkeeping.

We reflect these expenses in the unit values for each Fund.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us such as state premium taxes in your state. Generally, we deduct the charge from the amount applied to provide the annuity payout option. If the periodic distribution is elected we will deduct the charge from each payment when made. No charge is applied if you elect a single sum payment. The current tax charge varies by state and ranges from 0% to 1% (the rate is 1% in Puerto Rico).


CHARGES THAT EQ ADVISORS TRUST DEDUCTS

EQ Advisors Trust deducts the following types of fees and expenses:


o    Investment advisory fees ranging from 0.25% to 0.82%.

o 12b-1 fees of 0.25% applicable to Class IB shares (see "More Information" later in this Prospectus).


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o    Investment-related expenses, such as brokerage commissions.


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Charges and expenses


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These expenses are reflected in the daily share price of each Portfolio. For more information about the calculation of these expenses, including applicable expense limitations, please refer to the prospectus of the Trust.

CERTAIN EXPENSE LIMITATIONS


We will reimburse the Funds named below for certain expenses they incur in any calendar year, as follows:


EQ/ALLIANCE MONEY MARKET, EQ/ALLIANCE COMMON STOCK, EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES AND EQ/BALANCED FUNDS


The types of expenses included are:

o Investment advisory fees and certain other expenses attributable to assets of the Funds invested of the corresponding Portfolio.

o    Administration expenses that the Funds bear directly.

The expenses subject to reimbursement do not include the following Portfolio expenses: interest, taxes, brokerage, and extraordinary expenses permitted by appropriate state regulatory authorities.

The annual expense limitations, above which we will reimburse the Funds, are:

o    1% of the EQ/Alliance Money Market Fund's average daily net assets.


o 1.5% of the EQ/Alliance Common Stock, EQ/Alliance Intermediate Government Securities and EQ/Balanced Funds' respective average daily net assets.

We cannot change these expense limitations without the Participant's consent.

EQ/HIGH YIELD, EQ/AGGRESSIVE STOCK AND EQ/ALLIANCE GLOBAL FUNDS


We reimburse these Funds for their aggregate expenses in excess of 1.5% of the value of their respective average daily net assets. We may change this voluntary expense limitation at our discretion.


EQ/ALLIANCE MONEY MARKET AND EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
FUNDS

If the amount of the management fees charged to the Portfolio exceeds 0.35% of its average daily net asset value, we will reimburse the corresponding Fund for such excess. This expense limitation is a contractual right for participants who enrolled before May 1, 1987, and cannot be changed without the consent of those participants. We have voluntarily agreed to put in place this expense limitation for participants who enrolled after May 1, 1987, and we reserve the right to discontinue this voluntary limitation at any time.

LIFE ANNUITY ADMINISTRATIVE CHARGE


If you elect the fixed annuity option under the Certificate, at retirement we will deduct up to $350 from the amount applied to purchase the annuity. This amount is designed to reimburse us for administrative expenses we incur in processing the application for the annuity and issuing each monthly payment. The specific amount of the charge will depend on your date of enrollment. We may give you a better annuity purchase rate than those currently guaranteed in the Certificates. In that case, the annuity administrative charge may be greater than $350, unless we otherwise provide in your Certificate.


SEP AND SIMPLE ENROLLMENT FEE


We charge a non-refundable fee of $25 upon the enrollment of each Participant in a SEP or SIMPLE IRA. We collect the fee from the employer, or we deduct it from the first contribution.


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Charges and expenses


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GUARANTEED RATE ACCOUNTS WITHDRAWAL CHARGE


We impose a charge on withdrawals or transfers before the maturity of a GRA guarantee period. The charge is 7% of the amount withdrawn or transferred during the guarantee period, or, if less, the accumulated interest. The charge, however, does not apply:


o    at maturity of the GRA guarantee period,

o    to withdrawals due to death or disability,

o    when the periodic distribution installment option is elected, or


o    when an annuity retirement option is elected.

However, the withdrawal charge applies to any other pre-maturity withdrawals at retirement.



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Payment of death and disability benefit


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YOUR BENEFICIARY AND PAYMENT OF DEATH BENEFIT

You designate your beneficiary when you apply for your Certificate. You may change your designation by writing to our Processing Office. You may be limited as to the beneficiary you can designate in the TSA Certificate.


The death benefit is equal to your account balance. We determine the amount of the death benefit as of the date we receive satisfactory proof of death and any required instructions as to the method of payment.


WHEN THE PARTICIPANT DIES BEFORE DISTRIBUTIONS BEGIN


If you die before distributions begin, we will pay the death benefit to your beneficiary.

If the designated beneficiary is your surviving spouse, the distribution of the account balance may begin at the earlier of (a) the date you would have attained age 70 1/2 or (b) the date the surviving spouse elects payment to commence. Depending on your election, we will pay the death benefit as a single sum, in periodic installments, as an annuity or as a combination of the three. If no death benefit election is in effect, the beneficiary may elect a single sum or an alternate form of benefit payment.


WHEN THE PARTICIPANT DIES AFTER THE RETIREMENT DATE


If you die after distributions begin, the amount and payment mode of the distributions may continue to the beneficiary on the same basis as before your death, subject to minimum distribution rules.


DISABILITY PAYMENT


In the case of disability (refer to your certificate for a definition of disability) before your retirement date, we will pay you the account balance. TSA plans may be subject to certain restrictions.





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Tax information


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TAX CHANGES

United States federal income tax rules include the laws in the Internal Revenue Code (the "Code") and Treasury Department Regulations, and Internal Revenue Service interpretations of the Code. These tax rules may change. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax, and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract may be subject to gift or estate taxes. You should not rely on this document, but should consult your tax adviser before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA began to be effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code
Section 401. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as selection of investment funds and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


Further discussion of tax aspects of TSA, Regular IRA, Roth IRA, SEP and SIMPLE IRA contributions, distributions and other matters is available in the SAI.


TAX-SHELTERED ANNUITY ARRANGEMENTS ("TSAS")

If you are an employee of a public educational institution or a tax-exempt organization described in Code Section 501(c)(3), your employer may purchase a TSA for you. Contributions to the TSA, whether they are made by your salary reduction or non-elective employer contributions, are not taxable to you, subject to annual limitations. Subject to the terms of your employer's plan, you may be eligible to make contributions of funds rolled over from other eligible retirement plans, including TSAs, regular IRAs, qualified plans and governmental employer 457(b) plans. The types of contributions and limits are discussed in the SAI. Annuity payments, withdrawals or surrenders of the TSA are generally taxable to you. Premature withdrawals may be subject to an additional 10% penalty on the taxable amount. In addition, amounts attributable to salary reduction contributions cannot be distributed before you reach age




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Tax information


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59 1/2, death, disability, severance from employment or hardship. In the event of hardship, only the salary reduction contributions can be distributed.

Further discussion of TSA tax information is in the SAI.


INDIVIDUAL RETIREMENT ANNUITIES (REGULAR AND ROTH IRAS)


You may make compensation-based contributions, subject to annual limitations, to individual retirement arrangements. For both Regular and Roth IRAs, you must have compensation at least equal to the amount of the contribution. Generally, $3,000 is the maximum amount of annual contributions you may make to all of your Regular and Roth IRA for 2002. You may deduct all or a part of your contribution to a Regular IRA depending on your income for the year. In some cases you may be eligible for a "Saver's Tax Credit."

If you are at least age 50 at any time during calendar year 2002, you may be eligible to make an additional "catch-up contribution" of up to $500 to your Regular IRA or Roth IRA for 2002.

You may make contributions to a Regular IRA until the year you reach age 70 1/2. You may make contributions to a Roth IRA even after age 70 1/2, if you have compensation and your income is within specified federal income tax limits. These limits do not apply to rollover or custodian-to-custodian contributions into either kind of IRA. You and your nonworking spouse can together contribute, annually, an aggregate maximum of $6,000 to Regular and Roth IRAs for you and your spouse (but no more than $3,000 to any one IRA certificate).

You may be able to contribute more if you are eligible to make catch-up contributions described above.

Income credited to Regular IRAs is generally not taxable until you get a distribution from the Certificate. Distributions from Regular IRAs are generally fully taxable as ordinary income. Roth IRA distributions are not taxable until all contributions to all of your Roth IRAs are recovered. After recovery of contributions, distributions are taxable. Beginning in 2003, in certain circumstances, Roth IRA distributions may be eligible to be fully non taxable. The taxable portion of certain early withdrawals from Regular and Roth IRAs may be subject to an additional 10% federal income tax penalty.

Further discussion of IRA tax information is in the SAI.

IRAS UNDER SIMPLIFIED EMPLOYEE PENSION PLANS (SEPS AND SIMPLES)

An employer can establish a SEP for its employees and can make contributions to a SEP for each eligible employee. A Regular IRA funding a SEP is like other IRAs. If you are an eligible employee, you own the SEP. Most of the rules applicable to Regular IRAs also apply. One major difference is the amount of permissible contributions. Under contribution limits effective in 2002, an employer can annually contribute an amount for an employee up to the lesser of $40,000 or 25% of the employee's compensation. The employer makes this determination without taking into account its contribution to the employee's SEP. This limit may be further adjusted for cost of living changes in future years.


An eligible employer may establish a "SIMPLE" plan to contribute to special individual retirement accounts or individual retirement annuities for its employees (SIMPLE IRAs). A SIMPLE IRA is a form of IRA, which the employee owns. Generally, the rules applicable to Regular IRAs discussed above apply, with certain differences, as follows:


o the employee salary reduction contribution is limited (up to $7,000 in 2002; this salary reduction limit is scheduled to increase by $1,000 annually until the limits reach $10,000 in 2005 and may be further adjusted for cost of living changes in future years;)

o if the plan permits, an individual at least age 50 at any time during 2002 can make up to $500 additional salary reduction contributions for 2002;



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o    the employer must make contributions, generally a dollar-for-dollar, up to
     3% of the employee's compensation or a 2% non-elective contribution to all eligible employees; and


o employees who have not participated in the employer's SIMPLE IRA plan for at least two full years may be subject to an increased penalty tax on withdrawals or transfers of SIMPLE IRA funds.


Further discussion of SEP and SIMPLE tax information is in the SAI.



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More information


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ABOUT EQUITABLE LIFE


We are The Equitable Life Assurance Society of the United States, a New York stock life insurance company. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial Inc. (previously The Equitable Companies Incorporated). The sole shareholder of AXA Financial Inc. is AXA, a French insurance holding company for an international group of insurance and related financial services companies. As the sole shareholder, and under its other arrangements with Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No other company other than Equitable Life has any legal responsibility to pay amounts that Equitable Life owes under the Certificates.

AXA Financial Inc. and its consolidated subsidiaries managed approximately $481.0 billion in assets as of December 31, 2001. For over 100 years we have been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


ABOUT SEPARATE ACCOUNT NO. 301

Each Fund is a subaccount of our Separate Account No. 301. We established Separate Account No. 301 in 1981 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our Separate Account No. 301 for owners of our variable annuity contracts, including the Certificates. The results of Separate Account No. 301's operations are accounted for without regard to our other operations. We are the legal owner of all of the assets in Separate Account No. 301 and may withdraw any amounts that exceed our reserves and other liabilities with respect to the Funds under our contracts.

Separate Account No. 301 is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account No. 301.

Each subaccount (Fund) within Separate Account No. 301 invests solely in Class IA or Class IB shares, respectively, issued by the corresponding Portfolio of EQ Advisors Trust.

We reserve the right, subject to compliance with laws that apply, to:

(1) add Funds to, or to remove Funds from, Separate Account No. 301, or to add other separate accounts;

(2)  combine any two or more Funds;

(3) transfer the assets we determine to be the shares of the class of contracts to which the Certificates belong from any Fund to another Fund;

(4) operate Separate Account No. 301 or any Fund as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 301 or a Fund directly);

(5)  deregister Separate Account No. 301 under the Investment Company Act of
     1940;

(6)  restrict or eliminate any voting rights as to Separate Account No. 301; and

(7) cause one or more Funds to invest some or all of their assets in one or more other trusts or investment companies.

ABOUT EQ ADVISORS TRUST

EQ Advisors Trust is registered under the Investment Company Act of 1940 and is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors Trust issues different series of shares relating to each portfolio.

Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services

More information


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  29
--------------------------------------------------------------------------------

of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life, served as investment manager to EQ Advisors Trust.)

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (including EQ/Aggressive Stock and EQ/Balanced) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust.


EQ Advisors Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about EQ Advisors Trust, the Portfolio investment objectives, policies, restrictions, risks, expenses, the Rule 12b-1 plan relating to the Class IB shares and other aspects of the Trust's operations, appears in the prospectus for EQ Advisors Trust attached at the end of this prospectus or in its SAI, which is available upon request.

ABOUT THE GENERAL ACCOUNT


Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed rate options, and our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933. The general account is not an investment company under the Investment Company Act of 1940.



We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to general accounts, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


COMBINATION OF CERTAIN INVESTMENT OPTIONS


Interests in the EQ/Putnam International Equity and EQ/Capital Guardian U.S. Equity (the "surviving options") replaced or will replace interests in the EQ/T. Rowe Price International Stock and EQ/AXP New Dimensions investment options, respectively (the "replaced options"), and these options are or will no longer be available. At the time of the replacement, all the assets that are in the replaced options are moved into the surviving options. After the replacement, any allocation elections to the replaced options will then be considered as allocation elections to the surviving options. The effective date for the replacement of EQ/T. Rowe Price International Stock investment option was April 26, 2002, therefore, references to it have been omitted from the fee table, the expense examples and the investment performance. The replacement of EQ/AXP New Dimensions investment option will be on or about July 12, 2002, subject to shareholder vote. We will notify you if this replacement does not take place.

DATES AND PRICES AT WHICH CERTIFICATE EVENTS OCCUR


We describe below the general rules for when, and at what prices, events under your Certificate will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our business day is generally any day that the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m., Eastern Time for purposes of determining the date when we apply contributions and process any other transaction

More information


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  30
--------------------------------------------------------------------------------

requests. We will apply contributions and process any other transaction requests when we receive them along with all the required information.


If your contribution, transfer or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. Eastern Time on a business day, we will use the next business day.

CONTRIBUTIONS AND TRANSFERS

o We invest contributions allocated to the Funds at the value next determined after the close of the business day.

o Contributions allocated to a GRA will receive the interest rate for that GRA in effect for that business day.

o We will make transfers to or from Funds at the value next determined after the close of the business day.

o Transfers to a GRA will be based on the interest rate for that GRA in effect for the business day of the transfer.

ABOUT YOUR VOTING RIGHTS


As the owner of the shares of EQ Advisors Trust, we have the right to vote on certain matters involving the Portfolios, such as:

o    The election of trustees.

o    The formal approval of independent auditors selected for EQ Advisors Trust.

o Any other matters described in the prospectus for EQ Advisors Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give Certificate owners the opportunity to instruct us how to vote the number of shares attributable to their Certificates if a shareholder vote is taken. If we do not receive instructions in time from all Certificate owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that Certificate owners vote.


VOTING RIGHTS OF OTHERS


Currently, we control EQ Advisors Trust. EQ Advisors Trust shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of EQ Advisors Trust are held by separate accounts of insurance companies affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the Certicate owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of EQ Advisors Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our Certificate owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT NO. 301 VOTING RIGHTS


If actions relating to Separate Account No. 301 require Certificate owner approval, Certificate owners will be entitled to one vote for each unit they have in the Funds. We will cast votes attributable to any amounts we have in the Funds in the same proportion as votes cast by Certificate owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT THE GROUP ANNUITY CONTRACTS


The Certificates are issued under group annuity contracts between us and Chase Manhattan Bank, N.A. ("Chase"), whose sole purpose is to serve as a party to the group annuity contracts. Chase has no responsibility for the administration of any of the retirement programs described

More information


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  31
--------------------------------------------------------------------------------

in this prospectus, for payments to the investment options or to Participants, or for any other duties other than to serve as the group annuity contractholder.


IRS DISQUALIFICATION

If a retirement program funded by the Certificates is found not to qualify under the Code, we may terminate the Certificate and pay the participant, plan trustees or other designated person, the account balance. We will, however, make a deduction for any federal income tax payable by us because of the non-qualification.

ABOUT LEGAL PROCEEDINGS


Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account No. 301, our ability to meet our obligations under the Certificates, or the distribution of the Certificates.


ABOUT OUR INDEPENDENT ACCOUNTANTS

The financial statements of Separate Account No. 301 as of December 31, 2001 and for each of the two years in the period ended December 31, 2001, and the consolidated financial statements of Equitable Life as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001 have been so included in the SAI, and incorporated by reference in the Prospectus, in reliance upon the reports of PricewaterhouseCoopers LLP, independent accountants, given upon their authority as experts in accounting and auditing.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING


You cannot assign or transfer ownership of a Regular IRA, Roth IRA, TSA, SEP, or SIMPLE Certificate except by surrender to us. Loans are not available and you cannot assign Regular IRA, Roth IRA, TSA, SEP, and SIMPLE Certificates as security for a loan or other obligation.

You may direct the transfer of account balances under your Regular IRA, Roth IRA, TSA, SEP, or SIMPLE Certificate to another similar arrangement. We can impose a withdrawal charge if one applies.

UNDERWRITER


AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc. and an affiliate of Equitable Life, performs all sales functions for the Certificates and may be deemed to be the principal underwriter of Separate Account No. 301. AXA Advisors is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104.

REPORTS AND ADDITIONAL INFORMATION


Before payments start under your Certificate, we will send you, at least annually, a report showing as of a specified date: (1) the number of units you have credited to each Fund, (2) the unit values, (3) your account balance in each Fund and GRA and the total balance and (4) the cash values of your GRAs. Similar reports will be sent to you if you are receiving payments under the periodic distribution option. All transactions will be individually confirmed.

As required by the Investment Company Act of 1940, each participant will be sent, semi-annually, a report containing financial statements and a list of the securities held by each Portfolio.

As permitted by the SEC's rules, we omitted certain portions of the registration statement filed with the SEC from this prospectus and SAI. You may obtain the omitted information by: (1) requesting a copy of the registration statement from the SEC's principal office in Washington, D.C., and paying prescribed fees, or
(2) by accessing the EDGAR Database at the SEC's Website at http://www.sec.gov.

Investment performance

------
  32
--------------------------------------------------------------------------------

We provide the following tables to show two different measurements of the investment performance of the Funds. We include these tables because they may be of general interest to you. THE RESULTS SHOWN REFLECT PAST PERFORMANCE. THEY DO NOT INDICATE HOW THE FUNDS MAY PERFORM IN THE FUTURE. THEY ALSO DO NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.

Tables 1 and 2 show the rates of return of the Funds on a year-by-year and an annualized basis. These tables take into account all asset-based charges under the Certificate, but do not reflect the participant service charge. The results shown are based on the actual historical investment experience of the Portfolio in which the Fund invests.


Historical results are presented for all funds for the periods during which the funds were available under the contract. No historical results are presented for the AXP New Dimensions, EQ/Alliance Technology, EQ/Capital Guardian U.S. Equity or the EQ/Putnam International Equity Portfolio because they first became available after December 31, 2000.


BENCHMARKS

Table 2 compares the performance of the Funds to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect any Certificate charges. Comparisons with these benchmarks, therefore, may be of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income. The benchmarks include:

EQ/ALLIANCE MONEY MARKET:


Salomon Brothers Three-Month T-Bill Index.

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES:

Lehman Intermediate Government Bond Index.

EQ/ALLIANCE GROWTH AND INCOME:

Russell 1000 Value Index.


EQ/ALLIANCE COMMON STOCK:

Standard & Poor's 500 Index.


EQ/AGGRESSIVE STOCK:

Russell 3000 Growth Index.

EQ/ALLIANCE GLOBAL:

Morgan Stanley Capital International (MSCI) World Index.

EQ/ALLIANCE GROWTH INVESTORS:

70% Standard & Poor's 500 Index/30% Lehman Aggregate Bond Index.

EQ/ALLIANCE TECHNOLOGY

NASDAQ Composite

EQ/AXP NEW DIMENSIONS

Standard & Poor's 500 Index.

EQ/MFS EMERGING GROWTH COMPANIES:

Russell 1000 Growth Index.

EQ/EQUITY 500 INDEX:


Standard & Poor's 500 Index.


EQ/BALANCED:

50% S&P 500 Index and 50% Lehman Aggregate Index.

EQ/CAPITAL GUARDIAN U.S. EQUITY:

Standard & Poor's 500 Index.

EQ/HIGH YIELD:

Credit Suisse First Boston (CSFB) Global High Yield Index.

Investment performance


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  33
--------------------------------------------------------------------------------


EQ/LAZARD SMALL CAP VALUE:

Russell 2000 Value Index.

EQ/PUTNAM INTERNATIONAL EQUITY:

MSCI EAFE Index.


TABLE 1

ANNUAL PERCENT CHANGES IN UNIT VALUE





--------------------------------------------------------------------------------------------------------
                                                                PERIODS ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------
                                                    1992      1993         1994         1995      1996
--------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock ............................     3.8%     16.0%        (4.1)%       30.9%     21.6%
EQ/Alliance Common Stock .......................     2.7%     24.4%        (2.6)%       31.9%     23.8%
EQ/Alliance Global .............................    (1.3)%    31.3%         4.9%        18.2%     14.0%
EQ/Alliance Growth and Income ..................       -         -         (1.2)%(a)    23.1%     19.2%
EQ/Alliance Growth Investors ...................       -         -         (3.1)%(a)    24.9%     11.6%
EQ/Alliance Intermediate Government Securities .     4.9%     10.0%        (4.3)%       13.0%      3.4%
EQ/Alliance Money Market .......................     3.0%      2.5%         3.8%         5.3%      4.9%
EQ/Balanced ....................................    (3.3)%    11.9%        (8.1)%       19.2%     11.2%
EQ/Equity 500 Index ............................       -         -            -            -         -
EQ/High Yield ..................................    11.3%     22.3%        (3.5)%       19.2%     22.0%
EQ/Lazard Small Cap Value ......................       -         -            -            -         -
EQ/MFS Emerging Growth Companies ...............       -         -            -            -         -

--------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                 PERIODS ENDED DECEMBER 31
------------------------------------------------------------------------------------------------------------
                                                    1997         1998         1999       2000        2001
------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock ............................    10.3%       (0.2)%        18.4%     (13.44)%    (26.2)%
EQ/Alliance Common Stock .......................    28.7%       28.9%         24.8%     (14.37)%    (10.9)%
EQ/Alliance Global .............................    11.0%       21.2%         37.9%     (18.97)%    (20.7)%
EQ/Alliance Growth and Income ..................    26.1%       20.2%         18.1%       8.34%      (1.7)%
EQ/Alliance Growth Investors ...................    15.8%       18.3%         25.8%      (7.32)%    (13.1)%
EQ/Alliance Intermediate Government Securities .     6.9%        7.4%         (0.2)%      9.04%       7.4%
EQ/Alliance Money Market .......................     5.0%        4.9%          4.6%       5.82%       3.4%
EQ/Balanced ....................................    14.5%       17.6%         17.4%      (1.55)%     (2.5)%
EQ/Equity 500 Index ............................       -           -             -           -      (12.7)%
EQ/High Yield ..................................    17.8%       (5.7)%        (4.2)%    (10.52)%      0.6%
EQ/Lazard Small Cap Value ......................       -        (8.8)%(b)      1.3%      17.98%      17.2%
EQ/MFS Emerging Growth Companies ...............       -         9.4% (b)     72.9%     (19.20)%    (34.4)%
------------------------------------------------------------------------------------------------------------



(a) From May 1, 1994, the date contributions were first allocated to these Funds.

(b) From July 1, 1998, the date contributions were first allocated to these Funds.

Rates of return are time weighted and include reinvestment of investment income including interest and dividends. The annualized rate assumes an investment of the same amount invested at the beginning of each year with the percentage demonstrating the effective annual rate over the period shown.

PAST PERFORMANCE IS NOT A GUARANTEE OR INDICATION OF FUTURE PERFORMANCE. NO PROVISIONS HAVE BEEN MADE FOR THE EFFECT OF TAXES ON INCOME AND GAINS, OR ANY TAX PENALTIES, UPON DISTRIBUTION.

Investment performance


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  34
--------------------------------------------------------------------------------


TABLE 2
ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 2001



-------------------------------------------------------------------------------------------------------------------------------
                                                                                                             DATE OF
                                           1 YEAR     3 YEARS     5 YEARS     10 YEARS    SINCE INCEPTION   INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK ....................   (26.17)%    (8.87)%     (3.58)%       3.52%           8.55%        6/1/87
-------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK................   (10.92)%    (1.64)%      9.56%       12.35%          15.12%        2/5/82
-------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GLOBAL .....................   (20.67)%    (3.93)%      3.57%        8.10%           8.05%        6/2/87
 Morgan Stanley Capital
  Int'l World Index ....................   (16.82)%    (3.37)%      5.37%        8.06$            N/A*
-------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GOVERNMENT
  SECURITIES ...........................     7.37%      5.31%       6.04%        5.62%           9.09%        2/5/82
 Lehman Intermediate Gov't
  Bond Index ...........................     8.42%      6.37%       7.06%        6.65%            N/A*
-------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND
  INCOME ...............................    (1.65)%     7.97%      13.79%           -           14.24%        5/1/94
 Russell 1000 Value Index ..............    (5.59)%     2.74%      11.13%       14.16%            N/A*
-------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH
  INVESTORS (1) ........................   (13.05)%     0.47%       6.80%           -            8.69%        5/1/94
 70% S&P 500/30% Lehman
  G/C Bond Index .......................    (5.72)%     1.33%      10.08%       11.44%            N/A*
-------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE MONEY MARKET ...............     3.36%      4.58%       4.73%        4.31%           6.09%        2/5/82
 Salomon Bros. 3-Month
  T-Bill Index .........................     4.09%      4.92%       5.01%        4.70%            N/A*
-------------------------------------------------------------------------------------------------------------------------------
EQ/BALANCED ............................    (2.48)%     4.06%       8.71%        7.14%          11.95%        2/5/82
 50% S&P 500/50%
  Lehman Aggregate Bond
  Index ................................    (1.67)%     2.95%       9.50%       10.31%            N/A*
-------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX ....................   (12.66)%        -           -            -          (22.45)%      10/6/00
 Standard & Poor's 500
  Index ................................   (11.88)%    (1.03)%     10.70%       12.94%            N/A*
-------------------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD ..........................     0.64%     (4.79)%     (0.83)%       6.25%           6.59%        6/2/87
 CSFB Global High Yield Index                5.80%      1.18%       3.25%        7.84%            N/A*
-------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE ..............    17.21%     11.89%          -            -            7.26%        7/1/98
 Russell 2000 Value Index ..............    14.03%     11.32%      11.21%       15.12%            N/A*
-------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH
  COMPANIES ............................   (34.35)%    (2.84)%         -            -            0.09%        7/1/98
 Russell 3000 Growth Index .............   (19.62)%    (5.85)%      7.72 %      10.41%            N/A*
-------------------------------------------------------------------------------------------------------------------------------



(1)  As of May 1, 2002, S&P 500/Lehman Aggregate Bond Index (70%/30%).


*    Not Available.

Rates of return as are time weighted and include reinvestment of investment income including interest and dividends. The annualized rate assumes an investment of the same amount invested at the beginning of each year with the percentage demonstrating the effective annual rate over the period shown.

PAST PERFORMANCE IS NOT A GUARANTEE OR INDICATION OF FUTURE PERFORMANCE. NO PROVISIONS HAVE BEEN MADE FOR THE EFFECT OF TAXES ON INCOME AND GAINS, OR ANY TAX PENALTIES, UPON DISTRIBUTION.

Appendix I: Condensed financial information


-------
  A-1

--------------------------------------------------------------------------------

The following table shows the unit values and number of units outstanding, as of the applicable date each Fund was first available under the Certificates and the last business day of the periods shown.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2001.




------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------
                                                     1992        1993        1994        1995        1996
------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK
 Unit Value .................................... $22.54      $26.14      $24.95      $32.67      $ 39.73
 Number of units outstanding (000's) ...........    156         125         141         190          187
------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK
 Unit Value .................................... $52.97      $65.89      $64.13      $84.56      $104.68
 Number of units outstanding (000's) ...........    736         715         694         673          692
------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GLOBAL
 Unit Value .................................... $14.01      $18.40      $19.25      $22.76      $ 25.95
 Number of units outstanding (000's) ...........     55         153         195         201          214
------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND INCOME
 Unit Value ....................................      -           -      $ 9.92      $12.21      $ 14.55
 Number of units outstanding (000's) ...........      -           -         105         134          231
------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH INVESTORS
 Unit Value ....................................      -           -      $ 9.79      $12.23      $ 13.64
 Number of units outstanding (000's) ...........      -           -          37          93          105
------------------------------------------------------------------------------------------------------------
EQ HIGH YIELD
 Unit Value .................................... $15.40      $18.84      $18.18      $21.67      $ 26.45
 Number of units outstanding (000's) ...........     53          78          80          87          107
------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE
  GOVERNMENT SECURITIES
  Unit value ................................... $34.34      $37.77      $36.13      $40.82      $ 42.20
  Number of units outstanding (000's)...........    184         188         166         153          130
------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE MONEY MARKET
 Unit Value .................................... $ 21.93     $22.48      $23.32      $24.55      $ 25.77
 Number of units outstanding (000's) ...........  1,301       1,035       1,028         850          804
------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE TECHNOLOGY
 Unit Value ....................................      -           -           -           -            -
 Number of units outstanding (000's) ...........      -           -           -           -            -
------------------------------------------------------------------------------------------------------------
EQ/AXP NEW DIMENSIONS
  Unit Value ...................................      -           -           -           -            -
  Number of units outstanding (000's)                 -           -           -           -            -
------------------------------------------------------------------------------------------------------------
EQ/BALANCED
 Unit Value .................................... $45.92      $51.38      $47.03      $56.07       $62.36
 Number of units outstanding (000's) ...........    827         756         681         617          559
------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
 Unit Value ....................................      -           -           -           -            -
 Number of units outstanding (000's) ...........      -           -           -           -            -
------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE
 Unit Value ....................................      -           -           -           -            -
 Number of units outstanding (000's) ...........      -           -           -           -            -
------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH COMPANIES
 Unit Value ....................................      -           -           -           -            -
 Number of units outstanding (000's) ...........      -           -           -           -            -
------------------------------------------------------------------------------------------------------------
EQ/T. ROWE INTERNATIONAL STOCK
 Unit Value ....................................      -           -           -           -            -
 Number of units outstanding (000's) ...........      -           -           -           -            -
------------------------------------------------------------------------------------------------------------











---------------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                               -----------------------------------------------------------  INCEPTIOM
                                                   1997        1998        1999        2000        2001       DATE
---------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK                                                                                        6/2/87
 Unit Value .................................. $ 43.83     $ 43.73     $ 51.79     $ 44.83     $ 33.10
 Number of units outstanding (000's) .........     201         199         141         145         141
---------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK                                                                                   6/1/87
 Unit Value .................................. $134.77     $173.65     $216.64     $185.51     $165.26
 Number of units outstanding (000's) .........     678         666         637         590         542
---------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GLOBAL                                                                                         6/2/87
 Unit Value .................................. $ 28.80     $ 34.89     $ 48.12     $ 38.99     $ 30.93
 Number of units outstanding (000's) .........     206         196         187         189         160
---------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND INCOME                                                                              5/1/94
 Unit Value .................................. $ 18.35     $ 22.06     $ 26.06     $ 28.23     $ 27.77
 Number of units outstanding (000's) .........     324         344         346         358         362
---------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH INVESTORS                                                                               5/1/94
 Unit Value .................................. $ 15.80     $ 18.69     $ 23.52     $ 21.80     $ 18.96
 Number of units outstanding (000's) .........     126         133         137         153         157
---------------------------------------------------------------------------------------------------------------------
EQ HIGH YIELD                                                                                              6/2/87
 Unit Value .................................. $ 31.16     $ 29.39     $ 28.17     $ 25.20     $ 25.37
 Number of units outstanding (000's) .........     136         111          51          48          45
---------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE
  GOVERNMENT SECURITIES                                                                                    2/5/82
  Unit value ................................. $ 45.11     $ 48.43     $ 48.32     $ 52.69     $ 56.57
  Number of units outstanding (000's)              116         133         105          87         100
---------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE MONEY MARKET                                                                                   2/5/82
 Unit Value .................................. $ 27.05     $ 28.38     $ 29.68     $ 31.41     $ 32.46
 Number of units outstanding (000's) .........     736         708         863         777         754
---------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE TECHNOLOGY                                                                                     5/18/01
 Unit Value ..................................       -           -           -           -     $  8.21
 Number of units outstanding (000's) .........       -           -           -           -          91
---------------------------------------------------------------------------------------------------------------------
EQ/AXP NEW DIMENSIONS                                                                                      5/18/01
  Unit Value .................................       -           -           -           -     $  9.07
  Number of units outstanding (000's)                -           -           -           -           -
---------------------------------------------------------------------------------------------------------------------
EQ/BALANCED                                                                                                2/5/82
 Unit Value .................................. $ 71.42     $ 84.01     $ 98.61     $ 97.08     $ 94.68
 Number of units outstanding (000's) .........     523         492         471         435         417
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX                                                                                        7/1/98
 Unit Value ..................................       -           -           -     $  8.80     $  7.69
 Number of units outstanding (000's) .........       -           -           -         235         399
---------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE                                                                                  7/1/98
 Unit Value ..................................       -     $  8.94     $  9.05     $ 10.68     $ 12.52
 Number of units outstanding (000's) .........       -           7          14          14          95
---------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH COMPANIES                                                                           7/1/98
 Unit Value ..................................       -     $ 11.76     $ 20.33     $ 16.43     $ 10.79
 Number of units outstanding (000's) .........       -           4          56         211         141
---------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE INTERNATIONAL STOCK                                                                             7/1/98
 Unit Value ..................................       -     $ 10.05     $ 13.19     $ 10.68     $  8.31
 Number of units outstanding (000's) .........       -           4          31          41          60
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


o FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
Equitable 300+ Series
P.O. Box 13871
Newark, New Jersey 07188-0014

o FOR ALL OTHER COMMUNICATIONS (E.G.,
WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
REGULAR MAIL:
Equitable 300+ Series
P.O. Box 2468 G.P.O.
New York, New York 10116


TOLL-FREE TELEPHONE SERVICE: You may also use our AIM System to reach us toll-free at 1-800-248-2138 or 1-800-248-2138-0 from France, Italy, Republic of Korea, Switzerland, and United Kingdom for a recording of:

o    Daily unit values for the Funds.

o    Guaranteed rates applicable to the GRAs.

o    Performance results for each Fund.

You may also use our toll-free number to change allocation instructions, make telephone transfers among the investment options, or, during our regular business hours, to speak with one of our customer service representatives.

We have established procedures to reasonably confirm that the instructions communicated by telephone are genuine. For example, we will require certain personal identification information before we act on telephone instructions and we will provide written confirmation of your transfers. We will not be liable for following telephone instructions we reasonably believe to be genuine.

You should send all contributions, notices, and requests to our Processing Office at the address above.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the certificate owner. If there are joint owners both must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.




















NO PERSON IS AUTHORIZED BY THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE SAI, OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY EQUITABLE LIFE. YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

Statement of Additional Information


-------
  S-1
--------------------------------------------------------------------------------


TABLE OF CONTENTS




                                                      PAGE
Tax information ..................................   SAI-2
The Guaranteed Rate Accounts .....................   SAI-23
How we determine unit values .....................   SAI-27
EQ/Alliance Money Market yield information .......   SAI-27
Underwriter ......................................   SAI-28
Custodian and Independent Accountants ............   SAI-28
Financial Statements .............................   SAI-29



PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION.

Equitable 300+ Series
Box 2468 G.P.O.
New York, New York 10116
ATTN: SAI Request for Separate Account
      No. 301



---------------------------------------------------
Name


---------------------------------------------------
Address


---------------------------------------------------
City             State                         Zip

--------------------------------------------------------------------------------
                           THE EQUITABLE 300+ SERIES

                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

MAY 1, 2002


                  CERTIFICATES UNDER GROUP ANNUITY CONTRACTS

                     THE EQUITABLE LIFE ASSURANCE SOCIETY
                             OF THE UNITED STATES

                1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104
--------------------------------------------------------------------------------

This SAI is not a prospectus. It should be read in conjunction with the related Equitable 300+ Series Prospectus, dated May 1, 2002. That prospectus provides detailed information concerning the Certificates and the Funds, as well as the Guaranteed Rate Accounts ("GRAs"), that fund the Certificates. Each Fund is a subaccount of Equitable Life's Separate Account No. 301. The GRAs are part of Equitable's general account. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing to the Processing Office (Post Office Box 2468, G.P.O. New York, NY 10116), or by calling 1-800-248-2138 toll-free in the US, or 1-800-248-2138-0 from France, Israel, Italy, Republic of Korea, Switzerland and United Kingdom.


                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
   Tax Information ..........................................   SAI-2
   The Guaranteed Rate Accounts .............................  SAI-23
   How We Determine Unit Values .............................  SAI-27
   EQ/Alliance Money Market Fund Yield Information ..........  SAI-27
   Custodian and Independent Accountants.....................  SAI-28
   Underwriter ..............................................  SAI-28
   Financial Statements .....................................  SAI-29




----------

Copyright 2002 The Equitable Life Assurance Society of the United States, New York, New York 10104.
All rights reserved.

--------------------------------------------------------------------------------

TAX INFORMATION

This section of the SAI discusses the current federal income tax rules that generally apply to the retirement programs described in the prospectus. The tax rules can differ, depending on the type of program, whether Regular IRA, Roth IRA, TSA, SEP IRA, or SIMPLE IRA. Therefore, we discuss the tax aspects of each type of Certificate separately.


Federal income tax rules include the United States laws in the Internal Revenue Code ("Code"), and Treasury Department Regulations and Internal Revenue Service interpretations of the Code. Certain retirement plans may also be subject to The Employee Retirement Income Security Act of 1974, as amended ("ERISA"), which The Department of Labor ("DOL") administers. These rules may change. We cannot predict whether, when, or how these rules could change. Any change could affect Certificates purchased before the change.


We cannot provide detailed information on all tax aspects of the Certificates. Moreover, the tax aspects that apply to a particular participant's Certificate may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the Certificates, rights under the Certificates, or payments under the Certificates may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before you purchase a Certificate.


President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA began to be effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions, that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation.


ADDITIONAL "SAVER'S CREDIT" FOR SALARY REDUCTION CONTRIBUTIONS TO CERTAIN PLANS OR A TRADITIONAL IRA OR ROTH IRA

Beginning in 2002, you may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 403(b) TSA, SIMPLE IRA, SARSEP IRA, 401(k) plan or governmental 457(b) or EDC Plan, as well as contributions you make to a regular IRA or Roth IRA. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax or your regular IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of 2002, you cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver' credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make contribution. Saver's-credit-eligible contributions may be made to a 403(b) TSA, 401(k) plan, governmental 457(b) plan, SIMPLE IRA, SARSEP IRA as well as to a regular IRA or Roth IRA.



TAX SHELTERED ANNUITY ARRANGEMENTS (TSAS)


An employer eligible to maintain a TSA plan (also referred to as a "403(b)" plan, program, or arrangement) for its employees may make contributions to purchase a 403(b) funding vehicle for the



                                     SAI-2

--------------------------------------------------------------------------------

benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions. Generally, there are two types of funding vehicles available to fund 403(b) arrangements: an annuity contract under Section 403(b)(1) of the Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.


Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.


CONTRIBUTIONS TO TSAS


Annual Contributions to TSAs


Annual contributions to TSAs made through the employer's payroll are limited. (Tax-free transfer contributions from another 403(b) arrangement or tax-deferred rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.)

Commonly, some or all of the contributions to the TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA can also be wholly or partially funded through nonelective employer contributions or after-tax employee contributions. The permissible annual contribution to the participant's TSA is calculated the same way as contributions to a 401(k) plan, beginning with plan years beginning after December 31, 2001:

   o The annual limit on employer and employee contributions to defined contribution plans is the lesser of $40,000 or 100% of compensation for 2002. (Compensation over $200,000 is disregarded).

   o The annual limit on all salary reduction or elective deferral contributions under all employer plans you participate in is generally limited to $11,000 for 2002.

The salary reduction limit is scheduled to increase by $1,000 annually until the limits reach $15,000 in 2006. This limit may be further adjusted for cost of living charges in future years.

Special provisions may allow certain participants with at least 15 years of service to make "catch-up" contributions to compensate for smaller contributions made in previous years. In addition, if the plan permits, an individual who is at least age 50 at any time during 2002 can make up to $1,000 additional salary reduction contributions for 2002.

If contributions to a TSA exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions not withdrawn by April 15 after the year of the deferral may cause the contract to fail TSA rules.


ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS TO TSAS

Beginning in 2002, eligible rollover distributions from 403(b) plans, 401(a) qualified plans, governmental EDC plans and regular IRAs may be rolled over into other such plans. Therefore, if your plan permits, you may make rollover contributions to your TSA certificate from these sources; qualified plans, governmental EDC plans, other TSAs and 403(b) arrangements and regular IRAs. If your plan permits, beginning in 2002, any after-tax contributions you have made to a qualified plan or TSA (but not a governmental 457(b) plan) may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.



                                     SAI-3

--------------------------------------------------------------------------------

You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a non-governmental 457(b) plan such as a TSA and subsequently take a premature distribution.


We will also accept direct transfer of TSA funds under Revenue Ruling 90-24 if:


     o you provide us with acceptable documentation as to the source of funds, and

     o the Certificate that receives the funds has provisions at least as restrictive as the source Certificate.


DISTRIBUTIONS FROM TSAS


 WITHDRAWAL LIMITATIONS

You may not be able to withdraw or take payments from all or part of your TSA until you:

     o attain age 59 1/2,

     o die,

     o are disabled (special Federal income tax definition),


     o sever employment with the employer who provided the TSA funds, or


     o suffer a financial hardship. (Hardship withdrawals are limited to the amount of your salary reduction contributions, without earnings.)

These restrictions apply to salary reduction (elective deferral) contributions and earnings on those contributions.

These restrictions do not apply to the value of your TSA Certificate as of December 31, 1988 attributable to salary reduction contributions and earnings. If you directly transfer any amounts to this Certificate you must properly notify us in writing at our Processing Office of your December 31, 1988 account balance. Otherwise, we will view all amounts transferred as subject to restrictions.


TAX TREATMENTS OF DISTRIBUTIONS FROM TSAS

Amounts held under TSAs are generally not subject to Federal income tax until benefits are distributed.


Distributions include withdrawals and annuity payments from your TSA. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includible as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions you will have a tax basis in your Certificate which will be recovered tax-free. You may have a tax basis in the Certificate if the employer made contributions that were included in your gross income in the year of the employer's contribution, for example. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA, we assume that all amounts distributed from your TSA are pre-tax, and we withhold tax and report accordingly.


The amount of any partial distribution from a TSA before the annuity starting date is generally taxable as ordinary income to you except to the extent the distribution is a withdrawal of your basis. Distributions are generally pro rata withdrawals of tax basis and earnings on that tax basis.

If you elect an annuity distribution, the nontaxable portion of each payment is
(1) your tax basis in the contract divided by (2) an expected return determined under IRS tables. The balance of each payment is


                                     SAI-4

--------------------------------------------------------------------------------

taxable. The entire amount of the payments you receive after you recover your tax basis is taxable. If you die before recovering your tax basis and the annuity has a refund feature, the beneficiary of the refund may recover the remaining tax basis as payments are made. If you (and your beneficiary under a joint and survivor annuity) die before recovering the entire basis of the annuity, a deduction is allowed on your (or your beneficiary's) final tax return.


EARLY DISTRIBUTION PENALTY TAX

Distributions from a TSA will be subject to an additional 10% penalty tax, unless the distribution occurs on or after you:

     o die,

     o are disabled (special Federal income tax definition),

     o reach age 59 1/2,

     o separate from service and elect a payout over your life or life expectancy (or joint and survivor lives or life expectancies of you and your beneficiary),

     o separate from service after age 55 (any form of payout), or

     o use the distribution to pay certain extraordinary medical expenses (special Federal income tax definition).



TAX DEFERRED ROLLOVERS AND DIRECT TRANSFERS


You may roll over any "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or a rollover you do yourself within 60 days after you receive the distribution. To the extent that a distribution is rolled over it remains tax-deferred.

You may roll over a distribution from a TSA to any of the following: a qualified plan, a governmental EDC plan, a regular IRA or another TSA. A spousal beneficiary may also roll over death benefits to any of these.

The recipient plan must agree to take the distribution. If you are rolling over from a TSA to a governmental EDC plan, the recipient governmental EDC plan must agree to separately account for the rolled-over funds.

The taxable portion of most distributions will be eligible for rollover. However, Federal income tax rules exclude certain distributions from rollover treatment, including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals, and (3) any required minimum distributions. We discuss eligible rollover distributions in greater detail under "Federal and State Income Tax Withholding and Information Reporting," below, including rules requiring 20% income tax withholding on certain distributions from TSAs.

Beginning in 2002, any after-tax contributions you have made to a TSA may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. Also beginning in 2002, you may roll over any after-tax contributions you have made to a TSA to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions may not be rolled into a governmental EDC plan.

Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. Generally the funds are subject to the rules of



                                     SAI-5

--------------------------------------------------------------------------------

the recipient plan. However, distributions from a governmental EDC plan are generally not subject to the additional 10-percent federal income tax penalty for pre-age 591/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental EDC plan into a governmental EDC plan, and you later take a distribution from the recipient governmental EDC plan, those amounts generally remain subject to the penalty.


Amounts held under TSAs may be directly transferred (under Revenue Ruling 90-24) to another TSA issuer in a tax-free transaction, if the successor TSA contains the same or greater restrictions as the original TSA.


REQUIRED MINIMUM DISTRIBUTIONS

The Required Minimum Distribution rules discussed below under "Traditional Individual Retirement Annuities (Regular IRAs)--Required Minimum Distributions" apply to TSAs, with this difference:

When you have to take the first required minimum distribution:

The minimum distribution rules force TSA participants to start computing and taking annual distributions from their TSAs by a required date. When minimum distributions must begin depends on, among other things, your age and retirement status. Generally, you must take the first required minimum distribution with respect to the calendar year in which you turn age 70 1/2. You may be entitled to delay commencement of required minimum distributions for all or part of your account balance until after age 70 1/2. These exceptions apply to the following individuals:

    o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70 1/2, the Required Beginning Date for minimum distributions is extended to April 1 following the calendar year of retirement.

    o TSA plan participants may also delay commencement to age 75 of the portion of their account balance attributable to their December 31, 1986 TSA account balance, even if retired at age 70 1/2.


IRAS


GENERAL DISCUSSION OF IRAS

"IRA" stands for individual retirement arrangement and the two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are several types of IRAs, as follows:

    o "Regular IRAs," typically funded on a pre-tax basis including Rollover IRAs, SEP-IRAs and SIMPLE-IRAs, issued and funded in connection with employer-sponsored retirement plans; and

    o  Roth IRAs, first available in 1998, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments.All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to aggregate IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 (Individual Retirement Arrangements (IRAs)). This Publication is usually updated annually, and can be obtained from any IRS district office or the IRS Website (www.irs.gov).


                                     SAI-6

--------------------------------------------------------------------------------

The Equitable 300+ Series IRAs are designed to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. This SAI and the prospectus contain the information that the Internal Revenue Service ("IRS") requires you to have before you purchase an IRA. This section of the SAI covers some of the special tax rules that apply to IRAs. The next section covers Roth IRAs. We do not discuss Education IRAs in this SAI because they are not available in individual retirement annuity form.


We have received favorable opinion letters from the IRS approving the form of Group Individual Retirement Annuity No. 301-10,001-93 as a Regular IRA. The Roth IRA endorsement is issued pursuant to an IRS Form and is deemed approved as to form. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the Equitable 300+ Series IRAs. The IRS has announced that issuers of formally approved IRAs must amend their contracts to reflect recent tax law changes and resubmit the amended contracts to retain such formal approval, Equitable intends to comply with such requirement during 2002.



 Cancellation

You can cancel an Equitable 300+ Series IRA Certificate by following the directions under "Your Right to Cancel within a Certain Number of Days" in the prospectus. You can cancel an Equitable 300+ Series Roth IRA certificate issued as a result of a full conversion of an Equitable 300+ Series Regular IRA certificate by following the instructions in the request for full conversion form. The form is available from our Processing Office or your registered representative. If you cancel a Regular IRA or Roth IRA certificate, we may have to withhold tax, and we must report the transaction to the IRS. A Certificate cancellation could have an unfavorable tax impact.

You must also use our form to recharacterize Roth IRA Certificates as Regular IRAs and vice versa.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (REGULAR IRAS)

 Contributions to Regular IRAs

Individuals may make three different types of contributions to a Regular IRA:

     o "regular" contributions out of earned income or compensation;

     o tax-free "rollover" contributions; or

     o direct custodian-to-custodian transfers from other Regular IRAs ("direct transfers").


 Limits on Contributions


Generally, $3,000 is the maximum amount of regular contributions that you may make to all IRAs (including Roth IRAs) for 2002. When your earnings are below $3,000, your earned income or compensation for the year is the most you can contribute. This $3,000 limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Regular IRA. You have to stop making Regular IRA contributions for the tax year in which you reach age 70 1/2 and any tax year after that.

If you are at least age 50 and under age 70 1/2 during 2002 (that is, if you were born from July 1, 1931 to December 31, 1952) you may be eligible to make an additional "catch-up contribution" of up to $500 to your traditional IRA for 2002.



 Special Rules for Spouses


If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the permissible amount of regular contributions to Regular IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $3,000, married individuals filing jointly can contribute up to $6,000 for 2002 to any combination of Regular IRAs and



                                     SAI-7

--------------------------------------------------------------------------------

Roth IRAs. (Any contributions to Roth IRAs reduce the ability to contribute to Regular IRAs and vice versa.) The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $3,000 can be contributed annually to either spouse's Regular and Roth IRAs. Each spouse owns his or her Regular IRAs and Roth IRAs even if contributions were funded by the other spouse. A working spouse age 70 1/2 or over can contribute up to the lesser of $3,000 or 100% of "earned income" to a Regular IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70 1/2. "Catch-up" contributions may be made as described above for spouses who are at least age 50 but under age 701/2 at any time during calendar year 2002.



 Deductibility of Contributions

The amount of Regular IRA contributions that you can deduct for a tax year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your W-2 form will indicate whether or not you are covered by such a retirement plan.


IF YOU ARE NOT COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, you can make fully deductible contributions to your Regular IRAs for 2002 up to $3,000 or, if less, your earned income.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your adjusted gross income ("AGI") is BELOW THE LOWER DOLLAR FIGURE IN A PHASE-OUT RANGE, you can make fully deductible contributions to your Regular IRAs. Your fully deductible contribution can be up to $3000 for 2002 or, if less, your earned income. (The dollar limit is $3,500 for people eligible to make age 50-701/2 catch-up contributions.)


IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls within a PHASE-OUT range, you can make PARTIALLY DEDUCTIBLE CONTRIBUTIONS to your Regular IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls ABOVE THE HIGHER FIGURE IN THE PHASE-OUT RANGE, you may not deduct any of your contribution to your Regular IRAs.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for regular IRA contributions phases out with AGI between $34,000 and $44,000 in 2002. This range will increase every year until 2005 when the range is $50,000-$60,000.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for Regular IRA contributions phases out with AGI between $54,000 and $64,000 in 2002. This range will increase every year until 2007 when the range is $80,000-$100,000.

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible Regular IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000.

To determine the deductible amount of the contribution in 2002, you determine AGI and subtract $34,000 if you are single, or $54,000 if you are married and file a joint return with your spouse. The resulting amount is your Excess AGI. You then determine the limit on the deduction for Regular IRA contributions using the following formula:



   ($10,000-Excess AGI)     times     $3,000                    Equals     the adjusted
   --------------------     x         (or earned                =          deductible
     divided by                       income, if less or                   contribution
     $10,000                          $3,500 if applicable)                limit


 Nondeductible Regular Contributions

If you are not eligible to deduct part or all of the regular IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined


                                     SAI-8
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deductible and nondeductible contributions to your Regular IRA (or the nonworking spouse's Regular IRA) may not, however, exceed the maximum $3,000 per person limit for 2002. For 2002, the dollar limit is $3,500 for people eligible to make age 50-701/2 "catch-up" contributions. See "Excess Contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, Payments and Transfer of Funds Out of Regular IRAs" below.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a Regular IRA in prior years and are receiving distributions from any Regular IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible regular IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all Regular IRAs are fully distributed.


 When You Can Make Regular Contributions


If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular IRA contributions for a tax year.



ROLLOVER AND TRANSFER CONTRIBUTIONS TO REGULAR IRAS



Rollover contributions may be made to a Regular IRA from these "eligible retirement plans":


     o qualified plans;


     o governmental 457(b) plans (beginning in 2002);


     o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts); and

     o other Regular IRAs.


Direct transfer contributions may only be made directly from one Regular IRA to another.


Any amount contributed to a Regular IRA after you attain age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.



ROLLOVERS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN REGULAR IRAS


There are two ways to do rollovers:

   o Do it yourself


     You actually receive a distribution that can be rolled over and you roll it over to a Regular IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

   o Direct rollover


     You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your Regular IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA qualified plan or governmental 457(b) plan are eligible rollover distributions, unless the distribution is:

   o a "required minimum distribution" after age 70 1/2 or retirement from service with the employer;


   o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary;

   o substantially equal periodic payments made for a specified period of 10 years or more;

                                     SAI-9
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   o a hardship withdrawal;


   o if you have contributed too much, corrective distributions which fit specified technical tax rules;

   o a loan that is treated as a deemed distribution;

   o a death benefit payment to a beneficiary who is not your surviving spouse; and

   o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.


You should discuss with your tax advisor whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental 457(b) plan are not subject to the additional 10% federal income tax penalty for early distributions, but they may become subject to this penalty if you roll the funds to a non-governmental 457(b) plan such as a Regular IRA and subsequently take an early distribution.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN REGULAR IRAS

Beginning in 2002, any after-tax contributions you have made to a qualified plan or TSA (but not a governmental 457(b) plan) may be rolled over to a Regular IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a Regular IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from the Regular IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of Regular IRAs." Also, after-tax funds rolled over to a Regular IRA from a qualified plan or TSA cannot later be rolled back into a qualified plan or TSA.



ROLLOVERS FROM REGULAR IRAS TO REGULAR IRAS

You may roll over amounts from one Regular IRA to one or more of your other Regular IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Regular IRA to one or more other Regular IRAs. Also, in some cases, Regular IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.



 Excess Contributions

Excess contributions to Regular IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to Regular IRAs:

   o regular contributions of more than $3,000 for 2002 (or $3,500 if you are age 50 - 70 1/2); or

   o regular contributions of more than earned income for the year, if that amount is under $3,000 for 2002 (or $3,500 if you are age 50 - 70 1/2); or

   o "regular contributions" to a Regular IRA made after you reach age 70 1/2;
     and

   o rollover contributions of amounts that are not eligible to be rolled over (for example, minimum distributions required to be made after age 70 1/2).

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular Regular IRA contribution, you cannot take a tax deduction for the amount withdrawn. The excess contribution withdrawn is not includable in income and is not subject to the 10% additional penalty tax



                                     SAI-10
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on early distributions (discussed below under "Early Distribution Penalty
Tax"). You do have to withdraw any earnings attributable to the excess contribution. The withdrawn earnings would be includable in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if (1) the rollover was from an eligible retirement plan to a Regular IRA, (2) the excess contribution was due to incorrect information that the plan provided, and (3) you took no tax deduction for the excess contribution.


RECHARACTERIZATIONS

Amounts that have been contributed as Regular IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as Regular IRA funds. You do this by using the forms or documentation we prescribe. This is referred to as having "recharacterized" your contribution.



WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF REGULAR IRAS

 No Federal Income Tax Law Restrictions on Withdrawals

You can withdraw any or all of your funds from a Regular IRA at any time. You do not need to wait for a special event like retirement.


 Taxation of Payments


Earnings in Regular IRAs are not taxable until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your Certificate, surrender of your Certificate and annuity payments from your Certificate. Death benefits are also taxable. Except as discussed below, the amount of any distribution from a Regular IRA is fully taxable as ordinary income.


If you have ever made nondeductible IRA contributions to any Regular IRA (it does not have to be to this particular Regular IRA Certificate), those contributions are recovered tax free when you get distributions from any Regular IRA. You must keep permanent tax records of all of your nondeductible contributions to Regular IRAs. At the end of any year in which you have received a distribution from any Regular IRA, you compute the nontaxable portion of the distribution as follows:

   o divide (1) your total nondeductible Regular IRA contributions (less any amounts previously withdrawn tax free) by (2) the total account balances of all Regular IRAs you own at the end of the year plus all Regular IRA distributions made during the year;

   o multiply this amount by all distributions from the Regular IRA during the year.

In addition, a distribution is not taxable if:

   o the amount received is a withdrawal of excess contributions, as described under "Excess Contributions" above;


   o the entire amount received is rolled over to another Regular IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than Regular IRAs" under "Rollover and transfer contributions to Regular IRAs" above.)

Beginning in 2002, the following are eligible to receive rollovers of distributions from a Regular IRA: a qualified plan, a TSA or a governmental 457(b) plan. After-tax contributions in a Regular IRA cannot be rolled from your Regular IRA into, or back into, a qualified plan, TSA or governmental 457(b) plan. Before you decide to roll over a distribution from a Regular IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.



                                     SAI-11
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Distributions from a Regular IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax advisor.



REQUIRED MINIMUM DISTRIBUTIONS


The IRS and Treasury have recently proposed revisions to the required minimum distribution rules. We expect these rules to be finalized no earlier than 2002. The proposed revisions permit IRA owners and beneficiaries to apply the proposed revisions to distributions for calendar year 2001, the discussion below reflects the proposed revisions.


 Lifetime Required Minimum Distributions


You must start taking annual distributions from your Regular IRAs for the year in which you turn age 70 1/2.


 When you have to take the first required minimum distribution

The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 -- April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year, the delayed one for the first year and the actual one for that year. Once minimum distributions begin, they must be made at some time each year.


 How you can calculate required minimum distributions


There are two approaches to taking required minimum distributions, "account-based" or "annuity-based."

Account-based method. If you choose an account-based method, you divide the value of your Regular IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value and the divisor change. If you initially choose an account-based method, you may later apply your Regular IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy.


ANNUITY-BASED METHOD. If you choose an "annuity-based" method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies.


 Whether you have to pick the same method to calculate your required minimum distributions for all of your Regular IRAs and other retirement plans.

You can choose a different method and a different beneficiary for each of your Regular IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.



                                     SAI-12

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 If you take more than you need to for any year.

The correct required minimum distribution amount for your Regular IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your Regular IRAs and vice versa. However, the IRS will let you figure out the account-based required minimum distribution for each Regular IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall Regular IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more Regular IRAs that you own.


 If you take less than you need to for any year.

Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for Regular IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that your age 701/2 is approaching. If you do not select a method with us, we will assume you are taking your required minimum distribution from another Regular IRA that you own.



 Required minimum distribution payments after you die.

These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, under the revised proposed rules, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the revised proposed rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first year following the owner's death, the entire account must be distributed by the end of the fifth year following the year of the owner's death. No distribution is required for any year before that fifth year.

Notwithstanding these rules, please note that the 300+ Series Certificate does not currently permit a contingent annuitant (which would have the Certificate remain in force after the original Participant's death).

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. The revised proposed rules permit post-death distributions to be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the Regular IRA and halt distributions until he or she reaches age 701/2, or roll over amounts from your Regular IRA into his/her own Regular IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the revised proposed rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

Notwithstanding these rules, please note that the 300+ Series Certificate does not currently permit a contingent annuitant (which would have the Certificate remain in force after the original Participant's death).

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the revised proposed rules permit the beneficiary to calculate



                                     SAI-13

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post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CERTIFICATE IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ORIGINAL PARTICIPANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the revised proposed rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CERTIFICATE IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ORIGINAL PARTICIPANT.



PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Regular IRA death benefits are taxed the same as Regular IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a Regular IRA. You cannot use a Regular IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include in federal gross income for that year an amount equal to the fair market value of the Regular IRA Certificate as of the first day of that tax year, less the amount of any nondeductible contributions not previously recovered. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a Regular IRA made before you reach age 591/2. The extra penalty tax does not apply if the distribution is covered by an exception. For example, no penalty tax applies to pre-age 591/2 distributions made:

   o on or after your death;

   o because you are disabled (special federal income tax definition);

   o used to pay certain extraordinary medical expenses (special federal income tax definition);

   o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition);

   o used to pay certain first-time home buyer expenses (special federal income tax definition);

   o used to pay certain higher education expenses (special federal income tax definition); or

   o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the SAI covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to Regular IRAs, we will refer you to the same topic under "Regular IRAs."

The Equitable 300+ Series Roth IRA Certificate is designed to qualify as a Roth individual retirement annuity under Sections 408A and 408(b) of the Internal Revenue Code.


CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

   o "regular" after-tax contributions out of earnings;

                                     SAI-14

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   o taxable "rollover" contributions from Regular IRAs ("conversion"
     contributions);

   o tax-free rollover contributions from other Roth IRAs; or

   o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").


If you provide the documentation we require, we will also accept Regular IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.



REGULAR CONTRIBUTIONS TO ROTH IRAS


 Limits on regular Contributions:


Generally, $3,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for 2002. This $3,000 limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce the ability to contribute to Regular IRAs and vice versa. When your earnings are below $3,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and Regular IRAs. See the discussion above under Regular IRAs.

If you or your spouse are at least age 50 at any time during 2002, additional catch-up contributions totaling up to $500 can be made for the calendar year 2002.


With a Roth IRA, you can make regular contributions when you reach 701/2, as long as you have sufficient earnings. But, regardless of your age, you cannot make contributions for any year that:

  o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000; or;

  o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000.

However, you can make regular Roth IRA contributions in reduced amounts when:

  o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000; or,

  o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000.

If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contribution you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make a regular Roth IRA contribution.


 When you can make Contributions

Same as Regular IRAs.


 Deductibility of Contributions

Roth IRA contributions are not tax-deductible.


ROLLOVERS AND DIRECT TRANSFERS

You may make rollover contributions to a Roth IRA from only two sources:

   o another Roth IRA ("tax-free rollover contribution"); or

   o another Regular IRA, including a SEP-IRA or SIMPLE-IRA assuming you are not within the two-year rollover limitation period for SIMPLE IRA funds, in a taxable "conversion" rollover ("conversion contribution").


                                     SAI-15
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You may not make contributions to a Roth IRA from a qualified plan under
Section 401(a) of the Internal Revenue Code, or a tax-sheltered arrangement under Section 403(b) of the Internal Revenue Code or any other eligible retirement plan. You may make direct transfer contributions to a Roth IRA only from another Roth IRA.


The difference between a rollover transaction and a direct transfer transaction is the following: In a rollover transaction you actually take possession of the funds rolled over, or constructively receive them in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to Equitable, as the Roth IRA issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, Regular IRA to Roth
IRA).

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses because of a court-ordered divorce or separation decree.


CONVERSION CONTRIBUTIONS TO ROTH IRAS


In a conversion rollover transaction, you withdraw (or are deemed to withdraw) all or a portion of funds from a Regular IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are deemed to receive) the Regular IRA proceeds. Unlike a rollover from a Regular IRA to another Regular IRA, the conversion rollover transaction is not tax exempt. Instead, the distribution from the Regular IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. (If you have ever made nondeductible regular contributions to any Regular IRA--whether or not it is the Regular IRA you are converting--a pro rata portion of the distribution is tax free.)


There is, however, no early distribution penalty tax on the Regular IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59 1/2.

You cannot make conversion contributions to a Roth IRA for any taxable year in which your adjusted gross income exceeds $100,000. (For this purpose, you compute your modified adjusted gross income without the gross income stemming from the Regular IRA conversion.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

Finally, you cannot make conversion contributions to a Roth IRA to the extent that the funds in your Regular IRA are subject to the annual required minimum distribution rule applicable to Regular IRAs beginning at age 70 1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.


RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.


                                     SAI-16
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HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).


To recharacterize a contribution, you must provide us appropriate documentation and information we require.


The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

You can withdraw any or all of your funds from a Roth IRA at any time without restriction. You do not need to wait for a special event like retirement.


DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your Certificate, surrender of your Certificate and annuity payments from your Certificate. Death benefits are also distributions.

The following distributions from Roth IRAs are free of income tax:

    o rollovers from a Roth IRA to another Roth IRA;

    o direct transfers from a Roth IRA to another Roth IRA;

    o qualified distributions from Roth IRAs; and

    o return of excess contributions or amounts recharacterized to a Regular
IRA.


 Qualified Distributions from Roth IRAs

Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

    o you reach age 59 1/2;

                                     SAI-17

--------------------------------------------------------------------------------

    o you die;

    o you become disabled (special federal income tax definition); or

    o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your Traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made). It is not possible to have a tax-free qualified distribution from a Roth IRA before 2003 because of the five year aging requirement.

 Nonqualified Distributions from Roth IRAs

Non-qualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them) there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b)  Nontaxable portion.

(3)  Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain--with any custodian or issuer--are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2002 and the conversion contribution is made in 2003, the conversion contribution is treated as contributed prior to other conversion contributions made in 2003.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.


                                     SAI-18

--------------------------------------------------------------------------------

Like Regular IRAs, taxable distributions from a Roth IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available in certain limited cases for distributions from qualified plans.


REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.


REQUIRED MINIMUM DISTRIBUTIONS AT DEATH


Same as Regular IRA under "Required minimum distribution payments after you die".



PAYMENTS TO A BENEFICIARY DURING LIFE

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been to you.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a Roth IRA. You cannot use a Roth IRA as collateral for a loan or other obligation. If you borrow against your Roth IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include in federal gross income for that year an amount equal to the fair market value of the Roth IRA Certificate as of the first day of that tax year, less the amount of any nondeductible contributions not previously recovered. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.


EXCESS CONTRIBUTIONS

Excess contributions to Roth IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to Roth IRAs:


   o "regular" contributions of more than $3,000 for 2002 (or $3,500 if you are age 50 or older);

   o "regular" contributions of more than earned income for the year, if that amount is under $3,000 for 2002 (or $3,500 if you are age 50 or older); and


   o rollover contributions of amounts that are not eligible to be rolled over (for example, conversion rollovers from a Regular IRA for individuals with modified adjusted gross income in excess of $100,000 in the conversion year.)

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a Roth IRA made before you reach age 59 1/2. The extra penalty tax does not apply if the distribution is covered by an exception. For example, no penalty tax applies to pre-age 59 1/2 distributions made:

   o on or after your death;

   o because you are disabled (special federal income tax definition);

   o used to pay certain extraordinary medical expenses (special federal income tax definition);

   o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition);

   o used to pay certain first-time home buyer expenses (special federal income tax definition);

                                     SAI-19

--------------------------------------------------------------------------------

   o used to pay certain higher education expenses (special federal income tax definition); or

   o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

Special penalty rules may apply to amounts withdrawn attributable to 1998 conversion rollovers.

IRAS UNDER SIMPLIFIED EMPLOYEE PENSION PLANS (SEP)


When an employer establishes a SEP for its employees, it can contribute to a Regular IRA certificate for each eligible employee. The employee may also contribute to that SEP certificate. A SEP IRA Certificate is a form of Regular IRA Certificate, owned by the employee-participant and most of the rules applicable to Regular IRAs discussed above apply. A major difference is the amount of permissible contributions. In 2002 an employer can annually contribute an amount for an employee up to the lesser of $40,000 or 25% of compensation. This amount may be further adjusted for cost of living changes in future years. The employer must contribute for each employee who has reached age 21 and has worked for the employer during at least three of the preceding five years. The employer does not have to contribute for employees who (1) earn less than $450 in 2002, (2) are covered by a collective bargaining agreement or (3) are non-resident aliens who receive no earned income from sources within the United States.

Employers make their contributions under a written program that provides for
(1) withdrawals, (2) contributions under an allocation formula, and (3) contributions that bear a uniform relationship to actual compensation, not greater than $200,000 in 2002. Contributions cannot discriminate in favor of highly compensated employees. An employer may integrate contributions to the SEP with Social Security. Call our toll-free number for assistance.


SIMPLE IRAS

An eligible employer may establish a "SIMPLE" plan to make contributions to special individual retirement accounts or individual retirement annuities for its employees ("SIMPLE IRAs"). A SIMPLE IRA is a form of Regular IRA owned by the employee. Generally, the rules applicable to Regular IRAs, discussed above, apply. There are differences in the amount and type of permissible contributions. Also, employees who have not participated in the employer's SIMPLE IRA plan for at least two full years may be subject to an increased penalty tax on withdrawals of SIMPLE IRA funds.

The employer cannot maintain any other qualified plan, SEP or TSA arrangement if it makes contributions under a SIMPLE IRA plan. (Eligible employers may maintain EDC plans under Section 457 of the Code.)

An employer establishing a SIMPLE plan should consult its tax advisor concerning the various technical rules applicable to establishing and maintaining SIMPLE IRA plans. For example, the definition of employee's "compensation" varies depending on whether it appears in the context of employer eligibility, employee participation, and employee or employer contributions.

Participation must be open to all employees who (1) received at least $5,000 in compensation from the employer in any two preceding years (they do not have to be consecutive years) and (2) are reasonably expected to receive at least $5,000 in compensation during the year. (Certain collective bargaining unit and alien employees may be excluded.)


The only permitted contributions to a SIMPLE IRA are (1) contributions under a salary reduction agreement entered into between the employer and the participating employee and (2) required employer contributions (employer matching contributions or employer nonelective contributions). (Direct transfer and rollover contributions from other SIMPLE IRAs, but not Regular IRAs, may also be made.) Salary reduction contributions can be any percentage of compensation (or a specific dollar amount, if the employer's plan permits) but are limited to $7,000 in 2002. This salary reduction limit is scheduled to increase by $1,000 annually until the limits reach $10,000 in 2005. This limit may further be adjusted for cost of living changes in future years.



                                     SAI-20

--------------------------------------------------------------------------------

If the plan permits, an individual at least age 50 at any time during 2002 can make up to $500 additional salary reduction contributions for 2002.

Generally, the employer is required to make matching contributions on behalf of each eligible employee in an amount equal to the salary reduction contributions, up to 3% of the employee's compensation. In certain circumstances, an employer may elect to make required employer contributions on an alternate basis. Employer matching contributions to a SIMPLE IRA for self-employed individuals are treated the same as matching contributions for employees. (They are not subject to the elective deferral limits.)


Amounts contributed to SIMPLE IRAs are not currently taxable to employees. Only the employer can deduct SIMPLE IRA contributions, not the employee. An employee eligible to participate in a SIMPLE IRA is an active participant in an employer plan and thus may not be able to deduct all or a portion of regular contributions to his/her own IRA.

As with Regular IRAs in general, contributions and earnings accumulate tax deferred until withdrawn and are then fully taxable. There are no withdrawal restrictions applicable to SIMPLE IRAs. However, because of the level of employer involvement, SIMPLE IRA plans are subject to ERISA. See "ERISA Matters" below. The same 10% penalty on taxable early withdrawals that applies to Regular IRAs applies to SIMPLE IRAs, subject to the same exceptions for death, disability and attainment of age 591/2. For employees who have not participated in the employer's SIMPLE IRA for two full years, that penalty is 25%.

Amounts withdrawn from a SIMPLE IRA can be rolled over to another SIMPLE IRA, to a Regular IRA or a Roth IRA (if under the conversion rollover rules discussed above). No rollovers from a SIMPLE IRA to any other type of IRA are permitted for individuals under age 591/2 who have not participated in the employer's SIMPLE IRA plan for two full years. For such employees, any amounts withdrawn from a SIMPLE IRA are taxable and subject to a 25% additional tax penalty with the exceptions noted in the preceding paragraph.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our Processing Office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

   o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

   o We are generally required to withhold on conversion rollovers of Regular IRAs to Roth IRAs, as the deemed withdrawal from the Regular IRA is taxable.

   o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.


                                     SAI-21

--------------------------------------------------------------------------------

     Certain states have indicated that state income tax withholding will also apply to payments from the Certificates made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, we will consider an election out of federal withholding to be an election out of state withholding. If you need more information concerning a particular state or any required forms, call our Processing Office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $15,360 in periodic annuity payments in 2002 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that we withhold tax. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.



FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), we withhold generally at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified Certificates, and to the payment amount in the case of Regular IRAs and Roth IRAs, where it is reasonable to assume an amount is includible in gross income).

You cannot elect out of withholding if the payment is an "eligible rollover distribution" from a TSA. If a non-periodic distribution from a TSA is not an "eligible rollover distribution" then the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSAS


Unless you have the distribution go directly to the new plan, eligible rollover distributions from TSAs are subject to mandatory 20% withholding. An eligible rollover distribution from a TSA can be rolled over to another eligible retirement plan. All distributions from a TSA are eligible rollover distributions unless they are on the following list of exceptions:

   o any distributions that are "required minimum distributions" after age 70 1/2 or retirement from service with the employer;


   o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary;

   o substantially equal periodic payments made for a specified period of 10 years or more;

   o  hardship withdrawals;


   o if you have contributed too much, corrective distributions which fit specified technical tax rules;

   o a death benefit payment to a beneficiary who is not your surviving spouse; and

   o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to a mandatory 20% withholding.


ERISA MATTERS

Certain TSAs and SIMPLE IRAs may be subject to some or all rules applicable to ERISA plans. For TSAs subject to ERISA (but not SIMPLE IRAs), you need spousal consent to make a withdrawal or


                                     SAI-22

--------------------------------------------------------------------------------

other distribution under the Certificate. In addition, unless you and your spouse elect otherwise, the retirement benefits payable under the plan or arrangement must be in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for your life, with a survivor annuity for the life of your spouse. The amount payable to your spouse must be at least one-half of the amount payable to you during your lifetime. In addition, your beneficiary must be your spouse, unless your spouse consents in writing to the designation of a different beneficiary.

Section 404(c) of ERISA and the related DOL regulation excuses a plan fiduciary from liability for investment losses due to your investment decisions. Thus, in situations to which Section 404(c) and the related DOL regulation apply, you can make and you are responsible for the results of your own investment decisions. Section 404(c) plans must provide, among other things that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the
Section 404(c) regulation is completely voluntary by the plan sponsor. The Equitable 300+ Series TSA and SIMPLE IRA programs provide the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. Equitable Life will not be responsible if a plan fails to meet the requirements of Section 404(c).


IMPACT OF TAXES TO EQUITABLE

The Certificates provide that we may charge Separate Account No. 301 for taxes. We do not now, but may in the future set up reserves for such taxes.


THE GUARANTEED RATE ACCOUNTS

Contributions to a Guaranteed Rate Account, or GRA, become part of our general account, which supports all of our insurance and annuity guarantees as well as our general obligations.


THE GUARANTEES

We credit contributions to a GRA with interest at a fixed rate for each guarantee period. We guarantee the amount of the contribution (before deduction of any applicable participant service charge). The effective annual guaranteed interest rate will always be at least 3%.

Currently, we offer GRAs with new one-year and three-year guarantee periods each calendar quarter. We express the fixed interest rate as an effective annual interest rate, and apply it to contributions made throughout the calendar quarter, or "open period," for each guarantee period. We may close a guarantee period offered during an open period. In that case, we may offer a new guaranteed rate for the same guarantee period for the remainder of the open period.

We reserve the right to close a guarantee period being offered at any time based on market conditions. Subsequent interest rate changes will not affect contributions made during the open period. All guarantee periods of the same duration that are opened during an open period mature on the same day. After the last day of the open period we will apply no further contributions to those guarantee periods. In accordance with instructions, we will allocate contributions to guarantee periods during the next open period at the new interest rates for that subsequent open period. You may obtain the new guaranteed rates by calling us at the number listed on the front of this SAI.


CONTRIBUTIONS

We credit contributions to a GRA until maturity of a guarantee period with the interest rate in effect on the date of receipt. We express the rate as an effective annual rate, reflecting daily compounding and the deduction of the participant service charge.


                                     SAI-23

--------------------------------------------------------------------------------

Your written request for a change in the percentage of contributions that you allocate to a GRA guarantee period becomes effective on the date that we receive it. Alternatively, you may make allocation or contribution instructions by telephone through AIMS.



WITHDRAWALS AND TRANSFERS


Amounts in the GRAs will be withdrawn or transferred on a last-in, first-out basis, unless you specify otherwise. All other amounts withdrawn or transferred will be subject to a withdrawal charge as discussed under "Charges and Expenses" in the prospectus. We will deduct the withdrawal charge from (1) the remaining amounts in your guarantee period after we process the withdrawal or transfer payment, or (2) the amount you withdrew or transferred if remaining amounts are insufficient.


EXAMPLE OF WITHDRAWAL CHARGE



You contribute $2,000 to a GRA on January 1, allocating the contribution to a three-year guarantee period with a guaranteed interest rate of 4%. On December 31, you make a premature withdrawal of $1,000 from that GRA guarantee period. The maximum participant service charge applicable is $30 per year ($7.50 per quarter). We will calculate the withdrawal charge as follows:




---------------------------------------------------------------------------------------------------------------
                                          PARTICIPANT                    PREMATURE
                                            SERVICE         AMOUNT      WITHDRAWAL      CHECK        ACCOUNT
DATE        CONTRIBUTION     INTEREST        CHARGE       REQUESTED       CHARGE       AMOUNT        BALANCE
---------------------------------------------------------------------------------------------------------------
 1/1          $2,000            --            --              --             --          --        $2,000.00
 3/31           --           $19.71         $7.50             --             --          --         2,012.21
 6/30           --            19.83          7.50             --             --          --         2,024.54
 9/30           --            19.95          7.50             --             --          --         2,036.09
 12/31          --            20.07          7.50           $1,000         $26.00*     $1,000       1,023.56
---------------------------------------------------------------------------------------------------------------

----------
* The lesser of (a) 7% ($75.27) of the amount withdrawn (including the amount of the withdrawal charge) or (b) the amount of the Participant's accumulated interest ($26.00) attributable to that same amount.


The example assumes that each quarter contains the same number of days and that each transaction occurs on a Business Day.


CASH VALUE--ACCOUNT BALANCE ILLUSTRATION


The following tables illustrate the account balance (which does not give effect to any withdrawal charge) and the cash value (which gives effect to the withdrawal charge) for contributions allocated to the GRAs.


                                     SAI-24

--------------------------------------------------------------------------------

                                    TABLE I
                       ACCOUNT BALANCES AND CASH VALUES
     (ASSUMING $1,000 CONTRIBUTIONS MADE ANNUALLY ON THE ENROLLMENT DATE)

---------------------------------------------------------------------------
                      CASH VALUE                    ACCOUNT BALANCE
---------------------------------------------------------------------------
 ATTAINED          3%              6%              3%              6%
    AGE         MINIMUM       ILLUSTRATED       MINIMUM        ILLUSTRATED
 YEAR END      GUARANTEE          RATE         GUARANTEE          RATE
---------------------------------------------------------------------------
     1       $   999.66     $    999.66     $    999.66     $  1,029.33
     2         2,000.00        2,000.00        2,029.32        2,120.42
     3         3,000.00        3,047.59        3,089.86        3,276.98
     4         4,000.00        4,187.72        4,182.22        4,502.93
     5         5,000.00        5,396.26        5,307.36        5,802.44
     6         6,013.60        6,677.32        6,466.24        7,179.91
     7         7,123.70        8,035.23        7,659.89        8,640.04
     8         8,267.10        9,474.63        8,889.35       10,187.77
     9         9,444.80       11,000.38       10,155.70       11,828.37
    10        10,657.83       12,617.68       11,460.03       13,567.40
    11        11,907.25       14,332.03       12,803.50       15,410.78
    12        13,194.16       16,149.23       14,187.27       17,364.76
    13        14,519.67       18,075.46       15,612.55       19,435.98
    14        15,884.95       20,117.27       17,080.59       21,631.47
    15        17,291.19       22,281.58       18,592.68       23,958.69
    16        18,739.61       24,575.75       20,150.12       26,425.54
    17        20,231.49       27,007.58       21,754.29       29,040.40
    18        21,768.12       29,585.31       23,406.58       31,812.16
    19        23,350.85       32,317.70       25,108.44       34,750.22
    20        24,981.07       35,214.04       26,861.36       37,864.56
    21        26,660.19       38,284.17       28,666.87       41,165.77
    22        28,389.68       41,538.50       30,526.54       44,665.05
    23        30,171.06       44,988.08       32,442.00       48,374.28
    24        32,005.88       48,644.65       34,414.92       52,306.07
    25        33,895.74       52,520.60       36,447.04       56,473.77
    26        35,842.30       56,629.12       38,540.11       60,891.52
    27        37,847.26       60,984.14       40,695.98       65,574.34
    28        39,912.37       65,600.47       42,916.52       70,538.14
    29        42,039.43       70,493.77       45,203.68       75,799.76
    30        44,230.30       75,680.68       47,559.46       81,377.07
    31        46,486.89       81,178.79       49,985.91       87,289.03
    32        48,811.19       87,006.80       52,485.15       93,555.70
    33        51,205.21       93,184.49       55,059.37      100,198.37
    34        53,671.06       99,732.83       57,710.81      107,239.61
    35        56,210.88      106,674.08       60,441.80      114,703.31
    36        58,826.89      114,031.80       63,254.72      122,614.84
    37        61,521.38      121,830.99       66,152.03      131,001.06
    38        64,296.71      130,098.12       69,136.25      139,890.45
    39        67,155.30      138,861.29       72,210.00      149,313.21
    40        70,099.65      148,150.24       75,375.97      159,301.34
    41        73,132.33      157,996.54       78,636.91      169,888.75
    42        76,255.99      168,433.61       81,995.68      181,111.41
    43        79,473.35      179,496.90       85,455.22      193,007.42
    44        82,787.24      191,224.00       89,018.54      205,617.20
    45        86,200.55      203,654.71       92,688.76      218,983.56
    46        89,716.25      216,831.28       96,469.09      233,151.91
    47        93,337.43      230,798.43      100,362.83      248,170.35
    48        97,067.24      245,603.61      104,373.38      264,089.91
    49       100,908.94      261,297.11      108,504.24      280,964.63
    50       104,865.90      277,932.21      112,759.03      298,851.84
---------------------------------------------------------------------------

                                     SAI-25

--------------------------------------------------------------------------------

                                    TABLE II
                       ACCOUNT BALANCES AND CASH VALUES
    (ASSUMING A SINGLE CONTRIBUTION OF $1,000 AND NO FURTHER CONTRIBUTION)



---------------------------------------------------------------------------
                         CASH VALUE                  ACCOUNT BALANCE
---------------------------------------------------------------------------
                      3%             6%             3%             6%
   ATTAINED        MINIMUM      ILLUSTRATED      MINIMUM       ILLUSTRATED
 AGE YEAR END     GUARANTEE         RATE        GUARANTEE         RATE
---------------------------------------------------------------------------
       1        $ 999.66      $ 1,000.00      $ 999.66      $ 1,029.33
       2          999.32        1,000.00        999.32        1,060.42
       3          998.96        1,016.84        998.96        1,093.38
       4          998.60        1,049.33        998.60        1,128.31
       5          998.22        1,083.77        998.22        1,165.34
       6          997.83        1,120.27        997.83        1,204.59
       7          997.43        1,158.96        997.43        1,246.20
       8          997.02        1,199.98        997.02        1,290.30
       9          996.60        1,243.46        996.60        1,337.05
      10          996.16        1,289.54        996.16        1,386.60
      11          995.71        1,338.39        995.71        1,439.13
      12          995.25        1,390.17        995.25        1,494.81
      13          994.77        1,445.06        994.77        1,553.83
      14          994.28        1,503.24        994.28        1,616.39
      15          993.77        1,564.92        993.77        1,682.70
      16          993.25        1,630.29        993.25        1,753.00
      17          992.71        1,699.58        992.71        1,827.51
      18          992.16        1,773.04        992.16        1,906.49
      19          991.59        1,850.90        991.59        1,990.21
      20          991.00        1,933.43        991.00        2,078.95
      21          990.39        2,020.91        990.39        2,173.02
      22          989.77        2,113.64        989.77        2,272.73
      23          989.13        2,211.94        989.13        2,378.43
      24          988.47        2,316.13        988.47        2,490.46
      25          987.79        2,426.57        987.79        2,609.22
      26          987.09        2,543.65        987.09        2,735.10
      27          986.36        2,667.74        986.36        2,868.54
      28          985.62        2,799.28        985.62        3,009.98
      29          984.85        2,938.72        984.85        3,159.91
      30          984.06        3,086.52        984.06        3,318.84
      31          983.25        3,243.19        983.25        3,487.30
      32          982.41        3,409.26        982.41        3,665.87
      33          981.55        3,585.29        981.55        3,855.15
      34          980.66        3,771.88        980.66        4,055.79
      35          979.74        3,969.68        979.74        4,268.47
      36          978.80        4,179.34        978.80        4,493.91
      37          977.82        4,401.58        977.82        4,732.88
      38          976.82        4,637.15        976.82        4,986.18
      39          975.79        4,886.85        975.79        5,254.68
      40          974.73        5,151.54        974.73        5,539.29
      41          973.64        5,432.11        973.64        5,840.98
      42          972.51        5,729.52        972.51        6,160.77
      43          971.35        6,044.77        971.35        6,499.75
      44          970.16        6,378.93        970.16        6,859.07
      45          968.93        6,733.15        968.93        7,239.94
      46          967.66        7,108.61        967.66        7,643.67
      47          966.35        7,506.61        966.35        8,071.62
      48          965.01        7,928.48        965.01        8,525.25
      49          963.63        8,375.67        963.63        9,006.10
      50          962.20        8,849.69        962.20        9,515.79
---------------------------------------------------------------------------



                                     SAI-26

--------------------------------------------------------------------------------

HOW WE DETERMINE UNIT VALUES

Unit values for the Funds are determined at the end of each Business Day.

The unit value of any Fund for any Business Day is equal to the unit value for the preceding business day multiplied by the "net investment factor" for that Fund on that Business Day.

A net investment factor for each Fund is determined every Business Day as follows:

    o First, we take the value of the shares held by the Fund in the corresponding Portfolio of EQ Advisors Trust, at the close of business that day (before giving effect to any amounts allocated to or withdrawn from the Fund for that day). For this purpose, we use the share value reported to us by the Portfolio.

    o Then, we divide this amount by the value of the amounts in the Fund at the close of business on the preceding Business Day (after giving effect to any amounts allocated or withdrawn for that day).

    o Finally, we subtract any daily charge for fees or expenses payable by the Fund.


ILLUSTRATION OF CHANGES IN UNIT VALUES

Generally, if on a particular Business Day investment income and realized and unrealized capital gains exceed realized and unrealized capital losses and any expense charges, the unit value would be greater than the value for the previous period.

For example, assume that at the close of trading on a Monday, the value of a Fund's assets is $2,500,000, and the unit value is $10. If on the next Business Day, Tuesday, the investment income and realized and unrealized capital gains exceed realized and unrealized losses by $7,500, and the daily accrual for expenses charged to the Trust is $50, the unit value for that day would be calculated as follows:



1.  Unit value for Monday ..................................................     $       10
2.  Value of assets at close of business on Monday .........................     $2,500,000
3.  Excess of investment income and realized and unrealized capital gains
    over realized and unrealized losses ....................................     $    7,500
4.  Daily accrual for expenses (administration charges and certain expenses
    borne directly by the Funds) charged to the Investment Fund ............     $       50
5.  Value of assets, less charge for expenses, at close of business day On
    Tuesday, ((2) + (3) -- (4)) ............................................     $2,507,450
6.  Net investment factor ((5) divided by (2)) .............................        1.00298
7.  Unit value for Tuesday ((1) x (6)) .....................................     $  10.0298

If, on the other hand, the realized and unrealized losses exceeded investment income and realized and unrealized capital gains on that day by $7,500, the unit value for Tuesday would have been $9.9698.



EQ/ALLIANCE MONEY MARKET FUND YIELD INFORMATION


The EQ/Alliance Money Market Fund calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical account balance with one unit at the beginning of the period. To determine the seven-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

The net change will be reduced by the average administrative charge factor (explained below). This reduction is made to recognize the deduction of the participant service charge, which is not reflected in


                                     SAI-27

--------------------------------------------------------------------------------

the unit value. See "Charges and Expenses--Participant Service Charge" in the prospectus. Unit values reflect all other accrued expenses of the EQ/Alliance Money Market Fund.

The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period is multiplied return by 365/7 to produce an annualized seven-day current yield figure that we carry to the nearest one-hundredth of one percent.

The actual dollar amount of the participant service charge that we deduct from the EQ/Alliance Money Market Fund will vary for each participant depending upon how the participant allocates the account balance among the investment options. To determine the effect of the participant service charge on the yield, we start with the total dollar amount of the charges deducted from the Fund on the last day of the prior quarter. This amount is multiplied by 7/91.25 to produce an average participant service charge factor which is used in all weekly yield computations for the ensuing quarter. The average administrative charge is then divided by the number of EQ/Alliance Money Market Fund Units as of the end of the prior calendar quarter, and we deduct the resulting quotient from the net change in Unit Value for the seven-day period.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the EQ/Alliance Money Market Fund's investments, as follows: compounding the unannualized adjusted base period return by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1) 365/7 - 1.

The EQ/Alliance Money Market Fund yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of Units of the EQ/Alliance Money Market Fund will fluctuate and not remain constant.

The EQ/Alliance Money Market Fund yields reflect charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. You should not compare EQ/Alliance Money Market Fund yields to the return on fixed rate investments that guarantee rates of interest for specified periods, such as the Guaranteed Rate Accounts or bank deposits. You should not compare the yield to the yield of money market funds made available to the general public. Those yields usually are calculated on the basis of a constant $1 price per share, and those funds pay out earnings in dividends that accrue on a daily basis.


The seven-day current yield for the EQ/Alliance Money Market Fund was 1.49% for the period ended December 31, 2001. The effective yield for that period was 1.50%. Because these yields reflect the deduction of Separate Account No. 301 expenses, including the participant service charge, they are lower than the corresponding yield figures for the EQ/Alliance Money Market Portfolio, which reflect only the deduction of Trust-level expenses.

CUSTODIAN AND INDEPENDENT ACCOUNTANTS

The financial statements of Separate Account No. 301 as of December 31, 2001 and for each of the two years in the period ended December 31, 2001, and the consolidated financial statements of Equitable Life as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001 have been so included in the SAI, and incorporated by reference in the Prospectus, in reliance upon the reports of PricewaterhouseCoopers LLP, independent accountants, given upon their authority as experts in accounting and auditing.


UNDERWRITER


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account No. 301, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2001, 2000 and 1999. Equitable Life paid AXA Advisors



                                     SAI-28
as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account No. 301 $543,488,990 in 2001 and $666,577,890 in 2000. Of these amounts, AXA Advisors retained $277,057,837 and $385,314,054, respectively.



FINANCIAL STATEMENTS

You should consider the financial statements of Equitable Life included herein only as bearing upon the ability of Equitable Life to meet its obligations under the certificates. The financial statements begin on page F-1.


                                     SAI-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301



INDEX TO FINANCIAL STATEMENTS
Report of Independent Accountants ..............................................   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2001 .....................   FSA-3
   Statements of Operations for the Year Ended December 31, 2001 ...............   FSA-5
   Statements of Changes in Net Assets for the Years Ended December 31, 2001
    and 2000 ...................................................................   FSA-7
   Notes to Financial Statements ...............................................   FSA-10



THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
Report of Independent Accountants ..............................................   F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2001 and 2000 .....................   F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2001, 2000
    and 1999 ...................................................................   F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive Income,
    Years Ended December 31, 2001, 2000 and 1999 ...............................   F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2001, 2000
    and 1999 ...................................................................   F-5
   Notes to Consolidated Financial Statements .................................    F-7


                                     FSA-1

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 301 of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 301 at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in the EQ Advisors Trust at December 31, 2001 with the transfer agent of the EQ Advisors Trust, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
New York, New York
February 6, 2002


                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001






                                                                        EQ/                                EQ/
                                                       EQ/            ALLIANCE           EQ/            ALLIANCE
                                                    AGGRESSIVE         COMMON          ALLIANCE        GROWTH AND
                                                      STOCK            STOCK            GLOBAL           INCOME
                                                 --------------- ----------------- ---------------  ----------------
ASSETS:
Investments in shares of the Trust,
 at fair value .................................   $4,709,464      $ 89,610,339       $4,950,720       $10,054,223
Receivable for Trust shares sold ...............           --            58,879               19                --
Receivable for policy-related transactions .....           --                --               --                --
                                                   ----------      ------------       ----------       -----------
 Total assets ..................................    4,709,464        89,669,218        4,950,739        10,054,223
                                                   ----------      ------------       ----------       -----------
LIABILITIES:
Payable for Trust shares purchased .............          195                --               --             2,445
Payable for policy-related transactions ........       46,908           108,421           10,871             3,055
                                                   ----------      ------------       ----------       -----------
 Total liabilities .............................       47,103           108,421           10,871             5,500
                                                   ----------      ------------       ----------       -----------
NET ASSETS .....................................   $4,662,361      $ 89,560,797       $4,939,868       $10,048,723
                                                   ==========      ============       ==========       ===========
NET ASSETS:
Accumulation Units .............................   $4,662,361      $ 89,560,797       $4,939,868       $10,048,723
                                                   ----------      ------------       ----------       -----------
TOTAL NET ASSETS ...............................   $4,662,361      $ 89,560,797       $4,939,868       $10,048,723
                                                   ==========      ============       ==========       ===========
Investment in shares of the Trust, at cost .....   $6,381,099      $114,566,715       $6,631,833       $10,580,714
Trust shares held
 Class A .......................................      206,251         5,708,894          334,903           606,963
 Class B .......................................           --                --               --                --
Units outstanding (000's) ......................          141               542              160               362
Unit value .....................................   $    33.10      $     165.26       $    30.93       $     27.77

                                                        EQ/                         EQ/ALLIANCE         EQ/
                                                      ALLIANCE          EQ/        INTERMEDIATE      ALLIANCE
                                                       GROWTH         ALLIANCE      GOVERNMENT         MONEY
                                                     INVESTORS       HIGH YIELD     SECURITIES        MARKET
                                                  --------------- --------------- -------------- ----------------
ASSETS:
Investments in shares of the Trust,
 at fair value .................................     $2,985,844      $1,143,450     $5,649,677      $24,499,163
Receivable for Trust shares sold ...............             --              --          3,619               --
Receivable for policy-related transactions .....             --              --             --               --
                                                     ----------      ----------     ----------      -----------
 Total assets ..................................      2,985,844       1,143,450      5,653,296       24,499,163
                                                     ----------      ----------     ----------      -----------
LIABILITIES:
Payable for Trust shares purchased .............          4,033           1,000             --           14,133
Payable for policy-related transactions ........          1,689           3,716         19,631            4,328
                                                     ----------      ----------     ----------      -----------
 Total liabilities .............................          5,722           4,716         19,631           18,461
                                                     ----------      ----------     ----------      -----------
NET ASSETS .....................................     $2,980,122      $1,138,734     $5,633,665      $24,480,702
                                                     ==========      ==========     ==========      ===========
NET ASSETS:
Accumulation Units .............................     $2,980,122      $1,138,734     $5,633,665      $24,480,702
                                                     ----------      ----------     ----------      -----------
TOTAL NET ASSETS ...............................     $2,980,122      $1,138,734     $5,633,665      $24,480,702
                                                     ==========      ==========     ==========      ===========
Investment in shares of the Trust, at cost .....     $3,554,721      $1,576,352     $5,584,977      $24,903,722
Trust shares held
 Class A .......................................        181,845         209,295        572,096        2,362,132
 Class B .......................................             --              --             --               --
Units outstanding (000's) ......................            157              45            100              754
Unit value .....................................     $    18.96      $    25.37     $    56.57      $     32.46



The accompanying notes are an integral part of these financial statements.


                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
DECEMBER 31, 2001




                                                                EQ/AXP
                                                EQ/ALLIANCE       NEW            EQ/          EQ/EQUITY
                                                 TECHNOLOGY   DIMENSIONS      BALANCED        500 INDEX
                                               ------------- ------------ ---------------- ---------------
ASSETS:
Investments in shares of the Trust,
 at fair value ...............................    $750,299      $3,252       $39,538,374      $3,119,981
Receivable for Trust shares sold .............          --          --             3,384              --
Receivable for policy-related transactions ...          --          --            13,768              --
                                                  --------      ------       -----------      ----------
 Total assets ................................     750,299       3,252        39,555,526       3,119,981
                                                  --------      ------       -----------      ----------
LIABILITIES:
Payable for Trust shares purchased ...........          --          --                --           6,197
Payable for policy-related transactions ......          79           2                --          43,666
                                                  --------      ------       -----------      ----------
 Total liabilities ...........................          79           2                --          49,863
                                                  --------      ------       -----------      ----------
NET ASSETS ...................................    $750,220      $3,250       $39,555,526      $3,070,118
                                                  ========      ======       ===========      ==========
NET ASSETS:
Accumulation Units ...........................    $750,220      $3,250       $39,555,526      $3,070,118
                                                  --------      ------       -----------      ----------
TOTAL NET ASSETS .............................    $750,220      $3,250       $39,555,526      $3,070,118
                                                  ========      ======       ===========      ==========
Investment in shares of the Trust, at cost ...    $769,436      $3,151       $46,174,810      $3,548,808
Trust shares held
 Class A .....................................          --          --         2,723,463              --
 Class B .....................................     148,797         463                --         142,160
Units outstanding (000's) ....................          91          --               417             399
Unit value ...................................    $   8.21      $ 9.07       $     94.68      $     7.69

                                                                     EQ/MFS       EQ/T. ROWE
                                                   EQ/LAZARD        EMERGING         PRICE
                                                   SMALL CAP         GROWTH      INTERNATIONAL
                                                     VALUE         COMPANIES         STOCK
                                                --------------- --------------- --------------
ASSETS:
Investments in shares of the Trust,
 at fair value ...............................    $1,155,672      $1,567,742      $497,892
Receivable for Trust shares sold .............            --              --            --
Receivable for policy-related transactions ...        34,512              --            --
                                                  ----------      ----------      --------
 Total assets ................................     1,190,184       1,567,742       497,892
                                                  ----------      ----------      --------
LIABILITIES:
Payable for Trust shares purchased ...........         1,000             750           300
Payable for policy-related transactions ......            --          49,358         2,582
                                                  ----------      ----------      --------
 Total liabilities ...........................         1,000          50,108         2,882
                                                  ----------      ----------      --------
NET ASSETS ...................................    $1,189,184      $1,517,634      $495,010
                                                  ==========      ==========      ========
NET ASSETS:
Accumulation Units ...........................    $1,189,184      $1,517,634      $495,010
                                                  ----------      ----------      --------
TOTAL NET ASSETS .............................    $1,189,184      $1,517,634      $495,010
                                                  ==========      ==========      ========
Investment in shares of the Trust, at cost ...    $1,174,330      $1,697,994      $688,100
Trust shares held
 Class A .....................................            --              --            --
 Class B .....................................       100,311         114,417        59,659
Units outstanding (000's) ....................            95             141            60
Unit value ...................................    $    12.52      $    10.79      $   8.31



The accompanying notes are an integral part of these financial statements.


                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001



                                                                     EQ/                              EQ/
                                                    EQ/            ALLIANCE           EQ/          ALLIANCE
                                                 AGGRESSIVE         COMMON          ALLIANCE      GROWTH AND
                                                   STOCK            STOCK            GLOBAL         INCOME
                                              --------------- ----------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trust ..................   $    27,769      $  2,398,605     $        --      $  98,006
 Expenses:
  Asset-based charges .......................        26,090           378,245          29,610         35,231
  Less: Reduction for expense limitation ....            --                --              --             --
                                                -----------      ------------     -----------      ---------
  Net Expenses ..............................        26,090           378,245          29,610         35,231
                                                -----------      ------------     -----------      ---------
NET INVESTMENT INCOME (LOSS) ................         1,679         2,020,360         (29,610)        62,775
                                                -----------      ------------     -----------      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments .......    (1,007,603)       (4,226,157)       (653,704)         6,943
  Realized gain distribution from The
   Trust ....................................            --           124,806           2,863        415,006
                                                -----------      ------------     -----------      ---------
 Net realized gain (loss) ...................    (1,007,603)       (4,101,351)       (650,841)       421,949
                                                -----------      ------------     -----------      ---------
 Change in unrealized appreciation
  (depreciation) of investments .............      (627,346)       (9,547,536)       (893,704)      (677,516)
                                                -----------      ------------     -----------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ................................    (1,634,949)      (13,648,887)     (1,544,545)      (255,567)
                                                -----------      ------------     -----------      ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ..................   $(1,633,270)     $(11,628,527)    $(1,574,155)     $(192,792)
                                                ===========      ============     ===========      =========


                                                    EQ/                      EQ/ALLIANCE      EQ/
                                                  ALLIANCE        EQ/       INTERMEDIATE    ALLIANCE
                                                   GROWTH       ALLIANCE     GOVERNMENT      MONEY
                                                 INVESTORS     HIGH YIELD    SECURITIES      MARKET
                                               ------------- ------------- -------------- -----------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trust ..................    $  64,925     $ 111,482      $197,640      $794,496
 Expenses:
  Asset-based charges .......................       14,771         8,811        35,912       104,693
  Less: Reduction for expense limitation ....           --            --       (18,687)           --
                                                 ---------     ---------      --------      --------
  Net Expenses ..............................       14,771         8,811        17,225       104,693
                                                 ---------     ---------      --------      --------
NET INVESTMENT INCOME (LOSS) ................       50,154       102,671       180,415       689,803
                                                 ---------     ---------      --------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments .......     (169,161)     (151,531)       53,218         8,404
  Realized gain distribution from The
   Trust ....................................           --            --            --            --
                                                 ---------     ---------      --------      --------
 Net realized gain (loss) ...................     (169,161)     (151,531)       53,218         8,404
                                                 ---------     ---------      --------      --------
 Change in unrealized appreciation
  (depreciation) of investments .............     (298,558)       48,029       129,895       128,548
                                                 ---------     ---------      --------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ................................     (467,719)     (103,502)      183,113       136,952
                                                 ---------     ---------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ..................    $(417,565)    $    (831)     $363,528      $826,755
                                                 =========     =========      ========      ========



(a) Commenced operations on May 18, 2001.


The accompanying notes are an integral part of these financial statements.


                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301

STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2001



                                                                     EQ/AXP
                                                  EQ/ALLIANCE         NEW              EQ/         EQ/EQUITY
                                                TECHNOLOGY (a)   DIMENSIONS (a)      BALANCED      500 INDEX
                                               ---------------- ---------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trust ...................     $     --          $   5        $ 1,048,216     $  27,753
 Expenses:
  Asset-based charges ........................          267              2            174,472         4,450
  Less: Reduction for expense limitation .....           --             --                 --            --
                                                   --------          -----        -----------     ---------
  Net Expenses ...............................          267              2            174,472         4,450
                                                   --------          -----        -----------     ---------
NET INVESTMENT INCOME (LOSS) .................         (267)             3            873,744        23,303
                                                   --------          -----        -----------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain (loss) on investments ........          (2)           (647)          (667,420)     (148,830)
  Realized gain distribution from The
   Trust .....................................           --             --                 --         1,460
                                                   --------          -----        -----------     ---------
 Net realized gain (loss) ....................          (2)           (647)          (667,420)     (147,370)
                                                   --------          -----        -----------     ---------
 Change in unrealized appreciation
  (depreciation) of investments ..............      (19,137)           102         (1,261,842)     (148,653)
                                                   --------          -----        -----------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS .................................      (19,139)          (545)        (1,929,262)     (296,023)
                                                   --------          -----        -----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ...................     $(19,406)         $(542)       $(1,055,518)    $(272,720)
                                                   ========          =====        ===========     =========

                                                                  EQ/MFS       EQ/T. ROWE
                                                  EQ/LAZARD      EMERGING         PRICE
                                                  SMALL CAP       GROWTH      INTERNATIONAL
                                                    VALUE       COMPANIES         STOCK
                                                ------------ --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trust ...................   $ 50,236     $       588      $   1,010
 Expenses:
  Asset-based charges ........................      3,737          10,652          2,326
  Less: Reduction for expense limitation .....         --              --             --
                                                 --------     -----------      ---------
  Net Expenses ...............................      3,737          10,652          2,326
                                                 --------     -----------      ---------
NET INVESTMENT INCOME (LOSS) .................     46,499         (10,064)        (1,316)
                                                 --------     -----------      ---------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain (loss) on investments ........     (3,649)     (1,643,844)       (28,526)
  Realized gain distribution from The
   Trust .....................................     79,066              --             74
                                                 --------     -----------      ---------
 Net realized gain (loss) ....................     75,417      (1,643,844)       (28,452)
                                                 --------     -----------      ---------
 Change in unrealized appreciation
  (depreciation) of investments ..............    (22,435)        483,335        (86,378)
                                                 --------     -----------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS .................................     52,982      (1,160,509)      (114,830)
                                                 --------     -----------      ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ...................   $ 99,481     $(1,170,573)     $(116,146)
                                                 ========     ===========      =========



(a) Commenced operations on May 18, 2001.


The accompanying notes are an integral part of these financial statements.


                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,



                                                             EQ/                          EQ/ALLIANCE
                                                      AGGRESSIVE STOCK                   COMMON STOCK
                                               ------------------------------- ---------------------------------
                                                     2001            2000            2001             2000
                                               --------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss) ................   $     1,679     $   (12,694)    $  2,020,360     $    242,925
 Net realized gain (loss) on investments .....    (1,007,603)        752,696       (4,101,351)      28,450,672
 Change in unrealized appreciation
  (depreciation) of investments ..............      (627,346)     (1,786,276)      (9,547,536)     (47,388,958)
                                                 -----------     -----------     ------------     ------------
 Net increase (decrease) in net assets from
  operations .................................    (1,633,270)     (1,046,274)     (11,628,527)     (18,695,361)
                                                 -----------     -----------     ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners ......       393,471         417,018        1,457,947        2,723,142
  Transfers between funds including
   guaranteed rate account, net ..............      (137,113)        405,611       (2,293,405)      (4,123,041)
  Transfers for contract benefits and
   terminations ..............................      (442,012)       (607,677)      (7,329,161)      (8,339,374)
  Contract maintenance charges ...............        (2,407)         (1,900)         (24,652)         (19,326)
                                                 -----------     -----------     ------------     ------------
 Net increase (decrease) in net assets
  from contractowners transactions ...........      (188,061)        213,052       (8,189,271)      (9,758,599)
                                                 -----------     -----------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS ............    (1,821,331)       (833,222)     (19,817,798)     (28,453,960)
NET ASSETS -- BEGINNING OF PERIOD ............     6,483,692       7,316,914      109,378,595      137,832,555
                                                 -----------     -----------     ------------     ------------
NET ASSETS -- END OF PERIOD ..................   $ 4,662,361     $ 6,483,692     $ 89,560,797     $109,378,595
                                                 ===========     ===========     ============     ============

                                                         EQ/ALLIANCE                     EQ/ALLIANCE
                                                           GLOBAL                      GROWTH & INCOME
                                               ------------------------------- -------------------------------
                                                     2001            2000            2001            2000
                                               --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss) ................   $   (29,610)    $   (25,025)    $    62,775     $    27,702
 Net realized gain (loss) on investments .....      (650,841)      1,247,089         421,949       1,367,028
 Change in unrealized appreciation
  (depreciation) of investments ..............      (893,704)     (2,978,938)       (677,516)       (663,372)
                                                 -----------     -----------     -----------     -----------
 Net increase (decrease) in net assets from
  operations .................................    (1,574,155)     (1,756,874)       (192,792)        731,358
                                                 -----------     -----------     -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners ......       221,165         314,148       1,421,272       1,064,233
  Transfers between funds including
   guaranteed rate account, net ..............      (206,292)        368,691          83,917         515,575
  Transfers for contract benefits and
   terminations ..............................      (853,036)       (583,327)     (1,367,307)     (1,222,499)
  Contract maintenance charges ...............        (1,003)           (742)         (1,269)           (854)
                                                 -----------     -----------     -----------     -----------
 Net increase (decrease) in net assets
  from contractowners transactions ...........      (839,166)         98,770         136,613         356,455
                                                 -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS ............    (2,413,321)     (1,658,104)        (56,179)      1,087,813
NET ASSETS -- BEGINNING OF PERIOD ............     7,353,189       9,011,294      10,104,902       9,017,089
                                                 -----------     -----------     -----------     -----------
NET ASSETS -- END OF PERIOD ..................   $ 4,939,868     $ 7,353,189     $10,048,723     $10,104,902
                                                 ===========     ===========     ===========     ===========



(a)        Commenced operations on October 6, 2000.

(b)        Commenced operations on May 18, 2001.


The accompanying notes are an integral part of these financial statements.


                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,



                                                        EQ/ALLIANCE                 EQ/ALLIANCE
                                                     GROWTH INVESTORS               HIGH YIELD
                                                --------------------------- ---------------------------
                                                     2001          2000          2001          2000
                                                ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss) .................  $   50,154    $   40,652    $  102,671    $  111,239
 Net realized gain (loss) on investments ......    (169,161)      341,075      (151,531)     (220,912)
 Change in unrealized appreciation
  (depreciation) of investments ...............    (298,558)     (630,806)       48,029       (22,769)
                                                 ----------    ----------    ----------    ----------
 Net increase (decrease) in net assets from
  operations ..................................    (417,565)     (249,079)         (831)     (132,442)
                                                 ----------    ----------    ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners .......     596,341       364,162        99,844       209,006
  Transfers between funds including
   guaranteed rate account, net ...............      48,891       285,385         5,398       (28,610)
  Transfers for contract benefits and
   terminations ...............................    (584,396)     (288,568)     (173,529)     (283,628)
  Contract maintenance charges ................        (600)         (461)         (553)         (384)
                                                 ----------    ----------    ----------    ----------
 Net increase (decrease) in net assets from
  contractowners transactions .................      60,236       360,518       (68,840)     (103,616)
                                                 ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS .............    (357,329)      111,439       (69,671)     (236,058)
NET ASSETS -- BEGINNING OF PERIOD .............   3,337,451     3,226,012     1,208,405     1,444,462
                                                 ----------    ----------    ----------    ----------
NET ASSETS -- END OF PERIOD ...................  $2,980,122    $3,337,451    $1,138,734    $1,208,405
                                                 ==========    ==========    ==========    ==========


                                                        EQ/ALLIANCE
                                                       INTERMEDIATE
                                                        GOVERNMENT                    EQ/ALLIANCE             EQ/ALLIANCE
                                                        SECURITIES                   MONEY MARKET            TECHNOLOGY (b)
                                                --------------------------- ------------------------------- ---------------
                                                     2001          2000           2001            2000            2001
                                                ------------- ------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss) .................  $  180,415    $  254,965    $    689,803    $  1,238,964      $   (267)
 Net realized gain (loss) on investments ......      53,218        (3,135)          8,404         485,247            (2)
 Change in unrealized appreciation
  (depreciation) of investments ...............     129,895       137,243         128,548        (360,750)      (19,137)
                                                 ----------    ----------    ------------    ------------      ----------
 Net increase (decrease) in net assets from
  operations ..................................     363,528       389,073         826,755       1,363,461       (19,406)
                                                 ----------    ----------    ------------    ------------      ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners .......     206,702       107,636       3,213,111       3,238,710       128,073
  Transfers between funds including
   guaranteed rate account, net ...............     865,419      (585,129)      1,920,548         571,175       641,371
  Transfers for contract benefits and
   terminations ...............................    (372,078)     (434,489)     (5,869,518)     (6,366,889)          200
  Contract maintenance charges ................      (1,203)         (857)        (17,635)        (13,105)          (18)
                                                 ----------    ----------    ------------    ------------      ----------
 Net increase (decrease) in net assets from
  contractowners transactions .................     698,840      (912,839)       (753,494)     (2,570,109)      769,626
                                                 ----------    ----------    ------------    ------------      ----------
INCREASE (DECREASE) IN NET ASSETS .............   1,062,368      (523,766)         73,261      (1,206,648)      750,220
NET ASSETS -- BEGINNING OF PERIOD .............   4,571,297     5,095,063      24,407,441      25,614,089            --
                                                 ----------    ----------    ------------    ------------      ----------
NET ASSETS -- END OF PERIOD ...................  $5,633,665    $4,571,297    $ 24,480,702    $ 24,407,441      $750,220
                                                 ==========    ==========    ============    ============      ==========



(a)        Commenced operations on October 6, 2000.

(b)        Commenced operations on May 18, 2001.

The accompanying notes are an integral part of these financial statements.

                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,




                                                EQ/AXP                      EQ/                        EQ/EQUITY
                                          NEW DIMENSIONS (b)             BALANCED                    500 INDEX (a)
                                         -------------------- ------------------------------- ---------------------------
                                                 2001               2001            2000           2001          2000
                                         -------------------- --------------- --------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss) ..........        $    3         $    873,744    $  1,291,438    $   23,303    $   15,163
 Net realized gain (loss) on
  investments ..........................          (647)            (667,420)      7,806,381      (147,370)       98,896
 Change in unrealized appreciation
  (depreciation) of investments ........           102           (1,261,842)     (9,740,360)     (148,653)     (280,174)
                                                ------         ------------    ------------    ----------    ----------
 Net increase (decrease) in net assets
  from operations ......................          (542)          (1,055,518)       (642,541)     (272,720)     (166,115)
                                                ------         ------------    ------------    ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from
   contractowners ......................         3,144              700,456         619,703       725,104       131,534
  Transfers between funds including
   guaranteed rate account, net ........           648            1,209,826        (500,921)      705,548     2,145,189
  Transfers for contract benefits and
   terminations ........................            --           (3,474,270)     (3,693,432)     (137,212)      (60,291)
  Contract maintenance charges .........            --               (9,230)         (6,916)         (743)         (176)
                                                ------         ------------    ------------    ----------    ----------
 Net increase (decrease) in net assets
  from contractowners transactions .....         3,792           (1,573,218)     (3,581,566)    1,292,697     2,216,256
                                                ------         ------------    ------------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS ......         3,250           (2,628,736)     (4,224,107)    1,019,977     2,050,141
NET ASSETS -- BEGINNING OF PERIOD ......            --           42,184,262      46,408,369     2,050,141            --
                                                ------         ------------    ------------    ----------    ----------
NET ASSETS -- END OF PERIOD ............        $3,250         $ 39,555,526    $ 42,184,262    $3,070,118    $2,050,141
                                                ======         ============    ============    ==========    ==========

                                                  EQ/LAZARD                  EQ/MFS EMERGING              EQ/T. ROWE PRICE
                                                  SMALL CAP                      GROWTH                     INTERNATIONAL
                                                    VALUE                       COMPANIES                       STOCK
                                         --------------------------- ------------------------------- ---------------------------
                                              2001          2000           2001            2000           2001          2000
                                         -------------- ------------ --------------- --------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss) ..........   $   46,499    $   2,505    $   (10,064)    $    61,383     $  (1,316)    $  (2,045)
 Net realized gain (loss) on
  investments ..........................       75,417       10,351     (1,643,844)       (571,286)      (28,452)       84,905
 Change in unrealized appreciation
  (depreciation) of investments ........      (22,435)       4,209        483,335        (791,858)      (86,378)     (178,575)
                                           ----------    ---------    -----------     -----------     ---------     ---------
 Net increase (decrease) in net assets
  from operations ......................       99,481       17,065     (1,170,573)     (1,301,761)     (116,146)      (95,715)
                                           ----------    ---------    -----------     -----------     ---------     ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from
   contractowners ......................      169,837       19,399        234,274         764,654       210,147        49,594
  Transfers between funds including
   guaranteed rate account, net ........      855,815      (10,533)      (616,085)      3,182,979        17,872       115,222
  Transfers for contract benefits and
   terminations ........................      (82,904)      (2,480)      (402,187)       (330,986)      (59,080)      (33,601)
  Contract maintenance charges .........         (141)         (21)          (541)           (507)          (94)          (65)
                                           ----------    ---------    -----------     -----------     ---------     ---------
 Net increase (decrease) in net assets
  from contractowners transactions .....      942,607        6,365       (784,539)      3,616,140       168,845       131,150
                                           ----------    ---------    -----------     -----------     ---------     ---------
INCREASE (DECREASE) IN NET ASSETS ......    1,042,088       23,430     (1,955,112)      2,314,379        52,699        35,435
NET ASSETS -- BEGINNING OF PERIOD ......      147,096      123,666      3,472,746       1,158,367       442,311       406,876
                                           ----------    ---------    -----------     -----------     ---------     ---------
NET ASSETS -- END OF PERIOD ............   $1,189,184    $ 147,096    $ 1,517,634     $ 3,472,746     $ 495,010     $ 442,311
                                           ==========    =========    ===========     ===========     =========     =========


(a)        Commenced operations on October 6, 2000.

(b)        Commenced operations on May 18, 2001.

The accompanying notes are an integral part of these financial statements.

                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301


NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2001


1. Organization

   The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 301 (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997 and is an open-ended diversified management investment company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

     The Account has 15 variable investment funds ("Funds") offered by EQAT:(1)

     o   EQ/Aggressive Stock(2)
     o   EQ/Alliance Common Stock
     o   EQ/Alliance Global
     o   EQ/Alliance Growth & Income
     o   EQ/Alliance Growth Investors
     o   EQ/Alliance High Yield
     o   EQ/Alliance Intermediate Government Securities
     o   EQ/Alliance Money Market
     o   EQ/Alliance Technology
     o   EQ/AXP New Dimensions
     o   EQ/Balanced
     o   EQ/Equity 500 Index(3)
     o   EQ/Lazard Small Cap Value
     o   EQ/MFS Emerging Growth Companies
     o   EQ/T. Rowe Price International Stock

     ----------
   (1)   Effective May 18, 2001 the names of the investment options include
         EQ/.

   (2)   Formerly known as Alliance Aggressive.

   (3)   Formerly known as Alliance Equity Index.


   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

   The Account is used to fund benefits under certain group annuity contracts and certificates ("Contracts") in connection with individual retirement annuities and tax-sheltered annuity arrangements.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2001 presentation.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" which was effective for the December 31,



                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2001


2. Significant Accounting Policies (Concluded)


   2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of the Trust and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by the Trust using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and capital gains are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of Trust shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (excluding amounts allocated to the guaranteed rate account, reflected in the General Account). Contractowners may allocate amounts in their individual accounts to variable investment funds, and/or to the guaranteed rate account of Equitable Life's General Account. Transfers between funds including the guaranteed rate account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the Guaranteed Rate Account. The net assets of any variable investment fund may not be less than the aggregate of the Contractowners account allocated to that variable investment fund. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Included in Contract maintenance charges are administrative charges deducted quarterly under the Contracts.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments


   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:



                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2001


3. Purchases and Sales of Investments (Concluded)



                                                     PURCHASES         SALES
                                                   -------------   -------------
   EQ/Aggressive Stock                              $ 2,881,796     $ 3,028,718
   EQ/Alliance Common Stock                          11,666,606      17,811,449
   EQ/Alliance Global                                 1,768,235       2,624,655
   EQ/Alliance Growth & Income                        4,219,953       3,617,077
   EQ/Alliance Growth Investors                       1,203,029       1,093,189
   EQ/Alliance High Yield                               484,860         464,034
   EQ/Alliance Intermediate Government Securities     3,025,997       2,111,441
   EQ/Alliance Money Market                          19,450,089      19,504,157
   EQ/Alliance Technology                               769,445               6
   EQ/AXP New Dimensions                                 26,194          22,396
   EQ/Balanced                                        3,661,024       4,331,290
   EQ/Equity 500 Index                                1,228,091         544,328
   EQ/Lazard Small Cap Value                          4,064,049       3,002,624
   EQ/MFS Emerging Growth Companies                   2,149,276       2,948,186
   EQ/T. Rowe Price International Stock                 238,965          70,115
                                                    -----------     -----------
                                                    $56,837,609     $61,173,666
                                                    ===========     ===========


4. Expenses and Related Party Transactions


   The assets in each Fund are invested in Class IA or Class IB shares of a corresponding mutual fund portfolio of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares in respect to activities primarily intended to result in the sale of Class IB shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and as such receives management fees for services performed in its capacity as investment manager of EQAT. Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Fees will vary depending on net asset levels of individual portfolios and range from a low of 0.25% to a high of 1.15% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios (including EQ/Aggressive Stock, EQ/Balanced, and EQ/Equity 500 Index). Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   AXA Advisors is an affiliate of Equitable Life, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.


     The Contracts are sold by financial professionals who are registered representatives of AXA Advisors

                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2001


4. Expenses and Related Party Transactions (Concluded)


   and licensed insurance agents of AXA Network, LLC, its subsidiaries or AXA Network Insurance Agency of Texas, Inc. (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.


5. Substitutions

   On May 18, 2001 the EQ/Balance Portfolio acquired all the net assets of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios were not held by the Account before the merger. The substitution was accomplished by a tax free exchange of 138,144 Class IA shares of Alliance Conservative Investors (valued at $1,639,765), for 104,644 Class IA shares of the EQ/Balanced Portfolio (valued at $1,639,765). On May 18, 2001 the assets of Alliance Conservative Investors at that date were combined with those of EQ/Balanced. The aggregate net assets of the Alliance Conservative Investors and EQ/Balanced immediately before the substitution were $1,639,765 and $42,569,414 respectively, resulting in combined assets after the substitution of $44,209,179 in EQ/Balanced Portfolio.

   On October 6, 2000 EQ/Equity 500 Index Portfolio, formerly the Alliance Equity Index Portfolio, acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. For accounting purposes, this transaction was treated as a merger. The EQ/Equity 500 Index Portfolio was not held by the Account before the substitution. The substitution was accomplished by a tax free exchange for 68,208 Class IB shares of EQ/Equity 500 Index Portfolio (valued at $1,930,147) for the 135,573 Class IB shares of BT Equity 500 Index Portfolio (valued at $1,930,147). The aggregate net assets of the BT Equity 500 Index Portfolio immediately before the substitution was $1,930,147 resulting in combined assets after the substitution of $1,930,147 in EQ/Equity 500 Index Portfolio.


6. Asset Charges


   The following charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts:


      o Administrative fees are charged at an effective annual rate of 0.25% of the net assets of each Fund.


     o Direct operating expenses are paid to cover expenses attributable to the operations of each Fund. Direct operating expenses include charges for auditing, printing and mailing expenses.

   Under the Contracts, Equitable Life reimburses the EQ/Alliance Money Market Fund, the EQ/Alliance Common Stock Fund, the EQ/Alliance Intermediate Government Securities Fund, and the EQ/Balanced Fund for the excess of the aggregate expense charges of each Fund (including investment advisory fees and certain other Trust expenses attributable to assets of such Fund invested in a Portfolio of the Trust and the asset-based charges of the Fund, as described above) which during any calendar year exceed 1.5% of the average daily net assets of the EQ/Alliance Common Stock Fund, the EQ/Alliance Intermediate Government Securities Fund, the EQ/Balanced Fund, and 1.0% of the EQ/Alliance Money Market Fund. In addition, Equitable life voluntarily reimburses the EQ/Alliance High Yield Fund, the EQ/Aggressive Stock Fund, and the EQ/Alliance Global Fund for



                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2001


6. Asset Charges (Concluded)


   aggregate expenses in excess of 1.5% of each Fund's average daily net assets. The voluntary expense limitation may be discontinued by Equitable Life at its discretion. The above expense reimbursement is disclosed in the Statements of Operations as Reduction for expense limitation.

   If the annual amount of management fees applicable to the EQ/Alliance Money Market Portfolio and the EQ/Alliance Intermediate Government Securities Portfolio exceeds 0.35% of the average daily net asset value of either Portfolio, Equitable Life will reimburse the related Fund for such excess. This expense limitation is a contractual right for Participants who enrolled prior to May 1, 1987 and cannot be changed without the consent of those Participants. Equitable Life has voluntarily agreed to impose this expense limitation for Participants who enrolled after May 1, 1987 and reserves the right to discontinue this at any time. Any such reimbursements are reflected in the net unit value of the Fund and is included in the Statements of Operations as a Reduction for expense limitation.


   A quarterly Participant Service Charge is made for each participant at the end of each calendar quarter before retirement benefits begin.
   Participant's unit balances are reduced and proceeds are credited to Equitable Life in payment of the participant's service charge which will not exceed $30 per year.


7. Changes in Units Outstanding

     Accumulation units issued and redeemed during the periods indicated were (in thousands):



                                                         YEARS ENDED
                                                        DECEMBER 31,
                                                    ---------------------
                                                       2001        2000
                                                    ----------   --------
   EQ/AGGRESSIVE STOCK
   -------------------
    Issued ......................................       88           77
    Redeemed ....................................      (92)         (74)
                                                      ----          ---
    Net Increase (Decrease) .....................       (4)           3
                                                      ----          ---
   EQ/ALLIANCE COMMON STOCK
   ------------------------
    Issued ......................................       61           49
    Redeemed ....................................     (110)         (95)
                                                      ----          ---
    Net Increase (Decrease) .....................      (49)         (46)
                                                      ----          ---
   EQ/ALLIANCE GLOBAL
   ------------------
    Issued ......................................       50           43
    Redeemed ....................................      (79)         (41)
                                                      ----          ---
    Net Increase (Decrease) .....................      (29)           2
                                                      ----          ---
   EQ/ALLIANCE GROWTH & INCOME
   ---------------------------
    Issued ......................................      147          110
    Redeemed ....................................     (143)         (98)
                                                      ----          ---
    Net Increase (Decrease) .....................        4           12
                                                      ----          ---
   EQ/ALLIANCE GROWTH INVESTORS
   ----------------------------
    Issued ......................................       57           49
    Redeemed ....................................      (53)         (34)
                                                      ----          ---
 Net Increase (Decrease) ........................        4           15
                                                      ----          ---



   (a) A substitution of BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 5).
   (b) Units were made available for sale on May 18, 2001.
   (c) A substitution of Alliance Conservative Investors for EQ/Balanced occurred on May 18, 2001 (See Note 5).



                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2001


7. Changes in Units Outstanding (Concluded)


     Accumulation units issued and redeemed during the periods indicated were (in thousands):





                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                        -------------------------
                                                            2001          2000
                                                        ------------   ----------
   EQ/ALLIANCE HIGH YIELD
   ----------------------
    Issued ..........................................         15           15
    Redeemed ........................................        (18)         (18)
                                                            ----         ----
    Net Increase (Decrease) .........................         (3)          (3)
                                                            ----         ----
   EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
   ----------------------------------------------
    Issued ..........................................         55           25
    Redeemed ........................................        (42)         (43)
                                                            ----         ----
    Net Increase (Decrease) .........................         13          (18)
                                                            ----         ----
   EQ/ALLIANCE MONEY MARKET
   ------------------------
    Issued ..........................................        726          655
    Redeemed ........................................       (750)        (741)
                                                            ----         ----
    Net Increase (Decrease) .........................        (24)         (86)
                                                            ----         ----
   EQ/ALLIANCE TECHNOLOGY (b)
   --------------------------
    Issued ..........................................         91           --
    Redeemed ........................................         --           --
                                                            ----         ----
    Net Increase (Decrease) .........................         91           --
                                                            ----         ----
   EQ/AXP NEW DIMENSIONS (b)
   -------------------------
    Issued ..........................................          3           --
    Redeemed ........................................         (3)          --
                                                            ----         ----
    Net Increase (Decrease) .........................         --           --
                                                            ----         ----
   EQ/BALANCED (c)
   ---------------
    Issued ..........................................         31           30
    Redeemed ........................................        (48)         (66)
                                                            ----         ----
    Net Increase (Decrease) .........................        (17)         (36)
                                                            ----         ----
   EQ/EQUITY 500 INDEX (a)
   -----------------------
    Issued ..........................................        250          252
    Redeemed ........................................        (85)         (17)
                                                            ----         ----
    Net Increase (Decrease) .........................        165          235
                                                            ----         ----
   EQ/LAZARD SMALL CAP VALUE
   -------------------------
    Issued ..........................................        348           22
    Redeemed ........................................       (267)         (21)
                                                            ----         ----
    Net Increase (Decrease) .........................         81            1
                                                            ----         ----
   EQ/MFS EMERGING GROWTH COMPANIES
   --------------------------------
    Issued ..........................................        173          612
    Redeemed ........................................       (243)        (457)
                                                            ----         ----
    Net Increase (Decrease) .........................        (70)         155
                                                            ----         ----
   EQ/T. ROWE PRICE INTERNATIONAL STOCK
   ------------------------------------
    Issued ..........................................         26           33
    Redeemed ........................................         (8)         (22)
                                                            ----         ----
    Net Increase (Decrease) .........................         18           11
                                                            ----         ----



    (a) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 5).
    (b) Units were made available for sale on May 18, 2001.
    (c) A substitution of Alliance Conservative Investors for EQ/Balanced occurred on May 18, 2001 (See Note 5).


                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2001


8. Accumulation Unit Values
   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (including administrative charges and direct operating expenses of each fund ranging from 0.25% to 0.76% in 2001 and 2000, 0.37% to 0.76% in 1999, 0.40% to 0.69% in 1998, and 0.40% to 0.94% in 1997) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.



                                                                    YEARS ENDED DECEMBER 31,
                                           ---------------------------------------------------------------------------
                                                2001            2000           1999            1998           1997
                                           -------------   -------------   ------------   -------------   ------------
  EQ/AGGRESSIVE STOCK
  -------------------
  Unit value, end of period ...........       $ 33.10        $  44.83        $  51.79       $  43.73        $ 43.83
  Net Assets (000's) ..................       $ 4,662        $  6,500        $  7,302       $  8,702        $ 8,810
  Number of units outstanding,
   end of period (000's) ..............           141             145             141            199            201
  Asset Charges .......................          0.50%           0.29%           0.49%          0.47%          0.50%
  Total Return ........................        (26.17)%        (13.44)%         18.43%         (0.23)%        10.32%

  EQ/ALLIANCE COMMON STOCK
  ------------------------
  Unit value, end of period ...........       $165.26        $ 185.51        $ 216.64       $ 173.65        $134.77
  Net Assets (000's) ..................       $89,561        $109,451        $138,000       $115,651        $91,374
  Number of units outstanding,
   end of period (000's) ..............           542             590             637            666            678
  Asset Charges .......................          0.39%           0.42%           0.36%          0.38%          0.40%
  Total Return ........................        (10.92)%        (14.37)%         24.76%         28.85%         28.74%

  EQ/ALLIANCE GLOBAL
  ------------------
  Unit value, end of period ...........       $ 30.93        $  38.99        $  48.12       $  34.89        $ 28.80
  Net Assets (000's) ..................       $ 4,940        $  7,369        $  8,998       $  6,838        $ 5,933
  Number of units outstanding,
   end of period (000's) ..............           160             189             187            196            206
  Asset Charges .......................          0.50%           0.44%           0.44%          0.49%          0.54%
  Total Return ........................        (20.67)%        (18.97)%         37.92%         21.15%         10.98%

  EQ/ALLIANCE GROWTH & INCOME
  ---------------------------
  Unit value, end of period ...........       $ 27.77        $  28.23        $  26.06       $  22.06        $ 18.35
  Net Assets (000's) ..................       $10,049        $ 10,106        $  9,017       $  7,589        $ 5,945
  Number of units outstanding,
   end of period (000's) ..............           362             358             346            344            324
  Asset Charges .......................          0.25%           0.62%           0.43%          0.49%          0.74%
  Total Return ........................         (1.63)%          8.33%          18.13%         20.22%         26.12%

  EQ/ALLIANCE GROWTH INVESTORS
  ----------------------------
  Unit value, end of period ...........       $ 18.96        $  21.80        $  23.52       $  18.69        $ 15.80
  Net Assets (000's) ..................       $ 2,980        $  3,335        $  3,222       $  2,486        $ 1,991
  Number of units outstanding,
   end of period (000's) ..............           157             153             137            133            126
  Asset Charges .......................          0.48%           0.68%           0.41%          0.69%          0.94%
  Total Return ........................        (13.03)%         (7.31)%         25.84%         18.29%         15.84%

  EQ/ALLIANCE HIGH YIELD
  ----------------------
  Unit value, end of period ...........       $ 25.37        $  25.20        $  28.17       $  29.39        $ 31.16
  Net Assets (000's) ..................       $ 1,139        $  1,210        $  1,437       $  3,262        $ 4,238
  Number of units outstanding,
   end of period (000's) ..............            45              48              51            111            136
  Asset Charges .......................          0.76%           0.55%           0.76%          0.58%          0.70%
  Total Return ........................          0.67%         (10.54)%         (4.15)%        (5.68)%        17.81%



   (a) Units were made available for sale on July 1, 1998.
   (b) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 5).
   (c) Units were made available for sale on May 18, 2001.

   (d) A substitution of Alliance Conservative Investors for EQ/Balanced occurred on May 18, 2001 (See Note 5).



                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (including administrative charges and direct operating expenses of each fund ranging from 0.25% to 0.76% in 2001 and 2000, 0.37% to 0.76% in 1999, 0.40% to 0.69% in 1998, and 0.40% to 0.94% in 1997) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.



                                                                                YEARS ENDED DECEMBER 31,
                                                         -----------------------------------------------------------------------
                                                              2001            2000           1999          1998          1997
                                                         -------------   -------------   -----------   -----------   -----------
   EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
   ----------------------------------------------
   Unit value, end of period ..........................     $ 56.57         $ 52.69         $ 48.32       $ 48.43       $ 45.11
   Net Assets (000's) .................................     $ 5,634         $ 4,584         $ 5,074       $ 6,441       $ 5,233
   Number of units outstanding,
    end of period (000's) .............................         100              87             105           133           116
   Asset Charges ......................................        0.33%           0.29%           0.41%         0.47%         0.52%
   Total Return .......................................        7.36%           9.04%          (0.23)%        7.36%         6.90%

   EQ/ALLIANCE MONEY MARKET
   ------------------------
   Unit value, end of period ..........................     $ 32.46         $ 31.41         $ 29.68       $ 28.38       $ 27.05
   Net Assets (000's) .................................     $24,481         $24,406         $25,614       $20,093       $19,909
   Number of units outstanding,
    end of year (000's) ...............................         754             777             863           708           736
   Asset Charges ......................................        0.42%           0.43%           0.37%         0.40%         0.44%
   Total Return .......................................        3.34%           5.83%           4.58%        (4.92)%        4.97%

   EQ/ALLIANCE TECHNOLOGY (c)
   --------------------------
   Unit value, end of period ..........................     $  8.21              --              --            --            --
   Net Assets (000's) .................................     $   750              --              --            --            --
   Number of units outstanding,
    end of year (000's) ...............................          91              --              --            --            --
   Asset Charges ......................................        0.25%             --              --            --            --
   Total Return .......................................       (9.30)%            --              --            --            --

   EQ/AXP NEW DIMENSIONS (c)
   -------------------------
   Unit value, end of period ..........................     $  9.07              --              --            --            --
   Net Assets (000's) .................................     $     3              --              --            --            --
   Number of units outstanding,
    end of period (000's) .............................          --              --              --            --            --
   Asset Charges ......................................        0.25%             --              --            --            --
   Total Return .......................................      (17.90)%            --              --            --            --

   EQ/BALANCED (d)
   ---------------
   Unit value, end of period ..........................     $ 94.68         $ 97.08         $ 98.61       $ 84.01       $ 71.42
   Net Assets (000's) .................................     $39,556         $42,230         $46,445       $41,333       $37,353
   Number of units outstanding,
    end of year (000's) ...............................         417             435             471           492           523
   Asset Charges ......................................        0.43%           0.34%           0.37%         0.38%         0.42%
   Total Return .......................................       (2.47)%         (1.55)%         17.38%        17.63%        14.53%

   EQ/EQUITY 500 INDEX (b)
   -----------------------
   Unit value, end of period ..........................     $  7.69         $  8.80              --            --            --
   Net Assets (000's) .................................     $ 3,070         $ 2,068              --            --            --
   Number of units outstanding,
    end of year (000's) ...............................         399             235              --            --            --
   Asset Charges ......................................        0.25%           0.25%             --            --            --
   Total Return .......................................      (12.61)%        (35.06)%            --            --            --


     ----------

   (a)  Units were made available for sale on July 1, 1998.
   (b) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 5).
   (c)  Units were made available for sale on May 18, 2001.
   (d) A substitution of Alliance Conservative Investors for EQ/Balanced occurred on May 18, 2001 (See Note 5).



                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2001

8. Accumulation Unit Values (Concluded)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (including administrative charges and direct operating expenses of each fund ranging from 0.25% to 0.76% in 2001 and 2000, 0.37% to 0.76% in 1999, 0.40% to 0.69% in 1998, and 0.40% to 0.94% in 1997) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.






                                                                   YEARS ENDED DECEMBER 31,
                                              -------------------------------------------------------------------
                                                   2001            2000           1999           1998        1997
                                              -------------   -------------   ------------   ------------   -----
   EQ/LAZARD SMALL CAP VALUE (a)
   -----------------------------
   Unit value, end of period ..............     $ 12.52         $ 10.68         $ 9.05         $ 8.94         --
   Net Assets (000's) .....................     $ 1,189         $   150         $  127         $   63         --
   Number of units outstanding,
    end of period (000's) .................          95              14             14              7         --
   Asset Charges ..........................        0.25%           0.44%          0.40%          0.45%        --
   Total Return ...........................       17.23%          18.01%          1.23%         10.60%        --

   EQ/MFS EMERGING GROWTH COMPANIES (a)
   ------------------------------------
   Unit value, end of period ..............     $ 10.79         $ 16.43         $20.33         $11.76         --
   Net Assets (000's) .....................     $ 1,518         $ 3,467         $1,138         $   47         --
   Number of units outstanding,
    end of year (000's) ...................         141             211             56              4         --
   Asset Charges ..........................        0.25%           0.45%          0.37%          0.45%        --
   Total Return ...........................      (34.33)%         19.18%         72.87%         17.60%        --

   EQ/T. ROWE PRICE INTERNATIONAL STOCK (a)
   ----------------------------------------
   Unit value, end of period ..............     $  8.31         $ 10.68         $13.19         $10.05         --
   Net Assets (000's) .....................     $   495         $   438         $  409         $   40         --
   Number of units outstanding,
    end of year (000's) ...................          60              41             31              4         --
   Asset Charges ..........................        0.25%           0.45%          0.39%          0.45%        --
   Total Return ...........................      (22.19)%        (19.03)%        31.24%          0.50%        --



   ----------
   (a)  Units were made available for sale on July 1, 1998.
   (b) A substitution of BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 5).
   (c)  Units were made available for sale on May 18, 2001.
   (d) A substitution of Alliance Conservative Investors for EQ/Balanced occurred on May 18, 2001 (See Note 5).

                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 301


NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
DECEMBER 31, 2001


9. Investment Income ratio


   Shown below is the Investment Income ratio throughout the periods indicated. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.



                                                                       YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------
                                                       2001         2000         1999          1998         1997
                                                    ----------   ----------   ----------   -----------   ----------
   EQ/Aggressive Stock ..........................     0.50%         0.37%       0.29%         0.42%        0.16%
   EQ/Alliance Common Stock .....................     2.38%         0.62%       0.58%         0.62%        0.54%
   EQ/Alliance Global ...........................       --          0.17%       0.09%         1.17%        1.92%
   EQ/Alliance Growth & Income ..................     0.96%         0.90%       0.25%         0.32%        0.87%
   EQ/Alliance Growth Investors .................     2.05%         1.91%       1.59%         2.02%        2.60%
   EQ/Alliance High Yield .......................     9.48%        11.10%       7.57%        10.04%        9.39%
   EQ/Alliance Intermediate Government
    Securities ..................................     3.95%         5.54%       4.60%         5.15%        5.55%
   EQ/Alliance Money Market .....................     3.31%         5.45%       4.53%         4.78%        5.16%
   EQ/Alliance Technology .......................       --            --          --            --           --
   EQ/AXP New Dimensions ........................     0.47%           --          --            --           --
   EQ/Balanced ..................................     2.53%         3.19%       2.77%         2.63%        3.31%
   EQ/Equity 500 Index ..........................     0.99%         1.87%         --            --           --
   EQ/Lazard Small Cap Value ....................     8.90%         2.71%       1.14%         0.83%
   EQ/MFS Emerging Growth Companies .............     0.02%         2.50%       4.66%           --           --
   EQ/T. Rowe Price International Stock .........     0.22%         0.03%       2.45%         2.46%          --


                                     FSA-19

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2001 and December 31, 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
February 6, 2002, except as to Note 15, for which the date is February 28, 2002

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2001 AND 2000

                                                                DECEMBER 31  December 31,
                                                                   2001         2000
                                                                ------------ ------------
                                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value .............   $   23,265.9   $   20,659.4
    Held to maturity, at amortized cost .....................           --            204.6
  Mortgage loans on real estate .............................        4,333.3        4,712.6
  Equity real estate ........................................          875.7        1,017.8
  Policy loans ..............................................        4,100.7        4,034.6
  Other equity investments ..................................          756.6        2,427.2
  Other invested assets .....................................          738.2          765.8
                                                                ------------   ------------
      Total investments .....................................       34,070.4       33,822.0
Cash and cash equivalents ...................................          627.8        2,116.8
Cash and securities segregated, at estimated fair value .....        1,415.2        1,306.3
Broker-dealer related receivables ...........................        1,950.9        1,900.3
Deferred policy acquisition costs ...........................        5,513.7        5,128.8
Intangible assets, net ......................................        3,370.2        3,525.8
Amounts due from reinsurers .................................        2,233.7        2,097.9
Loans to affiliates .........................................          400.0           --
Other assets ................................................        3,754.1        3,787.4
Separate Accounts assets ....................................       46,947.3       51,705.9
                                                                ------------   ------------

TOTAL ASSETS ................................................   $  100,283.3   $  105,391.2
                                                                ============   ============

LIABILITIES
Policyholders' account balances .............................   $   20,939.1   $   20,445.8
Future policy benefits and other policyholders liabilities ..       13,539.4       13,432.1
Broker-dealer related payables ..............................        1,260.7        1,283.0
Customers related payables ..................................        1,814.5        1,636.9
Amounts due to reinsurers ...................................          798.5          730.3
Short-term and long-term debt ...............................        1,475.5        1,630.2
Federal income taxes payable ................................        1,885.0        2,003.3
Other liabilities ...........................................        1,702.0        1,650.7
Separate Accounts liabilities ...............................       46,875.5       51,632.1
Minority interest in equity of consolidated subsidiaries ....        1,776.0        1,820.4
Minority interest subject to redemption rights ..............          651.4          681.1
                                                                ------------   ------------
      Total liabilities .....................................       92,717.6       96,945.9
                                                                ------------   ------------

Commitments and contingencies (Notes 11, 13, 14, 15, 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding ....................................            2.5            2.5
Capital in excess of par value ..............................        4,694.6        4,723.8
Retained earnings ...........................................        2,653.2        3,706.2
Accumulated other comprehensive income ......................          215.4           12.8
                                                                ------------   ------------
      Total shareholder's equity ............................        7,565.7        8,445.3
                                                                ------------   ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ..................   $  100,283.3   $  105,391.2
                                                                ============   ============

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                    2001          2000          1999
                                                                 ----------    ----------    ----------
                                                                             (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income .....................................................   $  1,342.3    $  1,413.3    $  1,257.5
Premiums .....................................................      1,019.9       1,175.0       1,177.1
Net investment income ........................................      2,404.3       2,751.9       2,815.1
Gain on sale of equity investee ..............................         --         1,962.0          --
Investment losses, net .......................................       (207.3)       (791.8)       (108.2)
Commissions, fees and other income ...........................      3,108.5       2,730.8       2,178.2
                                                                 ----------    ----------    ----------
      Total revenues .........................................      7,667.7       9,241.2       7,319.7
                                                                 ----------    ----------    ----------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ......................................      1,886.9       2,060.3       2,048.6
Interest credited to policyholders' account balances .........        981.7       1,048.5       1,092.8
Compensation and benefits ....................................      1,221.1         809.0       1,020.1
Commissions ..................................................        742.1         779.3         528.7
Distribution plan payments ...................................        488.0         476.0         346.6
Amortization of deferred sales commissions ...................        230.8         219.7         163.9
Interest expense .............................................        102.6         116.3          93.0
Amortization of deferred policy acquisition costs ............        287.9         309.0         380.0
Capitalization of deferred policy acquisition costs ..........       (746.4)       (778.1)       (709.8)
Writedown of deferred policy acquisition costs ...............         --            --           131.7
Rent expense .................................................        156.2         120.1         113.9
Amortization of intangible assets, net .......................        178.2          65.0           4.9
Expenses related to AXA's minority interest acquisition ......         --           493.9          --
Other operating costs and expenses ...........................        845.7         936.7         795.4
                                                                 ----------    ----------    ----------
      Total benefits and other deductions ....................      6,374.8       6,655.7       6,009.8
                                                                 ----------    ----------    ----------

Earnings from continuing operations before Federal
  income taxes and minority interest .........................      1,292.9       2,585.5       1,309.9
Federal income tax expense ...................................       (316.2)       (958.3)       (332.0)
Minority interest in net income of consolidated subsidiaries .       (370.1)       (330.3)       (199.4)
                                                                 ----------    ----------    ----------

Earnings from continuing operations ..........................        606.6       1,296.9         778.5
Earnings from discontinued operations, net of Federal
    income taxes .............................................         43.9          58.6          28.1
Cumulative effect of accounting change, net of Federal
    income taxes .............................................         (3.5)         --            --
                                                                 ----------    ----------    ----------
Net Earnings .................................................   $    647.0    $  1,355.5    $    806.6
                                                                 ==========    ==========    ==========


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                  2001          2000          1999
                                                               ----------    ----------    ----------
                                                                            (IN MILLIONS)
Common stock, at par value, beginning and end of year ......   $      2.5    $      2.5    $      2.5
                                                               ----------    ----------    ----------

Capital in excess of par value, beginning of year ..........      4,723.8       3,557.2       3,110.2
(Decrease) increase in additional paid in capital in
  excess of par value ......................................        (29.2)      1,166.6         447.0
                                                               ----------    ----------    ----------
Capital in excess of par value, end of year ................      4,694.6       4,723.8       3,557.2
                                                               ----------    ----------    ----------

Retained earnings, beginning of year .......................      3,706.2       2,600.7       1,944.1
Net earnings ...............................................        647.0       1,355.5         806.6
Shareholder dividends paid .................................     (1,700.0)       (250.0)       (150.0)
                                                               ----------    ----------    ----------
Retained earnings, end of year .............................      2,653.2       3,706.2       2,600.7
                                                               ----------    ----------    ----------

Accumulated other comprehensive income (loss),
  beginning of year ........................................         12.8        (392.9)        355.8
Other comprehensive income (loss) ..........................        202.6         405.7        (748.7)
                                                               ----------    ----------    ----------
Accumulated other comprehensive income (loss), end of year .        215.4          12.8        (392.9)
                                                               ----------    ----------    ----------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ....................   $  7,565.7    $  8,445.3    $  5,767.5
                                                               ==========    ==========    ==========

COMPREHENSIVE INCOME
Net earnings ...............................................   $    647.0    $  1,355.5    $    806.6
                                                               ----------    ----------    ----------
Change in unrealized gains (losses), net of reclassification
   adjustments .............................................        202.6         405.7        (776.9)
Minimum pension liability adjustment .......................         --            --            28.2
                                                               ----------    ----------    ----------
Other comprehensive income (loss) ..........................        202.6         405.7        (748.7)
                                                               ----------    ----------    ----------
COMPREHENSIVE INCOME .......................................   $    849.6    $  1,761.2    $     57.9
                                                               ==========    ==========    ==========












                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999



                                                                               2001          2000          1999
                                                                           -----------    ----------    -----------
                                                                                        (IN MILLIONS)

Net earnings .........................................................     $     647.0    $  1,355.5    $     806.6
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances ...............           981.7       1,048.5        1,092.8
  Universal life and investment-type product
    policy fee income ................................................        (1,342.3)     (1,413.3)      (1,257.5)
  Net change in broker-dealer and customer related
    receivables/payables .............................................           181.0        (422.9)        (119.9)
  Gain on sale of equity investee ....................................            --        (1,962.0)          --
  Investment losses, net .............................................           207.3         791.8          108.2
  Expenses related to AXA's minority interest acquisition ............            --           493.9           --
  Change in deferred policy acquisition costs ........................          (456.5)       (462.4)        (195.2)
  Change in future policy benefits ...................................           (15.1)       (825.6)          23.8
  Change in property and equipment ...................................          (228.5)       (321.0)        (256.3)
  Change in Federal income tax payable ...............................          (231.5)      2,100.2          134.8
  Purchase of segregated cash and securities, net ....................          (108.8)       (610.4)          --
  Other, net .........................................................           485.4         289.3           18.7
                                                                           -----------    ----------    -----------

Net cash provided by operating activities ............................           119.7          61.6          356.0
                                                                           -----------    ----------    -----------

Cash flows from investing activities:
  Maturities and repayments ..........................................         2,454.6       2,525.3        2,512.3
  Sales ..............................................................         9,285.2       8,069.2        7,729.5
  Purchases ..........................................................       (11,833.9)     (9,660.0)     (11,439.5)
  Decrease (increase) in short-term investments ......................           159.6         141.5         (182.0)
  Sale of equity investee ............................................            --         1,580.6           --
  Subsidiary acquisition .............................................            --        (1,480.0)          --
  Loans to affiliates ................................................          (400.0)         --             --
  Other, net .........................................................           (79.4)       (162.1)         (94.0)
                                                                           -----------    ----------    -----------

Net cash (used) provided by investing activities .....................          (413.9)      1,014.5       (1,473.7)
                                                                           -----------    ----------    -----------

Cash flows from financing activities: Policyholders' account balances:
    Deposits .........................................................         3,198.8       2,695.6        2,403.3
    Withdrawals and transfers to Separate Accounts ...................        (2,458.1)     (3,941.8)      (1,818.7)
  Net (decrease) increase in short-term financings ...................          (552.8)        225.2          378.2
  Additions to long-term debt ........................................           398.1            .3             .2
  Shareholder dividends paid .........................................        (1,700.0)       (250.0)        (150.0)
  Proceeds from newly issued Alliance units ..........................            --         1,600.0           --
  Other, net .........................................................           (80.8)         15.6         (183.6)
                                                                           -----------    ----------    -----------

Net cash (used) provided by financing activities .....................        (1,194.8)        344.9          629.4
                                                                           -----------    ----------    -----------

Change in cash and cash equivalents ..................................        (1,489.0)      1,421.0         (488.3)
Cash and cash equivalents, beginning of year .........................         2,116.8         695.8        1,184.1
                                                                           -----------    ----------    -----------

Cash and Cash Equivalents, End of Year ...............................     $     627.8    $  2,116.8    $     695.8
                                                                           ===========    ==========    ===========

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                    CONTINUED

                                         2001       2000       1999
                                       --------   --------   --------
                                                (IN MILLIONS)
Supplemental cash flow information
  Interest Paid ..................     $   82.1   $   97.0   $   92.2
                                       ========   ========   ========
  Income Taxes Paid ..............     $  524.2   $  358.2   $  116.5
                                       ========   ========   ========



                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)      ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution's subsidiaries provide financial planning services, distribute products and manage customer relationships.

        In October 2000, Alliance acquired substantially all of the assets and liabilities of Sanford C. Bernstein Inc. ("Bernstein") for an aggregate current value of approximately $3.50 billion: $1.48 billion in cash and
        40.8 million newly issued units in Alliance ("Alliance Units"). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million Alliance Units for $1.60 billion in June 2000. Equitable Life and, collectively with its consolidated subsidiaries (the "Company"), recorded a non-cash gain of $416.2 million (net of related Federal income tax of $224.1 million) related to the Holding Company's purchase of Alliance Units which is reflected as an addition to capital in excess of par value. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion and is being amortized over an estimated overall 20 year life. In connection with the issuance of Alliance Units to former Bernstein shareholders, the Company recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. The Company's consolidated economic interest in Alliance was 39.2% at December 31, 2001, and together with the Holding Company's economic interest in Alliance exceeds 50%. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance. Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in Alliance, the operating partnership. The Company exchanged substantially all of its Alliance Holding units for Alliance Units.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company would receive $35.75 in cash and 0.295 of an AXA American Depositary Receipt ("AXA ADR") (before giving effect to AXA's May 2001 four-for-one stock split and related change in ADRs' parity) for each Holding Company share. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

        Effective January 1, 2002, AXA Client Solutions, LLC ("AXA Client Solutions"), a wholly owned subsidiary of the Holding Company, transferred to the Holding Company all of the outstanding equity in Equitable Life and AXA Distribution. Accordingly, those two companies are now direct, wholly owned subsidiaries of the Holding Company.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation

        The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying consolidated financial statements reflect all adjustments (which include only normal recurring adjustments) necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest. The Company's investment in DLJ, which was sold in November 2000, was reported on the equity basis of accounting.

        All significant intercompany transactions and balances except those with discontinued operations (see Note 8) have been eliminated in consolidation. The years "2001," "2000" and "1999" refer to the years ended December 31, 2001, 2000 and 1999, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

        Closed Block

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations

        In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2001 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2001 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        New Accounting Pronouncements

        On January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 included interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provisions of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operation or its financial position. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

        The Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation. Prior period reclassifications have been made to include Closed Block assets, liabilities, revenues and expenses on a line-by-line basis as required by SOP 00-3.

        SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" provides the accounting and reporting rules for sales, securitizations, servicing of receivables and other financial assets, for secured borrowings and collateral transactions and extinguishments of liabilities. SFAS No. 140 emphasizes the legal form of the transfer rather than the previous accounting that was based upon the risks and rewards of ownership. SFAS No. 140 is effective for transfers after March 31, 2001 and is principally applied prospectively. During 2001, no significant transactions were impacted by SFAS No. 140.

        In June 2001, the FASB issued SFAS No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 141 requires all business combinations initiated after June 30, 2001 to be accounted for using only the purchase method. Under SFAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be tested for impairment. Other intangible assets will continue to be amortized over their useful lives and periodically tested for recoverability. Adoption of SFAS No. 142 is required as of January 1, 2002, at which time the amortization of goodwill ceases. Amortization of goodwill and other intangible assets for 2001 was approximately $95.9 million, net of minority interest of $82.3 million, of which $84.7 million, net of minority interest of $72.4 million, related to goodwill. Impairment losses for goodwill and indefinite-lived intangible assets that result from initial application of SFAS No. 142 will be reported as the cumulative effect of a change in accounting principle. Management's preliminary analysis suggests that no impairment of goodwill should result upon adoption of SFAS No. 142. Management will be formally assessing the impairment aspect of implementation of SFAS No. 142 during 2002. SFAS No. 144, effective beginning in first quarter 2002, retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of", except for the removal of goodwill from its scope and inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 144 will have no effect on the net earnings of the Company upon its adoption on January 1, 2002.

        Investments

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. Those fixed maturities which the Company has both the ability and the intent to hold to maturity are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities includes common stock classified as both trading and available for sale securities and non-redeemable preferred stock; they are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

        Net investment income and realized investment gains (losses), net ("investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset in amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs

        Acquisition costs, including commissions, underwriting, agency and policy issue expenses, all of which vary with and primarily are related to new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2001, the expected investment yield, excluding policy loans, was 8.0% over a 40 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        In second quarter 1999, management completed a study of the cash flows and liability characteristics of its insurance product lines as compared to the expected cash flows of the underlying assets. That analysis reflected an assessment of the potential impact on future operating cash flows from current economic conditions and trends, including rising interest rates and securities market volatility and the impact of increasing competitiveness within the insurance marketplace (evidenced, for example, by the proliferation of bonus annuity products) on in force business. The review indicated that changes to the then-current invested asset allocation strategy were required to reposition assets with greater price volatility away from products with demand liquidity characteristics to support those products with lower liquidity needs. To implement these findings, the existing investment portfolio was reallocated, and prospective investment allocation targets were revised. The reallocation of the assets impacted investment results by product, thereby impacting the future gross margin estimates utilized in the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million) in 1999.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        Equitable Life issues certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. Equitable Life also issues certain variable annuity products that contain a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder upon annuitization after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity that may be in excess of what the contract account value can purchase at current annuity purchase rates. Equitable Life bears the risk that a protracted significant downturn in the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Equitable Life partially reinsures its exposure to the GMDB liability and reinsures approximately 80.0% of its liability exposure resulting from the GMIB feature. GAAP prohibits the recording of reserves for the potential benefit payments resulting from these features.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.37% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $104.2 million and $120.3 million at December 31, 2001 and 2000, respectively. At December

        31, 2001 and 2000, respectively, $1,101.8 million and $1,046.5 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see
        Note 11). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                        2001       2000       1999
                                                      -------    --------   --------
                                                              (IN MILLIONS)
        Incurred benefits related to current year     $  44.0    $   56.1   $  150.7
        Incurred benefits related to prior years.       (10.6)       15.0       64.7
                                                      -------    --------   --------
        Total Incurred Benefits .................     $  33.4    $   71.1   $  215.4
                                                      =======    ========   ========

        Benefits paid related to current year ...     $  10.7    $   14.8   $   28.9
        Benefits paid related to prior years ....        38.8       106.0      189.8
                                                      -------    --------   --------
        Total Benefits Paid .....................     $  49.5    $  120.8   $  218.7
                                                      =======    ========   ========

        Policyholders' Dividends

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2001, participating policies, including those in the Closed Block, represent approximately 19.0% ($38.5 billion) of directly written life insurance in force, net of amounts ceded.

        Separate Accounts

        Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. They are shown as separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2001, 2000 and 1999, investment results of such Separate Accounts were (losses) gains of $(2,214.4) million, $8,051.7 million and $6,045.5 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses

        Commissions, fees and other income principally include investment management advisory and service fees. Investment management advisory and service fees are recorded as revenue as the related services are performed. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Institutional research services revenue consists of brokerage transaction charges and underwriting syndicate revenues related to services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Syndicate participation and underwriting revenues include gains, losses and fees, net of syndicate expenses, arising from securities offerings in which Sanford C. Bernstein & Co., LLC ("SCB"), a wholly owned subsidiary of Alliance, acts as an underwriter or agent. Syndicate participation and underwriting revenues are recorded on the offering date.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds and from contingent deferred sales charges received from shareholders of those funds upon the redemption of their shares. Contingent deferred sales charges reduce unamortized deferred sales commissions when received. At December 31, 2001 and 2000, respectively, deferred sales commissions totaled $648.2 million and $715.7 million and are included within Other assets.

        Other Accounting Policies

        In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.42 billion have been segregated in a special reserve bank custody account at December 31, 2001 for the exclusive benefit of securities broker dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

        Intangible assets consist principally of goodwill resulting from acquisitions and costs assigned to contracts of businesses acquired. Goodwill is being amortized on a straight-line basis over estimated useful lives ranging from twenty to forty years. Costs assigned to investment contracts of businesses acquired are being amortized on a straight-line basis over estimated useful lives of twenty years. Impairment of intangible assets is evaluated by comparing the undiscounted cash flows expected to be realized from those intangible assets to their recorded values, pursuant to SFAS No. 121. If the expected future cash flows are less than the carrying value of intangible assets, an impairment loss is recognized for the difference between the carrying amount and the estimated fair value of those intangible assets.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Holding Company and its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the 40.8 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company has agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period ending October 2002 by allowing the 40.8 million Alliance Units to be sold to the Holding Company at the prevailing market price over the subsequent eight years but generally not more than 20% of such Units in any one annual period.

        The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 20 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS       GROSS
                                                     AMORTIZED   UNREALIZED  UNREALIZED   ESTIMATED
                                                       COST        GAINS      LOSSES     FAIR VALUE
                                                    -----------   --------   --------    -----------
                                                                      (IN MILLIONS)
        DECEMBER 31, 2001
        Fixed Maturities:
          Available for Sale:
            Corporate .........................     $  18,582.9   $  663.5   $  291.7   $  18,954.7
            Mortgage-backed ...................         2,428.7       39.1        5.5       2,462.3
            U.S. Treasury, government and
              agency securities ...............         1,113.5       62.3        1.5       1,174.3
            States and political subdivisions .           138.9        6.8        1.3         144.4
            Foreign governments ...............           143.1       15.6        1.0         157.7
            Redeemable preferred stock ........           379.6       16.5       23.6         372.5
                                                    -----------   --------   --------   -----------
        Total Available for Sale ..............     $  22,786.7   $  803.8   $  324.6   $  23,265.9
                                                    ===========   ========   ========   ===========

        Equity Securities:
          Available for sale ..................     $      54.9   $    5.8   $    1.6   $      59.1
          Trading securities ..................             4.9         .9        3.4           2.4
                                                    -----------   --------   --------   -----------
        Total Equity Securities ...............     $      59.8   $    6.7   $    5.0   $      61.5
                                                    ===========   ========   ========   ===========


        December 31, 2000
        Fixed Maturities:
          Available for Sale:
            Corporate .........................     $  16,447.6   $  328.1   $  363.8   $  16,411.9
            Mortgage-backed ...................         2,304.5       20.2        7.8       2,316.9
            U.S. Treasury, government and
              agency securities ...............         1,226.4       51.3         .4       1,277.3
            States and political subdivisions .           125.4        4.8        1.1         129.1
            Foreign governments ...............           191.4       17.8        5.3         203.9
            Redeemable preferred stock ........           315.7       13.5        8.9         320.3
                                                    -----------   --------   --------   -----------
        Total Available for Sale ..............     $  20,611.0   $  435.7   $  387.3   $  20,659.4
                                                    ===========   ========   ========   ===========

          Held to Maturity:  Corporate ........     $     204.6   $    6.0   $     .1   $     210.5
                                                    ===========   ========   ========   ===========

        Equity Securities:
          Available for sale ..................     $      31.4   $    2.2   $    4.6   $      29.0
          Trading securities ..................         1,607.1        2.5       46.3       1,563.3
                                                    -----------   --------   --------   -----------
        Total Equity Securities ...............     $   1,638.5   $    4.7   $   50.9   $   1,592.3
                                                    ===========   ========   ========   ===========


        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2001 and 2000, securities without a readily ascertainable market value having an amortized cost of $5,368.3 million and $5,079.7 million, respectively, had estimated fair values of $5,453.8 million and $5,093.3 million, respectively.

        The contractual maturity of bonds at December 31, 2001 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                 -------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)
        Due in one year or less................................................  $      369.0       $      371.3
        Due in years two through five..........................................       4,844.7            4,993.8
        Due in years six through ten...........................................       8,263.3            8,422.1
        Due after ten years....................................................       6,501.4            6,643.9
        Mortgage-backed securities.............................................       2,428.7            2,462.3
                                                                                 ------------       ------------
        Total..................................................................  $   22,407.1       $   22,893.4
                                                                                 ============       ============


        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2001, approximately 7.9% of the $22,407.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2001 and 2000 were $695.2 million and $834.7 million, respectively.

        At December 31, 2001, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $170.1 million.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $31.5 million and $116.9 million at December 31, 2001 and 2000, respectively. Gross interest income on these loans included in net investment income aggregated $3.2 million, $9.7 million and $10.3 million in 2001, 2000 and 1999, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $4.2 million, $11.0 million and $11.7 million in 2001, 2000 and 1999, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:


                                                                                         DECEMBER 31,
                                                                             --------------       --------------
                                                                                   2001                 2000
                                                                             --------------       --------------
                                                                                         (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances.......  $        114.2       $        170.9
        Impaired mortgage loans without investment valuation allowances....            30.6                  5.8
                                                                             --------------       --------------
        Recorded investment in impaired mortgage loans.....................           144.8                176.7
        Investment valuation allowances....................................           (19.2)               (45.7)
                                                                             --------------       --------------
        Net Impaired Mortgage Loans........................................  $        125.6       $        131.0
                                                                             ==============       ==============

        During 2001, 2000 and 1999, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $169.8 million and $178.8 million. Interest income recognized on these impaired mortgage loans totaled $7.2 million, $12.4 million and $15.3 million ($.4 million, $.5 million and $.3 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2001 and 2000, the carrying value of equity real estate held for sale amounted to $216.6 million and $587.0 million, respectively. For 2001, 2000 and 1999, respectively, real estate of $64.8 million, $21.6 million and $20.5 million was acquired in satisfaction of debt. At December 31, 2001 and 2000, the Company owned $376.5 million and $364.2 million, respectively, of real estate acquired in satisfaction of debt of which $11.1 million and $21.3 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $160.3 million and $209.9 million at December 31, 2001 and 2000, respectively. Depreciation expense on real estate totaled $16.1 million, $21.7 million and $22.5 million for 2001, 2000 and 1999, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:


                                                                          2001               2000                1999
                                                                     -------------       ------------       ------------
                                                                                         (IN MILLIONS)
                Balances, beginning of year........................  $       126.2       $      177.9       $      257.2
                Additions charged to income........................           40.0               68.2               83.1
                Deductions for writedowns and
                  asset dispositions...............................          (78.6)            (119.9)            (162.4)
                                                                     -------------       ------------       ------------
                Balances, End of Year..............................  $        87.6       $      126.2       $      177.9
                                                                     =============       ============       ============

                Balances, end of year comprise:
                  Mortgage loans on real estate....................  $        19.3       $       50.5       $       32.1
                  Equity real estate...............................           68.3               75.7              145.8
                                                                     -------------       ------------       ------------
                Total..............................................  $        87.6       $      126.2       $      177.9
                                                                     =============       ============       ============

4)      JOINT VENTURES AND PARTNERSHIPS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures and in limited partnership interests accounted for under the equity method with a total carrying value of $883.9 million and $1,037.2 million, respectively, at December 31, 2001 and 2000. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(37.4) million, $242.2 million and $89.1 million, respectively, for 2001, 2000 and 1999.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (10 and 14 individual ventures at December 31, 2001 and 2000, respectively) and the Company's carrying value and equity in net (losses) earnings for those real estate joint ventures and limited partnership interests:


                                                                              DECEMBER 31,
                                                                          --------   --------
                                                                            2001       2000
                                                                          --------   --------
                                                                             (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost .............     $  570.5   $  657.7
        Investments in securities, generally at estimated fair value         255.7      226.6
        Cash and cash equivalents ...................................         23.7       34.5
        Other assets ................................................         39.4       63.5
                                                                          --------   --------
        Total Assets ................................................     $  889.3   $  982.3
                                                                          ========   ========

        Borrowed funds - third party ................................     $  269.6   $   53.8
        Borrowed funds - the Company ................................         --         12.9
        Other liabilities ...........................................         20.3       22.5
                                                                          --------   --------
        Total liabilities ...........................................        289.9       89.2
                                                                          --------   --------

        Partners' capital ...........................................        599.4      893.1
                                                                          --------   --------
        Total Liabilities and Partners' Capital .....................     $  889.3   $  982.3
                                                                          ========   ========

        The Company's carrying value in these entities included above     $  188.2   $  214.6
                                                                          ========   ========



                                                              2001       2000        1999
                                                            -------    --------    --------
                                                                     (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures ........     $  95.6    $  147.6    $  180.5
        Revenues of other limited partnership interests        29.8        16.5        85.0
        Interest expense - third party ................       (11.5)      (17.0)      (26.6)
        Interest expense - the Company ................         (.7)       (2.0)       (2.5)
        Other expenses ................................       (58.2)      (88.0)     (133.0)
                                                            -------    --------    --------
        Net Earnings ..................................     $  55.0    $   57.1    $  103.4
                                                            =======    ========    ========

        The Company's equity in net earnings of these
          entities included above .....................     $  13.2    $   17.8    $    9.5
                                                            =======    ========    ========

5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                             2001          2000          1999
                                          ----------    ----------    ----------
                                                      (IN MILLIONS)
        Fixed maturities ............     $  1,662.4    $  1,761.8    $  1,811.8
        Mortgage loans on real estate          361.6         387.1         398.7
        Equity real estate ..........          166.2         207.2         271.5
        Other equity investments ....          (50.4)        138.2         168.4
        Policy loans ................          268.2         258.3         246.8
        Other investment income .....          213.4         208.2         166.4
                                          ----------    ----------    ----------

          Gross investment income ...        2,621.4       2,960.8       3,063.6
          Investment expenses .......         (217.1)       (208.9)       (248.5)
                                          ----------    ----------    ----------

        Net Investment Income .......     $  2,404.3    $  2,751.9    $  2,815.1
                                          ==========    ==========    ==========

        Investment (losses) gains including changes in the valuation allowances follow:

                                                     2001        2000        1999
                                                   --------    --------    --------
                                                             (IN MILLIONS)

        Fixed maturities .....................     $ (225.2)   $ (795.0)   $ (294.9)
        Mortgage loans on real estate ........        (11.4)      (18.0)       (1.9)
        Equity real estate ...................         34.5         1.6       (15.8)
        Other equity investments .............        (13.0)      (23.4)       92.9
        Issuance and sales of Alliance Units .         (2.3)        3.9         5.5
        Issuance and sales of DLJ common stock         --          38.8       106.0
        Other ................................         10.1          .3        --
                                                   --------    --------    --------
         Investment Losses, Net ..............     $ (207.3)   $ (791.8)   $ (108.2)
                                                   ========    ========    ========



        Writedowns of fixed maturities amounted to $287.5 million, $635.5 million and $226.5 million for 2001, 2000 and 1999, respectively, including $499.2 million in fourth quarter 2000.

        For 2001, 2000 and 1999, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,372.3 million, $7,685.5 million and $7,782.7 million. Gross gains of $156.2 million, $79.7 million and $76.2 million and gross losses of $115.9 million, $220.9 million and $220.2 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2001, 2000 and 1999 amounted to $429.5 million, $954.5 million and $(1,668.8)
        million, respectively.

        In conjunction with the sale of DLJ in 2000, the Company received 11.4 million shares in Credit Suisse Group ("CSG") common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares were designated as trading account securities. The $1.56 billion carrying value of CSG shares that were held by the Company at December 31, 2000 were sold in January 2001. Net investment income included realized gains of $27.1 million in 2001 and included unrealized holding losses of $43.3 million in 2000 on the CSG shares.

        On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. In 2001 and 2000, respectively, net unrealized holding gains (losses) on trading account equity securities of $25.0 million and $(42.2) million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $2.4 million and $1,563.3 million and costs of $4.9 million and $1,607.1 million at December 31, 2001 and 2000, respectively.

        For 2001, 2000 and 1999, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $96.7 million, $110.6 million and $131.5 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, including Discontinued Operations on a line-by-line basis, follow:


                                                                  2001        2000        1999
                                                                --------    --------    ----------
                                                                         (IN MILLIONS)

        Balance, beginning of year ........................     $   12.9    $ (392.8)   $    384.1
        Changes in unrealized investment (losses) gains ...        436.0       979.7      (1,821.3)
        Changes in unrealized investment losses (gains)
          attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend obligation
              and other ...................................        (48.6)      (18.3)         25.0
            DAC ...........................................        (71.6)     (262.1)        493.1
            Deferred Federal income taxes .................       (113.2)     (293.6)        526.3
                                                                --------    --------    ----------
        Balance, End of Year ..............................     $  215.5    $   12.9    $   (392.8)
                                                                ========    ========    ==========

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities ..............................     $  496.0    $   65.9    $   (904.6)
            Other equity investments ......................          4.3        (2.3)        (22.2)
            Other .........................................         (1.9)       (1.2)          9.4
                                                                --------    --------    ----------
              Total .......................................        498.4        62.4        (917.4)
          Amounts of unrealized investment (losses) gains
            attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend obligation
              and other ...................................        (63.9)      (15.3)          3.0
              DAC .........................................        (99.9)      (28.3)        233.8
              Deferred Federal income taxes ...............       (119.1)       (5.9)        287.8
                                                                --------    --------    ----------
        Total .............................................     $  215.5    $   12.9    $   (392.8)
                                                                ========    ========    ==========


        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)      ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                               2001         2000         1999
                                                                            ---------    ---------    ----------
                                                                                       (IN MILLIONS)

        Unrealized gains (losses) on investments .......................    $   215.5    $    12.9    $   (392.8)
        Minimum pension liability ......................................          (.1)         (.1)          (.1)
                                                                            ---------    ---------    ----------
        Total Accumulated Other

          Comprehensive Income (Loss) ..................................    $   215.4    $    12.8    $   (392.9)
                                                                            =========    =========    ==========




        The components of other comprehensive income (loss) for the past three years follow:

                                                                               2001         2000         1999
                                                                            ---------    ---------    ----------
                                                                                       (IN MILLIONS)
        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period ..................................................   $   525.2    $   191.0    $ (1,625.6)
          (Gains) losses reclassified into net earnings
            during the period ...........................................       (89.2)       788.7        (195.7)
                                                                            ---------    ---------    ----------
        Net unrealized gains (losses) on investments ....................       436.0        979.7      (1,821.3)
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes .......................      (233.4)      (574.0)      1,044.4
                                                                            ---------    ---------    ----------

        Change in unrealized gains (losses), net of
            adjustments .................................................       202.6        405.7        (776.9)
        Change in minimum pension liability .............................        --           --            28.2
                                                                            ---------    ---------    ----------

        Total Other Comprehensive Income (Loss) .........................   $   202.6    $   405.7    $   (748.7)
                                                                            =========    =========    ==========

7)      CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block is as follows:

                                                                         DECEMBER 31,  December 31,
                                                                             2001         2000
                                                                          ----------   ----------
                                                                                (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances
           and other ................................................     $  9,049.9   $  9,026.4
        Other liabilities ...........................................           53.6         35.6
                                                                          ----------   ----------
        Total Closed Block liabilities ..............................        9,103.5      9,062.0
                                                                          ----------   ----------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
        (amortized
          cost of $4,600.4 and $4,373.5) ............................        4,705.7      4,408.0
        Mortgage loans on real estate ...............................        1,514.4      1,581.8
        Policy loans ................................................        1,504.4      1,557.7
        Cash and other invested assets ..............................          141.0        174.7
        Other assets ................................................          214.7        238.9
                                                                          ----------   ----------
         Total assets designated to the Closed Block ................        8,080.2      7,961.1
                                                                          ----------   ----------


        Excess of Closed Block liabilities over assets designated to
           the Closed Block .........................................        1,023.3      1,100.9
        Amounts included in accumulated other comprehensive income:
             Net unrealized investment gains, net of deferred Federal
               income tax of $20.4 and $12.2 ........................           37.8         22.7
                                                                          ----------   ----------


        Maximum Future Earnings To Be Recognized From Closed Block

           Assets and Liabilities ...................................     $  1,061.1   $  1,123.6
                                                                           ==========   ==========

        Closed Block revenues and expenses were as follows:

                                                        2001          2000          1999
                                                     ----------    ----------    ----------
                                                                 (IN MILLIONS)

        REVENUES:
        Premiums and other income ..............     $    571.5    $    594.7    $    619.1
        Investment income (net of investment
        expenses of $3.0, $8.1, and $15.8) .....          583.5         578.7         574.2
        Investment losses, net .................          (42.3)        (35.8)        (11.3)
                                                     ----------    ----------    ----------
        Total revenues .........................        1,112.7       1,137.6       1,182.0
                                                     ----------    ----------    ----------

        BENEFITS AND
        OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ..        1,009.3       1,025.2       1,024.7
        Other operating costs and expenses .....            4.7           5.2           5.5
                                                     ----------    ----------    ----------
        Total benefits and other deductions ....        1,014.0       1,030.4       1,030.2
                                                     ----------    ----------    ----------

        Net revenues before Federal income taxes           98.7         107.2         151.8
        Federal income taxes ...................          (36.2)        (38.2)        (60.3)
                                                     ----------    ----------    ----------
        Net Revenues ...........................     $     62.5    $     69.0    $     91.5
                                                     ==========    ==========    ==========

        Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                DECEMBER 31,
                                                                            ------------------
                                                                              2001       2000
                                                                            -------    -------
                                                                               (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances ..     $  26.7    $  26.7
        Impaired mortgage loans without investment valuation allowances         6.5        4.0
                                                                            -------    -------
        Recorded investment in impaired mortgages .....................        33.2       30.7
        Investment valuation allowances ...............................        (5.8)      (8.7)
                                                                            -------    -------
        Net Impaired Mortgage Loans ...................................     $  27.4    $  22.0
                                                                            =======    =======

        During 2001, 2000 and 1999, the Closed Block's average recorded investment in impaired mortgage loans was $30.8 million, $31.0 million and $37.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.2 million, $2.0 million and $3.3 million ($.1 million, $.1 million and $.3 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        Valuation allowances amounted to $5.7 million and $9.1 million on mortgage loans on real estate and $9.8 million and $17.2 million on equity real estate at December 31, 2001 and 2000, respectively. Writedowns of fixed maturities amounted to $30.8 million and $27.7 million for 2001 and 2000, respectively, including $23.3 million in fourth quarter 2001.

8)       DISCONTINUED OPERATIONS

        Summarized financial information for Discontinued Operations follows:


                                                                                 DECEMBER 31,
                                                                          -----------------------
                                                                             2001        2000
                                                                          ----------   ----------
                                                                                (IN MILLIONS)
        BALANCE SHEETS
        Mortgage loans on real estate ...............................     $    160.3   $    330.9
        Equity real estate ..........................................          252.0        350.9
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $542.9 and $321.5) .....................          559.6        336.5
        Other equity investments ....................................           22.3         43.1
        Other invested assets .......................................             .4          1.9
                                                                          ----------   ----------
          Total investments .........................................          994.6      1,063.3
        Cash and cash equivalents ...................................           41.1         84.3
        Other assets ................................................          152.6        148.8
                                                                          ----------   ----------
        Total Assets ................................................     $  1,188.3   $  1,296.4
                                                                          ==========   ==========

        Policyholders liabilities ...................................     $    932.9   $    966.8
        Allowance for future losses .................................          139.9        159.8
        Other liabilities ...........................................          115.5        169.8
                                                                          ----------   ----------
        Total Liabilities ...........................................     $  1,188.3   $  1,296.4
                                                                          ==========   ==========

                                                               2001       2000        1999
                                                            --------    --------    --------
                                                                      (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $25.3, $37.0 and $49.3) .........     $   91.6    $  102.2    $   98.7
        Investment gains (losses), net ................         33.6        (6.6)      (13.4)
        Policy fees, premiums and other income ........           .2          .7          .2
                                                            --------    --------    --------
        Total revenues ................................        125.4        96.3        85.5

        Benefits and other deductions .................        100.7       106.9       104.8
        Earnings credited (losses charged) to allowance
          for future losses ...........................         24.7       (10.6)      (19.3)
                                                            --------    --------    --------
        Pre-tax loss from operations ..................         --          --          --
        Pre-tax earnings from releasing the allowance
          for future losses ...........................         46.1        90.2        43.3
        Federal income tax expense ....................         (2.3)      (31.6)      (15.2)
                                                            --------    --------    --------
        Earnings from
          Discontinued Operations .....................     $   43.8    $   58.6    $   28.1
                                                            ========    ========    ========

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Valuation allowances of $4.8 million and $2.9 million on mortgage loans on real estate and $5.0 million and $11.4 million on equity real estate were held at December 31, 2001 and 2000, respectively. During 2001, 2000 and 1999, discontinued operations' average recorded investment in impaired mortgage loans was $32.2 million, $11.3 million and $13.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.5 million, $.9 million and $1.7 million ($1.0 million, $.5 million and $.0 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        At December 31, 2001 and 2000, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $7.4 million and $4.5 million, respectively.

        In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.

9)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:


                                                                   DECEMBER 31,
                                                             -----------------------
                                                                2001         2000
                                                             ----------   ----------
                                                                   (IN MILLIONS)
        Short-term debt ................................     $    229.6   $    782.2
                                                             ----------   ----------
        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95%, due 2005 ...............          399.7        399.6
          Surplus notes, 7.70%, due 2015 ...............          199.7        199.7
          Other ........................................             .2           .4
                                                             ----------   ----------

              Total Equitable Life .....................          599.6        599.7
                                                             ----------   ----------

        Alliance:
          Senior Notes, 5.625%, due 2006 ...............          398.0       --
                                                             ----------   ----------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.43% - 9.5%, due through 2017          248.3        248.3
                                                             ----------   ----------
        Total long-term debt ...........................        1,245.9        848.0
                                                             ----------   ----------

        Total Short-term and Long-term Debt ............     $  1,475.5   $  1,630.2
                                                             ==========   ==========

        Short-term Debt

        Equitable Life has a $350.0 million 5-year bank credit facility and a $250.0 million 364-day credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 2.09% to 4.75%. There were no amounts outstanding under these credit facilities at December 31, 2001.

        Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $600.0 million bank credit facilities. At December 31, 2001, there were no amounts outstanding under this program.

        Equitable Life has an $18.4 million line of credit available relating to reinsurance of which no amounts were outstanding at December 31, 2001.

        During 1998, Alliance increased its commercial paper program to $425.0 million and entered into a $425.0 million five-year revolving credit facility with a group of commercial banks to provide back-up liquidity for the commercial paper program. Under the credit facility, the interest rate, at the option of the borrower, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. Borrowings under the credit facility and the commercial paper program may not exceed $425.0 million in the aggregate. In July 1999, Alliance entered into a $200.0 million three-year revolving credit facility with a group of commercial banks. During October 2000, Alliance entered into a $250.0 million two-year revolving credit facility. The terms of the $200.0 million and $250.0 million credit facilities are generally similar to the $425.0 million credit facility. The revolving credit facilities will be used to fund commission payments to financial intermediaries for the sale of Back-End Load Shares under Alliance's mutual fund distribution system, capital expenditures and for general working capital purposes. The revolving credit facilities contain covenants which, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2001. At December 31, 2001, Alliance had commercial paper outstanding totaling $198.2 million at an effective interest rate of 1.9%; there were no borrowings outstanding under Alliance's revolving credit facilities.

        In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2001, $24.9 million at an effective interest rate of 1.9% was outstanding under the ECN program.

        Long-term Debt

        Certain of the long-term debt agreements, principally mortgage notes, have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2001, the Company is in compliance with all debt covenants.

        At December 31, 2001 and 2000, respectively, the Company has pledged real estate of $314.5 million and $298.8 million as collateral for certain long-term debt.

        At December 31, 2001, aggregate maturities of the long-term debt based on required principal payments at maturity was $248.5 million for 2002, $400.0 million for 2005, $400.0 million for 2006 and $200.0 million thereafter.

        In August 2001, Alliance issued $400.0 million 5.625% notes due 2006 in a public offering and are redeemable at any time. The registration statement filed with the SEC allows for the issuance of up to $600.0 million in senior debt securities. The proceeds were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                    2001        2000       1999
                                                  --------    --------   --------
                                                           (IN MILLIONS)
        Federal income tax expense (benefit):
          Current ...........................     $  (38.2)   $  820.6   $  174.0
          Deferred ..........................        354.4       137.7      158.0
                                                  --------    --------   --------
        Total ...............................     $  316.2    $  958.3   $  332.0
                                                  ========    ========   ========

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                       2001        2000        1999
                                                     --------    --------    --------
                                                             (IN MILLIONS)
        Expected Federal income tax expense ....     $  452.5    $  904.9    $  458.4
        Minority interest ......................       (126.9)     (117.9)      (47.8)
        Non deductible stock option compensation
          expense ..............................         --          34.4        --
        Subsidiary gains .......................         --         161.4       (37.1)
        Adjustment of tax audit reserves .......        (28.2)       17.9        27.8
        Equity in unconsolidated subsidiaries ..         --         (48.7)      (64.0)
        Other ..................................         18.8         6.3        (5.3)
                                                     --------    --------    --------
        Federal Income Tax Expense .............     $  316.2    $  958.3    $  332.0
                                                     ========    ========    ========

        The components of the net deferred Federal income taxes are as follows:


                                                       DECEMBER 31, 2001                  December 31, 2000
                                                 --------------   ------------      ------------      -----------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                 --------------   ------------      ------------      -----------
                                                                           (IN MILLIONS)
        Compensation and related benefits......  $      --        $       92.0      $       --        $      79.7
        Other..................................         --                  .1               4.9             --
        DAC, reserves and reinsurance..........         --             1,020.1              --              733.0
        Investments............................         --               333.3              --              229.2
                                                 --------------   ------------      ------------      -----------
        Total..................................  $      --        $    1,445.5      $        4.9      $   1,041.9
                                                 ==============   ============      ============      ===========

       At December 31, 1999, $236.8 million in deferred tax assets were transferred to the Holding Company in conjunction with its assumption of the non-qualified employee benefit liabilities. See Note 12 for discussion of the benefit plans transferred.

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                   2001               2000                1999
                                                              -------------       ------------       ------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       291.7       $      403.3       $       83.2
        Investments........................................           42.1             (140.7)               3.2
        Compensation and related benefits..................           15.7              (96.4)              21.0
        Other..............................................            4.9              (28.5)              50.6
                                                             -------------       ------------       ------------
        Deferred Federal Income Tax
          Expense..........................................  $       354.4       $      137.7       $      158.0
                                                             =============       ============       ============

        Federal income taxes payable at December 31, 2000 included $858.2 million of taxes related to the gain on disposal of DLJ.

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  2001               2000                1999
                                                            -------------       ------------       ------------
                                                                                 (IN MILLIONS)
        Direct premiums....................................  $       990.0       $    1,103.8       $    1,039.5
        Reinsurance assumed................................          203.0              194.2              206.7
        Reinsurance ceded..................................         (173.1)            (123.0)             (69.1)
                                                             -------------       ------------       ------------
        Premiums...........................................  $     1,019.9       $    1,175.0       $    1,177.1
                                                             =============       ============       ============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        86.9       $       92.1       $       69.7
                                                             =============       ============       ============
        Policyholders' Benefits Ceded......................  $       370.3       $      239.2       $      155.6
                                                             =============       ============       ============
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        50.4       $       46.5       $       38.5
                                                             =============       ============       ============


        Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All other in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

        At December 31, 2001 and 2000, respectively, reinsurance recoverables related to insurance contracts amounting to $2,233.7 million and $2,098.0 million, of which $1,060.4 million and $1,009.1 million relates to one specific reinsurer, are included in Other assets and reinsurance payables related to insurance contracts amounting to $798.5 million and $730.3 million are included in Other liabilities in the consolidated balance sheets.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $444.2 million and $487.7 million at December 31, 2001 and 2000, respectively.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2001 and 2000 were $540.2 million and $515.0 million, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

        Components of net periodic pension credit follow:

                                                                  2001               2000                1999
                                                             -------------       ------------       ------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        32.1       $       29.5       $       36.7
        Interest cost on projected benefit obligations.....          128.8              124.2              131.6
        Expected return on assets..........................         (218.7)            (223.2)            (189.8)
        Net amortization and deferrals.....................             .1                (.6)               7.5
                                                             -------------       ------------       ------------
        Net Periodic Pension Credit........................  $       (57.7)      $      (70.1)      $      (14.0)
                                                             ============        ============       ============

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                 -------------------------------
                                                                                     2001                2000
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)


        Benefit obligations, beginning of year.................................  $    1,712.6       $    1,659.6
        Service cost...........................................................          27.1               24.5
        Interest cost..........................................................         128.8              124.2
        Actuarial losses (gains)...............................................          64.4               13.4
        Benefits paid..........................................................        (120.6)            (109.1)
                                                                                 ------------       ------------
        Benefit Obligation, End of Year........................................  $    1,812.3       $    1,712.6
                                                                                 ============       ============

        The funded status of the pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                 -------------------------------
                                                                                     2001                2000
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    2,112.0       $    2,341.6
        Actual return on plan assets...........................................        (148.0)            (115.9)
        Contributions..........................................................          --                 --
        Benefits paid and fees.................................................        (126.1)            (113.7)
                                                                                 ------------       ------------
        Plan assets at fair value, end of year.................................       1,837.9            2,112.0
        Projected benefit obligations..........................................       1,812.3            1,712.6
                                                                                 ------------       ------------
        Excess of plan assets over projected benefit obligations...............          25.6              399.4
        Unrecognized prior service cost........................................         (46.3)               1.2
        Unrecognized net loss (gain) from past experience different
          from that assumed....................................................         550.1               71.3
        Unrecognized net asset at transition...................................          (1.6)              (1.9)
                                                                                 ------------       ------------
        Prepaid Pension Cost, Net..............................................  $      527.8       $      470.0
                                                                                 ============       ============

        The accrued liability for pension plans with projected benefit obligations in excess of plan assets was $16.7 million and $13.5 million at December 31, 2001 and 2000, respectively. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $49.7 million and $28.7 million, respectively, at December 31, 2001 and $38.9 million and $32.9 million, respectively, at December 31, 2000.

        The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.25% and 7.19%, respectively, at December 31, 2001 and 7.75% and 7.19%, respectively, at December 31, 2000. As of January 1, 2001 and 2000, the expected long-term rate of return on assets for the retirement plan was 10.25% and 10.5%, respectively.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $27.3 million, $28.7 million and $30.2 million for 2001, 2000 and 1999, respectively.

        Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund open market purchases of Alliance Holding units or money market funds in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with the plans totaling $58.1 million, $29.8 million and $13.8 million for 2001, 2000 and 1999, respectively (including $34.6 million and $6.8 million for 2001 and 2000, respectively, relating to the Bernstein deferred compensation plan).

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Various derivative financial instruments are used to achieve this objective, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of guaranteed minimum income benefit features contained in certain annuity contracts issued by the Company.

        As earlier described in Note 2 of Notes to Consolidated Financial Statements, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2001 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were $6,675.0 million and $.3 million, respectively, at December 31, 2001. These amounts principally consist of interest rate cap contracts of Equitable Life that have a total fair value at December 31, 2001 of $13.6 million. At December 31, 2001 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2001 are reported in earnings for the current year as none of the derivatives were designated to qualifying hedging relationships under SFAS No. 133 either at initial adoption of the Statement or at inception of the contracts. Gross gains and gross losses recognized on derivative positions was $27.5 million and $4.6 million, respectively, for 2001.

        Fair Value of Financial Instruments

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2001 and 2000.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7 and 8:


                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2001                               2000
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Consolidated:
        Mortgage loans on real estate..........  $    4,333.3     $     4,438.7     $     4,712.6     $    4,767.0
        Other limited partnership interests....         701.9             701.9             834.9            834.9
        Policy loans...........................       4,100.7           4,476.4           4,034.6          4,290.0
        Policyholders' account balances -
          investment contracts.................      12,256.4          12,514.0          11,488.8         11,663.8
        Long-term debt.........................       1,245.9           1,280.6             848.0            847.5

        Closed Block:
        Mortgage loans on real estate..........  $    1,514.4     $     1,532.6     $     1,581.8     $    1,582.6
        Other equity investments...............          24.4              24.4              34.4             34.4
        Policy loans...........................       1,504.4           1,664.8           1,557.7          1,667.6
        SCNILC liability.......................          18.2              18.1              20.2             20.1

        Discontinued Operations:
        Mortgage loans on real estate..........  $      160.3     $       171.6     $       330.9     $      347.7
        Fixed maturities.......................         559.6             559.6             336.5            336.5
        Other equity investments...............          22.3              22.3              43.1             43.1
        Guaranteed interest contracts..........          18.8              16.1              26.4             23.4
        Long-term debt.........................         101.7             101.7             101.8            101.7

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        From time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2001, these arrangements included commitments by the Company, under certain conditions, to make capital contributions of up to $8.5 million to affiliated real estate joint ventures and to provide equity financing to certain limited partnerships of $274.9 million. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Insurance Group had $10.5 million of letters of credit outstanding at December 31, 2001.

        The Company entered into continuity agreements with certain executives of the Company in connection with AXA's minority interest acquisition. The remaining continuity agreements generally provide cash severance payments ranging from 1.5 times to 2 times an executive's base salary plus bonus and other benefits. Such cash severance payments will generally be made if an executive's employment is terminated at any time within two years from December 27, 2000 for any reason other than the executive's death, disability, retirement or for cause, or if the executive resigns for good reason as defined in the agreements. In connection with cost reduction programs initiated in 2001, expenses related to continuity agreements, severance, benefits and outplacement were recorded, totaling $126.1 million related to the home office initiative and $24.5 million related to the field restructuring initiative. At December 31, 2001, in the event the remaining covered executives' employment terminates under the circumstances described above, cash severance payments that would be payable under these continuity agreements approximate $30.0 million.

15)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following five paragraphs.

        In January 1996, an amended complaint was filed in an action entitled Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company in the United States District Court for the Southern District of Florida. The action was brought by two individuals who purchased variable life insurance policies. The plaintiffs purport to represent a nationwide class consisting of all persons who purchased variable life insurance policies from Equitable Life and EVLICO between September 30, 1991 and January 3, 1996. The amended complaint alleges that Equitable Life's and EVLICO's agents were trained not to disclose fully that the product being sold was life insurance. Plaintiffs allege violations of the Federal securities laws and seek rescission of the contracts or compensatory damages and attorneys' fees and expenses. Equitable Life and EVLICO have answered the amended complaint, denying the material allegations and asserting certain affirmative defenses. In May 1999, the Magistrate Judge issued a Report and Recommendation recommending that the District Judge deny Equitable Life's and EVLICO's motion for summary judgment and grant plaintiffs' motion for class certification. In July 1999, Equitable Life and EVLICO filed Objections to the Report and Recommendation and urged that the District Judge reject the Magistrate's recommendations and grant Equitable Life's and EVLICO's motion for summary judgment and deny plaintiffs' motion for class certification. In October 2000, the District Judge affirmed the Magistrate's

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        Report and Recommendation and, accordingly, denied Equitable Life's and
        EVLICO's motion for summary judgment and granted plaintiffs' motion for class certification. In May 2001, with permission of the United States Court of Appeals for the Eleventh Circuit, Equitable Life and EVLICO appealed the District Court's order. Oral argument is scheduled for March 2002.

        In March 2000, an action entitled Brenda McEachern v. The Equitable Life Assurance Society of the United States and Gary Raymond, Jr. was commenced against Equitable Life and one of its agents in Circuit Court, Mobile County, Alabama, and asserts claims under state law. The action was brought by an individual who alleges that she purchased a variable annuity from Equitable Life in 1997. The action purports to be on behalf of a class consisting of all persons who from January 1, 1989 (i) purchased a variable annuity from Equitable Life to fund a qualified retirement plan, (ii) were charged allegedly unnecessary fees for tax deferral for variable annuities held in qualified retirement accounts, or (iii) were sold a variable annuity while owning a qualified retirement plan from Equitable Life. The complaint alleges various improper sales practices, including misrepresentations in connection with the use of variable annuities in a qualified retirement plan or similar arrangement, charging inflated or hidden fees, and failure to disclose unnecessary tax deferral fees. Plaintiff seeks damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In May 2000, Equitable Life removed the case to the United States District Court for the Southern District of Alabama and filed a motion to dismiss the complaint, and plaintiff filed a motion to remand the case to state court. The court has permitted limited discovery on the issue of whether the Securities Litigation Uniform Standards Act applies. In November 2001, plaintiff filed a motion for leave to join additional plaintiffs.

        In June 2000, an action entitled Raymond Patenaude v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Superior Court of California, County of San Diego. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The named plaintiff purports to act as a private attorney general on behalf of the general public of the State of California under California consumer protection statutes and also asserts individual common-law claims. On behalf of the named plaintiff and the general public, the complaint asserts claims for unlawful, unfair or fraudulent business acts and practices and for false or misleading advertising. On behalf of the named plaintiff alone, the complaint alleges claims for fraud, fraudulent concealment and deceit, negligent misrepresentation and negligence. The complaint seeks injunctive relief, restitution for members of the general public of the State of California who have been harmed by defendants' conduct, compensatory and punitive damages on behalf of the named plaintiff, and attorneys' fees, costs and expenses. In July 2000, the defendants removed the case to the United States District Court for the Southern District of California and filed a motion to dismiss the complaint. In October 2000, the District Court granted defendants' motion to dismiss the action. In November 2000, the plaintiff appealed; the appeal is fully briefed.

        In October 2000, an action entitled Sham Malhotra, et al. v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, the defendants filed a motion to dismiss the new action.

        Between June 2000 and December 2001 twelve lawsuits were filed in the state courts of Mississippi (the "Mississippi Actions") by more than 70 plaintiffs naming as defendants Equitable Life, EVLICO, EOC and various present and former individual sales agents associated with Equitable Life, EVLICO and/or EOC. The actions arise from the purchase by each of the plaintiffs of various types of life insurance policies from Equitable Life, EVLICO and/or EOC. The policies at issue include term, variable and whole life policies purchased as early as 1954. The actions allege misrepresentations in connection with the sale of life insurance policies including that the defendants misrepresented the stated number of years that premiums would need to be paid. Plaintiffs assert claims for breach of contract, fraud, fraudulent inducement, misrepresentation, conspiracy, negligent supervision and other tort claims. Plaintiffs seek unspecified compensatory and punitive damages. The parties are engaged in discovery in each of the pending actions.

        In October 2000, an action entitled American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP v. AXA Client Solutions, LLC; The Equitable Life Assurance Society of the United States; and AXA Financial, Inc. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek unspecified lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint.

        On September 12, 1997, the United States District Court for the Northern District of Alabama, Southern Division, entered an order certifying James Brown as the representative of a class consisting of "[a]ll African-Americans who applied but were not hired for, were discouraged from applying for, or would have applied for the position of Sales Agent in the absence of the discriminatory practices, and/or procedures in the [former] Southern Region of AXA Financial from May 16, 1987 to the present." The second amended complaint in James W. Brown, on behalf of others similarly situated v. The Equitable Life Assurance Society of the United States alleges, among other things, that Equitable Life discriminated on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs sought a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. The court referred the case to mediation, pursuant to which the parties reached a proposed settlement agreement in November 2000. In connection therewith, the case was dismissed in the United States District Court for the Northern District of Alabama, Southern Division and refiled in the United States District Court for the Northern District of Georgia, Atlanta Division. The final settlement required notice to be given to class members and was subject to court approval. A hearing was held in January 2002 and thereafter, an order was entered approving the settlement.

        In November 1997, an amended complaint was filed in Peter Fischel, et al. v. The Equitable Life Assurance Society of the United States alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs have challenged the District Court's subject matter jurisdiction over the health benefit claims. Oral argument on this appeal was heard in November 2001. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. Equitable Life answered the complaint in June 2001. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty.

        A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001.

        In September 1999, a complaint was filed in an action entitled R.S.M. Inc., et al. v. Alliance Capital Management L.P., et al. in the Chancery Court of the State of Delaware. The action was brought on behalf of a purported class of owners of limited partnership units of Alliance Capital Management Holding L.P. ("Alliance Holding") challenging the then-proposed reorganization of Alliance Holding. Named defendants include Alliance Holding, four Alliance Holding executives, the general partner of Alliance Holding and Alliance, which is a wholly owned indirect subsidiary of Equitable Life, and Alliance, which is the operating partnership whose units are not publicly traded. Equitable Life is obligated to indemnify the defendants for losses and expenses arising out of the litigation. Plaintiffs allege, inter alia, inadequate and misleading disclosures, breaches of fiduciary duties, and the improper adoption of an amended partnership agreement by Alliance Holding. The complaint seeks, inter alia, payment of unspecified money damages and an accounting of all benefits alleged to have been improperly obtained by the defendants. In August 2000, plaintiffs filed a first amended and supplemental class action complaint. The amended complaint alleges in connection with the reorganization that, inter alia, the partnership agreement of Alliance Holding was not validly amended, the reorganization of Alliance Holding was not validly effected, the information disseminated to holders of units of limited partnership interests in Alliance Holding was materially false and misleading, and the defendants breached their fiduciary duties by structuring the reorganization in a manner that was grossly unfair to plaintiffs. Plaintiffs seek declaratory, monetary and injunctive relief relating to the allegations contained in the amended complaint. In September 2000, all defendants other than Robert H. Joseph, Jr., filed an answer to the amended complaint denying the material allegations contained therein. In lieu of joining in the answer to the amended complaint, Mr. Joseph filed a motion to dismiss in September 2000. In November 2000, defendants, other than Mr. Joseph, filed a motion to dismiss the amended complaint. In December 2000, plaintiffs filed a motion for partial summary judgment on the claim that the Alliance Holding partnership agreement was not validly amended. In April 2001, the Chancery Court issued a decision granting in part and denying in part defendants' motion to dismiss; the claim alleging that the partnership agreement of Alliance Holding was not validly amended was one of the claims dismissed. In October 2001, a memorandum of understanding was executed, setting forth the terms of a settlement in principle, and in December 2001, a stipulation of settlement was filed with the Delaware Court of Chancery. The settlement is subject to a number of conditions, including preparation of definitive documentation and approval, after a hearing, by the Delaware Court of Chancery.

        Subsequent to the August 30, 2000 announcement of AXA's proposal to purchase the outstanding shares of AXA Financial common stock that it did not already own, the following fourteen putative class action lawsuits were commenced in the Delaware Court of Chancery: Fred Buff v. AXA Financial, Inc., et al., Sarah Wolhendler v. Claude Bebear, et al.; Jerome and Selma Stone v. AXA Financial, Inc., et al.; Louis Deranieri
        v. AXA Financial, Inc., et al.; Maxine Phillips v. AXA Financial, Inc., et al.; Ruth Ravnitsky v. AXA Financial, Inc., et al.; Richard Kager v. AXA Financial, Inc., et al.; Mortimer Cohen v. AXA Financial, Inc., et al.; Lee Koneche, et al. v. AXA Financial, Inc., et al.; Denver Employees Retirement Plan v. AXA Financial, Inc., et al.; Harry Hoffman
        v. AXA Financial, Inc., et al.; Joseph Villari v. AXA Financial, Inc., et al.; Max Boimal v. AXA Financial, Inc., et al.; and Jay Gottlieb v. AXA Financial, Inc., et al. AXA Financial, AXA, and directors and/or officers of AXA Financial are named as defendants in each of these lawsuits. The various plaintiffs each purport to represent a class consisting of owners of AXA Financial common stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. They challenge the adequacy of the offer announced by AXA and allege that the defendants have engaged or will engage in unfair dealing, overreaching and/or have breached or will breach fiduciary duties owed to the minority shareholders of AXA Financial. The complaints seek declaratory and injunctive relief, an accounting, and unspecified compensatory damages, costs and expenses, including attorneys' fees. The Delaware suits have been consolidated under the name In re AXA Financial, Inc. Shareholders Litigation. A similar lawsuit was filed in the Supreme Court of the State of New York, County of New York, after the filing of the first Delaware action; it is captioned Harbor Finance Partners v. AXA Financial, Inc., et al. In December 2000, the parties to the Delaware suits reached a proposed agreement for settlement and executed a memorandum of understanding. Shortly thereafter, agreement was reached with the plaintiff in the New York suit to stay proceedings in New York and to participate in and be bound by the terms of the settlement of the Delaware suits. In November 2001, the parties filed a stipulation of settlement with the Delaware Court of Chancery. The settlement, which does not involve any payment by AXA Financial, is subject to conditions, including approval, after a hearing, by the Delaware Court of Chancery. The hearing on the settlement is scheduled for March 2002.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, four putative class action lawsuits were filed in the Delaware Court of Chancery naming AXA Financial as one of the defendants and challenging the sale of DLJ because the transaction did not include the sale of DLJdirect tracking stock. These actions are captioned Irvin Woods, et al. v. Joe L. Roby, et al.; Thomas Rolle v. Joe L. Roby, et al.; Andrew Loguercio v. Joe L. Roby, et al.; and Robert Holschen v. Joe
        L. Roby, et al. The plaintiffs in these cases purport to represent a class consisting of the holders of DLJdirect tracking stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. Named as defendants are AXA Financial, DLJ and the DLJ directors. The complaints assert claims for breaches of fiduciary duties, for violation of class members' voting rights under 8 Del. C. ss.242, and for breach of implied contractual promise, and seek an unspecified amount of compensatory damages and costs and expenses, including attorneys' fees. The parties in these cases have agreed to extend the time for defendants to respond to the complaints.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, a putative class action lawsuit was filed in the United States District Court, Southern District of New York, captioned Siamac Sedighim
        v. Donaldson, Lufkin & Jenrette, Inc., et al. This action challenges the sale of DLJ (for omitting the DLJdirect tracking stock) and also alleges Federal securities law claims relating to the initial public offering of the DLJdirect tracking stock. The complaint alleges claims for violations of the securities laws, breaches of the fiduciary duties of loyalty, good faith and due care, aiding and abetting such breaches, and breach of contract. The plaintiff purports to represent a class consisting of: all purchasers of DLJdirect tracking stock in the initial public offering and thereafter (with respect to the securities law claims); and all owners of DLJdirect tracking stock who allegedly have been or will be injured by the sale of DLJ (with respect to all other claims). Named as defendants are AXA Financial, Equitable Life, AXA, DLJ, Donaldson, Lufkin & Jenrette Securities Corporation, Credit Suisse Group, Diamond Acquisition Corp., and DLJ's directors. The complaint seeks declaratory and injunctive relief, an unspecified amount of damages, and costs and expenses, including attorney's fees. In February 2001, defendants moved to dismiss the complaint and in October 2001, the court granted defendants' motion, dismissing all claims based on Federal law with prejudice and dismissing all claims based on state law on jurisdictional grounds, and entered judgment for the defendants. The plaintiffs did not file a notice of appeal, and their time to appeal has expired.

        In April 2001, a putative class action entitled David Uhrik v. Credit Suisse First Boston (USA), Inc., et al. was filed in Delaware Court of Chancery on behalf of the holders of CSFBdirect tracking stock (formerly known as DLJdirect tracking stock). Named defendants include AXA Financial, Credit Suisse First Boston (USA), Inc., the former directors of DLJ and the directors of Credit Suisse First Boston (USA), Inc. The complaint challenges the sale of DLJ common stock as well as the March 2001 offer by Credit Suisse to purchase the publicly owned CSFBdirect tracking stock for $4 per share and asserts claims for breaches of fiduciary duties and breach of contract. Plaintiffs seek injunctive relief, an unspecified amount of compensatory damages, and costs and expenses, including attorneys' fees. The Uhrik action, along with the actions captioned Irvin Woods, et al. v. Joe L. Roby, et al.; Thomas Rolle v. Joe L. Roby, et al.; Andrew Loguercio v. Joe L. Roby, et al.; and Robert Holschen v. Joe. L. Roby, et al., are among the actions that have been consolidated under the caption In re CSFBdirect Tracking Stock Shareholders Litigation. In May 2001, the Delaware Court of Chancery ordered that the Uhrik complaint be the operative complaint in the consolidated actions. A memorandum of understanding outlining the terms of a proposed settlement was executed in July 2001. It is anticipated that a stipulation of settlement will be filed with the Delaware Court of Chancery in or before March 2002. The proposed settlement, which does not involve any payment by AXA Financial, is subject to a number of conditions, including confirmatory discovery and approval, after a hearing, by the Delaware Court of Chancery.

        In April 2001, an amended class action complaint entitled Miller, et al.
        v. Mitchell Hutchins Asset Management, Inc., et al. was filed in Federal District Court in the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. ("AFD"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The allegations in the amended complaint concern six mutual funds with which Alliance has investment advisory agreements, including Premier Growth Fund, Alliance Health Care Fund, Alliance Growth Fund, Alliance Quasar Fund, Alliance Fund and Alliance Disciplined Value Fund. The amended complaint alleges principally that
        (i) certain advisory agreements concerning these funds were negotiated, approved, and executed in violation of the ICA, in particular because certain directors of these funds should be deemed interested under the ICA; (ii) the distribution plans for these funds were negotiated, approved, and executed in violation of the ICA; and (iii) the advisory fees and distribution fees paid to Alliance and AFD, respectively, are excessive and, therefore, constitute a breach of fiduciary duty. Alliance and AFD believe that plaintiffs' allegations are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance and AFD are unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition.

        On December 7, 2001 a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Alliance Premier Growth ("Premier Growth Fund") alleging violation of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of fees paid by Premier Growth Fund to Alliance during the twelve months preceding the lawsuit. On December 21, 2001 a complaint entitled Roy v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Roy Complaint") was filed in Federal District Court in the Middle District of Florida, Tampa Divisions, against Alliance and Premier Growth Fund. The allegations and relief sought in the Roy Complaint are virtually identical to the Benak Complaint. On December 26, 2001 a compliant entitled Roffe v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Roffe Complaint") was filed in the Federal District Court in the District of New Jersey against Alliance and Premier Growth Fund. The allegations and relief sought in the Roffe Complaint are virtually identical to the Benak Complaint. On February 14, 2002, a complaint entitled Tatem v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Tatem Complaint") was filed in the Federal District Court in the District of New Jersey against Alliance and Premier Growth Fund. The allegations and relief sought in the Tatem Complaint are virtually identical to the Benak Complaint. Alliance believes the plaintiffs' allegations in the Benak Complaint, Roy Complaint, Roffe Complaint and Tatem Complaint are without merit and intends to vigorously defend against these allegations. At the present time Alliance's management is unable to estimate the impact, if any, that the outcome of these actions may have on Alliance's results of operations or financial condition.

        Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that (i) the settlement of the Brown, R.S.M., In re AXA Financial, Inc. Shareholders Litigation and the Uhrik litigations will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the matters previously reported and those described above, the Holding Company, the Company and their subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

        However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2002 and the four successive years are $114.6 million, $107.3 million, $112.9 million, $100.5 million, $84.4 million and $921.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2002 and the four successive years is $6.0 million, $4.6 million, $4.6 million, $4.6 million, $3.1 million and $21.1 million thereafter.

        At December 31, 2001, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2002 and the four successive years is $80.3 million, $86.8 million, $82.9 million, $77.0 million, $75.4 million and $601.6 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2002 and the three successive years are $4.9 million, $4.6 million, $2.7 million and $.9 million.

17)    INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $544.0 million during 2002. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2001, 2000 and 1999, the Insurance Group statutory net income totaled $547.7 million, $1,068.6 million and $547.0 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,100.4 million and $6,226.5 million at December 31, 2001 and 2000, respectively. In 2001, 2000 and 1999, respectively, $1.7 billion, $250.0 million and $150.0 million in dividends were paid to the Holding Company by Equitable Life.

        At December 31, 2001, the Insurance Group, in accordance with various government and state regulations, had $23.5 million of securities deposited with such government or state agencies.

        In 1998 the National Association of Insurance Commissioners ("NAIC") approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addressing areas where statutory accounting previously was silent and changing certain existing statutory positions. Equitable Life and EOC became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

        On December 27, 2000, an emergency rule was issued by the New York Insurance Department ("NYID"), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Equitable Life is required to prepare the Quarterly and Annual Statements and Audited financial statements in accordance with New York rules and regulations which are filed in all states. Differences between the New York regulations and Codification consist of the accounting for deferred taxes and goodwill.

        The implementation of Codification resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

        The NYID is currently expected to adopt Codification's accounting for deferred income taxes and goodwill effective in 2002. The impact of adopting the deferred tax accounting is estimated to be a $363.6 million decrease to surplus and capital stock at December 31, 2001.

        The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or EOC.

        The NYID requires quarterly disclosure reconciling both net income and capital and surplus between practices prescribed and permitted by the State of New York and the January 1, 2001 NAIC Accounting Practices and Procedures manual. The 2001 reconciliation for Equitable Life follows:

                                                                                    DECEMBER 31,
                                                                                       2001
                                                                                 -----------------
                                                                                   (IN MILLIONS)

        Net Income, State of New York basis ................................        $    543.7
        Prescribed Practices ...............................................              --
        Permitted Practices ................................................              --
                                                                                    ----------

        Net Income, NAIC Basis .............................................        $    543.7
                                                                                    ==========

        Statutory surplus and capital stock, State of New York basis .......        $  5,446.0
        Prescribed Practices:
            Deferred tax liability .........................................            (363.6)
        Permitted practices ................................................              --
                                                                                    ----------

        Statutory Surplus and Capital Stock, NAIC Basis ....................        $  5,082.4
                                                                                    ==========

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;
        (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                                  2001              2000              1999
                                                                               ----------        ----------        ----------
                                                                                               (IN MILLIONS)
        Net change in statutory surplus and
          capital stock ..............................................         $    104.1        $  1,321.4        $    848.8
        Change in asset valuation reserves ...........................             (230.2)           (665.5)             (6.3)
                                                                               ----------        ----------        ----------
        Net change in statutory surplus, capital stock
          and asset valuation reserves ...............................             (126.1)            655.9             842.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances .........................................              278.7             262.6             (80.4)
          DAC ........................................................              458.5             469.1             198.2
          Deferred Federal income taxes ..............................             (354.8)           (127.3)           (154.3)
          Valuation of investments ...................................               67.9            (134.8)             21.5
          Valuation of investment subsidiary .........................           (1,507.9)            (29.2)           (133.6)
          Limited risk reinsurance ...................................               --                --               128.4
          Dividends paid to the AXA Financial ........................            1,700.0             250.0             150.0
          Capital contribution .......................................               --                --              (470.8)
          Stock option expense related to AXA's minority
            interest acquisition .....................................               --              (493.9)             --
          Other, net .................................................              135.8             448.8             253.8
          GAAP adjustments of Other Discontinued
            Operations ...............................................               (5.1)             54.3              51.3
                                                                               ----------        ----------        ----------
        Net Earnings of the Insurance Group ..........................         $    647.0        $  1,355.5        $    806.6
                                                                               ==========        ==========        ==========


                                                                                                DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                  2001              2000              1999
                                                                               ----------        ----------        ----------
                                                                                               (IN MILLIONS)
        Statutory surplus and capital stock ..........................         $  5,446.0        $  5,341.9        $  4,020.5
        Asset valuation reserves .....................................              654.4             884.6           1,550.1
                                                                               ----------        ----------        ----------
        Statutory surplus, capital stock and asset
          valuation reserves .........................................            6,100.4           6,226.5           5,570.6
        Adjustments:
          Future policy benefits and policyholders'
            account balances .........................................           (1,120.7)         (1,399.4)         (1,662.0)
          DAC ........................................................            5,513.7           5,128.8           4,928.6
          Deferred Federal income taxes ..............................           (1,252.2)           (640.7)           (223.5)
          Valuation of investments ...................................              635.9             140.2            (717.3)
          Valuation of investment subsidiary .........................           (2,590.8)         (1,082.9)         (1,891.7)
          Limited risk reinsurance ...................................               --                --               (39.6)
          Issuance of surplus notes ..................................             (539.4)           (539.1)           (539.1)
          Other, net .................................................              942.6             776.2             501.5
          GAAP adjustments of Other Discontinued
            Operations ...............................................             (123.8)           (164.3)           (160.0)
                                                                               ----------        ----------        ----------
        Equity of the Insurance Group ................................         $  7,565.7        $  8,445.3        $  5,767.5
                                                                               ==========        ==========        ==========

18)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowments and domestic and foreign financial institutions, (b) private clients, including high net worth individuals, trusts and estates and charitable foundations, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $116.6 million, $153.2 million and $75.6 million for 2001, 2000 and 1999, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.


                                                          2001             2000          1999
                                                      ------------    ------------    -----------
                                                                      (IN MILLIONS)
        SEGMENT REVENUES:
        Insurance ...............................     $    4,763.3    $    4,681.9    $   5,179.4
        Investment Services .....................          2,994.4         4,672.5        2,163.8
        Consolidation/elimination ...............            (90.0)         (113.2)         (23.5)
                                                      ------------    ------------    -----------
        Total Revenues ..........................     $    7,667.7    $    9,241.2    $   7,319.7
                                                      ============    ============    ===========


        SEGMENT EARNINGS (LOSS) FROM CONTINUING
          OPERATIONS BEFORE FEDERAL INCOME
          TAXES AND MINORITY INTEREST:
        Insurance ...............................     $      707.5    $     (192.5)   $     555.7
        Investment Services .....................            585.4         2,778.0          754.2
                                                      ------------    ------------    -----------
        Total Earnings from Continuing Operations
           before Federal Income Taxes and
           Minority Interest ....................     $    1,292.9    $    2,585.5    $   1,309.9
                                                      ============    ============    ===========

                                                          2001             2000          1999
                                                      ------------    ------------    -----------
                                                                      (IN MILLIONS)
        ASSETS:
        Insurance ...............................     $   84,568.9    $   88,641.1    $  86,840.1
        Investment Services .....................         15,808.8        16,807.2       12,961.7
        Consolidation/elimination ...............            (94.4)          (57.1)          (8.9)
                                                      ------------    ------------    -----------
        Total Assets ............................     $  100,283.3    $  105,391.2    $  99,792.9
                                                      ============    ============    ===========

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2001 and 2000 are summarized below:

                                                                    THREE MONTHS ENDED

                                       -------------------------------------------------------------------------
                                          MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -------------      -------------       ------------         -------------
                                                                      (IN MILLIONS)
        2001
        Total Revenues................ $     2,023.1      $     1,898.6       $    1,804.8         $    1,941.2
                                       =============      =============       ============         ============

        Earnings from Continuing
          Operations.................. $       227.1      $       120.3       $      119.2         $      140.0
                                        =============      =============       ============         ============

        Net Earnings.................. $       233.6      $       118.5       $      118.7         $      176.2
                                       =============      =============       ============         ============
        2000
        Total Revenues................ $     1,898.9      $     1,954.5       $    1,982.9         $    3,404.9
                                       =============      =============       ============         ============
        Earnings from Continuing
          Operations.................. $       226.6      $       256.9       $       70.5         $      742.9
                                       =============      =============       ============         ============
        Net Earnings.................. $       221.7      $       255.4       $       70.5         $      807.9
                                       =============      =============       ============         ============

20)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense as related to options awarded under AXA Financial's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company, the Company's pro forma net earnings for 2001, 2000 and 1999 would have been $624.8 million, $1,627.3 million and $757.1 million, respectively.

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can issue options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

        Following completion of the merger of AXA Merger with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a reduction in the SARs liability of $63.2 million for 2001, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the period ended December 31, 2001.

        The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2001, 2000 and 1999 follow:


                                       HOLDING COMPANY                           ALLIANCE
                           -----------------------------------------   ------------------------------
                             2001(1)          2000         1999          2001      2000       1999
                           -------------  ------------- ------------   -------------------- ---------

        Dividend yield....    1.52%          0.32%         0.31%         5.80%     7.20%     8.70%

        Expected
          volatility......     29%            28%           28%           33%       30%       29%

        Risk-free interest
          rate............    4.98%          6.24%         5.46%         4.5%      5.90%     5.70%

        Expected life
          in years........      5              5             5            7.2       7.4        7

        Weighted average
          fair value per
          option at
          grant-date......    $9.42          $11.08       $10.78         $9.23     $8.32     $3.88

        (1) Beginning in 2001, the option pricing assumptions reflect options granted by the Holding Company representing rights to acquire AXA ADRs.

        A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2001. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:



                                                       HOLDING COMPANY                         ALLIANCE
                                             ------------------------------------   --------------------------------
                                                  Common
                                                   Stock            Weighted                           Weighted
                                                    and             Average                            Average
                                                  AXA ADRs          Exercise            Units          Exercise
                                               (In Millions)         Price          (In Millions)       Price
                                             -------------------  ---------------   -------------- -----------------
        Holding Company Option Shares:
        Balance as of
          December 31, 1998................       21.4              $22.00               12.3          $14.92
          Granted..........................        4.3              $31.70                2.0          $30.18
          Exercised........................       (2.4)             $13.26               (1.5)         $ 9.51
          Forfeited........................        (.6)             $24.29                (.3)         $17.79
                                             -------------------                    --------------

        Balance as of
          December 31, 1999................       22.7              $24.60               12.5          $17.95
          Granted..........................        6.5              $31.06                4.7          $50.93
          Exercised........................       (4.5)             $18.57               (1.7)         $10.90
          Forfeited........................       (1.2)             $26.15                (.1)         $26.62
                                             -------------------                    --------------

        Balance as of
          December 31, 2000................       23.5              $27.20               15.4          $28.73
                                             ===================  ==============

        AXA ADR Option Shares:
        Balance as of January 2, 2001......       18.3              $21.65
          Granted..........................       17.0              $31.55                2.5          $50.34
          Exercised........................       (2.2)             $11.57               (1.7)         $13.45
          Forfeited........................       (3.1)             $32.02                (.3)         $34.33
                                             -------------------                    --------------

        Balance as of
          December 31, 2001................       30.0              $26.89               15.9          $33.58
                                             ===================                    ==============

        Information about options outstanding and exercisable at December 31, 2001 follows:



                                            Options Outstanding                            Options Exercisable
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------
              AXA ADRs
        ----------------------
        $ 6.325  - $ 9.01            1.9               2.25           $ 6.75              1.9                $ 6.75
        $10.195  - $14.30            2.2               5.69           $13.32              2.2                $13.34
        $15.995  - $22.84            5.2               7.29           $18.87              4.4                $18.74
        $26.095  - $33.025          15.7               6.58           $30.97              2.6                $26.78
        $36.03                       5.0               7.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
        $ 6.325  - $36.03           30.0               6.51           $26.89             16.1                $23.24
                              =================                                    ==================

              Alliance
        ----------------------
        $   7.97 - $18.78            4.7               4.20           $12.92              4.3                $12.48
        $  22.50 - $27.31            2.5               6.94           $26.29              1.4                $26.30
        $  30.25 - $46.78            1.7               7.93           $30.30               .6                $30.25
        $  48.50 - $50.56            4.9               9.18           $49.36               .5                $48.50
        $  51.10 - $58.50            2.1               8.95           $53.78               .5                $53.75
                              -----------------                                    ------------------
        $   7.97 - $58.50           15.9               7.20           $33.57              7.3                $21.42
                              =================                                    ==================

        The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over a period of up to ten years.

        In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2001, approximately
        12.4 million Alliance Holding units of a maximum 40.0 million units were subject to options granted and 25,500 Alliance Holding units were subject to awards made under this plan.

21)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $19.1 million and $16.0 million, respectively, for 2001 and 2000.

        The Company paid $590.5 million and $678.9 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2001 and 2000. The Company charged AXA Distribution's subsidiaries $522.6 million and $395.0 million, respectively, for their applicable share of operating expenses for 2001 and 2000, pursuant to the Agreements for Services.

        In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain cost sharing and servicing agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA totaled approximately $12.7 million in 2001.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2001               2000               1999
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)
       Investment advisory and services fees..............   $     1,088.2       $     1,021.8     $       895.8
       Distribution revenues..............................           544.6               621.6             441.8
       Shareholder servicing fees.........................            87.2                85.6              62.3
       Other revenues.....................................            11.0                11.6               9.9
       Brokerage..........................................             9.0                 1.7               --


22)      PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

        Assuming the Bernstein acquisition had occurred on January 1, 1999, revenues for the Company would have been $8.79 billion and $7.05 billion for 2000 and 1999, respectively, on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

        This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 1999, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits

         (a) Financial Statements included in Part B.

         1.  Separate Account No. 301:


             - Statements of Assets and Liabilities for the Year Ended
               December 31, 2001;
             - Statements of Operations for the Year Ended December 31, 2001
             - Statements of Changes in Net Assets for the Years Ended
               December 31, 2001 and 2000
             - Notes to Financial Statements
             - Report of Independent Accountants - PricewaterhouseCoopers LLP

         2.  The Equitable Life Assurance Society of the United States:

             - Report of Independent Accountants - PricewaterhouseCoopers LLP
             - Consolidated Balance Sheets as of December 31, 2001 and 2000
             - Consolidated Statements of Earnings for Years Ended December 31,
               2001, 2000 and 1999
             - Consolidated Statements of Equity for Years Ended December 31,
               2001, 2000 and 1999
             - Consolidated Statements of Cash Flows for Years Ended December
               31, 2001, 2000 and 1999
             - Notes to Consolidated Financial Statements


         (b) Exhibits.

             The following exhibits are filed herewith:


             1. (a) Resolutions of the Board of Directors of The Equitable Life
                    Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 2-74667 on September 19, 1986, refiled electronically on August 3, 1998.

                (b) Resolutions of the Board of Directors of Equitable dated
                    July 17, 1986 authorizing the reorganization of Separate Account Nos. 301, 302, 303 and 304 into one continuing separate account, previously filed with this Registration Statement, File No. 2-74667, on April 21, 1998.


             2. Not applicable.


             3. (a) Form of Sales Agreement, previously filed with this
                    Registration Statement No. 2-74667 on September 19, 1986, refiled electronically on August 3, 1998.

                (b) Sales Agreement among Equitable, Separate Account No. 301 and Equitable Variable Life Insurance Company, as principal underwriter for The Hudson River Trust, previously filed with this Registration Statement No. 2-74667 on April 29, 1993, refiled electronically on August 3, 1998.

                (c) Distribution and Servicing Agreement among Equico
                    Securities, Inc., (now AXA Advisors, LLC) Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement No. 2-74667 on April 4, 1995.

                (d) Participation Agreement among EQ Advisors Trust, The
                    Equitable Life Assurance Society of the United States, Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC) dated as of the 14th day of April 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File No. 333-17217) on Form N-1A, filed August 28, 1997.

                (e) Sales Agreement among Equico, (now AXA Advisors, LLC)
                    Equitable and Equitable's Separate Account A, Separate Account No. 301 and Separate Account No. 51 dated as of January 1, 1994, previously filed with this Registration Statement No. 2-74667 on April 4, 1995.

                (f) Distribution Agreement for services by The Equitable Life
                    Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, incorporated by reference to Exhibit No. 3(d) to Registration Statement File No. 33-58950, filed on April 19, 2001.

                (g) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, incorporated by reference to Exhibit No. 3(e) to Registration File No. 33-58950, filed on April 19, 2001.


             4. (a) (1) Form of group variable annuity contract, as amended
                        (TSA), previously filed with this Registration Statement No. 2-74667 on April 24, 1987, refiled electronically on August 3, 1998.

                    (2) Rider No. PF 94,177 to group variable annuity contract, as amended (TSA), previously filed with this Registration Statement No. 2-74667 on April 15, 1988, refiled electronically on August 3, 1998.

                (b) (1) Form of group variable annuity certificate, as amended
                        (TSA), previously filed with this Registration Statement No. 2-74667 on April 24, 1987, refiled electronically on August 3, 1998.

                    (2) Rider No. PF 94,178 to group variable annuity
                        certificate, as amended (TSA), previously filed with this Registration Statement No. 2-74667 on April 15, 1988, refiled electronically on August 3, 1998.

                (c) (1) Rider No. PF 94,189 to group variable annuity contract, as amended (TSA), previously filed with this Registration Statement No. 2-74667 on April 17, 1990, refiled electronically on August 3, 1998.

                    (2) Rider No. PF 94,188 to group variable annuity
                        certificate, as amended (TSA), previously filed with this Registration Statement. No. 2-74667 on April 17, 1990, refiled electronically on August 3, 1998.

                (d) (1) Form of group variable annuity contract, as amended
                        (IRA), previously filed with this Registration Statement No. 2-74667 on April 24, 1987, refiled electronically on August 3, 1998.

                    (2) Rider No. PF 96,000 to group variable annuity contract, as amended (IRA), previously filed with this Registration Statement No. 2-74667 on April 15, 1988, refiled electronically on August 3, 1998.

                    (3) Rider No. PF 10,000 to group variable annuity contract, as amended (IRA), previously filed with this Registration Statement No. 2-74667 on December 14, 1993, refiled electronically on August 3, 1998.

                (e) (1) Form of group variable annuity certificate, as amended
                        (IRA), previously filed with this Registration Statement No. 2-74667 on April 24, 1987, refiled electronically on August 3, 1998.

                    (2) Rider No. PF 96,100 to group variable annuity
                        certificate, as amended (IRA), previously filed with this Registration Statement No. 2-74667 on April 15, 1988, refiled electronically on August 3, 1998.

                    (3) Rider No. PF 10,001 to group variable annuity
                        certificate, as amended (IRA), previously filed with this Registration Statement No. 2-74667 on December 14, 1993, refiled electronically on August 3, 1998.

                (f) Plan of Operations, as amended, previously filed with this
                    Registration Statement No. 2-74667 on April 24, 1987, refiled electronically on August 3, 1998.

             5. (a) Form of application for group variable annuity contract, as amended (TSA), previously filed with this Registration Statement No. 2-74667 on April 15, 1988, refiled electronically on August 3, 1998.

                (b) Form of participant enrollment for group variable annuity contract, as amended (IRA), previously filed with this Registration Statement No. 2-74667 on April 15, 1988, refiled electronically on August 3, 1998.

             6. (a) Copy of the Restated Charter of The Equitable Life
                    Assurance Society of the United States, as amended January 1, 1997, previously filed with this Registration Statement No. 2-74667 on April 24, 1997.

                (b) By-Laws of The Equitable Life Assurance Society of the
                    United States, as amended November 21, 1996, previously filed with this Registration Statement No. 2-74667 on April 29, 1997.

             7. Not applicable.


             8. (a) Agreement, dated as of March 15, 1985, between Integrity
                    Life Insurance Company ("Integrity") and Equitable for cooperative and joint use of personnel, property and services, previously filed with this Registration Statement No. 2-74667 on September 19, 1986, refiled electronically on August 3, 1998.

                (b) Administration and Servicing Agreement, dated as of May 1,
                    1987, by and between Equitable and Integrity, previously filed with this Registration Statement No. 2-74667 on May 4, 1987, refiled electronically on August 3, 1998.

                (c) Amendment, dated September 30, 1988, to Administration and
                    Servicing Agreement by and between Equitable and Integrity, previously filed with this Registration Statement No. 2-74667 on April 19, 1989, refiled electronically on August 3, 1998.

             9. (a) Opinion of Hebert P. Shyer, Executive Vice President and
                    General Counsel of Equitable, previously filed with this Registration Statement No. 2-74667 on November 6, 1983, refiled electronically on August 3, 1998.

                (b) Opinion of Hebert P. Shyer, Executive Vice President and
                    General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-74667 on April 24, 1987, refiled electronically on August 3, 1998.


            10. (a) Consent of PricewaterhouseCoopers LLP.


                (b) Powers of Attorney previously filed with this Registration
                    Statement No. 2-74667 on April 24, 2000.

                (c) Power of Attorney for Claus-Michael Dill filed with this
                    Registration Statement No. 2-74667 on April 25, 2001.


                (d) Power of Attorney for Christopher M. Condron incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-61380) filed on May 22, 2001.

                (e) Power of Attorney for Bruce W. Calvert incorporated herein by reference to Exhibit 23(f) to the Registration Statement on Form N-4 (File No. 333-67876), filed on August 17, 2001.


            11. Not applicable.

            12. Not applicable.

            13. Not applicable.

Item 25: Directors and Officers of Equitable.

         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.


                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS


Bruce W. Calvert                            Director
Alliance Capital Management
Corporation
1345 Avenue of the Americas
New York, N.Y. 10105


Francoise Colloc'h                          Director
AXA
25, Avenue Matignon
75008 Paris, France

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France


Claus-Michael Dill
AXA Konzern AG                              Director
Gereonsdriesch 9-11
50670 Cologne


Joseph L. Dionne                            Director
198 Wilton Road
New Canaan, CT 06840

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                           Director
46 quai de la Rapee
75601 Paris Cedex 12
France


Norman C. Francis                           Director
Xavier University of Louisiana
1 Drexel Drive
New Orleans, LA 70125

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513


John T. Hartley                             Director
Harris Corporation
1025 W. NASA Boulevard
Melbourne, FL 32919

John H.F. Haskell Jr.                      Director
UBS Warburg LLC
535 Madison Avenue
New York, NY 10028


Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt. 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2,
Canada

George T. Lowy                              Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Didier Pineau-Valencienne                   Director
Credit Suisse First Boston 64,
rue de Miromesmil 75008
Paris, France

George J. Sella, Jr.                        Director
P.O. Box 397
Newton, NJ 07860

Peter J. Tobin                              Director
St. John's University
8,000 Utopia Parkway
Jamaica, NY 11439



OFFICER-DIRECTORS
-----------------


*Christopher M. Condron                     Chairman of the Board,
                                            Chief Executive Officer
                                            and Director


* Stanley B. Tulin                          Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy Chief
                                            Information Officer


*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President and Treasurer


*Selig Ehrlich                              Executive Vice President
                                            and Chief Actuary


*Stuart L. Faust                            Senior Vice President and Deputy
                                            General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller


Jennifer Blevins                            Executive Vice President

MaryBeth Farrell                            Executive Vice President

John Lefferts                               Executive Vice President and
                                            President of Retail Distribution

William (Alex) MacGillivray                 Executive Vice President

Deanna Mulligan                             Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor



*James D. Goodwin                           Vice President

*Edward J. Hayes                            Senior Vice President



*Donald R. Kaplan                           Senior Vice President and Chief
                                            Compliance Officer and Associate
                                            General Counsel


*William I. Levine                          Executive Vice President and Chief
                                            Information Officer


*Richard J. Matteis                         Executive Vice President

*Peter D. Noris                             Executive Vice President and
                                            Managing Director, Retail
                                            Distribution



*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel


*Richard V. Silver                          Executive Vice President and
                                            General Counsel


*Jose Suquet                                Senior Executive Vice President and
                                            Chief Distribution Officer

*Naomi J. Weinstein                         Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

     Separate Account No. 301 of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company") (formerly the Equitable Companies Incorporated).

     AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                                    AXA GROUP

                   CONSOLIDATED COMPANIES AS AT JUNE 30, 2000

     ACTIVITY           COUNTRY             CONSOLIDATED COMPANY                         SHAREHOLDERS                      OWNERSHIP

FINANCIAL SERVICES     AUSTRALIA        NATIONAL MUTUAL FUND MANAGEMENT         AXA ASIA PACIFIC HOLDINGS LIMITED            100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA INVESTMENT MANAGERS BRUSSELS        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA BANK BELGIUM                        AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          IPPA VASTGOED                           AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE NON VIE                      33.03
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE                              66.97
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA BANK BELGIUM                               0.10
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA        99.90
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE NON VIE                       1.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE                               2.15
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA                                           47.31
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA CORPORATE SOLUTIONS                        0.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ASSURANCES IARD                           14.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA KONZERN AG                                 6.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 DIRECT ASSURANCES IARD                         0.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA LEVEN NV                                   1.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 NATIONAL MUTUAL FUND MANAGEMENT                3.77
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA UK PLC                                    17.05
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA COURTAGE IARD                              0.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA CONSEIL VIE                               50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA ASSURANCES VIE                            50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION FCP                         AXA INVESTMENT MANAGERS PARIS                 99.99
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA INVESTMENT MANAGERS                        0.01
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA MULTIMANAGER LIMITED                      99.93
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PARIS           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA CREDIT                              COMPAGNIE FINANCIERE DE PARIS                 65.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA ASSURANCES IARD                           21.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        SOCIETE BEAUJON                                0.92
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        COMPAGNIE FINANCIERE DE PARIS                 51.07
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        JOUR FINANCE                                  20.63
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA COURTAGE IARD                              2.53
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA BANQUE                              COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA                                           19.51
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA COURTAGE IARD                              8.20
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COMPAGNIE FINANCIERE DE PARIS           AXA                                          100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           CFP - CREDIT                            COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS                       99.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION INTERESSEMENT               AXA INVESTMENT MANAGERS PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DES TUILERIES                    COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS                       98.84
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS PARIS                  1.16
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS PRIVATE               50.48
   & REAL ESTATE                                                                  EQUITY EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE MANAGEMENT INVESTMENT   AXA REAL ESTATE INVESTMENT MANAGERS SA        99.96
   & REAL ESTATE                          MANAGERS
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE INVESTMENT MANAGERS SA  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFAPI                                  COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           HOLDING SOFFIM                          COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFINAD                                 COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA ASSET MANAGEMENT DEUTSCHLAND        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA INVESTMENT MANAGERS DEUTSCHLAND     AXA INVESTMENT MANAGERS                       85.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA TRUST GMBH                          SUN LIFE DEUTSCHLAND LIMITED                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA VORSORGEBANK                        AXA KONZERN AG                               100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA VERSICHERUNG                              14.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA        86.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA KONZERN AG                                66.67
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA LEBEN                                     33.01
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA ASSET MANAGEMENT LTD                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS GS              AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS LIMITED         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA MULTIMANAGER LIMITED                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA REAL ESTATE INVESTMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          MANAGERS LTD
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA INVESTMENT MANAGERS                       66.67
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA ASSET MANAGEMENT LTD                      33.33
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE DEUTSCHLAND LIMITED            AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL MANAGEMENT LIMITED      AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL SERVICES LIMITED        AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE MANAGEMENT LIMITED             SUN LIFE GLOBAL MANAGEMENT LIMITED           100.00
   & REAL ESTATE                          ISLE OF MAN
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HK SAR         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HONG KONG       AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HUNGARY          AXA BIZTOSITO PENSION FUND              AXA KONZERN AG (Austria)                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA INVESTMENT MANAGERS                       99.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA ASSICURAZIONI                              1.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          ITALIA
FINANCIAL SERVICES     JAPAN            AXA INVESTMENT MANAGERS TOKYO           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     SPAIN            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          IBERICA
FINANCIAL SERVICES     THE NETHERLANDS  AXA INVESTMENT MANAGERS DEN HAAG        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA GLOBAL STRUCTURED PRODUCT           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS HOLDINGS INC.   AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS NEW YORK        AXA INVESTMENT MANAGERS ROSE                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS PRIVATE         AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EQUITY F
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS                       90.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS HOLDING INC.          10.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA ROSENBERG LLC                       AXA INVESTMENT MANAGERS ROSE                  50.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       THE EQUITABLE LIFE ASSURANCE SOCIETY          74.91
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       AXA FINANCIAL INC.                            25.09
   & REAL ESTATE
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA EQUITY & LAW LIFE ASSURANCE SOCIETY        8.90
   BUSINESSES
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA                                           42.10
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA LEBEN                                     10.05
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA VERSICHERUNG                              89.95
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          ROYALE BELGE INTERNATIONAL              ROYALE BELGE INVESTISSEMENT                  100.00
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA CORPORATE SOLUTION ASSURANCE               6.21
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA                                           84.28
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA COURTAGE IARD                              5.41
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    VINCI BV                                       4.07
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA CHINA REGION LIMITED                      49.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA                                           51.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA PARTICIPATION II                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INVESTMENT MANAGERS                        2.33
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INSURANCE HOLDING JAPAN                    4.21
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE NON VIE                       3.45
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE                               4.24
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA                                           20.17
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA CORPORATE SOLUTIONS                        3.27
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA KONZERN AG                                14.28
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA FRANCE ASSURANCE                          20.03
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA                                           99.77
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA ASSURANCES IARD                            0.22
   BUSINESSES
HOLDINGS & MISC.       FRANCE           COLISEE EXCELLENCE                      AXA PARTICIPATION II                         100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA CONSEIL VIE                               60.47
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA ASSURANCES IARD                           39.53
   BUSINESSES
HOLDINGS & MISC.       FRANCE           MOFIPAR                                 AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA FRANCE ASSURANCE                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          AXA                                           25.49
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          KOLNISCHE VERWALTUNGS                         25.63
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          VINCI BV                                      39.73
   BUSINESSES
HOLDINGS & MISC.       GERMANY          GRE CONTINENTAL EUROPE HOLDING GMBH     AXA KONZERN AG                               100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA                                            8.83
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA KONZERN AG                                23.02
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   VINCI BV                                      67.72
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA EQUITY & LAW PLC                    AXA                                           99.94
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    GUARDIAN ROYAL EXCHANGE PLC             AXA UK PLC                                   100.00
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA EQUITY & LAW PLC                          21.70
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA                                           78.30
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA CONSEIL VIE                                1.76
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA                                           98.24
   BUSINESSES
HOLDINGS & MISC.       JAPAN            AXA INSURANCE HOLDING JAPAN             AXA                                           96.42
   BUSINESSES


     ACTIVITY                COUNTRY               CONSOLIDATED COMPANY                  SHAREHOLDERS                      OWNERSHIP

HOLDINGS & MISC.          LUXEMBOURG          AXA LUXEMBOURG SA                    AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          MOROCCO             AXA ONA                              AXA                                        51.00
   BUSINESSES
HOLDINGS & MISC.          SINGAPORE           AXA INSURANCE INVESTMENT HOLDING     AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          SPAIN               AXA AURORA                           AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     GELDERLAND                           AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE NON VIE                   17.29
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE                           21.24
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     GELDERLAND                                 38.94
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     ROYALE BELGE INTERNATIONAL                 12.77
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA HOLDINGS BELGIUM                        4.11
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA VERZEKERINGEN                    AXA NEDERLAND BV                          100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     VINCI BV                             AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          TURKEY              AXA OYAK HOLDING AS                  AXA                                        50.00
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA EQUITY & LAW LIFE ASSURANCE SOCIETY     4.09
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA                                        92.48
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS                     2.95
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   SOCIETE BEAUJON                             0.44
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS REINSURANCE CY      0.03
   BUSINESSES
INSURANCE & REINSURANCE   AUSTRALIA           AUSTRALIAN CASUALTY INSURANCE        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                PTY LTD
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL HEALTH INSUR PY      AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                LIMITED
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL INTERNATIONAL        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL FINANCIAL SERVICES   AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA VERSICHERUNG                     AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA LEBEN                            AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     AXA HOLDINGS BELGIUM                       99.58
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     UAB                                         0.42
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA ROYALE BELGE NON VIE                    0.05
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA HOLDINGS BELGIUM                       99.95
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE                  AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE VIE              AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             UAB NON VIE                          AXA HOLDINGS BELGIUM                      100.OO
INSURANCE & REINSURANCE   CANADA              AXA CS ASSURANCE CANADA              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   CANADA              AXA CANADA                           AXA                                       100.00
INSURANCE & REINSURANCE   CHINA               AXA MINMETALS ASSURANCE CO LTD       AXA CHINA                                  51.00
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTION ASSURANCE     AXA CORPORATE SOLUTIONS                    98.49
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL VIE                      AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              ARGOVIE                              AXA COLLECTIVES                            94.03
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA                                        94.97
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA ASSURANCES IARD                         2.72
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA FRANCE ASSURANCE                        0.10
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COURTAGE IARD                           2.20
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COLLECTIVES                             0.02
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES IARD                  AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CORPORATE SOLUTIONS                    65.83
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CESSIONS                               13.17
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA FRANCE ASSURANCE                       88.87
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA COLLECTIVES                            11.13
INSURANCE & REINSURANCE   FRANCE              C.G.R.M. MONTE-CARLO                 AXA CORPORATE SOLUTIONS                    99.99
INSURANCE & REINSURANCE   FRANCE              JURIDICA                             AXA FRANCE ASSURANCE                       98.51
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES IARD               AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES VIE                AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              NATIO ASSURANCES                     AXA ASSURANCES IARD                        50.00
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA ASSURANCES IARD                         0.16
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA FRANCE ASSURANCE                       39.91
INSURANCE & REINSURANCE   FRANCE              AXA ASSISTANCE                       AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              SPS RE                               AXA CORPORATE SOLUTIONS                    69.94
INSURANCE & REINSURANCE   FRANCE              AXA CESSIONS                         AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   FRANCE              SAINT GEORGES RE                     AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL IARD                     AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA COURTAGE IARD                    AXA FRANCE ASSURANCE                       99.65
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA ASSURANCES IARD                         3.69
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA FRANCE ASSURANCE                       95.71
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA KONZERN AG                             47.81
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA VERSICHERUNG                           52.19
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     AXA KONZERN AG                             74.41
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     GRE CONTINENTAL EUROPE HOLDING GMBH        25.59
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA KONZERN AG                             52.69
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA LEBEN                                  46.71
INSURANCE & REINSURANCE   GERMANY             AXA ART                              AXA KONZERN AG                            100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ACS ASSURANCE UK BRANCH              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA EQUITY & LAW LIFE ASSURANCE      AXA SUN LIFE                              100.00
                                                SOCIETY
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA INSURANCE UK                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA SUN LIFE                         AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK HOLDING PLC                   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       E_BUSINESS AXA UK                    AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       THE ROYAL EXCHANGE ASSURANCE PLC     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA GLOBAL RISKS (U.K.) LTD          AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK                               AXA                                       100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP GROUP PLC                        GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA PPP HEALTHCARE LTD               AXA INSURANCE UK                          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP LIFETIMECARE                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA REINSURANCE UK PLC               AXA UK HOLDING PLC                        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ENGLISH & SCOTTISH                   AXA UK                                    100.00
INSURANCE & REINSURANCE   HONG KONG           AXA CHINA REGION LIMITED             NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA                                        17.50
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA INSURANCE INVESTMENT HOLDING           82.50
INSURANCE & REINSURANCE   HONG KONG           AXA GENERAL INSURANCE HK             AXA                                       100.00
INSURANCE & REINSURANCE   HUNGARY             AXA BIZTOSITO                        AXA KONZERN AG (AUSTRIA)                  100.00
INSURANCE & REINSURANCE   IRELAND             GUARDIAN PMPA GROUP LTD              GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   ITALY               AXA INTERLIFE                        AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA ITALIA S.P.A                           98.12
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA COLLECTIVES                             1.88
INSURANCE & REINSURANCE   ITALY               UAP VITA                             AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   JAPAN               AXA GROUP LIFE JAPAN                 AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA LIFE JAPAN                       AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA NON LIFE INSURANCE CO LTD        AXA                                       100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE LUXEMBOURG             AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE. VIE LUXEMBOURG        AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          CREALUX                              AXA HOLDINGS BELGIUM                      100.00
INSURANCE & REINSURANCE   LUXEMBOURG          FUTUR RE                             AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA INSURANCE UK                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA PORTUGAL COMPANHIA DE SEGUROS           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA VERSICHERUNG                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA ASSICURAZIONI                           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA AURORA IBERICA                         10.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            ROYALE BELGE INVESTISSEMENT                20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            SAINT GEORGES RE                           20.00
INSURANCE & REINSURANCE   MOROCCO             AXA ASSURANCE MAROC                  AXA ONA                                    99.99
INSURANCE & REINSURANCE   MOROCCO             EPARGNE CROISSANCE                   AXA ASSURANCE MAROC                        99.59
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CORPORATE SOLUTION ASSURANCE            9.07
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA PORTUGAL SEGUROS VIDA                   2.15
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                             5.37
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                        83.02
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                            87.63
                                                DE VIDA SA
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                         7.46
                                                DE VIDA SA
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA                                        25.77
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA INSURANCE INVESTMENT HOLDING           74.23
INSURANCE & REINSURANCE   SINGAPORE           AXA LIFE SINGAPOUR                   NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   SINGAPORE           AXA CORPORATE SOLUTIONS. ASIA        AXA CORPORATE SOLUTIONS                   100.00
                                                PACIFIC PRIVATE LTD
INSURANCE & REINSURANCE   SPAIN               AXA AURORA VIDA DE SEGUROS Y         AXA AURORA                                 99.68
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA VIDA                            12.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA IBERICA                         88.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               HILO DIRECT SA DE SEGUROS Y          AXA AURORA                                 50.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AXA AURORA IBERICA                   AXA AURORA                                 99.68

     ACTIVITY                COUNTRY                 CONSOLIDATED COMPANY            SHAREHOLDERS                          OWNERSHIP

INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCES             AXA                                        99.95
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA                                        94.99
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA COMPAGNIE D'ASSURANCES                  5.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA LEVEN NV                           AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   UNIROBE GROEP                          AXA NEDERLAND BV                          100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA SCHADE                             AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA ZORG NV                            AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK HAYAT SIGORTA                 AXA OYAK HOLDING AS                       100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK SIGORTA                       AXA OYAK HOLDING AS                        70.92
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTION INSURANCE CO    AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                                                                     CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORP. SOLUTIONS PROPERTY           AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                              & CASUALTY                             CY
INSURANCE & REINSURANCE   UNITED STATES     AXA AMERICA CORPORATE SOLUTIONS, INC   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   UNITED STATES     THE EQUITABLE LIFE ASSURANCE SOCIETY   AXA FINANCIAL INC.                        100.00
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS REINSURANCE    AXA AMERICA CORPORATE SOLUTIONS, INC      100.00
                                              CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS AMERICA INS.   AXA CORPORATE SOLUTIONS PROPERTY          100.00
                                              CY                                     & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS LIFE           AXA CORPORATE SOLUTIONS REINSURANCE CY    100.00
                                              REINSURANCE COMPANY

SUBSIDIARY ORGANIZATION CHART- 2002                                                                                         03/07/02
-----------------------------------
      LAST UPDATED: 2/5/02                                                                  State of     State of
                                                                             Type of       Incorp. or    Principal    Federal
                                                                            Subsidiary      Domicile     Operation   Tax ID #
                                                                            ----------      --------     ---------   ---------

------------------------------------------------------------------------------------------------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                        DE           NY      13-3623351
------------------------------------------------------------------------------------------------------------------------------------
   Frontier Trust Company, FSB  (Note 7)                                                       ND           ND      45-0373941
   ---------------------------------------------------------------------------------------------------------------------------------
   AXA Client Solutions, LLC   (Note 2)                                                        DE           NY      52-2197822
   ---------------------------------------------------------------------------------------------------------------------------------
   AXA Distribution Holding Corporation                                                        DE           NY      13-4078005
   ---------------------------------------------------------------------------------------------------------------------------------
      AXA Advisors, LLC     (Note 5)                                                           DE           NY      13-4071393
      ------------------------------------------------------------------------------------------------------------------------------
      AXA Network, LLC     (Note 6)                                         Operating          DE           NY      06-1555494
      ------------------------------------------------------------------------------------------------------------------------------
         AXA Network of Alabama, LLC                                        Operating          AL           AL      06-1562392
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network of Connecticut, Maine and New York, LLC                Operating          DE           NY      13-4085852
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network Insurance Agency of Massachusetts, LLC                 Operating          MA           MA      04-3491734
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network of Nevada, Inc.                                        Operating          NV           NV      13-3389068
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network of Puerto Rico, Inc.                                   Operating         P.R.         P.R.     66-0577477
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Network Insurance Agency of of Texas, Inc.                     Operating          TX           TX      75-2529724
         ---------------------------------------------------------------------------------------------------------------------------
      Paramount Planners, LLC                                               Operating          DE           NY      06-1602479
      ------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States  (Note 2)*     Insurance          NY           NY      13-5570651
   ---------------------------------------------------------------------------------------------------------------------------------
      The Equitable of Colorado, Inc.*                                      Insurance          CO           CO      13-3198083
      ------------------------------------------------------------------------------------------------------------------------------
      Equitable Deal Flow Fund, L.P.                                        Investment         DE           NY      13-3385076
      ------------------------------------------------------------------------------------------------------------------------------
         Equitable Managed Assets, L.P.                                     Investment         DE           NY      13-3385080
         ---------------------------------------------------------------------------------------------------------------------------
      Real Estate Partnership Equities (various)                            Investment         **                        -
      ------------------------------------------------------------------------------------------------------------------------------
      Equitable Holdings, LLC  (Notes 3 & 4)                                   HCO             NY           NY      22-2766036
      ------------------------------------------------------------------------------------------------------------------------------
         See Attached Listing A
         ---------------------------------------------------------------------------------------------------------------------------
      ACMC, Inc.     (Note 4)                                                  HCO             DE           NY      13-2677213
      ------------------------------------------------------------------------------------------------------------------------------
      Wil-Gro, Inc                                                          Investment         PA           PA      23-2702404
      ------------------------------------------------------------------------------------------------------------------------------
      STCS, Inc.                                                            Investment         DE           NY      13-3761592
      ------------------------------------------------------------------------------------------------------------------------------
      Fox Run, Inc.                                                         Investment         MA           NY      23-2762596
      ------------------------------------------------------------------------------------------------------------------------------
      FTM Corp.                                                             Investment         MD           MD      13-3778225
      ------------------------------------------------------------------------------------------------------------------------------
      EVSA, Inc.                                                            Investment         DE           PA      23-2671508
      ------------------------------------------------------------------------------------------------------------------------------
      Equitable Rowes Wharf, Inc.                                           Investment         MA           MA      04-3272826
      ------------------------------------------------------------------------------------------------------------------------------
      ELAS Realty, Inc.                                                     Investment         DE           GA      58-2271596
      ------------------------------------------------------------------------------------------------------------------------------
      Prime Property Funding II, Inc.                                       Operating          DE           NY      13-3961599
      ------------------------------------------------------------------------------------------------------------------------------
      Sarasota Prime Hotels, LLC                                            Investment         FL           GA      58-2330533
      ------------------------------------------------------------------------------------------------------------------------------
      ECLL, Inc.                                                            Investment         MI           GA      58-2377569
      ------------------------------------------------------------------------------------------------------------------------------





                                                                           Number of        Parent's
                                                                            Shares         Percent of              Comments
                                                                             Owned         Ownership       (e.g., Basis of Control)
                                                                           ---------       ---------       ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
------------------------------------------------------------------------------------------------------------------------
   Frontier Trust Company, FSB  (Note 7)                                        1,000       100.00%
   ---------------------------------------------------------------------------------------------------------------------
   AXA Client Solutions, LLC   (Note 2)                                                     100.00%
   ---------------------------------------------------------------------------------------------------------------------
   AXA Distribution Holding Corporation                                            -        100.00%
   ---------------------------------------------------------------------------------------------------------------------
      AXA Advisors, LLC     (Note 5)                                               -        100.00%
      ------------------------------------------------------------------------------------------------------------------
      AXA Network, LLC     (Note 6)                                                -        100.00%
      ------------------------------------------------------------------------------------------------------------------
         AXA Network of Alabama, LLC                                               -        100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network of Connecticut, Maine and New York, LLC                       -        100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network Insurance Agency of Massachusetts, LLC                        -        100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network of Nevada, Inc.                                                        100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network of Puerto Rico, Inc.                                                   100.00%
         ---------------------------------------------------------------------------------------------------------------
         AXA Network Insurance Agency of of Texas, Inc.                                     100.00%
         --------------------------------------------------------------------------------------------------------------
      Paramount Planners, LLC                                                      -        100.00%
      ------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States  (Note 2)*     2,000,000       100.00%         NAIC # 62944
   ---------------------------------------------------------------------------------------------------------------------
     The Equitable of Colorado, Inc.*                                       1,000,000       100.00%         NAIC # 62880
      ------------------------------------------------------------------------------------------------------------------
      Equitable Deal Flow Fund, L.P.                                              -               -         G.P & L.P.
      ------------------------------------------------------------------------------------------------------------------
         Equitable Managed Assets, L.P.                                           -               -         G.P.
         ---------------------------------------------------------------------------------------------------------------
      Real Estate Partnership Equities (various)                                  -               -        **
      ------------------------------------------------------------------------------------------------------------------
      Equitable Holdings, LLC  (Notes 3 & 4)                                      -         100.00%
      ------------------------------------------------------------------------------------------------------------------
         See Attached Listing A
         ---------------------------------------------------------------------------------------------------------------
      ACMC, Inc.     (Note 4)                                               5,000,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Wil-Gro, Inc                                                              1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      STCS, Inc.                                                                1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Fox Run, Inc.                                                             1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      FTM Corp.                                                                 1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      EVSA, Inc.                                                                   50       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Equitable Rowes Wharf, Inc.                                               1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      ELAS Realty, Inc.                                                         1,000       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Prime Property Funding II, Inc.                                                       100.00%
      ------------------------------------------------------------------------------------------------------------------
      Sarasota Prime Hotels, LLC                                                  -         100.00%
      ------------------------------------------------------------------------------------------------------------------
      ECLL, Inc.                                                                            100.00%
      ------------------------------------------------------------------------------------------------------------------

SUBSIDIARY ORGANIZATION CHART- 2002                                     03/07/02
-----------------------------------

  * Affiliated Insurer
 ** Information relating to Equitable's Real Estate Partnership
      Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.
*** All subsidiaries are corporations, except as otherwise noted.


   1. The name was changed from The Equitable Companies Incorporated on Sept. 3, 1999.

   2. AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC effective Sept. 20, 1999. Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life to AXA Financial, Inc.

   3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

   4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital"). As of December 31, 2001, AXF and its subsidiaries owned 51.66% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"). AXF held directly 32,621,075 Alliance Capital Units (13.12%); Equitable Life directly owned 5,219,396 Alliance Capital Units (2.10%); ACMC, Inc. owned 66,220,822 Alliance Capital Units (26.63%), and ECMC, LLC owned 24,415,727 Alliance Capital Units (9.82%). Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital. In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.96% each), respectively, representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"), and Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.13%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

   5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

   6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively.

   7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

   8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

SUBSIDIARY ORGANIZATION CHART- 2002                                     03/07/02
--------------------------------------------------------------------------------

Dissolved:  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
            - EVLICO, Inc. was dissolved in 1999.
            - Equitable Capital Management Corp. became ECMC, LLC on November
              30, 1999.
            - Prime Property Funding, Inc. was dissolved in Feb. 1999.
            - CCMI Corp. was dissolved on October 7, 1999.
            - HVM Corp. was dissolved on Feb. 16, 1999.
            - Six-Pac G.P., Inc. dissolved July 12,1999
            - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
            - Franconom, Inc. was dissolved on December 4, 2000.
            - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                 dissolved on December 31, 2000.
            - EVLICO East Ridge, Inc. dissolved Jan. 13, 2001
            - EREIM LP Associates (L.P.) dissolved March 27, 2001.
            - EREIM Managers Corporation dissolved March 27, 2001.
            - ML/EQ Real Estate Portfolio, L.P. dissolved March 27, 2001.
            - EML Associates, L.P. dissolved March 27, 2001.
            - EQ Services, Inc. dissolved May 11, 2001.
            - Equitable BJVS, Inc. dissolved October 3, 1999.
            - GP/EQ Southwest, Inc. dissolved October 21, 1997
            - 100 Federal Street Funding Corporation dissolved August 31, 1998.
            - 100 Federal Street Realty Corporation dissolved December 20, 2001.


SUBSIDIARY ORGANIZATION CHART - 2002
LISTING A - EQUITABLE HOLDINGS, LLC                                                                                        03/07/02
-----------------------------------
                                                                                              State of     State of
                                                                                Type of      Incorp. or    Principal      Federal
                                                                               Subsidiary     Domicile     Operation     Tax ID #
                                                                               ----------     --------     ---------     ---------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States  *
   ---------------------------------------------------------------------------------------------------------------------------------
      Equitable Holdings, LLC
      ------------------------------------------------------------------------------------------------------------------------------
         ELAS Securities Acquisition Corporation                               Operating         DE           NY        13-3049038
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable Casualty Insurance Company *                                Operating         VT           VT        06-1166226
         ---------------------------------------------------------------------------------------------------------------------------
         ECMC, LLC   (See Note 4 on Page 2)                                    Operating         DE           NY        13-3266813
         ---------------------------------------------------------------------------------------------------------------------------
            Equitable Capital Private Income & Equity
              Partnership II, L.P.                                             Investment        DE           NY        13-3544879
         ---------------------------------------------------------------------------------------------------------------------------
         Alliance Capital Management Corporation (See Note 4 on Page 2)        Operating         DE           NY        13-3633538
         ---------------------------------------------------------------------------------------------------------------------------
            See Attached Listing B
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable JV Holding Corp.                                            Operating         DE           NY        13-3555850
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable JVS, Inc.                                                   Investment        DE           GA        58-1812697
         ---------------------------------------------------------------------------------------------------------------------------
            Astor Times Square Corp.                                           Investment        NY           NY        13-3593699
            ------------------------------------------------------------------------------------------------------------------------
            Astor/Broadway Acquisition Corp.                                   Investment        NY           NY        13-3593692
            ------------------------------------------------------------------------------------------------------------------------
            PC Landmark, Inc.                                                  Investment        TX           TX        75-2338215
            ------------------------------------------------------------------------------------------------------------------------
            EJSVS, Inc.                                                        Investment        DE           NJ        58-2169594
            ------------------------------------------------------------------------------------------------------------------------
         Equitable JVS II, Inc.                                                Investment        MD           MD        52-1877232
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Distributors, LLC                                                 Operating         DE           NY        52-2233674
         ---------------------------------------------------------------------------------------------------------------------------
            AXA Distributors Insurance Agency of Alabama, LLC                  Operating         DE           AL        52-2255113
            ------------------------------------------------------------------------------------------------------------------------
            AXA Distributors Insurance Agency, LLC                             Operating         DE        CT, ME, NY   06-1579051
            ------------------------------------------------------------------------------------------------------------------------
            Equitable Distributors Insurance Agency of Massachusetts, LLC      Operating         MA           MA        04-3567096
            ------------------------------------------------------------------------------------------------------------------------
            Equitable Distributors Insurance Agency of Texas, Inc.             Operating         TX           TX        74-3006330
            ------------------------------------------------------------------------------------------------------------------------
         J.M.R. Realty Services, Inc.                                          Operating         DE           NY        13-3813232
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable Structured Settlement Corp.  (See Note 8 on Page 2)         Operating         DE           NJ        22-3492811
         ---------------------------------------------------------------------------------------------------------------------------







                                                                           Number of     Parent's
                                                                            Shares      Percent of             Comments
                                                                             Owned       Ownership     (e.g., Basis of Control)
                                                                             -----       ---------     ------------------------



AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States  *
   ---------------------------------------------------------------------------------------------------------------------------------
      Equitable Holdings, LLC
      ------------------------------------------------------------------------------------------------------------------------------
         ELAS Securities Acquisition Corporation                                  500      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable Casualty Insurance Company *                                 1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         ECMC, LLC   (See Note 4 on Page 2)                                         -      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
            Equitable Capital Private Income & Equity                                                 ECMC is G.P.
              Partnership II, L.P.                                                  -            -    ("Deal Flow Fund II")
            ------------------------------------------------------------------------------------------------------------------------
         Alliance Capital Management Corporation (See Note 4 on Page 2)           100      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
            See Attached Listing B
            ------------------------------------------------------------------------------------------------------------------------
         Equitable JV Holding Corp.                                             1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable JVS, Inc.                                                    1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
            Astor Times Square Corp.                                              100      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            Astor/Broadway Acquisition Corp.                                      100      100.00%   G.P. of Astor Acquisition. L.P.
            ------------------------------------------------------------------------------------------------------------------------
            PC Landmark, Inc.                                                   1,000      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            EJSVS, Inc.                                                         1,000      100.00%
            ------------------------------------------------------------------------------------------------------------------------
         Equitable JVS II, Inc.                                                 1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         AXA Distributors, LLC                                                      -      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
            AXA Distributors Insurance Agency of Alabama, LLC                       -      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            AXA Distributors Insurance Agency, LLC                                  -      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            Equitable Distributors Insurance Agency of Massachusetts, LLC           -      100.00%
            ------------------------------------------------------------------------------------------------------------------------
            Equitable Distributors Insurance Agency of Texas, Inc.              1,000      100.00%
            ------------------------------------------------------------------------------------------------------------------------
         J.M.R. Realty Services, Inc.                                           1,000      100.00%
         ---------------------------------------------------------------------------------------------------------------------------
         Equitable Structured Settlement Corp.  (See Note 8 on Page 2)            100      100.00%
         ---------------------------------------------------------------------------------------------------------------------------

* Affiliated Insurer

    Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
    Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
    Effective March 15, 2000, Equisource of New York, Inc. and
          its subsidiaries were merged into AXA Network, LLC,
          which was then sold to AXA Distribution Holding Corp.
    Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA Distributors, LLC.

SUBSIDIARY ORGANIZATION CHART - 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.                                                                              03/07/02
---------------------------------------------
                                                                                               State of       State of
                                                                                 Type of      Incorp. or      Principal     Federal
                                                                                Subsidiary     Domicile       Operation    Tax ID #
                                                                                ----------     --------       ---------    ---------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States
   ---------------------------------------------------------------------------------------------------------------------------------
       Equitable Holdings, LLC
       -----------------------------------------------------------------------------------------------------------------------------
          Alliance Capital Management Corporation
          --------------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management Holding L.P. (See Note 4 on Page 2)    Operating         DE             NY
             -----------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management L.P.  (See Note 4 on Page 2)           Operating         DE             NY       13-3434400
             -----------------------------------------------------------------------------------------------------------------------
                Albion Alliance LLC                                             Operating         DE             NY       13-3903734
                --------------------------------------------------------------------------------------------------------------------
                Cursitor Alliance LLC                                              HCO            DE             MA       22-3424339
                --------------------------------------------------------------------------------------------------------------------
                   Cursitor Alliance Holdings Ltd.                              Operating        U.K.           U.K.           -
                   -----------------------------------------------------------------------------------------------------------------
                      Draycott Partners. Ltd.                                   Operating         MA            U.K.      98-0116774
                      --------------------------------------------------------------------------------------------------------------
                      Cursitor Alliance Services Ltd.                           Operating        U.K.           U.K.           -
                      --------------------------------------------------------------------------------------------------------------
                      Cursitor Management Co. S.A.                              Operating        Lux.           Lux.           -
                      --------------------------------------------------------------------------------------------------------------
                      Alliance Asset Allocation Ltd.                            Operating        U.K.           U.K.           -
                      --------------------------------------------------------------------------------------------------------------
                         Cursitor Eaton Asset Management Co.                    Operating         NY             MA       13-3379955
                         -----------------------------------------------------------------------------------------------------------
                         Alliance Cecogest                                      Operating       France         France          -
                         -----------------------------------------------------------------------------------------------------------
                Alliance Capital Management LLC                                    HCO            DE             NY
                --------------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein & Co., LLC                                 HCO            DE             NY
                   -----------------------------------------------------------------------------------------------------------------
                Alliance Capital Management Corp. of Delaware                      HCO            DE             NY       13-2778645
                --------------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein Ltd.                                    Operating        U.K.           U.K.           -
                   -----------------------------------------------------------------------------------------------------------------
                      Sanford C. Bernstein (CREST Nominees)Ltd.                 Operating        U.K.           U.K.           -
                      --------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein Proprietary Ltd.                        Operating       Aust.           Aust.          -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Global Investor Services, Inc.                      Operating         DE             NJ       13-3211780
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Fund Distributors, Inc.                             Operating         DE             NY       13-3191825
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Oceanic Corp.                               Operating         DE             NY       13-3441277
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Latin America Ltd.                          Operating       Brazil         Brazil          -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Australia Limited                Operating       Aust.           Aust.          -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management New Zealand Limited              Operating        N.Z.           N.Z.           -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Australia Limited                           Operating       Aust.           Aust.          -
                   -----------------------------------------------------------------------------------------------------------------
                      Far Eastern Alliance Aset Management                      Operating       Taiwan         Taiwan          -
                      --------------------------------------------------------------------------------------------------------------
                   Meiji - Alliance Capital Corp.                               Operating         DE             NY       13-3613617
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital (Luxembourg) S.A.                           Operating        Lux.           Lux.           -
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Barra Research Institute, Inc.                      Operating         DE             NY       13-3548918
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Canada, Inc.                     Operating         DE           Canada     13-3630460
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Global Derivatives Corp.                    Operating         DE             NY       13-3626546
                   -----------------------------------------------------------------------------------------------------------------
                   ACM Global Investor Services S.A.                            Operating        Lux.           Lux.           -
                   -----------------------------------------------------------------------------------------------------------------
                      ACM Fund Services (Espana) S.L.                           Operating       Spain           Spain          -
                      --------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management (Singapore) Ltd.                 Operating     Singapore       Singapore        -
                   -----------------------------------------------------------------------------------------------------------------
                   ACM International (France) SAS                               Operating       France         France          -
                   -----------------------------------------------------------------------------------------------------------------
                   ACM CIIC Investment Management Ltd.                          Operating    Cayman Isl.     Cayman Isl.
                   -----------------------------------------------------------------------------------------------------------------
                   ACM Software Services Ltd.                                   Operating         DE             NY       13-3910857
                   ----------------------------------------------------------------------------------------------------------------

                                                                               Number of    Parent's
                                                                                Shares      Percent of        Comments
                                                                               Owned      Ownership    (e.g., Basis of Control)
                                                                                -----      ---------    ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
   The Equitable Life Assurance Society of the United States
   ---------------------------------------------------------------------------------------------------------------------------------
       Equitable Holdings, LLC
       -----------------------------------------------------------------------------------------------------------------------------
          Alliance Capital Management Corporation                                                    owns 1% GP interest in Alliance
                                                                                                     Capital Management L.P. and
                                                                                                     100,000 GP units in Alliance
                                                                                                     Capital Management Holding L.P.
          --------------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management Holding L.P. (See Note 4 on Page 2)                  -
             -----------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management L.P.  (See Note 4 on Page 2)
             -----------------------------------------------------------------------------------------------------------------------
                Albion Alliance LLC                                                         37.60%   Equitable Life = 4.7%; 3rd
                                                                                                     parties = 57.7%
                --------------------------------------------------------------------------------------------------------------------
                Cursitor Alliance LLC                                                       93.00%   Cursitor Holdings L.P. = 7%
                --------------------------------------------------------------------------------------------------------------------
                   Cursitor Alliance Holdings Ltd.                                         100.00%
                   -----------------------------------------------------------------------------------------------------------------
                      Draycott Partners. Ltd.                                              100.00%
                      --------------------------------------------------------------------------------------------------------------
                      Cursitor Alliance Services Ltd.                                      100.00%
                      --------------------------------------------------------------------------------------------------------------
                      Cursitor Management Co. S.A.                                         100.00%
                      --------------------------------------------------------------------------------------------------------------
                      Alliance Asset Allocation Ltd.                                       100.00%
                      --------------------------------------------------------------------------------------------------------------
                         Cursitor Eaton Asset Management Co.                                50.00%   Cursitor Alliance LLC = 50%
                         -----------------------------------------------------------------------------------------------------------
                         Alliance Cecogest                                                  75.00%   Cursitor Alliance Services Ltd.
                                                                                                     = 25%
                         -----------------------------------------------------------------------------------------------------------
                Alliance Capital Management LLC                                            100.00%
                --------------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein & Co., LLC                                         100.00%
                   -----------------------------------------------------------------------------------------------------------------
                Alliance Capital Management Corp. of Delaware                      10      100.00%
                --------------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein Ltd.                                               100.00%
                   -----------------------------------------------------------------------------------------------------------------
                      Sanford C. Bernstein (CREST Nominees)Ltd.                            100.00%
                      --------------------------------------------------------------------------------------------------------------
                   Sanford C. Bernstein Proprietary Ltd.                                   100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Global Investor Services, Inc.                        100      100.00%   formerly, Alliance fund
                                                                                                     Services, Inc.
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Fund Distributors, Inc.                               100      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Oceanic Corp.                               1,000      100.00%   inactive
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Latin America Ltd.                                      99.00%   Alliance Capital Oceanic Corp
                                                                                                     owns 1%
                   ----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Australia Limited                            50.00%   3rd parties = 50%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management New Zealand Limited                          50.00%   3rd parties = 50%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Australia Limited                                      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                      Far Eastern Alliance Aset Management                                  20.00%   3rd parties = 80%
                      --------------------------------------------------------------------------------------------------------------
                   Meiji - Alliance Capital Corp.                              50,000       50.00%   Meiji Mutual Life owns 50%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital (Luxembourg) S.A.                           3,999       99.98%   Alliance Cap. Oceanic Corp.
                                                                                                     owns 0.025%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Barra Research Institute, Inc.                      1,000      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Canada, Inc.                    18,750      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Global Derivatives Corp.                    1,000      100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   ACM Global Investor Services S.A.                                        99.00%   Alliance Capital Oceanic Corp.
                                                                                                     owns 1%
                   -----------------------------------------------------------------------------------------------------------------
                      ACM Fund Services (Espana) S.L.                                      100.00%
                      --------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management (Singapore) Ltd.                            100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   ACM International (France) SAS                                          100.00%
                   -----------------------------------------------------------------------------------------------------------------
                   ACM CIIC Investment Management Ltd.                                      54.00%   3rd parties = 46%
                   -----------------------------------------------------------------------------------------------------------------
                   ACM Software Services Ltd.                                              100.00%
                   -----------------------------------------------------------------------------------------------------------------

SUBSIDIARY ORGANIZATION CHART- 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.                                                                               03/07/02
---------------------------------------------
                                                                                               State of    State of
                                                                                 Type of      Incorp. or   Principal       Federal
                                                                                Subsidiary     Domicile    Operation      Tax ID #
                                                                                ----------     --------    ---------      ---------

AXA Financial, Inc.
-------------------------------------------------------------------------------
    The Equitable Life Assurance Society of the United States
    ---------------------------------------------------------------------------
       Equitable Holdings, LLC
       ------------------------------------------------------------------------
          Alliance Capital Management Corporation
          ---------------------------------------------------------------------
             Alliance Capital Management L.P.
             ------------------------------------------------------------------
                Alliance Capital Management Corp. of Delaware (Cont'd)
                --------------------------------------------------------------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                   Operating     Mauritius    Mauritius          -
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd    Operating       India        India            -
                       -------------------------------------------------------------------------------------------------------------
                    ACAM Trust Company Private Ltd.                             Operating       India        India            -
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                               Operating         DE          NY         13-3802178
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management (Asia) Ltd.                     Operating         DE       Singapore     13-3752293
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Asset Management (Japan) Ltd               Operating       Japan        Japan            -
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Limited                                    Operating        U.K.        U.K.             -
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Services Ltd.                           Operating        U.K.        U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                          Dimensional Trust Management Ltd.                     Operating        U.K.        U.K.             -
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Corporate Finance Group Inc.                       Operating         DE          NY         52-1671668
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance SBS-AGRO Capital Management Co.                    Operating       Russia      Russia            -
                    ----------------------------------------------------------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                  Operating        U.K.        U.K.             -
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Whittingdale Ltd.                       Operating        U.K.        U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                       ACM Investments Ltd.                                     Operating        U.K.        U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Nominees Ltd.                               Operating        U.K.        U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                    Hanwha Investment Trust Mgmt. Co., Ltd                      Operating      So Korea    So Korea           -
                    ----------------------------------------------------------------------------------------------------------------
                    New Alliance Asset Management (Asia) Ltd                    Operating        H.K.        H.K.             -
                    ----------------------------------------------------------------------------------------------------------------
                    ACM New-Alliance (Luxembourg) S.A.                          Operating        Lux.        Lux.             -
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Mgmt. (Proprietary) Ltd.                   Operating     So Africa    So Africa          -
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance-MBCA Capital (Private) Ltd.                     Operating      Zimbabwe    Zimbabwe           -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Odyssey Capital Mgmt. (Nambia)
                          (Proprietary) Ltd.                                    Operating       Nambia      Nambia            -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance-MBCA Capital (Private) Ltd.                     Operating      Zimbabwe    Zimbabwe           -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Odyssey Capital Mgmt. (Nambia)
                          (Proprietary) Ltd.                                    Operating       Nambia      Nambia            -
                       -------------------------------------------------------------------------------------------------------------











                                                                                Number of      Parent's
                                                                                 Shares       Percent of            Comments
                                                                                  Owned        Ownership    (e.g., Basis of Control
                                                                                  -----        ---------    -----------------------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
    The Equitable Life Assurance Society of the United States
    --------------------------------------------------------------------------------------------------------------------------------
       Equitable Holdings, LLC
       -----------------------------------------------------------------------------------------------------------------------------
          Alliance Capital Management Corporation
          --------------------------------------------------------------------------------------------------------------------------
             Alliance Capital Management L.P.
             -----------------------------------------------------------------------------------------------------------------------
                Alliance Capital Management Corp. of Delaware (Cont'd)
                --------------------------------------------------------------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                                100.00%
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd                  75.00%      3rd parties = 25%
                       -------------------------------------------------------------------------------------------------------------
                    ACAM Trust Company Private Ltd.                                          100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                                            100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management (Asia) Ltd.                                  100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Asset Management (Japan) Ltd                            100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Limited                                   250,000       100.00%
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Services Ltd.                            1,000       100.00%
                       -------------------------------------------------------------------------------------------------------------
                          Dimensional Trust Management Ltd.                     50,000       100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Corporate Finance Group Inc.                        1,000       100.00%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance SBS-AGRO Capital Management Co.                                  49.00%      3rd parties = 51%
                    ----------------------------------------------------------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                               100.00%
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Whittingdale Ltd.                                    100.00%
                       -------------------------------------------------------------------------------------------------------------
                       ACM Investments Ltd.                                                  100.00%
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Nominees Ltd.                                            100.00%
                       -------------------------------------------------------------------------------------------------------------
                    Hanwha Investment Trust Mgmt. Co., Ltd                                    20.00%      3rd parties = 80%
                    ----------------------------------------------------------------------------------------------------------------
                    New Alliance Asset Management (Asia) Ltd                                  50.00%      3rd parties = 50%
                    ----------------------------------------------------------------------------------------------------------------
                    ACM New-Alliance (Luxembourg) S.A.                                         1.00%      3rd parties = 99%
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Mgmt. (Proprietary) Ltd.                                 80.00%      3rd parties = 20%
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance-MBCA Capital (Private) Ltd.                                   50.00%      3rd parties = 50%
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Odyssey Capital Mgmt. (Nambia)
                          (Proprietary) Ltd.                                                 100.00%
                       -------------------------------------------------------------------------------------------------------------
                       Alliance-MBCA Capital (Private) Ltd.                                   50.00%      3rd parties = 50%
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Odyssey Capital Mgmt. (Nambia)
                          (Proprietary) Ltd.                                                 100.00%
                       -------------------------------------------------------------------------------------------------------------

Item 27. Number of Contractowners


         As of February 28, 2001 qualified annuity contracts covering 5,269 participants had been issued by the registrant.


Item 28.  Indemnification

          (a)  Indemnification of Directors and Officers

               The by-laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officer and Employees. (a) To the extent permitted by law of the State of New York and subject to all applicable requirements thereof:

          (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

          (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

         (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

               (b) To the extent permitted by the law of the State or New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726; Insurance Law ss.1216)

         The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit of such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

          (b)  Indemnification of Principal Underwriter

               To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.) undertook to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she is or was a director or officer of AXA Advisors, LLC.

          (c)  Undertaking

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters


         (a) AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), an affiliate of Equitable, is the principal underwriter and depositor for its Separate Account No. 301, Separate Account No. 45, 49 Separate Account A, Separate Account I, Separate Account FP ans EQ Advisors Trust. AXA Advisors, LLC's principal business address is 1290 Avenue of the Americas, NY, NY 10104.



         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 -------------------------------------


*Harvey E. Blitz                   Executive Vice President and Director

*G. Patrick McGunagle              Executive Vice President and Director

*Richard V. Silver                 Director

*Mark R. Wutt                      Director


Richard Conine                     Director
1345 Avenue of the Americas
39th Floor
New York, NY 10105


Edward J. Hayes                    Executive Vice President
200 Plaza Drive
Secaucus, NJ 07096



*Nik Malvania                      Executive Vice President

*James Bodowitz                    Senior Vice President and General Counsel

Stephen T. Burnthall               Senior Vice President
6435 Shiloh Road
Suite A
Alpharetta, GA 30005



Richard Magaldi                    Senior Vice President
6435 Shiloh Road
Suite A
Alpharetta, GA 30005

*Robert Schmedt                    Senior Vice President


Kevin R. Byrne                     Senior Vice President and Treasurer

Eric Mosholt                       Senior Vice President


*Jill Cooley                       Senior Vice President

*Donna M. Dazzo                    First Vice President


*James Bodovitz                    Vice President and Counsel


*Michael Brzozowski                Vice President and Compliance Director


*Amy Franceschini                  First Vice President


*Philomena Scamardella             First Vice President



*Michael Brzozowski                Vice President


*Mark D. Godofsky                  Vice President and Controller


*David Mahler                      Vice President and Compliance Officer


*Linda J. Galasso                  Vice President and Secretary


*Francesca Divone                  Assistant Secretary

         (c)  Not applicable.

Item 30. Location of Accounts and Records


         The records required to be maintained by Section 31(a) of the Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Equitable at: 200 Plaza Drive, Secaucus, New Jersey 07094; 1290 Avenue of the Americas, New York, New York 10104; and 135 West 50th Street, New York, New York 10020.


Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request; and


         (d) Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Contract. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages or riders to any Contract or prospectus, or otherwise.


         The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf in the City and State of New York, on this 8th day of April, 2002.



                                             SEPARATE ACCOUNT NO. 301 OF
                                             THE EQUITABLE LIFE ASSURANCE
                                             SOCIETY OF THE UNITED STATES
                                                     (Registrant)

                                             By: The Equitable Life Assurance
                                             Society of the United States



                                             By: /s/ Robin Wagner
                                                ---------------------------
                                                     Robin Wagner
                                                     Vice President and Counsel

                                   SIGNATURES



        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 8th day of April, 2002.



                                              THE EQUITABLE LIFE ASSURANCE
                                              SOCIETY OF THE UNITED STATES
                                                       (Depositor)



                                             By: /s/ Robin Wagner
                                                 --------------------------
                                                 Robin Wagner
                                                 Vice President and Counsel
                                                 The Equitable Life Assurance
                                                 Society of The United States



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:


*Christopher M. Condron       Chairman of the Board, Chief Executive
                              Officer and Director



PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin             Vice Chairman of the Board, Chief
                              Financial Officer and Director


PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel            Senior Vice President and
                              Controller


*DIRECTORS:



Bruce W. Calvert         John T. Hartley              Didier Pineau-Valencienne
Francoise Colloc'h       John H.F. Haskell, Jr.       George J. Sella, Jr.
Christopher M. Condron   Mary R. (Nina) Henderson     Peter J. Tobin
Henri de Castries        W. Edwin Jarmain             Stanley B. Tulin
Claus-Michael Dill       George T. Lowy
Joseph L. Dionne         Edward D. Miller
Denis Duverne
Jean-Rene Fourtou
Norman C. Francis
Donald J. Greene

*By: /s/ Robin Wagner
    ----------------------
    Robin Wagner
    Attorney-in-Fact
    April 8, 2002

                                 EXHIBIT INDEX

EXHIBIT NO.                                                            PAGE NO.
-----------                                                            --------



10.(a)             Consent of PricewaterhouseCoopers LLP